                                 Filed with the Securities and Exchange Commission on April 29, 2003
Registration No. 333-95959                                                                      Investment Company Act No. 811-08447

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       Washington, D.C. 20549

                                                              FORM N-6
                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                     Pre-Effective Amendment No. ______

                                                     Post-Effective Amendment No.  6

                                                               AND/OR

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                     Amendment No.  8

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     (Exact Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                        (Address of Depositor's Principal Executive Offices)
                                                           (203) 926-1888
                                                   (Depositor's Telephone Number)

                                                     SCOTT K. RICHARDSON, ESQ.
                                                 Chief Counsel - Variable Products
                                          One Corporate Drive, Shelton, Connecticut 06484
                                              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: MAY 1, 2003 OR as soon as practicable after the effective date of this registration

It is proposed that this filing will become effective (check appropriate box)

__  immediately upon filing pursuant to paragraph (b)
X   on May 1, 2003 pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a)(1)
__  on _________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
__  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HORIZON

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This  Prospectus  describes a flexible  premium  variable life  insurance  policy being offered by American  Skandia Life  Assurance
Corporation  ("we," "our," "us," "American  Skandia," or "the Company"),  One Corporate  Drive,  Shelton,  Connecticut,  06484.  The
Policy may be offered as individual  coverage or as an interest in a group policy.  This Prospectus  provides a detailed  discussion of matters you should  consider  before buying a Policy.  This Policy or certain of its  investment  options may not be available in all  jurisdictions.  Various rights and benefits may differ between  jurisdictions  to meet  applicable law and/or  regulations.  In particular, please refer to Appendix B for a description of certain provisions that apply to Policies sold to New Jersey residents.

What is American  Skandia  offering?  We are offering cash value life insurance  coverage  called  "flexible  premium  variable life insurance."  Each of these technical terms can be explained as follows:

|X|   The coverage is called "life  insurance"  because we will pay a death benefit to your  beneficiary(ies)  upon the death of the
     Insured person (if there is a second Insured, the death benefit is payable upon the death of the last surviving Insured).

|X|   It is "cash value" life insurance because,  in addition to the death benefit,  it also provides living benefits for the Owner, such as the right to take withdrawals and the right to take loans using the value of the Policy as collateral.

|X|   The coverage is called  "flexible  premium"  because it offers  considerable  flexibility  in the timing and amount of Premium payments  after the initial  Premium.  No  additional  Premium  must be paid  unless it is required to pay the ongoing  monthly charges.  However,  there is a minimum  amount we accept,  both for initial and  subsequent  Premiums.  There is also a maximum total amount you can pay. In order to achieve  certain  beneficial  tax treatment for  withdrawals  and loans,  you may need to limit the  amounts  you pay.  If you pay the  maximum  allowable  amount,  you may not be able to pay any  additional  Premiums without applying for additional insurance.

|X|   The coverage is "variable" because you can allocate all or part of your Premium to variable  investment options that invest in an underlying  mutual fund or a portfolio of an underlying  mutual fund. The variable  investment  options are  Sub-accounts of
     American Skandia Life Assurance  Corporation  Separate Account F ("Separate Account F"). The following  underlying mutual funds or portfolios  of the following  underlying  mutual funds are currently  being  offered:  American  Skandia  Trust,  Montgomery
     Variable Series, Rydex Variable Trust,  INVESCO Variable Investment Funds, Inc., Evergreen Variable Annuity Trust,  ProFunds VP
     and The  Prudential  Series Fund,  Inc. A  description  of the  portfolios of the  underlying  mutual funds that are offered as variable  investment  options can be found  beginning on page 24. The  performance  of the variable  investment  options is not guaranteed.  You bear the investment  risk if you allocate funds to these  investment  options because the performance of these investment options can decrease or increase.  This can impact the death benefit and the cash value of the Policy.

|X|   The  coverage  also  allows you to  allocate  all or part of your  Premiums  to a fixed  option  that  credits a fixed rate of interest.  We guarantee the rate of return on this option.  These  obligations  are supported by our general  account.  We bear the investment risk if you allocate funds to this option.

|X|   The Policy can be structured to qualify as life insurance under either of two (2) tests outlined in the Internal  Revenue Code
     ("Code") - the  guideline  premium  test or the cash  value  accumulation  test.  The test you choose can have an impact on the amount of Premium  that can be applied to the Policy and can have an impact on values under your  Policy,  including  the death benefit.  Your  investment  professional  can assist you in electing the test that is best for your  particular  situation  and goals.

The variable life insurance  policy  described in this Prospectus is not a deposit of or guaranteed by, any bank or bank subsidiary, and is not insured by the Federal Deposit  Insurance  Corporation,  the Federal  Reserve Board,  or any other agency.  The Policy is subject to investment risks and may decrease in value.
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THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
FUNDS.  KEEP IT FOR FUTURE REFERENCE.
------------------------------------------------------------------------------------------------------------------------------------

VLI-HORIZON-PROS (05/01/2003)    CALL 1-888-554-3348 FOR FURTHER INFORMATION    Prospectus Dated: May 1, 2003                 7VULB
------------------------------------------------------------------------------------------------------------------------------------
                            PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

|X|  Depending on the timing and amount of your Premium payments, the Policy may be treated as a modified endowment contract("MEC").
     We evaluate your Policy  according to the "7-pay test" under the Code, which compares the amount of Premiums paid to the amount of insurance  purchased.  If your Policy  "passes"  the "7-pay  test",  it will not be treated as a MEC. As a non-MEC,  partial withdrawals  or loans you take from the Policy will receive  favorable tax  treatment.  If your Policy does not pass the "7-pay test" at any time,  it will be treated as a MEC and will not be entitled to some of the  beneficial  tax  treatment  given to a non-MEC policy.

|X|   The  Policy  has a limited  amount of  liquidity  during  the first ten (10)  years.  During  that  period,  you can only make withdrawals under certain  medically-related  circumstances or from Premium amounts made in excess of certain limits.  However, you can access a portion of the Policy's value through  Policy loans using a portion of its value as collateral.  Assuming that the Policy is not treated as a MEC,  Policy loans receive  favorable tax  treatment.  Loans can have an impact on benefits that can be positive or negative.

                                                   SUMMARY OF BENEFITS AND RISKS

The  following is a summary of the benefits and risks of the Policy being  offered.  All of these  benefits and risks are  described in more detail within this Prospectus.

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                                                            POLICY BENEFITS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
DEATH BENEFIT                                    This  Policy is  considered  life  insurance  because  we pay a death  benefit to your beneficiary  upon the death of the Insured.  The death  benefit is the greatest of the
                                                 Basic Death Benefit,  the Minimum  Required  Death Benefit and the Guaranteed  Minimum
                                                 Death Benefit.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
INVESTMENT OPTIONS                               The Policy  offers many variable  investment  options that invest in  Portfolios.  The
                                                 Policy also offers fixed  allocations,  which provide a fixed rate of interest that is guaranteed by American Skandia.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
CASH VALUE CREDITS                               If your Policy is eligible, we credit, each Policy Anniversary,  additional amounts to your Account  Value based on growth in your  Policy's Cash Value or based on the total amount of your Premium payments.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
RIGHT TO CANCEL THE POLICY                       You have a limited  period of time after the date you receive your Policy in which you can return the Policy and receive a refund.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TRANSFER OF ACCOUNT VALUE                        You may transfer Account Value between investment options,  with certain  limitations.
                                                 Additionally,  we offer two types of allocation  services:  dollar cost  averaging and static rebalancing.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LOANS                                            You may  take a loan on the  Policy  using  your  Account  Value  as  collateral.  The maximum amount available as a loan is equal to 90% of your current Cash Value.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
PARTIAL WITHDRAWALS AND SURRENDERS               The Policy has a limited amount of liquidity  during the first ten (10) years.  During
                                                 that  period,   you  can  only  make  withdrawals   under  certain   medically-related
                                                 circumstances  or from Exempt  Premium.  There is no contingent  deferred sales charge on such  withdrawals.  After the tenth Policy Year, you may withdraw up to 90% of your
                                                 Cash Value.  You may  surrender  your Policy  after the right to cancel  period and we will pay you the Cash Value.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
ACCELERATED DEATH BENEFIT                        Under certain  circumstances,  we will pre-pay to you a portion of the Death Proceeds.
                                                 The  maximum  we will pay,  before any  reductions,  is the lesser of 50% of the Death
                                                 Benefit or $250,000.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
MEDICALLY-RELATED WAIVER                         Under certain circumstances,  you may take a medically-related  waiver and not pay any contingent  deferred  sales  charge  that  would  otherwise  apply to a  surrender.  A medically-related  waiver  also is the  only  context  in which  we  permit a  partial withdrawal in the first ten Policy Years of amounts other than Exempt Premium.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TAX BENEFITS                                     Under  most  circumstances,  no  tax  is  payable  on  any  gains  until  distributed.
                                                 Distributions  from Policies not treated as modified  endowment  contracts ("MEC") are treated  as coming out first from your tax basis.  Transfers  between  Portfolios  are not currently  taxable to the extent of any investment  gain. The Beneficiary does not pay any income tax on the Death Proceeds, under most circumstances.
------------------------------------------------ ---------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                                             POLICY RISKS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
INVESTMENT PERFORMANCE                           Your Account  Value  allocated to the  Sub-accounts  may increase or decrease with the investment  performance  of the  Portfolios.  This  impacts the Death  Benefit and the
                                                 Cash  Value of the  Policy.  You bear the entire  investment  risk when  investing  in variable  investment  options.  We do not  guarantee  the  investment  results  of any
                                                 Sub-account.  Each  of  the  Sub-accounts  has  its  own  risks  associated  with  its
                                                 respective  investment  objectives  and  policies.   You  should  carefully  read  the
                                                 prospectus for any Portfolio in which you are interested, before investing.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON TRANSFERS                         We may require a minimum of $500 to remain in an  investment  option after a transfer.
                                                 Transfers  from Fixed  Allocations  are  limited to the  greater of 25% of the Account
                                                 Value in the Fixed  Allocations or $1,000.  There is a waiting period after a transfer from  a  Fixed  Allocation  until  you  can  make  another  transfer  from  any  Fixed
                                                 Allocations.   You  are  permitted  20  free  transfers  per  Policy  Year,  including transfers involving Fixed Allocations.
------------------------------------------------ ---------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------
                                                       POLICY RISKS (Continued)
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LOANS                                            A loan from your Account Value may have a positive or negative  impact on your Account
                                                 Value and may affect the amount of the Minimum  Required  Death  Benefit and possibly, the Death  Benefit.  Loans are not treated as a  distribution,  and are not taxable as ordinary income, unless we believe your Policy should be treated as a MEC.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON WITHDRAWALS                       The Policy has a limited amount of liquidity during the first ten (10) years.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
SURRENDER CHARGES                                If you decide to surrender  the Policy after the right to cancel period and during the first ten Policy  Years,  we will deduct a  contingent  deferred  sales  charge on any amount of Assessable Premium withdrawn.  The contingent  deferred sales charge applies if you surrender the Policy during the first ten (10) Policy Years,  unless the Policy qualifies for a medically-related  waiver or you take a partial withdrawal from Exempt
                                                 Premium.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LIMITATIONS ON MEDICALLY-RELATED WAIVERS         This  benefit is limited to amounts up to  $500,000  inclusive  of any life  insurance policy or annuity contract issued by American  Skandia,  with the same Insured,  Owner or Annuitant.  You must qualify based on confinement to a long-term care facility.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LAPSE                                            Your  Policy  can end if there is  insufficient  Cash Value to  support  the  Policy's charges.  If this  occurs,  we will  inform  you of  additional  payment  required  to continue the Policy.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
LONG-TERM INVESTMENT                             This Policy is designed for long-term  financial  needs.  You should not purchase this
                                                 Policy  if you will  need  access to the Cash  Value in a short  period  of time.  You should  carefully  evaluate with your investment  professional  whether this Policy is appropriate  for your  specific  needs in light of your  financial  situation and your personal and financial goals.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
TAX TREATMENT                                    Depending  on the  timing  and  amount of your  premium  payments,  the  Policy may be treated as a MEC. We  evaluate  your policy  according  to the "7-pay  test" under the
                                                 Internal  Revenue  Code.  If your policy  "passes"  the "7-pay  test",  it will not be treated  as a MEC.  As a  non-MEC,  partial  withdrawals  or loans  you take  from the policy will receive  favorable tax treatment.  If your policy does not pass the "7-pay test" at any time,  it will be  treated as a MEC and will not be  entitled  to some of the beneficial tax treatment given to a non-MEC policy.
------------------------------------------------ ---------------------------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------------------------
COMPANY SOLVENCY                                 All benefits and  guarantees,  including  the Death  Benefit,  depend on the continued
                                                 financial strength of American Skandia.
------------------------------------------------ ---------------------------------------------------------------------------------------

                                                          SUMMARY OF COSTS

The  following  table  provides a summary of the costs you will incur if you  surrender  the Policy or transfer  Account Value among investment options.  These costs are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                           TRANSACTION COSTS
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
            COST                     WHEN DEDUCTED                                      AMOUNT DEDUCTED/
                                                                                       DESCRIPTION OF COST
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Premium Tax                    From each Premium payment                     Generally from 0.0% to 3.5% of Premium
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
"DAC" Tax                      From each Premium payment                                1.15% of Premium
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Contingent Deferred Sales        Upon Surrender during
Charge*                        Policy Years 1 through 10                                       10%
                                  Contingent deferred
                                 sales charge is only
                                   assessed against
                                Assessable Premium. No
                                  contingent deferred
                               sales charge is assessed
                                against Exempt Premium.
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Partial Withdrawal              Upon Partial Withdrawal                                      $25.00
Transaction Fee
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Transfer Fee                    After the 20th transfer                                      $10.00
                                   each Policy Year
------------------------------ -------------------------- ------------------------------------------------------------------------------
------------------------------ -------------------------- ------------------------------------------------------------------------------
Loan Interest Rate              When a loan is taken on
                                      the Policy                                              6.0%
                                  (Deducted per year,
                                 compounded yearly, in
                                       arrears)
------------------------------ -------------------------- ------------------------------------------------------------------------------

*    The following are the contingent deferred sales charges (as a percentage of Assessable Premium) upon surrender.

                                    Yr. 1 - 10%, Yr. 2 - 8%, Yr. 3 - 6%, Yr. 4 - 5%, Yr. 5 - 4%,
                                    Yr. 6 - 3%, Yr. 7 - 2%, Yr. 8 - 2%, Yr. 9 - 1%, Yr. 10 - 1%,
                                                       Yr. 11 and after - 0%

The  following  table  provides a summary of the periodic  cost you will incur while you own the Policy,  excluding  the  underlying mutual fund Portfolio annual expenses.  These costs are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                         PERIODIC POLICY COSTS
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
              COST                          WHEN DEDUCTED                                    AMOUNT DEDUCTED/
                                                                                            DESCRIPTION OF COST
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Sales Charge                        Monthly for the 1st 10 Policy                   0.40% per year of the Account Value
                                                Years
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
Cost of Insurance1                             Monthly                     Minimum                Maximum         Representative2

                                     (Pro-rata from the variable
                                    and fixed investment options
                                    in which you maintain Account
                                               Value)
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
                                                                    $0.68 per $1,000 Net    $648.00 per $1,000    $3.09 per $1,000 Net
                                                                     Amount at Risk per     Net Amount at Risk     Amount at Risk per
                                                                         year for a         per year for a 98-     year for a 45-year
                                                                     10-year-old female3      or 99-year-old          old female/no
                                                                                                  person4                tobacco

                                                                                                                  $3.45 per $1,000 Net
                                                                                                                   Amount at Risk per
                                                                                                                       year for a
                                                                                                                   45-year-old male/no
                                                                                                                         tobacco
---------------------------------- -------------------------------- ---------------------- ---------------------- ----------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Mortality and Expense Risk                      Daily                                    Policy Years 1 through 15
                                                                                         -------------------------
Charge5                                                                       0.90% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------
---------------------------------- -------------------------------- --------------------------------------------------------------------
Administration Charge                           Daily                         0.25% per year of the value of each Sub-account
---------------------------------- -------------------------------- --------------------------------------------------------------------

1.    The charges shown above are based on guaranteed maximum cost of insurance rates, which depend on Age, gender,  tobacco use and rate class,  and are for the  preferred  risk class.  They may not be  representative  of the charge that you will pay. You may request a personalized illustration of the charge by calling us at 1-888-554-3348.
2.    The  representative  purchasers  for Policies  issued on a single life basis are a Male and Female,  Age 45, who are in the no tobacco use class.
3.    The minimum charge for persons below Age 16, is independent of tobacco use.
4.    The maximum charge applies to both females and males, Age 98 or 99, who are either in the no tobacco or tobacco use class.
5.    The mortality and expense risk charge in Policy Years 16+ is 0.25% per year of the value of each Sub-account.

The  following  table  provides  the range  (minimum  and maximum) of the total  annual  expenses  for the  underlying  mutual funds
("Portfolios")  as of December 31, 2002.  Each figure is stated as a percentage  of the  underlying  Portfolio's  average  daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                0.14% *                                       2.15%
---------------------------------------------- -------------------------------------------- --------------------------------------------
*    The minimum total annual  portfolio  operating  expenses are those of a Portfolio  that may invest in mutual funds,  which also charge their own operating expenses.  Thus, the total annual portfolio operating expenses may be higher than indicated.

The following table provides the actual  investment  management fees, other expenses,  12b-1 fees (if applicable),  the total annual expenses,  and any fee waivers and expense  reimbursements  for each Portfolio as of December 31, 2002, except as noted. Each figure is stated as a percentage of the  underlying  Portfolio's  average daily net assets.  For certain of the  underlying  Portfolios,  a portion of the  management  fee is being waived  and/or other  expenses are being  partially  reimbursed.  "N/A"  indicates  that no portion of the  management  fee and/or  other  expenses is being  waived  and/or  reimbursed.  The "Net Annual  Portfolio  Operating
Expenses"  reflect the combination of the Portfolio's  investment  management fee, other expenses and any 12b-1 fees, net of any fee waivers and expense  reimbursements.  The following  expenses are deducted by the Portfolio before it provides American Skandia with the daily net asset value.  Any footnotes  about expenses  appear after the list of all the  Portfolios.  The Portfolio  information was provided by the underlying mutual funds and has not been independently verified by us.

See the  prospectuses  or statements of additional  information of the Portfolios for further  details.  The current  prospectus and statement of additional information for Portfolios can be obtained by calling 1-800-752-6342.

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST Strong International Equity                     0.88%          0.21%          0.12%         1.21%         0.00%        1.21%
  AST William Blair International Growth              1.00%          0.23%          0.10%         1.33%         0.10%        1.23%
  AST American Century International Growth           1.00%          0.25%          0.00%         1.25%         0.00%        1.25%
  AST DeAM International Equity                       1.00%          0.44%          0.00%         1.44%         0.15%        1.29%
  AST MFS Global Equity                               1.00%          0.41%          0.00%         1.41%         0.00%        1.41%
  AST PBHG Small-Cap Growth                           0.90%          0.22%          0.11%         1.23%         0.00%        1.23%
  AST DeAM Small-Cap Growth                           0.95%          0.20%          0.00%         1.15%         0.15%        1.00%
  AST Federated Aggressive Growth                     0.95%          0.43%          0.00%         1.38%         0.03%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.21%          0.11%         1.27%         0.00%        1.27%
  AST Gabelli Small-Cap Value                         0.90%          0.19%          0.01%         1.10%         0.00%        1.10%
  AST DeAM Small-Cap Value                            0.95%          0.53%          0.00%         1.48%         0.33%        1.15%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.07%         1.33%         0.10%        1.23%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.20%          0.06%         1.16%         0.00%        1.16%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.17%          0.09%         1.16%         0.00%        1.16%
  AST Alger All-Cap Growth                            0.95%          0.19%          0.15%         1.29%         0.00%        1.29%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.00%         1.19%         0.00%        1.19%
  AST T. Rowe Price Natural Resources                 0.90%          0.23%          0.03%         1.16%         0.00%        1.16%
  AST Alliance Growth                                 0.90%          0.20%          0.03%         1.13%         0.00%        1.13%
  AST MFS Growth                                      0.90%          0.18%          0.10%         1.18%         0.00%        1.18%
  AST Marsico Capital Growth                          0.90%          0.16%          0.04%         1.10%         0.01%        1.09%
  AST Goldman Sachs Concentrated Growth               0.90%          0.15%          0.04%         1.09%         0.06%        1.03%
  AST DeAM Large-Cap Growth                           0.85%          0.23%          0.00%         1.08%         0.10%        0.98%
  AST DeAM Large-Cap Value                            0.85%          0.24%          0.04%         1.13%         0.10%        1.03%
  AST Alliance/Bernstein Growth + Value               0.90%          0.23%          0.00%         1.13%         0.00%        1.13%
  AST Sanford Bernstein Core Value                    0.75%          0.25%          0.00%         1.00%         0.00%        1.00%
  AST Cohen & Steers Realty                           1.00%          0.23%          0.03%         1.26%         0.00%        1.26%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.08%         0.84%         0.00%        0.84%
  AST American Century Income & Growth                0.75%          0.23%          0.00%         0.98%         0.00%        0.98%
  AST Alliance Growth and Income                      0.75%          0.15%          0.08%         0.98%         0.02%        0.96%
  AST MFS Growth with Income                          0.90%          0.28%          0.01%         1.19%         0.00%        1.19%
  AST INVESCO Capital Income                          0.75%          0.17%          0.03%         0.95%         0.00%        0.95%
  AST DeAM Global Allocation                          0.10%          0.04%          0.00%         0.14%         0.00%        0.14%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%         0.00%        1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.26%          0.00%         1.11%         0.00%        1.11%
  AST T. Rowe Price Global Bond                       0.80%          0.26%          0.00%         1.06%         0.00%        1.06%
  AST Federated High Yield                            0.75%          0.19%          0.00%         0.94%         0.00%        0.94%
  AST Lord Abbett Bond-Debenture                      0.80%          0.24%          0.00%         1.04%         0.00%        1.04%
  AST DeAM Bond                                       0.85%          0.23%          0.00%         1.08%         0.15%        0.93%
  AST PIMCO Total Return Bond                         0.65%          0.15%          0.00%         0.80%         0.02%        0.78%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%         0.00%        0.83%
  AST Money Market                                    0.50%          0.13%          0.00%         0.63%         0.05%        0.58%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.43%           0.00%         1.68%        0.00%        1.68%

Rydex Variable Trust:
  Nova                                                 0.75%         0.97%           0.00%         1.72%         0.00%        1.72%
  Ursa                                                 0.90%         0.89%           0.00%         1.79%         0.00%        1.79%
  OTC                                                  0.75%         0.99%           0.00%         1.74%         0.00%        1.74%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee         Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers      Annual
              UNDERLYING PORTFOLIO                                                              Operating    and          Portfolio
                                                                                                 Expenses    Expense      Operating
                                                                                                             Reimburse-mentExpenses
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.37%           0.00%         1.12%         0.00%        1.12%
  Technology                                           0.75%         0.36%           0.00%         1.11%         0.00%        1.11%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%         0.00%        1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%         0.00%        1.09%
  Telecommunications                                   0.75%         0.47%           0.00%         1.22%         0.00%        1.22%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.31%           0.00%         1.18%         0.18%        1.00%
  Special Equity                                       0.92%         0.26%           0.00%         1.18%         0.15%        1.03%
  Omega                                                0.52%         0.18%           0.00%         0.70%         0.00%        0.70%

ProFund VP:
  Europe 30                                            0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Bear                                                 0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  UltraBull 2                                          0.75%         1.12%           0.25%         2.12%         0.27%        1.85%
  OTC                                                  0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  UltraOTC                                             0.75%         1.08%           0.25%         2.08%         0.13%        1.95%
  UltraSmall-Cap                                       0.75%         1.15%           0.25%         2.15%         0.17%        1.98%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth                    0.85%          0.70%          0.25%         1.80%         0.16%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1     The  Investment  Manager of  American  Skandia  Trust (the  "Trust")  has agreed to  reimburse  and/or  waive fees for certain
     Portfolios  until at least April 30, 2004. The caption "Total Annual  Portfolio  Operating  Expenses"  reflects the Portfolios'
     fees and expenses before such waivers and reimbursements,  while the caption "Net Annual Portfolio Operating Expenses" reflects the effect of such waivers and  reimbursements.  The Trust adopted a  Distribution  Plan (the  "Distribution  Plan") under Rule
     12b-1 of the  Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote  the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and  amounts  paid by the  various
     Portfolios  are not  expected  to increase as a result of the  Distribution  Plan,  the staff of the  Securities  and  Exchange
     Commission takes the position that commission  amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios.  The Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed under the Distribution  Plan.  Although there are no maximum amounts  allowable,  actual  commission  amounts directed under the Distribution  Plan will vary and the amounts  directed during the last full fiscal year of the Plan's  operations may differ from the amounts listed in the above chart.
2     Effective  May 1, 2003,  the ProFunds VP Bull Plus  portfolio  changed its name to ProFund VP UltraBull to reflect a change in its investment objective.

                                                    GLOSSARY OF IMPORTANT TERMS

The following are key terms used in this Prospectus.  Other terms are defined in this Prospectus as they appear.

ACCOUNT VALUE is the value on any  Valuation  Day, of your  allocation to each  Sub-account  and any Fixed  Allocation,  plus any of their earnings and less any losses,  distributions and charges thereon,  plus the value of any amounts in the Loan Account, plus any earnings and less any  distributions  and charges thereon,  all before  assessment of any contingent  deferred sales charge or Debt.
Account Value is determined  separately  for each  Sub-account  and each Fixed  Allocation,  as well as, for any amounts in the Loan
Account, and then totaled to determine the Account Value of your entire Policy.

AGE is the age of an Insured for purposes of this Policy.  Initially,  and for the first Policy Year,  it is the Insured's age as of the  Insured's  last birthday  which  occurred on or prior to the Policy Date.  In each  following  Policy Year, it is the Insured's age last  birthday  as of the  preceding  Policy  Anniversary.  If there is more  than  one  Insured,  it is the age of the  younger
Insured.

APPLICATION is the form or combination of forms you must submit to apply for a Policy.  If there are two Insureds,  the  Application must be completed for both Insureds.

ASSESSABLE  PREMIUM is the portion of Premiums paid against which we assess any applicable  contingent  deferred sales charge upon a surrender  of the  Policy.  Assessable  Premiums  are  subject  to a maximum  amount per year,  referred  to as the  Maximum  Annual
Assessable Premium, described more fully below.

BENEFICIARY is the person(s) or entity(ies) you designate for payment of any Death Proceeds.

CASH VALUE is the Account Value,  on any Valuation Day, less any contingent  deferred sales charge and any unpaid charges that would apply upon surrender, and any Debt.

CASH VALUE CREDITS are  additional  amounts we credit to your Account  Value.  We credit these amounts if your total Cash Value on a
Policy  Anniversary  equals or exceeds 200% (2X) of your Premium or your Premium (net of  withdrawals)  exceeds a cumulative  amount after seven Policy Years.

CODE is the Internal Revenue Code of 1986, as amended from time to time, and the regulations thereunder.

DEATH BENEFIT is the amount  payable as a result of an Insured's  death before any reduction due to Debt and any unpaid  charges due and before  addition of any  interest  due  pursuant to law. If there is a second  Insured,  the Death  Benefit is payable  upon the death of the last surviving Insured.

DEATH  PROCEEDS  equals the Death  Benefit  less any  reduction  due to Debt and any unpaid  charges  due and after  addition of any interest due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

EXCHANGE  POLICY is a Policy  purchased as part of an exchange of life insurance  policies that does not incur any current  taxation pursuant to Section 1035 of the Code or any successor  provision,  and into which the surrender  value of one or more prior policies is contributed to the Policy in conjunction with such exchange.

EXEMPT  PREMIUM is the portion of Premiums paid against which we do not assess any  contingent  deferred sales charge upon surrender or withdrawal and the amount of any loans we establish in conjunction with your purchase of an Exchange Policy.

FIXED  ALLOCATION  is an allocation of Account  Value that we credit a fixed rate of interest.  Fixed  Allocations  are supported by our general account.

GUARANTEED  MINIMUM DEATH BENEFIT is the minimum amount we guarantee to pay to your  Beneficiary as a result of the Insured's death, before we assess any unpaid charges due and any reduction for Debt.  However,  this benefit does not apply once the Insured  reaches
Age 100, or if there are two  Insureds,  when the younger  Insured  reaches  Age 100 or would have  reached  that Age if the younger
Insured dies before the older Insured.

IN WRITING is in a written  form, in a manner we accept,  that is  satisfactory  to us and filed at our Office.  We retain the right to  specifically  agree in  advance  to accept  communication  regarding  a specific  matter by  telephone  or by some other form of electronic transmission, in a manner we prescribe.

INSURED is the  person(s)  upon whose life  coverage is issued and as a result of whose death the Death  Proceeds  are  payable.  If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MAXIMUM  ANNUAL  ASSESSABLE  PREMIUM is the maximum  amount of Premium  against which we will assess any  contingent  deferred sales charge upon  surrender of the Policy.  We do not assess any contingent  deferred sales charge upon surrender  against any portion of the Premium you pay that exceeds the maximum amount for that Policy Year.

MEC is a modified  endowment contract as defined in Section 7702A of the Code or any successor  provision thereto.  Whether a Policy is a "MEC" or a "non-MEC"  depends on whether the Policy  satisfies the "7-pay test",  a test outlined in the Code that compares the amount of Premiums paid to the amount of insurance purchased.

MEC  THRESHOLD  AMOUNT is the annual level amount of Premium  which,  if exceeded on a cumulative  basis,  would cause the Policy to become a MEC.

MINIMUM  REQUIRED  DEATH BENEFIT is the minimum amount due as a result of the Insured's  death  pursuant to the  applicable  test we apply in accordance with the Code, prior to any reduction for Debt.

MONTHLY  PROCESSING  DAY/DATE is the  Valuation  Day each month when we deduct  charges from the Account  Value.  The first  Monthly
Processing  Date is the Policy Date.  After that, the Monthly  Processing  Dates generally occur on the same day of the month as the
Policy Date. If the Monthly  Processing  Date occurs on a day that is not a Valuation  Day, the Monthly  Processing  Date that month will be the next Valuation Day.

NET AMOUNT AT RISK is the difference  between the Death Benefit and the Account  Value.  We use a formula when  calculating  the Net
Amount at Risk as part of determining the monthly cost of insurance charge.

NET PREMIUM is a Premium less the deduction for premium taxes,  "DAC" taxes and any amount  deductible  from Premium for an optional additional benefit should you elect it.

OFFICE is our  administrative  office:  American  Skandia -  Variable  Life  Insurance  , P.O.  Box  7040,  Bridgeport,  Connecticut
06601-7040.

OWNER is  either an entity or  person  who may  exercise  the  ownership  rights  provided  by a Policy.  If we issue a  certificate representing  interests in a group life insurance policy, the rights,  benefits, and requirements of, and the events relating to, an
Owner,  as described in this  Prospectus,  will be your rights as  participant  in such group policy.  Unless later  changed,  Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance  contract or  certificate we issue as evidence of our commitment to pay the Death Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY MONTH is the period from one Monthly Processing Day to the next.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is an underlying mutual fund or a portfolio of an underlying mutual fund.

PREMIUM is each cash  consideration  you give to us for the rights,  privileges and benefits  provided by a Policy  according to its terms.  This includes Premium paid as of the Policy Date, as shown in the Policy, and any additional consideration we accept.
SEPARATE  ACCOUNT is the separate  account to which we allocate  assets in relation to our  obligations  for  benefits  based on the variable investment options.  American Skandia Life Assurance  Corporation  Separate Account F (also referred to as Separate Account
F) is the separate account utilized for the Policy.

SPECIFIED AMOUNT is a measure we use in determining the Death Benefit.

SUB-ACCOUNT is a division of the Separate Account that invests in a Portfolio.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT PRICE is used for calculating:  (a) the number of Units allocated to a Sub-account;  and (b) the value of transactions  into or out of a Sub-account  or benefits  based on Account Value in a  Sub-account.  Each  Sub-account  has its own Unit Price,  which will vary each Valuation Period.

VALUATION  DAY/DATE is every day the New York Stock  Exchange is open for trading or any other day that the  Securities and Exchange
Commission requires mutual funds or unit investment trusts to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"We," "us,"  "our," "American Skandia," or "the Company" means American Skandia Life Assurance Corporation.

"You" or "your" means the Owner.

                                                    DESCRIPTION OF THE OFFERING

This Policy is  described  using a  "question  and answer"  format that  assumes  you,  the  prospective  purchaser,  are asking the questions.

PURCHASING A POLICY

Who  should  buy this  Policy?  Life  insurance  can be  bought  to meet a  number  of needs of  individuals  or  entities,  such as corporations  or trusts.  Different  types of life  insurance are designed to address  certain  needs more than others.  This Policy may be appropriate  for a number of persons or entities,  but it may be especially  useful for persons  addressing a range of estate planning  needs who also may need  access  to some or all of the Cash  Value to meet  supplemental  retirement  income  needs or for emergency  expenses.  For  estate  tax  purposes,  purchasers  may want to  consider  placing  this type of  coverage  in a trust or transferring  ownership  of the  Policy in an effort to remove  the asset  from their  estate,  particularly  if, at any point,  the purchaser  believes  the Cash Value may not be needed as a resource for other  purposes.  This Policy may also be useful for persons seeking to make a sizable  donation  to a charity or  eligible  non-profit  organization,  where the charity is named both Owner and
Beneficiary of the Policy, and the donor is named as the Insured.  You should carefully  evaluate with your investment  professional whether this Policy is right for your specific  needs in light of your entire  situation and your personal and financial  goals.  In particular,  you should evaluate the advantages and  disadvantages of replacing any existing life insurance or annuity coverage with this Policy.  If you are seeking  specific tax  consequences,  you should consult with a competent tax advisor as to whether and how your goals may best be achieved.  These  policies  may not be an  appropriate  investment  if  purchased  within a  retirement  plan qualified  under the Code.  You should  consult a competent tax advisor or  investment  professional  about using these  policies in such plans.

------------------------------------------------------------------------------------------------------------------------------------
American  Skandia offers several  different  types of variable life insurance  policies which your  investment  professional  may be authorized  to offer to you.  Each of these  policies can be structured  to address a particular  life  insurance  need that you may have.  The features,  benefits and charges may differ to some degree  between each policy we offer.  Some of these  differences  can affect the amount of your death  benefit,  the degree to which you can access  some of the  policy's  Cash Value  through  loans and withdrawals  and the charges that you will be subject to if you choose to surrender  the policy.  The  compensation  that we pay for sales of these policies may also differ.
------------------------------------------------------------------------------------------------------------------------------------

 This Policy is  available  only to  purchasers  with a Specified  Amount of $500,000 or greater.  We offer a similar  policy with a lower  minimum  Specified  Amount under a separate  prospectus.  The minimum  initial  Premium  payment  also  differs  between both policies.  The contingent  deferred  sales charge on this Policy has a longer  duration but the amount of the charge is lower during the initial  Policy Years as compared to the other policy.  The  contingent  deferred sales charge on the other policy has a shorter duration but upon  surrender of the Policy  during the initial  Policy Years,  the amount of the charge is higher.  The duration and amount of the contingent  deferred sales charge has an impact on the Cash Value of your Policy.  To the extent that Policy  benefits are based on the Cash Value, in particular the availability of Policy loans, this can be an important factor to consider.

How  do I buy a  Policy?  We  have  established  certain  underwriting  standards  to  determine  the  insurability  of  the  Policy applicants.  We require you to submit an Application  to provide  information  that enables us to determine if these  standards have been met. We may require  additional  information,  including,  but not limited to, some of the proposed  Insured's  medical records and may also require the proposed  Insured to take certain medical tests. We evaluate all of this  information to determine  whether we can issue a Policy.  When we evaluate  whether to issue a Policy,  we will also determine  whether the proposed Insured is in the tobacco  usage class and/or must be placed in a  substandard  risk class.  If the proposed  Insured  meets our standards and we have received a Premium,  we will issue a Policy.  When issued,  your Policy will  indicate if the Insured is in the tobacco  usage class and whether the Insured was placed in a  substandard  risk class in order to issue the Policy.  If our  standards are not met and we received  a  Premium,  we will  return an amount  equal to the  Premium  to you.  No  interest  will be paid on  Premium  during the underwriting period.

Age Restrictions:          For Single  Life  Policies - The  Insured  may not be older than Age 80 on the Policy  Date.  There is no
                           --------------------------
                           minimum age limit.

                           For Joint  Life  Policies - The  Insureds  may not be less than Age 18 or older than Age 80 on the Policy
                           -------------------------
                           Date.

                           Additional age restrictions may apply if you elect Death Benefit Option III or IV.

Tobacco Usage Class:  The Insured's  tobacco usage class is a factor used to determine the Specified  Amount,  the Minimum  Required
Death Benefit,  the Guaranteed  Maximum  Monthly Cost of Insurance  Charge and the Current  Monthly Cost of Insurance  rates. If the
Insured was included in the tobacco usage class on the Policy's  Issue Date and  subsequently  ceases to be a tobacco user after the first Policy Year, you may apply for a change in status.

Substandard  Risk Class: If the Insured is placed in a substandard  risk class,  the factors used to determine the Minimum  Required
Death Benefit,  the Guaranteed  Maximum  Monthly Cost of Insurance  Charge and the Current Monthly Cost of Insurance rates under the
Policy will be different than for an Insured in the preferred risk class.  For Insureds in a substandard  risk class,  the change in these  factors  will  generally  result in a higher  monthly  cost of  insurance  charge and may result in a lower Death  Benefit as compared to an Insured in the  preferred  risk class.  Higher  monthly cost of insurance  charges will have an impact on the Account
Value and Cash Value of your Policy.  NOTE:  Where allowed by law,  Policies  issued to  Insured(s) in a substandard  risk class may not be eligible for certain benefits under the Policy.

To the extent  permitted by law, we reserve the right to apply  differing  standards of insurability to persons who may be part of a group or who may qualify,  for some other reason,  as part of a different class.  Such classes may include,  but are not limited to, persons  seeking a Policy who are applying all or a portion of proceeds  from an  insurance  or annuity  contract,  or proceeds of a redemption  from  another  financial  product,  such as mutual  funds.  One of the criteria we may apply in such a situation is that such differing  standards of insurability  apply only after maintaining funds in such policy,  contract,  or financial product for a specified period of time.

Do I have  coverage  while my  Application  is  being  reviewed?  We may  issue  you a  temporary  insurance  agreement  during  the
"underwriting  period."  The  "underwriting  period" is the  period  between  the time you first  apply for a Policy and the time we either  issue the Policy or decide not to issue one. A temporary  insurance  agreement  may be issued  only if: (a) the  Application is  completed  in full;  (b) the Insured  answers  "no" to certain  questions  on the  Application  (these are  questions  we use as indicators of whether we will issue  temporary  insurance);  (c) no Insured is under age 18; and (d) a Premium is submitted with the
Application.

If we issue a temporary  insurance  agreement and the Insured (both Insureds if there are two Insureds) dies during the underwriting period, the temporary  insurance benefit will be payable if all the conditions of the temporary  insurance  agreement are satisfied.
If the  Insured(s)  die(s)  during the  underwriting  period  and no  temporary  insurance  agreement  was in effect,  no benefit is payable.

We will return any Premium  submitted  with the  Application  if we cannot  complete  underwriting  within 60 days from the date the
Application  is signed.  If you notify us promptly,  we will continue the  underwriting  process and notify you if and when you meet our standards for issuing a Policy,  at which time you may once again send us a Premium.  Temporary  insurance  lasts no longer than
90 days.

What is the temporary  insurance  benefit?  If the Insured (both Insureds if there are two Insureds) dies while temporary  insurance is in effect,  we pay the  Beneficiary  the lesser of the Death  Benefit  that would be in effect on the Policy Date if a Policy had been issued or $250,000.  This  $250,000  maximum  applies to all temporary  insurance  then in effect with us.  Premium  amounts in excess of this benefit are returned to you, without interest or earnings.

How do I choose how much of this type of life  insurance to buy, the test to qualify as life insurance  under the Code,  which Death
Benefit Option to use and how much Premium to pay? The Death Benefit Option,  Specified  Amount,  life insurance test under the Code and the program of Premium  payments that is right for your needs depends on your particular  circumstances  and the reasons you are buying a Policy.  You and your  investment  professional  should  discuss  your needs and  financial  goals  before  applying  for a
Policy.  You cannot change the applicable  test used under your Policy to qualify as life insurance  under the Code after the Policy is issued.  However, the Death Benefit Option you choose and the Specified Amount can be changed, subject to our rules.

What happens if I change my mind about buying a Policy?  You have a  "free-look"  or "right to cancel"  period  during which you can change  your mind  about  buying a Policy.  The right to cancel  period is never  less than 10 days from the date you  receive  your
Policy.  It may be longer  depending on the applicable state law and the  circumstances of your purchase.  If you return your Policy to us within the right to cancel  period,  we generally will return the greater of: (1) the Premiums paid, or (2) your Account Value plus an amount that equals any premium tax and DAC tax deducted and any charges  deducted from your Account Value.  However,  if you have  submitted a "return  waiver," we will return only your Account  Value plus any premium and DAC taxes  deducted and any charges deducted from your Account Value.  This may be more or less than the Premiums paid.

Do I have any other rights if I buy a Policy?  There are certain other  ownership  rights you may exercise  under a Policy.  You may name one or more  Beneficiaries.  You may make that  designation  "irrevocable,"  which  means it cannot be  changed.  If you do not designate the  Beneficiary as  irrevocable,  you retain the right to change the Beneficiary  before the Insured dies.  However,  all
Beneficiary  designations  are subject to our acceptance,  to the extent  permitted by law. You also may transfer,  pledge or assign your Policy,  which may trigger a currently  taxable event. You should only transfer,  pledge or assign your Policy after consulting with a competent tax advisor.  You may exercise  voting rights in relation to the  applicable  Portfolios.  Some of these rights may be limited  depending on the usage of your  Policy,  especially  if we permit it to be held in  connection  with certain  retirement plans designed to be "qualified" plans under the Code.

We assume the Insured(s)  is/are the Owner(s)  unless you tell us otherwise.  If you name more than one Owner,  all rights  reserved to Owners are then held as joint tenants with rights of survivorship  unless you provide  alternative  instructions.  Naming someone to be the Owner other than the payor of the Premium may have gift,  estate or other tax  implications.  We assume the Beneficiary is you or your estate unless you tell us otherwise.  You may name more than one primary and more than one contingent Beneficiary.

You  should  consult  with a  competent  tax  advisor  on the  income  tax,  estate  and  inheritance  tax  implications  of various designations.  You should also consult with a competent  legal advisor as to the  implications  of certain  designations in relation to an estate, bankruptcy and community property, where applicable, as well as other matters.

PREMIUMS

Premiums are  categorized  as Assessable  Premium and Exempt  Premium.  The  Assessable  Premium  equals the total Premiums less the total  Exempt  Premiums.  Exempt  Premiums  are the  portion of Premiums  paid in any Policy  Year that  exceed the  Maximum  Annual
Assessable  Premium.  We do not charge a contingent  deferred  sales charge upon  surrender or  withdrawal of Exempt  Premiums.  The
Maximum Annual  Assessable  Premium is an amount per thousand of Specified  Amount.  The amount is cumulative from year to year. For example,  if your Maximum Annual  Assessable  Premium is $5,000 and you make a Premium payment of $4,000 in Policy Year 1, in Policy
Year 2 your Maximum Annual  Assessable  Premium is $5,000 plus $1,000 from Policy Year 1, or $6,000.  The Maximum Annual  Assessable
Premium  depends on the Age,  tobacco  usage class,  risk class and,  where  permitted,  gender of the Insured.  The Maximum  Annual
Assessable  Premium is increased if you increase the Specified  Amount,  and is decreased if you decrease the Specified  Amount.  We have  provided a table in Appendix E in the  Statement of  Additional  Information  of the Maximum  Annual  Assessable  Premiums for
Policies with one Insured.  The amounts shown in Appendix E are  applicable  for Insureds in the preferred  risk class.  The Maximum
Annual Assessable Premium for Insureds in a substandard risk class may be higher than for Insureds in a preferred risk class.

What is the initial  Premium?  You may submit  Premium  with the  Application  if the Insured  meets  certain  medical  underwriting criteria.  There is not a fixed amount of initial  Premium.  Instead,  we accept a range of initial  Premium between a minimum and a maximum.  The minimum and maximum  depends on the  Specified  Amount and the  Insured's  age,  tobacco  usage class,  risk class and gender, where permitted, as of the Policy Date.

If any portion of any  Premium is to be received as part of a  replacement  of a life  insurance  policy  (whether or not a tax-free exchange),  endowment or annuity policy then we must receive all our requirements In Writing for all such replacements  prior to the date we decide to issue a Policy.  Replacements are subject to our acceptance.

If we do not accept Premium with the Application or you choose not to submit a Premium with the  Application,  we will notify you if and when we have accepted the  Application  and agreed,  subject to submission  of the Premium,  to issue a Policy.  We will let you know at that time the minimum and maximum  amounts we accept as the  initial  Premium.  We will not issue a Policy  until we receive at least the minimum  initial  Premium at our Office,  except in the case of an Exchange  Policy.  We will issue an Exchange  Policy upon acceptance of your Application and our receipt of all of our requirements to process the exchange.

Premium must be submitted by check drawn on a U.S. bank, in U.S.  dollars,  and made payable to American  Skandia.  Premium may also be submitted via direct  transfer of funds.  We may reject any payment if it is received in an  unacceptable  form.  Our  acceptance of a check is subject to our ability to collect funds.

You may choose to use our funds  transfer  authorization  procedures as part of buying a Policy.  If you elect this  procedure,  you authorize us to redeem funds from one or more  financial  institutions  with which you currently  maintain funds and use those funds to pay  Premium.  You  must do so In  Writing  using a form  that  authorizes  us to  obtain  such  funds  only if and  when we have determined that the Application  meets our standards for issuing a Policy.  If you use this procedure,  you must provide us with all such authorizations simultaneously.

What is the maximum  initial  Premium I can pay? The maximum  initial  Premium we accept equals the maximum  amount that can be paid without  increasing  the Death Benefit on the Policy Date.  This may depend on the test you elect for your Policy to qualify as life insurance  under the Code.  However,  if you submit any Premium  before we have  determined  whether you meet our  requirements  for issuing a Policy, we will not accept more than $500,000 without prior Home Office approval.

What is the minimum initial  Premium I can pay? The minimum  Premium we generally  accept as an initial Premium is one-half (1/2) of the Maximum  Annual  Assessable  Premium.  We may accept  less under  certain  circumstances,  such as when you  authorize  periodic withdrawals  from an account  you may have with a bank or other  financial  institution  in amounts  designed  to  cumulatively  pay amounts  equal to at least the  minimum  Premium  requirements.  We may  require a larger  minimum  Premium  on  Policies  issued to
Insureds in a substandard risk class.

Will you accept my  initial  Premium  if it causes my Policy to be  treated  as a MEC?  We will not apply the  portion of an initial
Premium that we believe  would  require us to treat your Policy as a MEC unless you  acknowledge  In Writing  before the Policy Date that we will treat the Policy as a MEC. If we do not receive such  notification,  we will return to you the  difference  between the amount you submitted and the amount we will apply as the initial  Premium.  However,  this will not apply in the case of an Exchange
Policy where we receive information we believe requires us to treat the Exchange Policy as a MEC in any case.

How and when is my initial Premium  invested?  We invest your Net Premium,  which is the Premium less the charges deducted from each
Premium and any charge for  optional  additional  benefits  (should you elect such  benefits).  We invest the initial Net Premium on the Policy Date.  You can request that we allocate the initial Net Premium using one or more variable  investment  options  and/or a
Fixed  Allocation.  However,  we initially  invest the portion of the initial Net Premium  that you  indicate  you want  invested in variable  investment options in the AST Money Market  Sub-account,  unless you submit a "return waiver" In Writing before the Policy
Date,  where  permitted by law. This also applies to any additional  Premium we receive during the right to cancel period.  A return waiver is an election  by you to invest as soon as  possible in the  variable  investment  options of your  choice.  If you submit a
"return  waiver"  and then  decide to return  your Policy  during the right to cancel  period,  you may  receive  back less than the
Premium.  Generally,  we transfer the Account  Value in the AST Money Market  Sub-account  to the  variable  investment  options you request as of the Valuation Date which is on or immediately  after the 15th day after the date we issue a Policy.  However,  we will make the transfer as of a later date if your right to cancel period is longer than 10 days to meet state law requirements.

ADDITIONAL PREMIUMS

When may I  contribute  additional  Premiums  and how much may I pay?  You may send us  additional  Premiums  at any time before the
Insured's  Age 100 and while the  Insured  is alive  unless  the amount you have paid  to-date  equals the then  current  maximum we permit.  The amount of  additional  Premiums  you may make may be  limited by the test you elect for your  Policy to qualify as life insurance.  The amount you may pay is flexible within the limits discussed below.

When do you allocate  additional  Premiums?  We allocate Net Premium resulting from an additional  Premium payment to the investment options as of the Valuation Period we receive that Premium at our Office.

How do you allocate  additional  Premiums among the investment  options?  We allocate Net Premiums resulting from additional Premium payments  according  to your most  recent  instructions  to us. If you are  participating  in any  allocation  programs  we agree to support,  such as any program of periodic  rebalancing  of your Account Value among  various  investment  options,  we will allocate additional Premiums in accordance with such a program unless we receive alternate instructions.

What is the most I may pay in total  while I own a Policy?  The maximum  you may pay  changes.  At any  particular  time,  it is the amount which,  at that time,  would not cause the Death  Benefit to increase by more than the amount of the Premium.  We reserve the right to require new evidence  satisfactory to us that the Insured meets our  underwriting  standards before we agree to accept such
Premium.  The amount of  additional  Premiums  you may make may be limited by the test you elect for your  Policy to qualify as life insurance.

What is the  least  amount I may pay at any one time?  Unless  you must make a payment  to keep the  Policy in force,  as  discussed below,  the minimum  amount we accept as an additional  Premium  depends on whether you have  arranged to make periodic  withdrawals from a bank or other financial institution ($100 minimum), or whether you make additional Premium payments directly ($500 minimum).

Will you accept an  additional  Premium if it causes my Policy to be treated as a MEC?  We will not apply the portion of any Premium that we believe would  require us to treat your Policy as a MEC if it was not  previously a MEC.  However,  if you provide us with a notice In Writing  that you  understand  that the  additional  Premium will require us to treat your Policy as a MEC, we will accept the Premium.  If you do not give us such notice,  we will return the  difference  between the amount you submitted and any amount we apply as a Premium.

KEEPING THE POLICY IN FORCE

What is the  least  amount I must pay to keep the  Policy in force?  We cannot  know in  advance  any  minimum  amount  that will be required  to keep the Policy from  ending  without  value,  or  lapsing.  This is because:  (1) the charges we deduct each month are based on your Account Value,  which may increase or decrease due to the  performance of the  investment  options;  (2) we retain the right to decrease or increase the current cost of insurance  rates,  subject to the guaranteed  maximums in the Policy;  and (3) you may request and we may agree to a change in the Death  Benefit  Option and/or the Specified  Amount.  If, on any Monthly  Processing
Day,  your Cash Value is  insufficient  to pay the  current  deductions,  a 61-day  "grace  period"  begins.  If you enter the grace period,  we will send you a notice of how much you have to pay before the end of the grace  period to keep the Policy in force.  You may also qualify for the guaranteed continuation provision, discussed below.

Can the Policy  lapse due to poor  investment  performance?  The Policy  could  enter the grace  period  because of poor  investment performance  combined  with the  deduction  of the  Policy's  fees and  charges.  If that were to occur and, by the end of the grace period,  there was not  enough  Cash Value to deduct  the  unpaid  charges,  the Policy  would  lapse,  unless you  qualify  for the guaranteed continuation provision.

What happens when there is a death during the grace period?  We deduct the unpaid  charges from the Death  Benefit when  calculating the Death Proceeds if the Insured dies during a grace period.

Can the Policy be  reinstated  if it lapses?  You may apply for  reinstatement  of the Policy if it  lapses.  We must  receive  this application  In  Writing at our  Office  within  five years of the date the lapse  occurred  as  measured  from the end of the grace period.  We may require  evidence of  insurability  satisfactory  to us. In order to reinstate  your Policy,  you also must pay us a reinstatement amount, including any applicable charges.

What is the guaranteed  continuation  provision?  During the first ten Policy Years or until the younger of the Insureds reaches Age
80,  whichever is earlier,  you may qualify for a guaranteed  continuation  provision if the  cumulative  amount of Premium you have paid,  less any  withdrawals  and any Debt,  is not less than a specified  minimum for each Policy  Month times the number of Policy
Months since the Policy Date. We call the specified  minimum for each Policy Month the "monthly  continuation  amount".  Your Policy must meet this cumulative  Premium test each Policy Month to qualify under this  provision.  If you qualify for  continuation  under this  provision,  we guarantee that your Policy will not enter into a grace period until the earlier of the 10th Policy  Anniversary or the  Insured's  Age 80.  However,  the Death  Benefit in effect  during the period  that the  guaranteed  continuation  provision applies will be fixed as shown in the Policy.  NOTE:  Where allowed by law,  Policies issued to an Insured(s) in a substandard  risk class may not be eligible for the guaranteed continuation provision.

For  example,  if the  monthly  continuation  amount is $500 and your Policy was in its 20th  Policy  Month,  the sum of the monthly continuation amounts would be $10,000.  Therefore,  for purposes of this example, the guaranteed  continuation provision would apply in the 20th Policy  Month if you had paid at least  $10,000 to that point,  and would apply in the 21st Policy Month if you had paid at least $10,500 up to the 21st Policy Month,  assuming  there is no Debt. We adjust the monthly  continuation  amount going forward after any increase or decrease to the Specified Amount in the first 10 Policy Years.

DEATH BENEFITS

What are the  Death  Proceeds  and how are they  determined?  The  benefits  due as a result  of the  Insured's  death are the Death
Proceeds.  If there are joint  Insureds,  the benefits  are due as a result of the death of the last  surviving  Insured.  The Death
Proceeds are based on the Death  Benefit as of the date we receive all our  requirements  for paying a death claim and are satisfied that the death claim can be paid.  These  requirements  include,  but are not limited to, receipt of a valid death  certificate  and information we need to make payments to all Beneficiaries.

We determine the Death Proceeds by first  subtracting  any Debt and any unpaid  charges due from the Death Benefit.  We then add any interest amount required by law.  The Death Benefit will not be less than the Cash Value at any time.

What is the Death  Benefit?  The Death Benefit is the greatest of the Basic Death  Benefit,  the Minimum  Required Death Benefit and
the  Guaranteed  Minimum  Death  Benefit,  as described in more detail  below.  The Death  Benefit is  determined  as of the date we receive all our requirements for paying a death claim.

What is the Basic Death Benefit?  Do you offer  different  Death Benefit  Options?  The Basic Death Benefit  depends on which of the four (4) Death  Benefit  Options you  select.  The Death  Benefit  Options are Option I (Level),  Option II  (Variable),  Option III
(Return of Premium) and Option IV (Return of Premium with Interest),  as described  below.  Your choice of Death Benefit Option will produce a different Basic Death Benefit calculation as of the Policy Date and in the future.

         ------------------------------ ---------------------------------------------------------------------------------------------
             Death Benefit Option                                           BASIC DEATH BENEFIT
         ------------------------------ ---------------------------------------------------------------------------------------------
         ------------------------------ ---------------------------------------------------------------------------------------------
                  Option I -              Specified Amount
                     LEVEL
         ------------------------------ ---------------------------------------------------------------------------------------------
         ------------------------------ ---------------------------------------------------------------------------------------------
                  Option II -             Specified Amount plus the Account Value
                   VARIABLE
         ------------------------------ ---------------------------------------------------------------------------------------------
         ------------------------------ ---------------------------------------------------------------------------------------------
                 Option III -             Specified Amount, plus total Premium paid* less net withdrawals
               RETURN OF PREMIUM
         ------------------------------ ---------------------------------------------------------------------------------------------
         ------------------------------ ---------------------------------------------------------------------------------------------
                  Option IV -             Specified Amount, plus total Premiums paid* less net withdrawals with each Premium
            RETURN OF PREMIUM WITH        payment and withdrawal accumulated at a compound annual interest rate from the date
                   INTEREST               applied until the date of due proof of death.  We offer a range of interest rates for the
                                          Policy owner to choose from.
         ------------------------------ ---------------------------------------------------------------------------------------------

         * With respect to Option III and Option IV, we will only consider  Premiums  paid and any annual  interest  accumulated  on
         Premium  (Option IV only) on or before Age 70.  Following  Age 70, the Basic  Death  Benefit for Options III and IV will be fixed.  Total  Premiums  will not include  Premiums  paid for any optional  benefits  that we may make  available.  Special rules also apply for Policies that result from an exchange of an existing life insurance policy.

What is the Specified  Amount?  The  Specified  Amount is a measuring  device we use in  determining  the Death  Benefit  before the
Insured's  Age 100. On your  Application,  you indicate  the  Specified  Amount you want us to issue for your  Policy.  We may issue that amount,  or we may offer to issue a lower Specified  Amount if the Insured(s)  do(es) not qualify for the amount you seek under our underwriting  rules. The minimum  Specified Amount is currently  $500,000 for a single life Policy and $750,000 for a joint life
Policy.  The  Specified  Amount  remains  level  unless you request an increase  or  decrease  and we agree to such a change.  Under certain  circumstances,  a partial  withdrawal  may also  reduce  the  Specified  Amount,  as  discussed  in the  section on Partial
Withdrawals.

What is the Minimum  Required  Death Benefit?  The Minimum  Required Death Benefit is the minimum amount that must be payable at the
Insured's  death,  before  reduction  for any Debt,  for the Policy to be  treated as life  insurance  under the Code.  The  Minimum
Required Death Benefit  changes as the Account Value  changes.  We determine the Minimum  Required Death Benefit by multiplying  the
Account  Value by factors  that vary by the attained  Age,  gender  (where  permitted),  tobacco  usage class and risk class of each
Insured.  The factors  will also differ  depending  on the  applicable  test you elect for your Policy to qualify as life  insurance under the Code.  When there are joint  Insureds,  the factors used to determine the Minimum  Required  Death Benefit are based on an actuarial  derivation of the factor  applicable for each Insured.  The gender and risk class of the Insured does not change,  so the only element  that  changes the factors and effects the Minimum  Required  Death  Benefit  after the Policy Date is the aging of the
Insured,  unless you apply for and we agree to a change in tobacco  usage class.  The factors we may apply to determine  the Minimum
Required Death Benefit are shown in Appendix A in the Statement of Additional Information.

What is the Guaranteed  Minimum Death Benefit?  The Guaranteed  Minimum Death Benefit is used to determine the Death Benefit when it is greater than the Basic Death  Benefit,  based on the Death Benefit  Option you chose,  and the Minimum  Required  Death  Benefit, according to the  applicable  test you elect for your Policy to qualify as life  insurance  under the Code.  There is no  Guaranteed
Minimum Death Benefit beyond Age 100 of the Insured, or if the policy terminates before the Insured's death.

On the Policy Date: the Guaranteed Minimum Death Benefit equals the initial Premium.
------------------
After the Policy Date and until the first Policy  Anniversary:  the  Guaranteed  Minimum  Death Benefit is the total of all Premiums
-------------------------------------------------------------
paid, less any partial withdrawals.
After the first  Policy  Anniversary  but before the  "target  date":  (the  Policy  Anniversary  when the  Insured is Age 75),  the
--------------------------------------------------------------------
Guaranteed  Minimum  Death  Benefit is the higher of the total of all  Premiums  paid less all partial  withdrawals  and the highest
"Anniversary Value," which is the Account Value on any Policy Anniversary less all subsequent partial withdrawals.
On or after the "target  date":  the  Guaranteed  Minimum  Death  Benefit is the higher of the total of all  Premiums  paid less all
------------------------------
partial  withdrawals  and the highest  Anniversary  Value as of the "target  date," less all partial  withdrawals  after the "target date." If there are two  Insureds,  the  Guaranteed  Minimum  Death  Benefit ends based on the Age of the younger  Insured,  or what would have been the age of the younger Insured if the younger Insured predeceases the older Insured.
If the Insured is Age 75 or older on the Policy Date:  the  Guaranteed  Minimum Death Benefit is the total of all Premiums paid less
----------------------------------------------------
all partial withdrawals.
If the Policy is issued for two (2)  Insureds:  the  "target  date" is based on the age of the younger  Insured,  or what would have
---------------------------------------------
been the age of the younger  Insured if the younger Insured  predeceases  the older Insured.  This also applies if, as of the Policy
Date, the younger Insured is younger than Age 75.

Is there  any age limit on the Death  Benefit?  Yes.  On a single  life  Policy,  on or after the  Policy  Anniversary  the  Insured attains Age 100,  the Death  Benefit  equals the Account  Value.  On a joint life  Policy,  on or after the Policy  Anniversary  the younger Insured, attains or, if that person is deceased, would have been, Age 100, the Death Benefit equals the Account Value.

Does choosing  between Death Benefit  Options affect anything other than the Death Benefit?  Yes.  Certain Death Benefit Options may
result in higher  monthly  charges.  Choosing a Death Benefit  Option affects the Net Amount at Risk which can have an impact on the amount  you pay in cost of  insurance  charges.  How these  charges  work are  discussed  in more  detail  below in the  section  on
"Costs."  An increase in charges has a negative  impact on the growth of your  Account  Value.  A decrease in charges has a positive impact on the growth of your Account Value.

Who  chooses  which  option to use?  You choose the option on your  Application  for a Policy.  If you do not elect a Death  Benefit
Option on your Application we will review the Application to determine if our underwriting  requirements are met.  However,  we will require you to elect Death Benefit Option I, II, III or IV prior to issuing a Policy.

May I change the Death  Benefit  Option or the  Specified  Amount?  While the Insured is alive,  you may request to change the Death
Benefit Option or to increase or decrease the Specified Amount to meet changing needs or goals.

Any change to the Death  Benefit  Option is subject to our  acceptance  and our rules,  which  include,  but are not  limited to the following:
Any change must take effect after the first Policy Year.
We only permit one such change per Policy Year.
We must receive the request In Writing at our Office.
We may require  satisfactory  evidence of  insurability  for any change that  prospectively  increases the Net Amount at Risk or any change to Death Benefit Option III or IV.
If evidence of insurability  is required,  we will not accept the request if the Insured(s) is over our then current maximum age for issuing a Policy.
We may require you to sign an  acknowledgment  that you understand the impact or potential impact of the change on the tax treatment of your Policy,  particularly  if the change  results or may result in your Policy  becoming a MEC.  Changing  between Death Benefit
Options  also may have an impact on  whether a Policy is treated  as a MEC.  Therefore,  you should  consult  with a  competent  tax advisor before requesting a change.
If we grant any such request,  it will take effect on the Monthly  Processing Day occurring on or immediately  following the date we agree to such a change.
On the date the change takes  effect,  there will be no change in the Death  Benefit.  That means that,  if you change from Option I to Option II, the Specified Amount will be reduced.

Any change to the Specified  Amount is subject to our rules,  which  include,  but are not limited to the eight rules outlined above for changing the Death Benefit Option, plus the following additional rules:

The amount of any increase or decrease may not be less than $5,000.
The Specified Amount after any decrease may not be less than the minimum Specified Amount for your Policy.
No decrease in the Specified  Amount is permitted  during the first seven Policy Years or during the five calendar years  subsequent to any increase in Specified Amount.

What other parts of the Policy are affected if I change the Specified  Amount?  Increasing the Specified  Amount  initially  results in a higher Death Benefit,  unless the increased  Specified  Amount would then not exceed the Minimum  Required Death Benefit or the
Guaranteed  Minimum Death Benefit.  When the Death Benefit is increased in this way, it initially  increases the Net Amount at Risk, and therefore,  the cost of insurance  charge.  Decreasing the Specified  Amount  generally has the opposite  effects.  Changing the
Specified  Amount could affect the maximum  Premiums you may pay, as well as the Maximum Annual  Assessable  Premium.  Also, if your policy is not deemed to be a MEC,  changing the Specified  Amount may affect how much Premium you may  subsequently  pay without the
Policy becoming a MEC.

How are Death  Proceeds paid and to whom are they paid? We pay the Death  Proceeds as a lump sum or in accordance  with the terms of whatever  settlement options we then make available to Beneficiaries.  Generally,  Beneficiaries can choose a lump sum or one of the settlement  options we make  available.  However,  you may choose the method of payment for your  Beneficiaries  if you notify us In
Writing before the Insured's death as to how you want the Death Proceeds to be paid.

ACCELERATED DEATH BENEFIT

What is an  accelerated  death  benefit?  An  accelerated  death  benefit  is  pre-payment  to the Owner of a  portion  of the Death
Proceeds.  The maximum we will pay,  before any reductions,  is 50% of the Death Benefit or $250,000,  whichever is less. The actual amount to be paid is reduced by a 12-month  interest rate discount  (currently  6.0%) and a pro-rata  portion of any Debt,  based on the ratio by which the Death Benefit is reduced as a result of the payment of the  accelerated  death benefit.  We reserve the right to change the interest rate discount percentage.

How do I qualify for an  Accelerated  Death  Benefit?  We will only make such a payment  once,  where  allowed by law,  based on the
Owner's  request.  The Insured may not request such a payment  unless the Insured is also the Owner.  We only make the payment if we
-------
receive all our  requirements.  Our  requirements  include,  but are not limited to,  satisfactory  proof to us In Writing  that the
Insured (the last surviving  Insured if there are two Insureds)  became  terminally ill, as defined in your Policy:  (a) at least 30 days after the Issue Date;  or (b) as a result of an accident that  occurred  after the Issue Date. To the extent  permitted by law, we will change our  procedures  in relation to this benefit or the  definition  of terminally  ill or any other  applicable  term in order to maintain the tax-free status of any amounts paid out under this provision.

What happens to the  remaining  benefits if American  Skandia makes such a payment?  If we make such a payment,  we first reduce the
Policy's  benefits and any Debt  proportionately.  For example,  if the Death Benefit  before such a payment is $200,000 and we make an accelerated  Death Benefit payment of $50,000,  we reduce the Death Benefit by the ratio of the payment to the then current Death
Benefit,  which in this case is by 25%, to $150,000.  We also reduce the Maximum  Annual  Assessable  Premium.  You should consult a tax  advisor  on the tax  consequences  of such a  payment.  Please  refer to  Appendix  A for a  hypothetical  illustration  of the accelerated death benefit provision.

COSTS

What kinds of charges are there for this Policy?  The Policy has three (3) different  categories of charges:  (1) transaction costs, which are charges we assess if and when you submit  Premium,  if you  surrender  or withdraw any amount from your Policy or when you transfer  Account Value among  investment  options;  (2) periodic Policy costs,  which are charges we deduct on a daily,  monthly or annual  basis while you own the Policy,  excluding  the  Portfolio  annual  expenses;  and (3)  Portfolio  costs,  which are charges deducted annually by each Portfolio.

How are charges  deducted?  The  transaction  costs when you submit  Premium are assessed  against each Premium in relation to state and local premium taxes we may incur on that Premium,  and an amount in relation to our Federal  taxes.  Certain  transaction  costs upon surrender are a percentage of the Assessable  Premium,  while  transaction  costs upon partial  withdrawal are assessed against the investment  options  pro-rata in the same ratio as Account Value is being  withdrawn from such investment  options.  Transaction costs upon  transfer  (if  applicable)  are  deducted  from amounts  transferred  pro-rata in the same ratio as Account  Value being transferred.

The periodic Policy costs include:  (1) charges that we deduct daily against assets maintained in the Separate  Account,  which only apply to the Account Value you allocate to the variable  investment  options;  (2) charges we deduct monthly from the Account Value, which are due in all Policy Years until Age 100; and (3) charges  that we deduct  monthly from the Account  Value only for the first ten Policy Years.

Charges  deducted  from  Account  Value are  deducted  from your  investment  options  pro-rata  based on the Account  Value in each investment  option.  If you maintain Account Value in more than one Fixed  Allocation in a Policy Year, any applicable  charges will be deducted on a "last-in,  first-out" basis,  starting with the last Fixed Allocation that was made prior to the Monthly Processing
Date the deduction is made.

The Portfolio  costs are a percentage of the  Portfolio's  daily net assets,  which are deducted daily by each  Portfolio  before it provides American Skandia with the net asset value as of the close of business each day.

What are the  transaction  costs and when are they  deducted?  We assess five types of  transaction  costs - the premium tax,  "DAC"
tax, contingent deferred sales charge, partial withdrawal transaction fee and the transfer fee.

Premium  tax:  The premium tax is a percentage  of each  Premium in relation to state and local  premium  taxes we may incur on that
------------
Premium.  In most  jurisdictions  these rates range from 0% to 3.5% of each Premium.  We deduct these charges before we allocate the net amount to the investment options.

"DAC" tax: Life insurance  companies are required to capitalize  certain  acquisition  expenses  based on assumptions  under Section
---------
848 of the  Code.  This has the  effect  of  increasing  our  current  tax  liability  over what it would be  without  this  special provision.  The tax  liability  created by the  deferral of these  acquisition  expenses  is referred to as a "deferred  acquisition cost" tax or "DAC" tax. To reimburse us for this special  insurance  company tax at a rate we believe to be  reasonable  in relation to the liability, we deduct an amount equal to 1.15% of each Premium.

Contingent  deferred sales charge:  The  contingent  deferred  sales charge is a percentage of the  Assessable  Premium,  and is not
---------------------------------
assessed  against  Exempt  Premium.  The  contingent  deferred  sales  charge  reimburses  us for  expenses  related  to  sales  and distribution  of the Policy,  including  commissions,  marketing  materials  and other  promotional  expenses.  It is charged if you surrender the Policy during the first ten (10) Policy Years,  unless the Policy  qualifies for a  medically-related  waiver of these charges,  as discussed in the section of this Prospectus  entitled  "Medically-Related  Waiver", or you surrender or withdraw Exempt
Premiums.

The percentages that we assess against Assessable Premium upon a surrender are as follows:

         ---------------------- --------- -------- -------- -------- --------- -------- -------- -------- --------- -------- --------
         Policy Year               1         2        3        4        5         6        7        8        9        10       11+
         ---------------------- --------- -------- -------- -------- --------- -------- -------- -------- --------- -------- --------
         ---------------------- --------- -------- -------- -------- --------- -------- -------- -------- --------- -------- --------
         Percentage (%)            10        8        6        5        4         3        2        2        1         1        0
         ---------------------- --------- -------- -------- -------- --------- -------- -------- -------- --------- -------- --------

Cost of surrendering the Policy:  In each  hypothetical  example,  we assume that neither the Specified Amount nor the Death Benefit
Option is changed after the Policy Date.

|X|   Assume that the Maximum  Annual  Assessable  Premium is $10,000 and that $10,000 of Premium was paid in each of Policy Years 1 through 5, for a total of $50,000.  Assume  further that the Policy is being  surrendered in Policy Year 6; and that at the time of surrender, the Account Value is $75,000.

         Given these  facts,  the  Assessable  Premium  equals the  Premiums  paid.  No amount paid in any Policy Year  exceeded the
         Maximum  Annual  Assessable  Premium.  The  contingent  deferred sales charge for a surrender in Policy Year 6 is 3% of the
         Assessable  Premium (3% of $50,000 or $1,500).  The amount  payable upon  surrender  would be $75,000  less  $1,500,  which equals $73,500.

|X|   Assume that the Policy is an  Exchange  Policy and that the  proceeds  of the  exchange  were  $50,000,  which was the initial
         Premium.  Assume further that the Maximum Annual  Assessable  Premium is $10,000 and that $5,000 of subsequent  Premium was paid in the second  Policy  Year.  Assume  further  that the Policy is being  surrendered  in Policy Year 6 and that at the time of surrender, the Account Value is $85,000.

         Given these facts,  the  Assessable  Premium is less than the Premiums paid. The amount of Premium paid in the first Policy
         Year over $10,000 is Exempt  Premium.  Since  $50,000 was paid in the first Policy Year,  the amount of the Exempt  Premium paid in that Policy Year was $50,000  minus  $10,000,  or $40,000.  There was no Exempt  Premium in the second Policy Year, since $5,000 is less than the  applicable  Maximum  Annual  Assessable  Premium for the second Policy Year.  The contingent deferred  sales  charge for a surrender in Policy Year 6 is 3% assessed  against  $55,000 of Premium less $40,000 of Exempt
         Premium (3% of $15,000 or $450).  The amount payable upon surrender would be $85,000 less $450, which is $84,550.

Exception to the contingent  deferred sales charge and sales charge:  From time to time, and to the extent  permitted by law, we may
-------------------------------------------------------------------
reduce  the amount of the sales  charge  (See "What are  periodic  Policy  costs and when are they  deducted?")  and the  contingent deferred sales charge,  the period during which such charges apply,  or both, when Policies are sold to persons or groups of persons in a manner that reduces  sales  expenses.  We would  consider  such  factors as: (a) the size and type of group;  (b) the amount of
Premiums; and/or (c) other transactions where sales expenses are likely to be reduced.

No sales charge or contingent  deferred  sales charge is imposed  when, as of the Policy Date,  the Owner or the Insured of a Policy
issued pursuant to this Prospectus is a member of a designated  class,  including:  (a) any parent company,  affiliate or subsidiary of ours;  (b) an  officer,  director,  employee,  retiree,  sales  representative,  or in the case of an  affiliated  broker-dealer, registered  representative  of such  company;  (c) a director,  officer or trustee of any  underlying  mutual fund;  (d) a director, officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory, transfer agency,  custodianship,  auditing, legal and/or administrative services  to an  underlying  mutual  fund  or  any  affiliate  of  such  firm;  (e) a  director,  officer,  employee  or  registered representative  of a  broker-dealer  or insurance  agency that has a then current  selling  agreement  with us and/or with  American
Skandia Marketing,  Incorporated;  (f) a director,  officer,  employee or authorized  representative of any firm providing us or our affiliates with regular legal, actuarial, auditing,  underwriting,  claims,  administrative,  computer support, marketing, office or other  services;  (g) the then  current  spouse of any such person  noted in (b)  through (f) above;  (h) the parents of such person noted in (b) through (g) above;  (i) the  child(ren)  or other legal  dependent  under the age of 21 of any such person noted in (b)
through (h) above; and (j) the siblings of any such persons noted in (b) through (h) above.

You must  notify us at the time you  apply for the  Policy if you are a member of the  designated  class.  American  Skandia  is not responsible  for  monitoring  whether you qualify as a member of the  designated  class.  Failure to inform us that you qualify as a member of the designated  class may result in your Policy being subject to the contingent  deferred sales charge and sales charge as described above.

Partial  withdrawal  transaction  fee:  We charge  $25.00 as a  transaction  fee for each  partial  withdrawal  unless  the  partial
-------------------------------------
withdrawal qualifies as a medically-related withdrawal.  This amount is deducted separately from your Account Value.

Transfer  fee: We charge a $10.00  transfer fee for every  transfer  after the 20th in each Policy  Year.  This  includes  transfers
-------------
into a Fixed Allocation and any transfers from a Fixed Allocation  unless the transfer occurs on a Policy  Anniversary.  It does not include  transfers made as part of any dollar cost averaging  program we offer.  For this purpose,  all transfers  occurring  during the same  Valuation  Period are  considered  one  transfer.  We assess the  transfer  fee at the time any  transfer  is made that is subject to the fee.

What are the periodic  Policy costs and when are they  deducted?  We assess four types of periodic  Policy costs,  which include the sales charge, the cost of insurance charge, the mortality and expense risk charge, and the administration charge.

Sales charge:  We deduct the sales charge during the first ten (10) Policy Years,  each Monthly  Processing  Day,  pro-rata from the
------------
variable and fixed  investment  options in which the Account  Value is  maintained.  It is a percentage of your Account Value and is the  equivalent  of 0.40% per year.  We deduct this charge from your  Account  Value on each  Monthly  Processing  Day.  This charge compensates American Skandia for expenses related to sales and distribution of the Policy,  including  underwriting and Policy issue costs, commissions, marketing materials and other promotional expenses.

There are certain  circumstances  which may result in  reduction  or  elimination  of the sales  charge.  These are exactly the same circumstances  that may result in reduction or elimination of the contingent  deferred sales charge,  as described above in response to the question "What are transaction costs and when are they deducted?"

Cost of insurance  charge:  The monthly cost of insurance  charge is determined by multiplying the current monthly cost of insurance
-------------------------
rate by the Net Amount at Risk.  It is deducted  each  Monthly  Processing  Day  pro-rata  from the  variable  and fixed  investment options in which you maintain  Account Value.  To that amount we add a cost of insurance  fee,  currently  $12.00.  The current cost of insurance  rates and cost of insurance fee are subject to change;  however,  the  combination  will not exceed the product of the guaranteed  maximum cost of insurance  charge  multiplied by the Net Amount at Risk. The cost of insurance  charge is not a constant dollar amount.

Please note that in  calculating  the Net Amount at Risk,  the Death Benefit that would then apply is the highest of the Basic Death
Benefit (which  depends on the Death Benefit Option you choose),  the Minimum  Required  Death  Benefit,  or the Guaranteed  Minimum
Death  Benefit.  The cost of insurance  rates  increase as the Insured  ages,  although the rates may not increase each Policy Year.
We  reserve  the  right to vary the rates per  thousand  of Net  Amount  at Risk  based on either  the Net  Amount at Risk or on the
Specified Amount.

We  reserve  the  right to  adjust  current  monthly  cost of  insurance  rates by an  underwriting  factor.  As of the date of this
Prospectus, we were not making any such adjustments.

The guaranteed  maximum monthly cost of insurance  charges for Policies with one Insured are shown in Appendix B in the Statement of
Additional  Information.  The current  monthly  cost of insurance  rates as of the date of this  Prospectus  for  Policies  with one
Insured are shown in Appendix C in the  Statement of  Additional  Information.  Corresponding  rates for two  proposed  Insureds are available  from us upon request.  A detailed  explanation  of how we calculate the current  monthly cost of insurance  charges and a sample  calculation  are provided in Appendix D in the Statement of Additional  Information.  These amounts will differ for Insureds in a substandard risk class.

The guaranteed  maximum cost of insurance  charge is different at each Age. The guaranteed  maximum cost of insurance charge depends on the tobacco  usage class and risk class of each  Insured.  We base the  guaranteed  maximum cost of insurance  charges on the sex distinct 1980 Commissioners Standard Ordinary Ultimate Mortality  Smoker/Non-Smoker  Table, age last birthday.  However, if required by law,  unisex  charges will apply,  and we will use a unisex  variation of that table.  If we use unisex rates,  generally cost of insurance  charges  will  increase  for females and will  decrease for males.  Charges for  substandard  risk classes are based on a multiple of the table rates.

Mortality and expense risk charge:  We assess a mortality and expense risk charge  against the assets in the Separate  Account.  The
---------------------------------
mortality  and expense  risk charge is 0.90% per year for Policy  Years 1 through 15 and 0.25% for Policy  Years 16 and  thereafter.
We assess this charge each Valuation Period against the daily value of each Sub-account.

The  mortality  and expense risk charge is assessed for  mortality  risk and expense  risk.  The  mortality  risk  American  Skandia assumes is that the  Policy's  cost of  insurance  charge will be  insufficient  to pay claims and that the insured will not live as long as expected.  The expense risk we assume is that the expenses  incurred in issuing,  distributing and  administering the Policy will exceed the administration charge.

In summary,  the charges cover the risk that our assumptions  about the mortality risks and expenses under this Policy are incorrect and that we have agreed not to increase these charges over time despite our actual costs.

Administration  charge:  We  assess an  administration  charge  for costs  associated  with  operating  the  Separate  Account.  The
----------------------
administration  charge is equal to 0.25% per year.  We assess  this  charge each  Valuation  Period  against the daily value of each
Sub-account.  The  administration  charge covers  administrative  costs  associated  with providing the Policy  benefits,  including preparation of the policy,  confirmation  statements,  annual account  statements and annual reports,  legal and accounting fees, as well as, various related expenses.  We may increase the  administration  charge;  however,  any increase will only apply to Policies issued after the date of the increase.

American  Skandia may make a profit on the  mortality  and  expense  risk charge and the  administration  charge if, over time,  the actual  cost of  providing  the  guaranteed  insurance  obligations  under the  Policy  are less than the  amount we deduct  for the mortality and expense risk charge and the  administration  charge.  To the extent that we make a profit on the mortality and expense risk charge and the  administration  charge,  such profit may be used for any other corporate  purpose,  including  payment of other expenses that American Skandia incurs in promoting,  distributing,  issuing and  administering  the Policy.  We reserve the right to assess the Separate Account for any taxes that may be attributed to it.  Currently, no such charge for taxes is assessed.

What are the  Portfolio  annual costs and when are they  deducted?  We do not assess any charges  directly  against the  Portfolios.
However,  each  Portfolio  charges a total  annual fee  comprised  of an  investment  management  fee,  operating  expenses  and any distribution and service (12b-1) fees that may apply.  These fees are deducted daily by each Portfolio  before it provides  American
Skandia  with the net asset value as of the close of business  each day.  More  detailed  information  about fees and charges can be found in the prospectuses for the Portfolios.  Please also see "Service Fees Payable by Underlying Portfolios".

Do you offer special  arrangements for corporate or other  purchasers?  To the extent permitted by law, for corporate or other group or sponsored  arrangements  purchasing  one or more  Policies,  we may reduce the amount of the  mortality  and expense risk charge, sales charge and the contingent  deferred  sales charge,  the period during which such charges  apply,  or both,  where the expenses associated with the sale of, or the  underwriting or other  administrative  costs  associated with the Policies are reduced.  Sales, underwriting  or other  administrative  expenses  may be  reduced  based on such  factors as  expected  economies  resulting  from a corporate purchase or a group or sponsored  arrangement,  the amount of initial and/or expected Premiums or other transactions where sales expenses are likely to be reduced.  We may also alter the terms of certain Policy  provisions,  including the  availability of death  benefit  options  and the Cash Value  Credit  provision  for these types of  purchasers.  We will not  discriminate  unfairly between  purchasers if and when we reduce any of the charges  discussed above,  make changes to the duration such charges will apply or alter the terms of Policy provisions.

VARIABLE INVESTMENT OPTIONS

What are the  investment  objectives  and  policies  of the  variable  investment  options?  Each  variable  investment  option is a
Sub-account  of American  Skandia Life  Assurance  Corporation  Separate  Account F. Each  Sub-account  invests  exclusively  in one
Portfolio.  You should  carefully read the prospectus for any Portfolio in which you are interested.  The following chart classifies each of the  Portfolios  based on our  assessment  of their  investment  style (as of the date of this  Prospectus).  The chart also provides a short summary  description of each Portfolio's  investment  objective (in italics) and a summary description of their key policies to assist you in  determining  which  Portfolios  may be of interest to you.  There is no guarantee that any Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each Portfolio  appears next to the description.  Those portfolios whose name includes the prefix "AST" are Portfolios of American  Skandia Trust.  The investment  manager for AST is American  Skandia  Investment  Services,
Incorporated,  an affiliated company of American Skandia.  However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as  Sub-accounts  under the Policy are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ to varying degrees.  Differences  in the  performance  of the funds can be  expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
Sub-account.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information for the underlying
Portfolios can be obtained by calling 1-800-752-6342.

========================================================================================================================================
Effective  March 16, 2001, the Nova,  Ursa and OTC portfolios of Rydex Variable Trust will no longer be offered as  Sub-accounts  under the Policy.  Owners of Variable  Life policies  issued on or after March 16, 2001 will not be allowed to allocate  Account Value to the
Rydex Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Variable Life  policies  issued before March 16,
2001, and/or their authorized investment  professionals,  will no longer be able to allocate additional Account Value or make transfers into the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Policy Owners and/or their authorized  investment  professionals who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date.  Dollar cost averaging,  asset  allocation and rebalancing  programs that were effective on or before March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
========================================================================================================================================

--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                ADVISOR/
                                                                                                                           SUB-ADVISOR
                      ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
   INTER-NATIONAL     AST Strong International  Equity: seeks long-term capital growth by investing in a diversified     Strong Capital
      EQUITY          portfolio of  international  equity  securities  the issuers of which are  considered  to have    Management, Inc.
                      strong  earnings  momentum.  The Portfolio  seeks to meet its  objective by  investing,  under normal  market  conditions,  at least 80% of its total  assets in a  diversified  portfolio of equity  securities  of companies  located or operating in  developed  non-U.S.  countries  and emerging  markets  of the  world.  The  Sub-advisor  intends  to  focus on  companies  with an
                      above-average  potential  for  long-term  growth  and  attractive  relative  valuations.   The
                      Sub-advisor selects companies based on five key factors: growth, valuation,  management,  risk and sentiment.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
   INTER-NATIONAL     AST William Blair  International  Growth (f/k/a AST Janus Overseas  Growth):  seeks  long-term     William Blair &
       EQUITY         growth of capital.  The  Portfolio  pursues its objective  primarily  through  investments  in     Company, L.L.C.
                      equity  securities  of issuers  located  outside the United  States.  The  Portfolio  normally invests  at least  80% of its  total  assets  in  securities  of  issuers  from at least  five different  countries,  excluding  the  United  States.  The  Portfolio  invests  primarily  in companies  selected for their growth  potential.  Securities  are generally  selected  without regard to any defined allocation among countries,  geographic regions or industry sectors,  or other similar selection procedure.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
   INTER-NATIONAL     AST American Century  International  Growth:  seeks capital growth. The Portfolio will seek to
      EQUITY          achieve its investment  objective by investing primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its assets in equity  securities  of issuers from at least three countries  outside of the United States.  The  Sub-advisor  uses a growth  investment  strategy it developed  that looks for companies  with earnings and revenue
                      growth.  The  Sub-advisor  will  consider  a number  of other  factors  in  making  investment    American Century
                      selections,  including the prospects for relative  economic growth among countries or regions,       Investment
                      economic and political  conditions,  expected inflation rates,  currency exchange fluctuations    Management, Inc.
                      and tax considerations.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST DeAM  International  Equity:  seeks capital growth. The Portfolio pursues its objective by investing  at least 80% of the value of its assets in the equity  securities  of  companies in developed  non-U.S.  countries  that are  represented  in the MSCI EAFE(R)Index.  The target of
   INTER-NATIONAL     this  Portfolio is to track the  performance of the MSCI EAFE(R)Index within 4% with a standard     Deutsche Asset
       EQUITY         deviation  expected of +/- 4%. The  Sub-advisor  considers a number of factors in  determining    Management, Inc.
                      whether to invest in a stock,  including earnings growth rate,  analysts'  estimates of future earnings and industry-relative price multiples.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST MFS Global  Equity:  seeks  capital  growth.  Under  normal  circumstances  the  Portfolio
                      invests  at  least  80% of its  assets  in  equity  securities  of U.S.  and  foreign  issuers      Massachusetts
   GLOBAL EQUITY      (including  issuers in  developing  countries).  The  Portfolio  generally  seeks to  purchase   Financial Services
                      securities of companies with relatively  large market  capitalizations  relative to the market         Company
                      in which they are traded.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST PBHG  Small-Cap  Growth:  seeks capital  growth.  The  Portfolio  pursues its objective by primarily  investing  at  least  80% of the  value  of its  assets  in the  common  stocks  of
                      small-sized  companies,  whose market capitalizations are similar to market capitalizations of    Pilgrim Baxter &
  SMALL CAP GROWTH    the  companies  in the Russell  2000(R)Index at the time of the  Portfolio's  investment.  The    Associates, Ltd.
                      Sub-advisor  expects to focus primarily on those  securities whose market  capitalizations  or annual revenues are less than $1billion at the time of purchase.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
  SMALL CAP GROWTH    AST DeAM  Small-Cap  Growth:  seeks maximum  growth of investors'  capital from a portfolio of     Deutsche Asset
                      growth  stocks of smaller  companies.  The  Portfolio  pursues  its  objective,  under  normal    Management, Inc.
                      circumstances,  by  primarily  investing  at  least  80% of its  total  assets  in the  equity securities  of  small-sized  companies  included  in  the  Russell  2000  Growth(R)Index.  The
                      Sub-advisor  employs  an  investment  strategy  designed  to  maintain a  portfolio  of equity securities  which  approximates  the market risk of those stocks  included in the Russell 2000
                      Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------

--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                ADVISOR/
                                                                                                                           SUB-ADVISOR
                      ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
     SMALL CAP        AST Federated  Aggressive  Growth:  seeks capital growth. The Portfolio pursues its investment
      GROWTH          objective by investing in the stocks of small  companies that are traded on national  security exchanges,  NASDAQ stock  exchange and the  over-the-counter-market.  Small  companies will be  Federated Investment defined as  companies  with market  capitalizations  similar to  companies in the Russell 2000  Counseling/Federated
                      Index or the Standard & Poor's Small Cap 600 Index.  Up to 25% of the  Portfolio's  net assets    Global Investment
                      may be invested in foreign securities, which are typically denominated in foreign currencies.     Management Corp.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST Goldman Sachs Small-Cap Value:  seeks long-term capital  appreciation.  The Portfolio will seek its objective through investments  primarily in equity securities that are believed to be
                      undervalued  in  the   marketplace.   The  Portfolio   primarily   seeks  companies  that  are
                      small-sized,  based  on the  value of their  outstanding  stock.  The  Portfolio  will  have a   Goldman Sachs Asset
  SMALL CAP VALUE     non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of       Management
                      its assets in small capitalization  companies.  The 80% investment  requirement applies at the time the Portfolio invests its assets.  The Portfolio  generally defines small  capitalization companies as companies with a capitalization of $5 billion or less.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      ----------------------------------------------------------------------------------------------- ----------------------
  SMALL CAP VALUE     AST Gabelli Small-Cap Value: seeks to provide long-term capital growth by investing  primarily          GAMCO
                      in  small-capitalization  stocks  that appear to be  undervalued.  The  Portfolio  will have a     Investors, Inc.
                      non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in small capitalization  companies.  The 80% investment  requirement applies at the time the Portfolio invests its assets.  The Portfolio  generally defines small  capitalization companies  as  those  with a  capitalization  of $1.5  billion  or  less.  Reflecting  a value approach to  investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not appear to  adequately  reflect  their  underlying  value as  measured by assets, earnings, cash flow or business franchises.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
  SMALL CAP VALUE     AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio pursues     Deutsche Asset
                      its  objective,  under normal market  conditions,  by primarily  investing at least 80% of its    Management, Inc.
                      total assets in the equity securities of small-sized companies included in the Russell 2000(R)
                      Value Index. The Sub-advisor  employs an investment  strategy designed to maintain a portfolio of equity  securities  which  approximates  the market  risk of those  stocks  included in the
                      Russell 2000(R)Value Index, but which attempts to outperform the Russell 2000(R)Value Index.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
   MID-CAP GROWTH     AST Goldman Sachs Mid-Cap Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital   Goldman Sachs Asset
                      growth.  The Portfolio  pursues its  investment  objective,  by investing  primarily in equity       Management
                      securities  selected for their  growth  potential,  and  normally  invests at least 80% of the value of its  assets  in medium  capitalization  companies.  For  purposes  of the  Portfolio, medium-sized  companies  are  those  whose  market  capitalizations  (measured  at the time of investment)  fall within the range of  companies  in the  Standard & Poor's  MidCap 400 Index.
                      The Sub-advisor  seeks to identify  individual  companies with earnings growth  potential that may not be recognized by the market at large.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
   MID-CAP GROWTH     AST Neuberger  Berman Mid-Cap Growth:  seeks capital growth.  Under normal market  conditions,    Neuberger Berman
                      the  Portfolio  primarily  invests  at least  80% of its net  assets in the  common  stocks of     Management Inc.
                      mid-cap   companies.   For  purposes  of  the   Portfolio,   companies   with  equity   market
                      capitalizations  that fall  within  the range of the  Russell  Midcap(R)Index,  at the time of investment,  are considered mid-cap companies.  Some of the Portfolio's assets may be invested in the securities of large-cap  companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------

--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                ADVISOR/
                                                                                                                           SUB-ADVISOR
                      ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
    MID-CAP VALUE     AST Neuberger  Berman Mid-Cap Value:  seeks capital  growth.  Under normal market  conditions,    Neuberger Berman
                      the  Portfolio  primarily  invests  at least  80% of its net  assets in the  common  stocks of     Management Inc.
                      mid-cap   companies.   For  purposes  of  the   Portfolio,   companies   with  equity   market
                      capitalizations  that  fall  within  the  range of the  Russell  Midcap(R)Index at the time of investment are considered  mid-cap  companies.  Some of the Portfolio's assets may be invested in the  securities  of  large-cap  companies  as well as in  small-cap  companies.  Under  the
                      Portfolio's  value-oriented  investment  approach,  the  Sub-advisor  looks  for  well-managed companies  whose  stock  prices  are  undervalued  and that may  rise in  price  before  other investors realize their worth.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       ALL-CAP        AST Alger All-Cap Growth:  seeks long-term capital growth.  The Portfolio invests primarily in       Fred Alger
      GROWTH          equity  securities,  such as common or preferred stocks,  that are listed on U.S. exchanges or   Management, Inc.
                      in the  over-the-counter  market.  The  Portfolio  may  invest  in the  equity  securities  of companies of all sizes, and may emphasize  either larger or smaller  companies at a given time based on the Sub-advisor's assessment of particular companies and market conditions.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST Gabelli  All-Cap  Value:  seeks capital  growth.  The  Portfolio  pursues its objective by
                      investing  primarily  in  readily  marketable  equity  securities   including  common  stocks,
                      preferred  stocks and securities that may be converted at a later time into common stock.  The
       ALL-CAP        Portfolio  may invest in the  securities of companies of all sizes,  and may emphasize  either
        VALUE         larger  or  smaller  companies  at a given  time  based  on the  Sub-advisor's  assessment  of  GAMCO Investors, Inc.
                      particular  companies and market  conditions.  The Portfolio  focuses on companies that appear underpriced  relative  to their  private  market  value  ("PMV").  PMV is the  value  that the
                      Portfolio's Sub-advisor believes informed investors would be willing to pay for a company.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST T. Rowe Price Natural  Resources:  seeks long-term  capital growth  primarily  through the common stocks of companies that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products) and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural resource
       SECTOR         companies whose earnings and tangible assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                      Portfolio  looks  for  companies  that have the  ability  to expand  production,  to  maintain    Associates, Inc.
                      superior exploration programs and production  facilities,  and the potential to accumulate new resources.  At least 50% of Portfolio  assets will be invested in U.S.  securities,  up to 50%
                      of total assets also may be invested in foreign securities.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST Alliance Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to achieve  superior  earnings  growth.
  LARGE CAP GROWTH    Normally,  about 40-60  companies will be represented in the Portfolio,  with the 25 companies    Alliance Capital
                      most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70% of the    Management, L.P.
                      Portfolio's net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
  LARGE CAP GROWTH    AST MFS  Growth:  seeks  long-term  capital  growth and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets in common  stocks  and related securities,  such as preferred stocks, convertible securities and depositary receipts,
                      of companies that the Sub-advisor  believes offer better than average  prospects for long-term      Massachusetts
                      growth.  The Sub-advisor seeks to purchase  securities of companies that it considers well-run   Financial Services
                      and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in foreign         Company
                      securities.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------

--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                ADVISOR/
                                                                                                                           SUB-ADVISOR
                      ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
  LARGE CAP GROWTH    AST Marsico Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more established  companies.  In selecting  investments for the  Portfolio,  the  Sub-advisor  uses an  approach  that  combines  "top down"  economic analysis  with  "bottom  up" stock  selection.  The "top down"  approach  identifies  sectors,
                      industries  and companies that should  benefit from the trends the  Sub-advisor  has observed.     Marsico Capital
                      The Sub-advisor  then looks for individual  companies with earnings growth  potential that may     Management, LLC
                      not be recognized by the market at large, a "bottom up" stock selection.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST Goldman Sachs Concentrated Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a manner  consistent  with  the  preservation  of  capital.  Realization  of  income  is  not  a significant investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
  LARGE CAP GROWTH    objective  by investing  primarily in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                      believes have potential to achieve  capital  appreciation  over the  long-term.  The Portfolio       Management
                      seeks to achieve its  investment  objective  by  investing,  under  normal  circumstances,  in approximately  30 - 45 companies that are  considered by the  Sub-advisor to be positioned for long-term growth.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by investing  primarily in the growth stocks of larger companies.  The Portfolio  pursues its objective,  under normal market conditions,  by primarily  investing at least 80% of its total assets in the equity securities
  LARGE CAP GROWTH    of large-sized  companies included in the Russell 1000(R)Growth Index. The Sub-advisor  employs     Deutsche Asset
                      an  investment   strategy  designed  to  maintain  a  portfolio  of  equity  securities  which    Management, Inc.
                      approximates  the market risk of those stocks included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)Growth Index through active stock selection.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST DeAM Large-Cap  Value (f/k/a AST Janus Strategic  Value):  seeks maximum growth of capital by investing  primarily in the value stocks of larger  companies.  The  Portfolio  pursues its objective,  under normal market conditions,  by primarily  investing at least 80% of the value
                      of its assets in the equity securities of large-sized  companies included in the Russell 1000(R)   Deutsche Asset
   LARGE CAP VALUE    Value Index. The Sub-advisor  employs an investment  strategy designed to maintain a portfolio    Management, Inc.
                      of equity  securities  which  approximates  the market  risk of those  stocks  included in the
                      Russell  1000(R)Value Index,  but which  attempts to  outperform  the Russell 1000(R)Value Index through active stock selection.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
     LARGE CAP        AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing approximately 50% of
      BLEND          its assets in growth stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The  Portfolio  will invest  primarily in commons  tocks of large
                      U.S.  companies  included in the Russell 1000(R)Index (the "Russell 1000(R)").  The Russell 1000(R)
                      is a market  capitalization-weighted  index that measures the performance of the 1,000 largest
                      U.S.  companies.  Normally,  about 60-85 companies will be represented in the Portfolio,  with
                      25-35 companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50%
                      of the  Portfolio's  net assets and 35-50  companies  primarily  from the Russell  1000(R)Value    Alliance Capital
                      Index  constituting  the  remainder of the  Portfolio's  net assets.  There will be a periodic    Management, L.P.
                      rebalancing  of each  segment's  assets to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
   LARGE CAP VALUE    AST Sanford  Bernstein Core Value:  seeks long-term  capital growth by investing  primarily in  Sanford C. Bernstein
                      common stocks.  The Sub-advisor  expects that the majority of the  Portfolio's  assets will be       & Co., LLC
                      invested in the common stocks of large  companies that appear to be  undervalued.  Among other things,  the  Portfolio  seeks  to  identify  compelling  buying  opportunities  created  when companies  are  undervalued  on the basis of  investor  reactions  to  near-term  problems  or circumstances  even though their long-term  prospects remain sound.  The Sub-advisor  seeks to identify  individual  companies with earnings  growth  potential that may not be recognized by the market at large.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------

--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                ADVISOR/
                                                                                                                           SUB-ADVISOR
                      ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
    REAL ESTATE       AST Cohen & Steers Realty:  seeks to maximize  total return through  investment in real estate
       (REIT)         securities.  The  Portfolio  pursues its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real estate  issuers.  Under normal circumstances,  the Portfolio will invest substantially all of its assets in the equity
                      securities  of real  estate  companies,  i.e.,  a  company  that  derives  at least 50% of its     Cohen & Steers
                      revenues from the  ownership,  construction,  financing,  management or sale of real estate or   Capital Management,
                      that has at least 50% of its assets in real  estate.  Real estate  companies  may include real          Inc.
                      estate investment trusts or REITs.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST Sanford Bernstein  Managed Index 500: will invest,  under normal  circumstances,  at least
                      80% of its net assets in  securities  included in the  Standard & Poor's 500  Composite  Stock
                      Price Index (the "S&P(R)500 "). The  Portfolio seeks to  outperform  the S&P 500 through stock selection  resulting in  different  weightings  of common  stocks  relative to the index.  The
                      Portfolio  will invest  primarily in the common  stocks of companies  included in the S&P 500.
                      In seeking to  outperform  the S&P 500,  the  Sub-advisor  starts with a  portfolio  of stocks
   MANAGED INDEX      representative  of the holdings of the index.  It then uses a set of fundamental  quantitative  Sanford C. Bernstein
                      criteria that are designed to indicate  whether a particular  stock will  predictably  perform       & Co., LLC
                      better  or worse  than  the S&P 500.  Based on  these  criteria,  the  Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a neutral  position in the stock relative to the proportion of the S&P 500 that the stock  represents.  In addition,  the
                      Sub-advisor  also may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST American Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests primarily in common stocks that offer potential for capital
       GROWTH         growth,  and may,  consistent  with its  investment  objective,  invest in stocks  that  offer    American Century
        AND           potential for current income.  The Sub-advisor  utilizes a quantitative  management  technique       Investment
       INCOME         with a goal of building an equity  portfolio  that  provides  better  returns than the S&P 500    Management, Inc.
                      Index without taking on significant  additional risk and while attempting to create a dividend yield that will be greater than the S&P 500 Index.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST Alliance Growth and Income:  seeks long-term growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio normally will invest in common
       GROWTH         stocks  (and  securities  convertible  into  common  stocks).  The  Sub-advisor  will  take  a
        AND           value-oriented  approach,  in that it will  try to keep the  Portfolio's  assets  invested  in    Alliance Capital
       INCOME         securities  that are  selling  at  reasonable  valuations  in  relation  to their  fundamental    Management, L.P.
                      business  prospects.  The  stocks  that the  Portfolio  will  normally  invest in are those of seasoned companies.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST MFS Growth with Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current income.  Under normal market  conditions,  the Portfolio  invests at least  65% of its net  assets in common  stocks  and  related  securities,  such as  preferred
       GROWTH         stocks,  convertible  securities  and depositary  receipts.  The stocks in which the Portfolio      Massachusetts
        AND           invests  generally  will pay  dividends.  While the  Portfolio  may invest in companies of any   Financial Services
       INCOME         size, the Portfolio  generally  focuses on companies with larger market  capitalizations  that         Company
                      the Sub-advisor believes have sustainable growth prospects and attractive  valuations based on current and  expected  earnings or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
   EQUITY INCOME      AST INVESCO  Capital  Income  (f/k/a AST INVESCO  Equity  Income):  seeks  capital  growth and  INVESCO Funds Group,
                      current income while following sound investment practices.  The Portfolio seeks to achieve its          Inc.
                      objective by investing in securities  that are expected to produce  relatively  high levels of income and  consistent,  stable  returns.  The Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and preferred  stocks of domestic and foreign  issuers.
                      Up to 30% of the  Portfolio's  assets may be  invested  in equity  securities  that do not pay regular dividends.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------

--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                ADVISOR/
                                                                                                                           SUB-ADVISOR
                      ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
      BALANCED        AST DeAM Global  Allocation:  seeks a high level of total return by  investing  primarily in a diversified  portfolio  of  mutual  funds.  The  Portfolio  seeks to  achieve  its  investment objective  by  investing  in  several  other AST  Portfolios  ("Underlying  Portfolios").  The
                      Portfolio  intends its strategy of investing  in  combinations  of  Underlying  Portfolios  to result in investment  diversification that an investor could otherwise achieve only by holding
                      numerous  investments.  The  Portfolio  is  expected  to be  invested  in at  least  six  such     Deutsche Asset
                      Underlying  Portfolios at any time. It is expected that the investment  objectives of such AST    Management, Inc.
                      Portfolios will be diversified.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST  American  Century  Strategic  Balanced:  seeks  capital  growth and current  income.  The
                      Sub-advisor  intends  to  maintain  approximately  60% of the  Portfolio's  assets  in  equity
                      securities  and  the  remainder  in  bonds  and  other  fixed  income  securities.   Both  the
                      Portfolio's  equity  and  fixed  income  investments  will  fluctuate  in  value.  The  equity    American Century
      BALANCED        securities  will  fluctuate  depending on the  performance  of the companies that issued them,       Investment
                      general  market  and  economic  conditions,   and  investor   confidence.   The  fixed  income    Management, Inc.
                      investments  will be affected  primarily  by rising or falling  interest  rates and the credit quality of the issuers.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing primarily in a  diversified  portfolio of fixed income and equity  securities.  The  Portfolio  normally invests  approximately  60% of its total assets in equity  securities  and 40% in fixed income
                      securities.  The Sub-advisor concentrates common stock investments in larger, more established      T. Rowe Price
 ASSET ALLOCA-TION    companies,  but the Portfolio may include small and  medium-sized  companies  with good growth    Associates, Inc.
                      prospects.  The fixed  income  portion of the  Portfolio  will be allocated  among  investment grade  securities,  high yield or "junk" bonds,  foreign high quality debt securities and cash reserves.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST T. Rowe Price Global Bond:  seeks to provide  high  current  income and capital  growth by investing in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will invest at least 80% of its total assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The Portfolio  generally
    GLOBAL BOND       invests in countries  where the  combination  of  fixed-income  returns and currency  exchange      T. Rowe Price
                      rates appears  attractive,  or, if the currency trend is  unfavorable,  where the  Sub-advisor   International, Inc.
                      believes  that the currency  risk can be minimized  through  hedging.  The  Portfolio may also invest up to 20% of its assets in the  aggregate in below  investment-grade,  high-risk  bonds
                      ("junk  bonds").  In  addition,  the  Portfolio  may  invest  up  to  30%  of  its  assets  in mortgage-backed  (including  derivatives,  such as  collateralized  mortgage  obligations  and stripped mortgage securities) and asset-backed securities.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
  HIGH YIELD BOND     AST Federated High Yield:  seeks high current  income by investing  primarily in a diversified  Federated Investment
                      portfolio of fixed income  securities.  The  Portfolio  will invest at least 80% of its assets       Counseling
                      in fixed income  securities  rated BBB and below.  These fixed income  securities  may include
                      preferred  stocks,   convertible  securities,   bonds,  debentures,   notes,  equipment  lease
                      certificates and equipment trust  certificates.  A fund that invests  primarily in lower-rated fixed income  securities  will be subject to greater risk and share price  fluctuation  than a typical  fixed income fund,  and may be subject to an amount of risk that is  comparable to or greater than many equity funds.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------

--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                ADVISOR/
                                                                                                                           SUB-ADVISOR
                      ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
        BOND          AST Lord Abbett  Bond-Debenture:  seeks high current  income and the  opportunity  for capital   Lord, Abbett & Co.
                      appreciation  to produce a high total return.  To pursue its  objective,  the  Portfolio  will           LLC
                      invest,  under normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk bonds," and frequently may have more than half of its assets  invested in those  securities.  At least 20%
                      of the  Portfolio's  assets must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the Portfolio  expects to maintain  a  weighted  average  maturity  in the range of five to twelve  years,  there are no restrictions on the overall  Portfolio or on individual  securities.  The Portfolio may invest up to 20% of its net assets in equity securities.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of capital.
                      Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets in
                      intermediate-term  U.S.  Treasury,  corporate,   mortgage-backed  and  asset-backed,   taxable
        BOND          municipal  and  tax-exempt  municipal  bonds.  The Portfolio  invests  primarily in investment     Deutsche Asset
                      grade fixed income  securities  rated within the top three rating  categories  of a nationally    Management, Inc.
                      recognized  rating  organization.  Fixed income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      AST PIMCO Total Return Bond:  seeks to maximize total return  consistent with  preservation of
                      capital  and  prudent  investment  management.  The  Portfolio  will  invest in a  diversified   Pacific Investment
        BOND          portfolio of fixed-income  securities of varying  maturities.  The average portfolio  duration   Management Company
                      of the  Portfolio  generally  will vary  within a three- to  six-year  time frame based on the           LLC
                      Sub-advisor's forecast for interest rates.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
        BOND          AST PIMCO Limited Maturity Bond: seeks to maximize total return  consistent with  preservation of capital and prudent  investment  management.  The  Portfolio  will invest in a  diversified
                      portfolio of fixed-income  securities of varying  maturities.  The average portfolio  duration   Pacific Investment
                      of the  Portfolio  generally  will vary  within a one- to  three-year  time frame based on the   Management Company
                      Sub-advisor's forecast for interest rates.                                                               LLC
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
    MONEY MARKET      AST Money  Market:  seeks high  current  income and  maintain  high levels of  liquidity.  The      Wells Capital
                      Portfolio  attempts to accomplish  its  objective by  maintaining  a  dollar-weighted  average   Management, Inc.
                      maturity  of not  more  than 90 days and by  investing  in  securities  which  have  effective maturities of not more than 397 days.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
  EMERGING MARKETS    Montgomery  Variable Series - Emerging Markets:  seeks long-term capital  appreciation,  under     Gartmore Global
                      normal  conditions by investing at least 80% of its total assets in stocks of companies of any
                      size based in the world's developing  economies.  Under normal market conditions,  investments    Asset Management
                      are  maintained in at least six countries at all times and no more than 35% of total assets in     Trust/Gartmore
                      any single one of them.                                                                            Global Partners
--------------------- ----------------------------------------------------------------------------------------------- ----------------------

--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                ADVISOR/
                                                                                                                           SUB-ADVISOR
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      ----------------------------------------------------------------------------------------------- ----------------------
                      Rydex Variable Trust - Nova:  seeks to provide  investment  results that match the performance of a specific  benchmark on a daily basis.  The Portfolio's  current  benchmark is 150% of the performance  of the S&P 500(R)Index  (the  "underlying  index").  If the  Portfolio  meets its objective,  the value of the Portfolio's shares will tend to increase on a daily basis by 150%
                      of the value of any increase in the underlying  index.  When the value of the underlying index
     STRATEGIC OR     declines,  the value of the  Portfolio's  shares should also decrease on a daily basis by 150%
TACTICAL ALLOCA-TION  of the value of any decrease in the underlying  index (e.g., if the underlying index goes down  Rydex Global Advisors
                      by 5%,  the value of the  Portfolio's  shares  should go down by 7.5% on that  day).  Unlike a      (f/k/a PADCO
                      traditional  index fund,  as its  primary  investment  strategy,  the  Portfolio  invests to a   Advisors II, Inc.)
                      significant extent in leveraged  instruments,  such as swap agreements,  futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      Rydex  Variable  Trust - Ursa:  seeks  to  provide  investment  results  that  will  inversely correlate  to the  performance  of  the  S&P  500(R)Index  (the  "underlying  index").  If the
                      Portfolio  meets its  objective,  the value of the  Portfolio's  shares  will tend to increase during  times  when the value of the  underlying  index is  decreasing.  When the value of the underlying index is increasing,  however,  the value of the Portfolio's shares should decrease
     STRATEGIC OR     on a daily basis by an inversely  proportionate  amount (e.g., if the underlying index goes up
TACTICAL ALLOCA-TION  by 5%,  the  value of the  Portfolio's  shares  should  go down by 5% on that  day).  Unlike a traditional  index  fund,  the  Portfolio's  benchmark  is to  perform  exactly  opposite  the  Rydex Global Advisors
                      underlying  index,  and the Ursa Fund will not own the  securities  included in the underlying      (f/k/a PADCO
                      index.  Instead,  as its primary investment  strategy,  the Portfolio invests to a significant   Advisors II, Inc.)
                      extent in short  sales of  securities  or futures  contracts  and in  options  on  securities, futures contracts, and stock indices.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      Rydex  Variable  Trust - OTC:  seeks  to  provide  investment  results  that  correspond  to a benchmark for  over-the-counter  securities.  The Portfolio's  current benchmark is the NASDAQ
                      100 Index(R)(the "underlying  index").  If the Portfolio meets its objective,  the value of the
                      Portfolio's  shares  should  increase  on a daily  basis by the amount of any  increase in the
    STRATEGIC OR      value of the underlying index. However,  when the value of the underlying index declines,  the  Rydex Global Advisors
TACTICAL ALLOCA-TION  value of the  Portfolio's  shares  should also  decrease on a daily basis by the amount of the      (f/k/a PADCO
                      decrease in value of the underlying  index.  The Portfolio  invests  principally in securities   Advisors II, Inc.)
                      of companies  included in the underlying  index. It also may invest in other instruments whose performance  is expected to  correspond  to that of the  underlying  index,  and may engage in futures and options transactions and enter into swap agreements.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      INVESCO Variable  Investment Funds - Dynamics:  seek long-term  capital growth.  The Portfolio invests at least 65% of its assets in common stocks of mid-sized  companies.  INVESCO  defines mid-sized  companies as companies  that are included in the Russell Midcap Growth Index at the time of purchase,  or if not included in that Index,  have market  capitalizations  of between
                      $2.5  billion  and  $15  billion  at the  time  of  purchase.  The  core  of  the  Portfolio's  INVESCO Funds Group,
   MID-CAP EQUITY     investments are in securities of established  companies that are leaders in attractive  growth          Inc.
                      markets  with a history of strong  returns.  The  remainder  of the  Portfolio  is invested in securities of companies that show  accelerating  growth,  driven by product cycles,  favorable industry or sector  conditions,  and other  factors that INVESCO  believes  will lead to rapid sales or earnings growth.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      ----------------------------------------------------------------------------------------------- ----------------------
       SECTOR         INVESCO Variable  Investment Funds - Technology:  seeks capital growth. The Portfolio normally  INVESCO Funds Group,
                      invests  80% of its net assets in the equity  securities  and  equity-related  instruments  of          Inc.
                      companies engaged in  technology-related  industries.  These include,  but are not limited to,
                      various  applied  technologies,   hardware,   software,   semiconductors,   telecommunications
                      equipment  and  services and  service-related  companies in  information  technology.  Many of these  products and services are subject to rapid  obsolescence,  which may lower market value of the securities of the companies in this sector.  At any given time, 20% of the  Portfolio's assets is not required to be invested in the sector.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------

--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                ADVISOR/
                                                                                                                           SUB-ADVISOR
                      ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       SECTOR         INVESCO  Variable  Investment  Funds - Health  Sciences:  seeks capital growth.  The Portfolio  INVESCO Funds Group,
                      normally  invests at least 80% of its net assets in the equity  securities and  equity-related          Inc.
                      instruments of companies that develop,  produce or distribute  products or services related to health care. These companies  include,  but are not limited to, medical equipment or supplies, pharmaceuticals,  biotechnology and healthcare  providers and service companies.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
--------------------- -----------------------------------------------------------------------------------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       SECTOR         INVESCO Variable  Investment Funds - Financial  Services:  seeks capital growth. The Portfolio  INVESCO Funds Group,
                      normally  invests at least 80% of its net assets in the equity  securities and  equity-related          Inc.
                      instruments of companies involved in the financial  services sector.  These companies include, but are not limited  to,  banks  (regional  and  money-centers),  insurance  companies  (life, property  and  casualty,  and  multiline),  investment  and  miscellaneous  industries  (asset managers,  brokerage  firms,  and  government-sponsored  agencies)  and suppliers to financial services  companies.  At any given time, 20% of the  Portfolio's  assets is not required to be invested in the sector.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       SECTOR         INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks capital  growth and current  INVESCO Funds Group,
                      income.  The Portfolio  normally  invests 80% of its net assets in the equity  securities  and          Inc.
                      equity-related  instruments  of  companies  engaged in the design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that are involved in supplying equipment or services to such companies.  The telecommunications  sector
                      includes,  but  is  not  limited  to,  companies  that  offer  telephone  services,   wireless
                      communications,  satellite communications,  television and movie programming, broadcasting and
                      Internet  access.  Many of these  products  and  services  are subject to rapid  obsolescence, which may lower the market value of the  securities  of the  companies in this sector.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
   GLOBAL EQUITY      Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital growth.  The
                      Portfolio  normally invests as least 65% of its assets in a diversified  portfolio of U.S. and
                      non-U.S.   equity  securities  of  companies  located  in  the  world's  major  industrialized countries.  The Portfolio will invest in no less than three  countries,  which may include the
                      U.S.,  but may invest more than 25% of its assets in one country.  The Portfolio  invests only  Evergreen Investment
                      in the best 100  companies,  which are selected by the  Portfolio's  manager  based on as high   Management Company,
                      return on equity,  consistent  earnings growth,  established market presence and industries or           LLC
                      sectors with significant growth prospects.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
---------------------
  SMALL CAP EQUITY    Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  normally  invests at least
                      80% of its assets in common  stocks of small U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of purchase).
                      The remaining 20% of the Portfolio's  assets may be represented by cash or invested in various  Evergreen Investment
                      cash equivalents.  The Portfolio's  manager selects stocks of companies which it believes have   Management Company,
                      the potential for accelerated growth in earnings and price.                                              LLC
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
   MID-CAP EQUITY     Evergreen VA Omega:  seeks  long-term  capital  growth.  The  Portfolio  invests  primarily in common  stocks and  securities  convertible  into common stocks of U.S.  companies  across all market  capitalizations.  The Portfolio's managers employ a growth style of equity management.  Evergreen Investment
                      "Growth"  stocks  are  stocks  of  companies  that  the  Portfolio's   managers  believe  have   Management Company,
                      anticipated earnings ranging from steady to accelerated growth.                                          LLC
--------------------- ----------------------------------------------------------------------------------------------- ----------------------

--------------------- ----------------------------------------------------------------------------------------------- ----------------------
   INTER-NATIONAL     ProFund  VP Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that  ProFund Advisors LLC
      EQUITY          correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds Europe 30
                      Index,  created by ProFund  Advisors,  is composed of 30 companies whose principal offices are located  in Europe  and whose  securities  are  traded on U.S.  exchanges  or on the NASDAQ as depositary  receipts or ordinary  shares.  The component  companies in the ProFunds  Europe 30
                      Index are  determined  annually  based upon their U.S.  dollar-traded  volume.  Their relative weights are determined based on a modified market capitalization method.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------

--------------------- ----------------------------------------------------------------------------------------------- ----------------------
       STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
        TYPE                                                                                                                ADVISOR/
                                                                                                                           SUB-ADVISOR
                      ----------------------------------------------------------------------------------------------- ----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely used measure of large-cap  U.S. stock market  performance.  It includes a  representative  sample of leading companies in leading  industries.  Companies  are selected for inclusion in the Index by Standard & Poor's(R)for being U.S.  companies  with adequate liquidity, appropriate market capitalization financial viability and public float.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
      S&P 500         ProFund VP Bear: seeks daily investment results,  before fees and expenses, that correspond to  ProFund Advisors LLC the inverse  (opposite) of the daily  performance of the S&P 500(R)Index. If ProFund VP Bear is successful in meeting its objective,  its net asset value should gain  approximately the same, on a  percentage  basis,  as any  decrease in the S&P 500(R)Index when the Index  declines on a given  day.  Conversely,  its net  asset  value  should  lose  approximately  the  same,  on a percentage basis, as any increase in the Index when the Index rises on a given day.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
                      ProFund VP UltraBull  (f/k/a ProFund VP Bull Plus):  seeks daily  investment  results,  before fees and  expenses,  that  correspond  to twice (200%) the daily  performance  of the S&P 500(R)
                      Index.  If the ProFund VP  UltraBull is  successful  in meeting its  objective,  its net asset value should gain  approximately  twice as much, on a percentage  basis, as the S&P 500(R)Index
      S&P 500         when  the  Index  rises  on  a  given  day.  Conversely,  its  net  asset  value  should  lose  ProFund Advisors LLC approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.  Prior to May 1, 2003,  ProFund VP UltraBull  was named  "ProFund VP Bull Plus" and sought  daily  investment  results  that  corresponded  to one and  one-half  times  the daily performance of the S&P 500(R)Index
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ-100 Index(R)is a market capitalization  weighted index that includes 100 of the largest domestic and international  non-financial companies listed on The NASDAQ Stock Market.
--------------------------------------------------------------------------------------------------------------------------------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
     NASDAQ 100       ProFund VP OTC: seeks daily investment results,  before fees and expenses,  that correspond to  ProFund Advisors LLC the daily  performance of the NASDAQ-100  Index(R).  "OTC" in the name of ProFund VP OTC reflers to  securities  that do not  trade on a U.S.  securities  exchange,  as  registered  under the
                      Securities Exchange Act of 1934.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
--------------------- ----------------------------------------------------------------------------------------------- ----------------------
     NASDAQ 100       ProFund  VP  UltraOTC:  seeks  daily  investment  results,  before  fees  and  expenses,  that  ProFund Advisors LLC correspond  to twice (200%) the daily  performance  of the  NASDAQ-100  Index(R).  If ProFund VP
                      UltraOTC  is  successful  in  meeting  its   objective,   its  net  asset  value  should  gain
                      approximately  twice as much, on a percentage  basis, as the NASDAQ-100  Index(R)when the Index rises on a given day.  Conversely,  its net asset  value  should lose  approximately  twice as much, on a percentage  basis,  as the Index when the Index  declines on a given day.  "OTC" in the name of ProFund VP UltraOTC  refers to securities  that do not trade on a U.S.  securities exchange, as registered under the Securities Exchange Act of 1934.
--------------------- ----------------------------------------------------------------------------------------------- ----------------------

------------------------ -------------------------------------------------------------------------------------------- -------------------------
         STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                        PORTFOLIO
          TYPE                                                                                                                ADVISOR/
                                                                                                                            SUB-ADVISOR
------------------------ --------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------
The Russell 2000 Index(R)measures the performance of the 2,000 small companies in the Russell 3000 Index(R)representing  approximately 8% of the total market capitalization of the Russell 3000 Index(R), which in turn represents approximately 98% of the investable U.S. equity market.
-----------------------------------------------------------------------------------------------------------------------------------------------
------------------------ -------------------------------------------------------------------------------------------- -------------------------
     RUSSELL 2000        ProFund VP UltraSmall-Cap:  seeks daily investment results,  before fees and expenses, that    ProFund Advisors LLC
                         correspond to twice (200%) the daily  performance  of the Russell  2000(R)Index.  If ProFund
                         VP UltraSmall-Cap  is successful in meeting its objective,  its net asset value should gain approximately  twice as much,  on a percentage  basis,  as the Russell 2000 Index(R)when the
                         Index  rises on a given day.  Conversely,  its net asset value  should  lose  approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.
------------------------ -------------------------------------------------------------------------------------------- -------------------------
                         -------------------------------------------------------------------------------------------- -------------------------
                         The  Prudential  Series Fund,  Inc. - SP Jennison  International  Growth:  seeks to provide long-term  growth  of  capital.  The  Portfolio  pursues  its  objective  by  investing  in equity-related  securities of foreign issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily in the common stock of large and  medium-sized  foreign  companies.  Under  normal  circumstances,  the  Portfolio
       INTER-            invests at least 65% of its total assets in common stock of foreign companies  operating or
    NATIONAL EQUITY      based in at least five different  countries.  The Portfolio  looks  primarily for stocks of   Prudential Investments
                         companies  whose  earnings are growing at a faster rate than other  companies and that have            LLC/
                         above-average  growth in earnings and cash flow,  improving  profitability,  strong balance  Jennison Associates LLC sheets,  management  strength and strong market share for its products.  The Portfolio also tries to buy such stocks at attractive prices in relation to their growth prospects.
------------------------ -------------------------------------------------------------------------------------------- -------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and  Standard & Poor's  makes no  representation  regarding  the  advisability  of investing in the
Portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

FIXED ALLOCATIONS

------------------------------------------------------------------------------------------------------------------------------------
The Policy  offered  pursuant to this  Prospectus  includes  Fixed  Allocations.  These Fixed  Allocations  are not  registered as a security with the Securities  and Exchange  Commission  under either the  Securities  Act of 1933 or the  Investment  Company Act of
1940.  The Fixed  Allocations  are not  subject  to these  Acts.  Information  about  the  Fixed  Allocations  is  included  in this
Prospectus  to help you  understand  the  features  of the Policy.  The staff of the  Securities  and  Exchange  Commission  has not reviewed this  information.  However,  the  information  may be subject to certain  generally  applicable  provisions of the Federal securities  laws regarding  accuracy and  completeness.  The assets  supporting  Fixed  Allocations  are held in American  Skandia's general account.
------------------------------------------------------------------------------------------------------------------------------------

How does  American  Skandia  determine the interest  rate for Fixed  Allocations?  We determine the interest rate we credit to Fixed
Allocations  based on our  assessment of the earnings we expect to achieve when investing to support these  obligations,  our costs, competition,  profit  targets and other factors.  We have sole  discretion to determine the rates.  However,  the interest rate will never be less than 3.0% per year, compounded yearly.

What charges apply to the Fixed  Allocations?  No specific fees or expenses are deducted  when  determining  the rate we credit to a
Fixed  Allocation.  However,  for  some  of the  same  reasons  that we  deduct  the  mortality  and  expense  risk  charge  and the administration  charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration  mortality,  expense, administration,  profit  and other  factors  in  determining  the  interest  rates we credit to Fixed  Allocations.  Any  contingent deferred sales charge applies to amounts that are taken from the variable investment options or the Fixed Allocations.

ACCOUNT VALUE AND CASH VALUE

What is the Account  Value?  The Account  Value is the value of a Policy  before any deduction  for any  contingent  deferred  sales charge  and any Debt.  It is the total of the  Account  Value  allocated  to each  Sub-account  and any Fixed  Allocations  plus any
Account  Value  in the Loan  Account.  You may  allocate  Account  Value  to the  variable  investment  options,  each of which is a
Sub-account  of the Separate  Account,  or to Fixed  Allocations.  Any portion of the Account  Value  maintained in the Loan Account serves as collateral for outstanding Policy loans.

How do we determine the Account Value?

Variable  Investment  Options:  On each Valuation Date, the Account Value in any variable  investment  option you utilize equals the
-----------------------------
number of Units of the  Sub-account  you own  multiplied by the current Unit Price for the  Sub-account.  When you allocate all or a portion of the Premium to an investment  option or when you transfer  Account  Value into a variable  investment  option,  Units are purchased  using  the then  current  Unit  Price.  When you take all or a portion  of a  distribution  or  benefit  from a  variable investment  option or you transfer Account Value from a variable  investment  option,  Units are sold at the then current Unit Price in order to fund that distribution, benefit or transfer.

Fixed  Allocations:  We  credit  a fixed  rate of  interest  to Fixed  Allocations.  From  time to time we  declare  interest  rates
------------------
applicable to new Fixed  Allocations.  Any change in interest rate does not affect Fixed  Allocations that were in effect before the date of the  change.  If you make a Fixed  Allocation,  we credit  the rate then in effect to that Fixed  Allocation  until the next
Policy  Anniversary.  Once that  Policy  Anniversary  is  reached,  we credit,  for the next  Policy  Year,  the then  current  rate applicable to new Fixed  Allocations.  This applies to all your Fixed  Allocations  then in effect.  During each  subsequent  Policy
Year, the rate we credit for that Policy Year is the one then in effect for new Fixed Allocations.

Loan  Account:  We credit  interest to Account  Value in the Loan Account at a rate  determined by whether the loan is a "preferred"
-------------
loan or a "standard"  loan, as described in the section  entitled  "Loans." As of the date of this  Prospectus,  we currently credit interest to Account Value in the Loan Account at the rate of 6.0% per year,  compounded  yearly on  "preferred"  loans and 5.85% per year  compounded  yearly on  "standard"  loans.  However,  to the extent  permitted by law, we retain the right to credit less,  but never less than 5.5% per year,  compounded  yearly.  See the section  entitled  "Loans" for a description  of standard and preferred loans.

What is the Cash Value?  The Cash Value is the total Account Value less any  contingent  deferred  sales charge,  unpaid charges and any Debt.

Do I have to maintain a minimum Cash Value?  There must always be enough Cash Value so that,  on any Monthly  Processing  Date,  the
Cash Value is sufficient to pay for the charges then due. If the Cash Value is  insufficient  to pay for the charges,  we send you a notice  giving you a 61-day "grace  period" to send us a required  amount.  If the Cash Value at the end of the grace period,  after deduction  for all  previously  unpaid  charges,  is zero or less,  the Policy ends without  value,  unless you are eligible for the guaranteed continuation provision.  This provision is discussed in the section "Keeping the Policy In Force".

CASH VALUE CREDITS

What are Cash Value  Credits?  Cash Value  Credits are amounts we credit to your Account Value based on growth in your Policy's Cash
Value OR based on the total amount of your  Premium  payments.  We  determine  if your Policy is eligible for Cash Value  Credits on each Policy  Anniversary.  Once your Policy  qualifies to receive Cash Value  Credits,  we will credit 0.50% of your  Policy's  Cash
Value to your Account Value on each Policy Anniversary thereafter.

How does my Policy  qualify for Cash Value  Credits?  You can qualify for Cash Value  Credits  based on your  Policy's Cash Value or cumulative Premiums.  To qualify for Cash Value Credits as of any Policy Anniversary:

|X|   the Cash Value of your Policy must equal or exceed 200% (2X) of the Premiums you have paid as of the Policy  Anniversary  date
          ----------
         you qualify; or

|X|   your  Policy  must have been in force for seven (7) years and the  cumulative  Premiums  (minus  any Debt)  paid  prior to the
                                                                         --------------------
         seventh  Policy  Anniversary  or prior to a later  anniversary  must  equal or exceed the sum of seven (7)  Maximum  Annual
         Assessable Premiums.

NOTE:  The Cash Value may be less than the Account  Value due to the  contingent  deferred  sales  charge and any Debt,  and will be affected by the investment  performance of the investment options, any partial withdrawals,  Debt and whether you pay back any loans or loan interest.

Who pays for the Cash Value  Credits,  and how are they paid?  We pay for any Cash Value  Credits out of our general  account.  Cash
Value Credits  primarily  reflect our return of a portion of the fixed annual charges we deduct from the Separate Account on a daily basis for all Policy  Owners.  For Policies that qualify to receive Cash Value  Credits,  the Credits are provided as an alternative to lowering the fixed annual charges.

We  allocate  any Cash Value  Credits  due on the  applicable  Policy  Anniversary  to the  variable  investment  options  and Fixed
Allocations  in which you currently  maintain  Account  Value.  We make the  allocations  pro-rata based on the Account Value in the variable  investment  options and any Fixed  Allocations on the  applicable  Policy  Anniversary.  No allocation is made to the Loan
Account.  Cash Value Credits cannot be used to repay Debt.

TRANSFERS AND ALLOCATION SERVICES

May I transfer Account Value between investment options?  You may transfer Account Value between investment  options,  but there are limits,  as well as potential  charges,  which are discussed  earlier in the question "What are the  transaction  costs and when are they deducted?"  We permit the agent of record to make transfers on your behalf unless you give us other instructions.

Are there any limits on  transfers?  No  transfers  are  permitted  when the Policy is in its "grace  period."  In order to maintain
Account Value in an investment option after  transferring a portion of your Account Value out of that investment  option, we reserve the right to require that there be at least $500 in such  investment  option after the  transfer.  If, as a result of the  transfer, there would be less than $500 in an  investment  option,  we reserve the right to transfer the  remaining  Account Value pro rata to the  investment  option(s)  that you were  transferring  to. We retain the right to impose a limit of 20 free  transfers  per Policy
Year,  including  transfers  involving  Fixed  Allocations.  Unless  such a limit is in  effect,  there is no limit on the number of transfers that only involve variable  investment  options, or the number of transfers from variable investment options to make Fixed
Allocations.  However,  we do limit each  transfer  from Fixed  Allocations  that are to be effective on any day other than a Policy
Anniversary to the greater of 25% of the Account Value in your Fixed  Allocations  or $1,000.  If you make such a transfer from your
Fixed  Allocations,  you cannot make another such transfer  until either 90 days has passed or the next Policy  Anniversary  occurs.
We also  retain  the right to refuse or limit  transfers,  either for one Owner or a group of  Owners,  if we  believe  there may be adverse consequences for other Owners.

We reserve the right to refuse  transfers,  either for one Owner or a group of Owners,  if we believe that: (a) excessive trading or a specific  transfer request or group of transfer  requests may have a detrimental  effect on Unit Prices or the share prices of the
Portfolios;  or (b) we are informed by one or more of the  Portfolios  that the purchase or redemption of shares is to be restricted because of  excessive  trading or a specific  transfer or group of  transfers  is deemed to have a  detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above,  the most likely  scenario where either of the above could occur would be if the  aggregate  amount of a trade or trades  represented  a relatively  large  proportion  of the total assets of a particular
Portfolio.  Under such a circumstance, we will process transfers according to our rules then in effect.

What are  allocation  services?  Allocation  services are programs that  automatically  transfer  Account  Value between  investment options.  We may waive or reduce the minimum  amounts  required  for  transfers  noted above when your  Policy is  participating  in certain allocation  programs,  including,  but not limited to, static rebalancing  programs.  However,  any limitations on transfers from Fixed Allocations also apply if any allocation services are being utilized.

Does  American  Skandia  support  allocation  services?  We support  dollar  cost  averaging  and static  rebalancing.  Dollar  cost averaging allows you to  systematically  transfer an amount  periodically from one investment option to one or more other investment options.  With static  rebalancing,  you choose  allocation  percentages for the Sub-accounts into which you allocate Account Value.
However,  over time the performance of the variable  investment options will differ,  causing your percentage  allocations to shift.
Periodically,  we will "rebalance" your allocations by transferring the appropriate amount from the  "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts  to return your  allocations  to the  percentages  you request.  We do not  currently  charge for supporting dollar cost averaging or static  rebalancing.  However,  we only offer to support such allocation  programs  according to our rules.  While we are  offering to support  these  programs as of the date of this  Prospectus,  we do not  guarantee  to support these programs at all times.

We may also  provide  administrative  support  for  various  allocation  programs  that  may be made  available  by your  investment professional.  These may include  various  asset  allocation  programs.  We only offer to support  such  programs  according  to our rules.  These  rules may  include,  but are not  limited  to,  receipt of your  authorization  In Writing  permitting  a  investment professional  to make  transfers  between  investment  options on your  behalf,  or to enroll your  Policy in one of the  allocation programs for which we provide  administrative  support.  We permit the agent of record to make  transfers on your behalf  unless you give us other instructions.

Any investment  professional you authorize may or may not be appointed by us as our agent for the sale of Policies.  However,  we do not engage any agent of record or any third parties to offer  investment  allocation  services of any type, so that persons or firms offering  such  services  do so  independent  from  any  agency  relationship  they may have  with us for the sale of  Policies.  We therefore take no responsibility for the investment  allocations and transfers  transacted on your behalf by such third parties,  in accordance with any allocation  programs employed by such third parties or any investment  allocation  recommendations  made by such third  parties.  While we offer  support  for a number of these  programs as of the date of this  Prospectus,  we do not support all such  programs  and do not  guarantee  to always  continue  support for those  programs we  currently  support or may support in the future.  We do not charge you for the administrative support we provide to these third parties.

LOANS

When can I take a loan?  We offer loans using your  Account  Value as  collateral.  Where  permitted by law, we reserve the right to limit the  number of loans in each  Policy  Year.  The  Insured  must be alive when you take a loan (if there are two  Insureds,  at least one must be alive when a loan is  taken).  Subject to our rules,  on the  Policy  Date we will  establish  a loan equal to the outstanding indebtedness on previous life insurance exchanged for a Policy.

Is a loan tax-free?  We do not treat loans as a  distribution  and therefore do not report any taxable income unless we believe your
Policy should be treated as a MEC.  The actual treatment of the loan will depend on your particular circumstances.

How much is available for a loan?  The maximum  amount  available as a loan is equal to 90% of your current Cash Value.  The minimum amount you may borrow is $1,000.

What  happens to the Account  Value if I take a loan?  When you take a loan,  we transfer  Account  Value equal to the amount of the loan into the Loan Account.  Account Value in the Loan Account is  maintained in our general  account.  Unless you give us different instructions,  we move Account Value from the variable  investment  options and the Fixed Allocations in the same proportion as your
Account Value in the investment options on the Valuation Date we move such Account Value.

The  impact  of a loan on your  Account  Value  may be  positive  or  negative.  At the time a loan is  taken,  there is no  impact.
However,  if the interest rate credited to Account Value in the Loan Account is greater than what would be earned in the  investment options,  the loan will have a positive  impact on your Account  Value.  If the interest  rate credited to Account Value in the Loan
Account is less than what would be earned in the  investment  options,  the loan will have a negative  impact on your Account Value.
Because a loan can impact the Account Value,  it may also have an impact on the Minimum  Required Death Benefit and,  possibly,  the
Death Benefit.

What are "preferred  loans" and "standard  loans"?  We determine what portion of a loan is a "preferred  loan" and what portion is a
"standard  loan" at the time you take the loan.  Whether a loan is  "preferred"  or  "standard"  depends  on the  amount of the loan relative to your Policy's Cash Value.  Loans of 25% or less of the Policy's Cash Value are treated as  "preferred"  loans.  Loans of greater then 25% of the Policy's Cash Value are treated as  "standard"  loans.  We determine  whether your loan should be treated as
"preferred"  or "standard" at the time it is made based on the cumulative  amount of outstanding  loans at that time. A loan retains its character as "preferred" or "standard" until it is repaid.

What is the interest rate charged on loans?  We charge  interest on "preferred"  and "standard"  loans at the rate of 6.0% per year, compounded  yearly, in arrears.  Each Policy  Anniversary that the loan is not repaid, we add an amount equal to any unpaid interest to your Debt.

Does  Account  Value in the Loan  Account  earn  interest?  We  currently  credit  interest to Account  Value in the Loan Account on
"preferred"  loans at the rate of 6.0% per year,  compounded  yearly.  We  currently  credit  interest to Account  Value in the Loan
Account on "standard" loans at the rate of 5.85% per year,  compounded yearly.  However,  with respect to "preferred" and "standard"
loans, to the extent permitted by law, we retain the right to credit less, but never less than 5.5% per year, compounded yearly.

Once a loan is taken,  does  American  Skandia ever  require  more  collateral  in the Loan  Account?  Yes. The Loan Account acts as collateral  for any loans from us. We monitor  the Debt and the Account  Value in the Loan  Account to ensure that they are equal to each other.  Therefore,  on each Policy  Anniversary we equalize the Debt and the Account Value in the Loan Account.  If the Debt is
larger due to outstanding  loan interest,  we transfer  Account Value equal to the difference  pro-rata from the investment  options and add it to the Loan Account.

We also match up the Debt and the Loan  Account  when you repay any portion of the Debt.  If the Account  Value in the Loan  Account
then exceeds the Debt, we transfer the excess  pro-rata to the  investment  options which you are utilizing at that time. Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

Am I required to repay my loan?  What happens at the  Insured's  death if I have not repaid the loan?  You are not required to repay the loan while the Insured is alive,  except if you request  reinstatement  if the Policy lapses.  If there is any outstanding  Debt when Death Proceeds are due, we subtract the Debt from the Death Benefit as part of the calculation of the Death Proceeds.

What  happens  if I repay any  portion  of the loan?  The  amount  of Debt is  reduced  by the  amount of any loan  repayment.  Loan repayments are used to repay  "standard"  loans first and "preferred"  loans only after all outstanding  "standard"  loans have been repaid.  Loan repayments reduce the amount of principal and loan interest  proportionately  based on the ratio between principal and loan interest as of the Valuation  Date the loan  repayment is applied.  We allocate any loan  repayment to the variable  investment and fixed options  pro-rata  based on the Account Value in each  investment  option as of the Valuation  Period we receive your loan repayment.  Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

May I borrow from the Policy to make Premium  payments?  No. We will not accept  instructions to borrow from your Policy and use the loan to make Premium payments.

If I have an  outstanding  loan and send in money,  do you use it to repay the loan or do you  consider  it a  Premium  payment?  We treat such funds as Premium or loan repayment in accordance  with your  instructions,  to the extent such  instructions  comply with limitations  such as the then applicable  maximum Premium for the Policy.  If you send us funds and do not specify whether the money is to be used as a Premium or to repay a loan,  we treat the money as a Premium  payment to the extent  such  amount does not exceed the maximum Premium then allowed.  We will return to you any amount that exceeds the maximum Premium then allowed.

Can I transfer a loan from a prior  policy on an  exchange?  Subject to our rules,  we will  establish  a loan on a Policy  that you purchase as part of an exchange that is not subject to current  taxation in accordance  with Section 1035 of the Code.  However,  we will charge the premium tax and DAC tax on the amount of this  "inherited"  loan as if it was  received as Premium.  For purposes of determining the Assessable Premium, the amount of the inherited loan will not be treated as an Exempt Premium.

The  amount  of this  inherited  loan in your  Policy  when  established  will be equal to the loan that was in  effect  before  you surrendered  your prior policy.  As of the Policy Date,  your Account Value will reflect any  transferred  "Premium" plus the amount of the  inherited  loan.  That  portion of your  Account  Value equal to the  inherited  loan amount will be  allocated  to the Loan
Account as collateral for the loan. By reflecting the inherited  loan amount in the Account Value,  the sum of the Specified  Amount
and the Account Value  initially will be more under Death Benefit Option II than it would be without the loan.  Also,  there will be a corresponding  increase in the Minimum  Required Death Benefit.  In addition,  for purposes of determining the Guaranteed  Minimum
Death  Benefit,  we will deem the "Premium" to be the amounts paid plus the loan amount as of the Policy Date.  All charges that are calculated  as a  percentage  of your  Account  Value will  increase  because the Account  Value will reflect the amount of the loan allocated to the Loan Account.  Loans  established as part of a 1035 exchange will be treated as "preferred"  loans (See "Loans" for a complete description.)

Withdrawals  of  amounts  to pay  loans  transferred  to an  Exchange  Policy  from  any  prior  policy  may  have  adverse  taxable consequences.  You should  consult  your tax  advisor  before  purchasing  an  Exchange  Policy  with the  intention  to make such a withdrawal or before requesting such a withdrawal.

PARTIAL WITHDRAWALS AND SURRENDERS

When can I make a partial  withdrawal?  The Policy has a limited  amount of liquidity  during the first ten (10) years.  During that period,  you can only make  withdrawals  under certain  medically-related  circumstances  or from Premium  amounts made in excess of certain  limits.  You may not make a partial  withdrawal of less than $1,000 and the Cash Value  subsequent to a partial  withdrawal must be at least  $1,000.  We allow  partial  withdrawals  while  the  Insured  is alive up to a maximum  of 90% of the Cash  Value, subject to the following limitations in the first ten (10) Policy years:

We only permit a partial withdrawal if:
1.    such a withdrawal meets the requirements  for a  medically-related  waiver,  as described in the section  "Medically-  Related
      Waiver"; or
2.    the  withdrawal  is of amounts  that  cumulatively  do not exceed the total of any Exempt  Premiums  less the Exempt  Premiums previously withdrawn.

When can I surrender my Policy?  You can  surrender  your Policy after the end of the right to cancel  period as long as the Insured is alive.  If you surrender your Policy, we will pay you the Policy's Cash Value.  A contingent deferred sales charge may apply.

What  happens to the Account  Value if I take a partial  withdrawal?  When you take a partial  withdrawal,  we reduce  your  Account
Value by an amount  equal to the amount of the  partial  withdrawal.  Unless you give us  different  instructions,  we take  Account
Value  from the  variable  investment  options  and the  Fixed  Allocations  in the same  proportion  as your  Account  Value in the investment  options on the Valuation Date we take such Account Value. If you have multiple Fixed  Allocations,  amounts are taken on a "last in, first out" basis.  Any Account Value in the Loan Account is not available for a partial withdrawal.

Is there a charge for a partial withdrawal?   We charge a $25.00 transaction fee on any partial withdrawal.

Does a partial  withdrawal  affect the Death Benefit?  A partial  withdrawal will have an immediate  impact on the Death Benefit.  A partial  withdrawal  always reduces the Minimum  Required Death Benefit,  because the Minimum Required Death Benefit is based on the
Account Value. A partial  withdrawal  also results in a reduction to the  Guaranteed  Minimum Death Benefit.  If you are using Death
Benefit  Option I, III or IV, the Basic  Death  Benefit is  reduced  by the  lesser  of: (1) the amount of the  partial  withdrawal, including the amount of the transaction fee; or (2) the extent required such that,  immediately after such reduction,  the Specified
Amount equals the higher of the recalculated  Minimum Required Death Benefit and the recalculated  Guaranteed Minimum Death Benefit.
If you are using Death Benefit Option II, the Specified Amount is not reduced by a partial  withdrawal,  but the basic Death Benefit is reduced by the partial withdrawal plus the partial withdrawal transaction fee.

If a partial  withdrawal  occurs on or after Age 100, it reduces  the Death  Benefit by the exact  amount of the partial  withdrawal plus the partial withdrawal transaction fee, because on or after that Age the Death Benefit equals the Account Value.

MEDICALLY-RELATED WAIVER

What is a  medically-related  waiver?  A  medically-related  waiver is a waiver of the  contingent  deferred sales charge that would otherwise  apply to a surrender.  A  medically-related  waiver also is the only context in which we permit a partial  withdrawal  in the first ten Policy  Years of amounts  other than  Exempt  Premium.  No  contingent  deferred  sales  charge or partial  withdrawal transaction  fee  applies  to such a partial  withdrawal.  A  medically-related  waiver is  available  by rider to the Policy and is currently at no charge to you.

How do I qualify for a medically-related  waiver? We will waive the contingent  deferred sales charge,  where allowed by law, if you provide  us with  proof  satisfactory  to us In  Writing  that the  Insured  (the last  surviving  Insured if there is more than one
Insured) has  continuously  been  confined to a long term care  facility,  such as a nursing  home or a hospital,  as defined in the rider,  for at least a specified  amount of time, and that such  confinement  started after the Issue Date.  Other  requirements may apply.

Are  there any  restrictions  on  medically-related  waivers?  We will only  allow the  medically-related  waiver on  amounts  up to
$500,000.  The $500,000  maximum will apply  regardless of when taken,  on any life insurance  policy or annuity  contract issued by
American  Skandia  where the  Insured  under this  Policy is named as the  Insured,  Owner or  Annuitant  under the other  policy or contract.  However,  once we have approved a  medically-related  waiver,  should you choose to only take a partial  withdrawal,  the waiver will apply to any subsequent  withdrawals or surrender,  subject to the $500,000  cumulative  limit.  NOTE:  Where allowed by law, Policies issued to an Insured(s) in a substandard risk class may not be eligible for a medically-related waiver.

What  happens to the  remaining  benefits  if American  Skandia  makes such a payment in  connection  with a partial  withdrawal?  A partial  withdrawal  during  the first ten Policy  Years for which we grant a  medically-related  waiver has the same  impact on the remaining  benefits that results from any other partial  withdrawal.  You should  consult a tax advisor on the tax  consequences  of such a payment.

WHO IS AMERICAN SKANDIA?

American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc.  ("ASI").  American Skandia markets its products to broker-dealers  and financial  planners through an internal field marketing staff. In addition,  American Skandia markets through and in conjunction  with financial  institutions  such as banks that are permitted directly, or through affiliates, to sell annuities.

American  Skandia is in the  business  of issuing  annuity  and life  insurance  products.  American  Skandia  currently  offers the following  products:  (a) flexible premium deferred  annuities and single premium fixed deferred  annuities that are registered with the SEC; (b) certain other fixed  deferred  annuities that are not  registered  with the SEC; (c) both fixed and variable  immediate adjustable annuities; and (d) a single premium variable life insurance policy that is registered with the SEC.

On December 20, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden ("Skandia"),  and on that date, the ultimate parent company of American Skandia,  announced that it and Skandia U.S. Inc. had entered into a  definitive  Stock  Purchase  Agreement  with  Prudential  Financial,  Inc.,  a New Jersey  corporation  ("Prudential
Financial").  Under the terms of the Stock  Purchase  Agreement,  Prudential  Financial  will acquire  Skandia U.S. Inc., a Delaware corporation,  from Skandia.  Skandia U.S. Inc. is the sole  shareholder  of ASI,  which is the parent  company of American  Skandia.
The transaction is expected to close during the second quarter of 2003.

Prudential  Financial is a New Jersey  insurance  holding  company whose  subsidiary  companies serve  individual and  institutional customers  worldwide and include The Prudential  Insurance  Company of America,  one of the largest life insurance  companies in the
U.S. These companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds, annuities,  pension and retirement related services and administration,  asset management,  securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company  other than  American  Skandia has any legal  responsibility  to pay amounts  that it owes under its annuity and variable life  insurance  contracts.  However,  following the closing of the  acquisition,  Prudential  Financial  will exercise  significant influence over the operations and capital structure of American Skandia.

 SEPARATE ACCOUNT F

The  benefits  provided by the Policy are our  obligations.  The assets  supporting  our  obligations  equaling  the  Account  Value allocated  to the  variable  investment  options are held in our Separate  Account F. We maintain  assets in our general  account to support our  obligations:  (1) equal to the Account Value allocated to the fixed option;  (2) equal to the Account Value in the Loan
Account; (3) for any settlement option; and (4) for any other obligation we may have in relation to a Policy.

The  Separate  Account  was  established  under the laws of the State of  Connecticut.  Assets in the  Separate  Account may support obligations  created in relation to the Policies  described in this  Prospectus or other  policies we offer.  We are the legal owner of the assets in the Separate Account.  Income, gains and losses,  whether or not realized,  are credited or charged to the Separate
Account  according to the terms of the  Policies and any other  policies  supported  by the assets in the Separate  Account  without regard to our  other  income,  gains or losses or to the  income,  gains or losses in any other of our  separate  accounts.  We will maintain  assets in the Separate  Account with a total  market  value at least equal to the reserves and other  liabilities  we must maintain in relation to the life  insurance  policies  supported by such assets.  These assets may only be charged with  liabilities that arise from such life insurance policies.

Separate Account F is registered with the U.S.  Securities and Exchange  Commission (the "SEC") under the Investment  Company Act of
1940 as a unit  investment  trust,  which is a type of investment  company.  This does not involve any supervision by the SEC of the investment  policies,  management  or practices  of the Separate  Account or of us. The Separate  Account  meets the  definition  of
"separate account" under the federal securities law.

The only  Sub-accounts  available to you are those  offered in this  Prospectus.  These  Sub-accounts  are  available as  investment options for other  policies we offer.  Sub-accounts  are permitted to invest in Portfolios we consider  suitable.  The Portfolios in which the  Sub-accounts  invest are available to  Sub-accounts of other separate  accounts,  including  separate  accounts we use in relation to a number of variable  annuities.  Separate  accounts of other  insurers and of various  qualified  retirement  plans may also invest in the Portfolios.

We reserve the right to combine Separate Account F or a portion thereof with other separate  accounts;  deregister  Separate Account
F under the Investment  Company Act of 1940;  operate  Separate  Account F as a management  investment  company under the Investment
Company Act of 1940 or in any other form  permitted by law; make changes  required by any change in the  Securities Act of 1933, the
Securities  Exchange Act of 1934 or the Investment  Company Act of 1940;  make changes that are necessary to maintain the tax status of your Policy under the Code;  and make changes  required by any change in other Federal or state laws  relating to life  insurance policies in general or variable life insurance policies in particular.

We also  reserve the right to make  changes to the  Sub-accounts  available  under the Policy as we  determine  appropriate.  We may offer new Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts at our sole discretion.  We may also close  Sub-accounts for  Policies  purchased  on or after  specified  dates.  We may also  substitute  an  underlying  mutual  fund or  portfolio  of an underlying mutual fund for another  underlying mutual fund or portfolio of an underlying mutual fund,  subject to our receipt of any exemptive  relief that we are required to obtain under the  Investment  Company Act. We will notify Owners of changes we make to the
Sub-accounts available under the Policy.

Values and benefits based on allocations  to the  Sub-accounts  will vary with the  investment  performance  of the  Portfolios,  as applicable.  We do not guarantee the investment  results of any  Sub-account.  Your Account Value allocated to the  Sub-accounts may increase or  decrease.  You bear the entire  investment  risk.  There is no  assurance  that the  Account  Value of your Policy will equal or be greater than the total of the Premium you submit to us.

THE PORTFOLIOS

Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

VOTING RIGHTS

You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations, in the Loan Account or in relation to fixed payments under a settlement option.

We will vote shares of the  Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners,  unless we, in our sole discretion,  determine  that we are required by law or regulation to vote  otherwise.  Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each  Sub-account  from various  classes that may invest in the same  underlying  mutual fund portfolio.

The number of votes for a Portfolio  will be determined as of the record date for such  Portfolio as chosen by its board of trustees or board of  directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent accountant;  (c) approval of changes to the investment advisory agreement or adoption of a new investment  advisory agreement;  (d) any change in the fundamental  investment policy; and (e) any other matter requiring a vote of the shareholders.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the  applicable  Portfolio  will  instruct  us how to vote on the  matter,  pursuant  to the  requirements  of Rule 18f-2  under the
Investment Company Act of 1940.

American  Skandia  Trust (the  "Trust") has obtained an  exemption  from the  Securities  and Exchange  Commission  that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder approval of the changes.  This exemption (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain  information  to  shareholders following  these types of changes.  Other  underlying  mutual funds available as variable  investment  options under this Policy are seeking or may have obtained similar exemptions from the Securities and Exchange Commission.

RESOLVING MATERIAL CONFLICTS

The Portfolios may be available to registered  separate  accounts  offering  either or both life and annuity  contracts of insurance companies  not  affiliated  with us. We also may offer life  insurance  policies  and/or  annuity  contracts  that  offer  different variable  investment  options from those offered  under this Policy,  but which invest in the same  Portfolios.  It is possible that differences  might  arise  between  our  Separate  Account F and one or more  accounts of other  insurance  companies  which offer a
Portfolio as a Sub-account.  It is also possible that  differences  might arise between a Sub-account  offered under this Policy and variable  investment  options  offered under  different  life insurance  policies or annuities we offer,  even though such different variable  investment  options invest in the same Portfolio.  In some cases, it is possible that the differences  could be considered
"material  conflicts."  Such a  "material  conflict"  could also arise due to  changes  in the law (such as state  insurance  law or
Federal tax law) which affect either these  different life and annuity  separate  accounts or differing life insurance  policies and annuities.  It could also arise by reason of  differences  in voting  instructions  of persons with voting rights under our policies and/or  annuities  and those of other  companies,  persons  with voting  rights  under  annuities  and those with rights  under life policies,  or persons  with voting  rights  under one of our life  policies  or  annuities  with those under other life  policies or annuities  we offer.  It could  also arise for other  reasons.  We will  monitor  events so we can  identify  how to respond to such conflicts.  If such a conflict  occurs,  we will take the  necessary  action to protect  persons  with voting  rights under our life policies or annuities  vis-a-vis those with rights under life policies or annuities  offered by other insurance  companies.  We will also take the necessary  action to treat  equitably  persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

SERVICE FEES PAYABLE TO AMERICAN SKANDIA

American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Policy.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost  savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

DISTRIBUTION OF THIS OFFERING

American  Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., acts as the principal underwriter of the Policies.  ASM was  incorporated  under the laws of the State of Delaware on September 8, 1987.  ASM's  principal business address is One Corporate  Drive,  Shelton,  Connecticut  06484. ASM acts as the distributor of a number of annuity and life insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor Funds,  Inc., a family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with  purchases and sales of securities  held by  portfolios  of American  Skandia Trust which are offered as underlying  investment options  under  the  Policy.  ASM is a  broker-dealer  registered  with the SEC  under  the 1934  Act and a member  of the  National
Association of Securities Dealers, Inc. ("NASD").

ASM will enter into  distribution  agreements with certain  broker-dealers  registered under the Securities and Exchange Act of 1934 or with  entities  which may  otherwise  offer the  Policies  that are exempt from such  registration.  In  addition,  ASM may offer
Policies  directly to potential  purchasers.  Generally,  the maximum  initial  commission  to be paid on premiums  received is 10%.
However,  we may pay higher amounts under certain situations.  In addition,  a portion of compensation may be paid from time to time based on all or a  portion  of  either  the  Account  Value  or the Cash  Value.  We  reserve  the  right to base  commissions  from time-to-time  on the investment  options  chosen by Owners,  including  investment  options that may be deemed our  "affiliates"  or
"affiliates" of ASM under the Investment Company Act of 1940.

We may pay an on-going  service fee in relation to  providing  certain  statistical  information  upon  request by Owners  about the investment  options and the  Portfolios.  We may make the fee payable to the service  providers based on either the Account Value or
Cash Value of Policies.  Under most  circumstances,  we will engage the  broker-dealer  of record for your Policy,  or the entity of record if such entity could offer Policies without  registration as a broker-dealer  (i.e.  certain banks),  to be your resource for the  statistical  information,  and to be  available  upon your request to both  provide and explain  such  information  to you. The broker-dealer  of record or the entity of record is the firm which sold you the Policy,  unless later  changed.  Some portion of the fee we pay for this service may be payable to your representative.

We may structure  on-going sales  compensation and the on-going service fees such that no fee is payable based on the value in Fixed
Allocations.  If that were to occur, it is possible that your  representative  may receive  on-going service fee  compensation,  but only in relation to value maintained in variable investment options.

From time to time,  as  permitted  by law, we may promote the sale of our products  such as the  Policies  offered  pursuant to this
Prospectus through programs of non-cash rewards to registered  representatives of participating  broker-dealers.  We may withdraw or alter such promotions at any time.

To the extent permitted,  we may advertise  certain  information  regarding the performance of the investment  options that does not take into  consideration the effect of the deductions for taxes, the cost of insurance  charges,  the sales charge or the contingent deferred sales charge.  This  performance  information may help you review the  performance of the investment  options and provide a basis for comparison  between the Policy's  investment  options.  This information may be less useful when comparing the performance of the investment  options with the performance of investment  options provided in other variable life policies because each plan of life insurance will have its own applicable  charges.  This information is even less useful in comparing  performance to that of any savings or investment vehicle, rather than variable life insurance.

Performance  information on the Sub-accounts is based on past performance  only and is no indication of future  performance.  Actual performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the  maturities of the  investments  held by the
Portfolios and upon prevailing  market  conditions and the response of the Portfolios to such  conditions.  Actual  performance will also depend on changes in the expenses of the  Portfolios.  Such changes are reflected,  in turn, in the  Sub-accounts  which invest in such  Portfolios.  In addition,  the charges  deducted from your Account Value and those assessed  against each  Sub-account will affect performance.

Certain of the Portfolios  existed prior to the inception of the  Sub-accounts  available under the Policy.  To the extent permitted by applicable law,  performance  quoted in advertising  regarding such Sub-accounts may indicate periods during which the Portfolios have been in existence but prior to the inception of the  Sub-account(s)  or the initial offering of the Policies.  Such performance is considered  hypothetical  historical  performance  because the  Sub-accounts  did not exist during the period the performance was achieved.  Such  hypothetical  historical  performance is calculated using the same assumptions  employed in calculating  historical performance  since inception of the  Sub-accounts.  Any such  historical  performance  will be based on  assumptions.  These include assumptions  regarding:  (a) the Age, tobacco usage class, risk class and gender, where applicable,  of an Insured or Insureds;  (b)
the life  insurance test elected to qualify as life insurance  under the Code;  (c) the amount and timing of Premium  payments,  the
Specified  Amount,  the Death  Benefit  Option and the Policy Date;  and (d)  assumptions  about a lack of  transfers,  loans,  loan repayments  and  withdrawals  as well as no changes to the  Specified  Amount and Death  Benefit  Option during the period for which performance is quoted.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating our ability to meet our obligations in relation to Fixed  Allocations,  pay Death Proceeds, make  payments  under any  settlement  options or  administer  Policies.  Such  rankings and ratings do not reflect or relate to the performance of Separate Account F or the underlying Portfolios.

                                                         TAX CONSIDERATIONS

The  following is a brief  summary of certain  Federal tax laws as they are  currently  interpreted.  No one can be certain that the laws or  interpretations  will remain  unchanged or that  agencies or courts will always agree as to how the tax law or  regulations are to be  interpreted.  This discussion is not intended as tax advice.  You may wish to consult a professional  tax advisor for tax advice as to your particular situation.

What are the taxes  associated  with the Policy?  The  following are some brief summary  answers to questions  about Federal  income taxes.  Federal  and state tax  laws,  as well as the  interpretations  of those  laws,  change.  In  addition,  we do not know your particular  circumstances,  which  is one of a  number  of  reasons  why we  cannot  give  you tax  advice.  You  should  consult  a professional tax advisor for tax advice for your particular situation.

Will my Beneficiary pay taxes on the Death Proceeds?  Under most  circumstances,  the Beneficiary does not pay any income tax on the
Death Proceeds.

Is gain in the Policy taxed every year?  Generally,  any gain in the Policy is not taxed currently.  However,  the treatment of gain when a MEC is assigned is discussed below.

How are  amounts  that I receive  before the  Insured's  death  taxed?  If your  Policy is not being  treated as a MEC,  amounts you receive as a partial  withdrawal  or if you surrender the Policy are deemed for income tax purposes to come first from your basis in the Policy.  That means you may withdraw your basis before you are  considered to have  withdrawn  any gain.  Any gain  withdrawn is
taxed as ordinary income.   Under most circumstances, taking a loan does not result in any income tax consequences.

Under what  circumstances  might the  Policy or any  amounts  taken out be treated  differently  for  income tax  purposes?  The tax treatment of any life insurance  policy and any  distribution  while the Insured is alive will be different if the policy is deemed:
(1) not to qualify as life  insurance  under the Code;  or (2) to be a MEC.  The Code  defines  life  insurance  in such a way as to limit  the  amount  of money  that can be put into a life  insurance  policy  and  receive  the tax  preferences  provided  for life insurance.  We expect to administer  the Policies  such that the death  benefits  will always  receive the  treatment  accorded life insurance  death  benefits  under the Code.  However,  the Code has a second,  more  restrictive  limit as to how much  money may be contributed  if the taxpayer is to receive all the tax benefits for life insurance  policies under the Code,  such as tax-free loans and  "first-in/first-out"  treatment of distributions.  If the amount contributed  violates this second, more restrictive limit, the
Policy will be treated as a MEC and will not receive many of the tax  preferences  of life  insurance  policies.  This second limit, sometimes  known as the "7-pay test",  is defined as paying more during the first seven years of a policy than the amount that would be paid if the policy  provided  for paid up future  benefits  after seven level annual  premiums.  Any changes to a Policy which is considered,  for tax purposes,  to be a "material  change,"  including,  but not limited to, a reduction in the Death Benefit at any time as may  occur  after a  partial  surrender,  or a change in the  Specified  Amount,  require  us to test the  Policy  again for compliance with the 7-pay test based on the changes to the Policy.

How is a "MEC" treated  differently from other life insurance  policies?  Some of the key ways in which a MEC is treated differently from other life insurance  policies are: (a) amounts you receive as a partial  withdrawal,  loan, or if you surrender the Policy are deemed for income tax purposes to come first from any gain at the time of the  transaction  ("last  in/first  out"  treatment);  (b)
distributions  of gain before the taxpayer's age 59 1/2are subject to a 10% penalty unless an exception  applies;  and (c) assignments or pledges as collateral  for a loan are deemed a  distribution.  Gain  subsequent to an assignment or pledge will be reported as if it is distributed each year.  However, death benefits paid from a MEC are treated the same as from other life insurance policies.

Our Taxation:  We are taxed as a life insurance company under Part I, subchapter L, of the Code.

Treatment  as "life  insurance":  The Policy was  designed to qualify as a life  insurance  contract  under the Code.  All terms and provisions  of the Policy  shall be  construed  in a manner  which is  consistent  with that  design.  In order to qualify as a life insurance  contract for federal income tax purposes and to receive the tax treatment  normally accorded life insurance under federal tax law, a policy must  satisfy  certain  requirements  established  by the Code.  We believe the Policy  satisfies  the  applicable requirements.  If we  determine  that a Policy does not satisfy  the  applicable  requirements,  we may take  appropriate  action to conform the Policy to the  applicable  requirements  which could  include the return of a portion of your  premium and the  earnings thereon and the imposition of higher cost of insurance  charges in the future.  This action may require  making  certain  changes to your Policy.  We will notify you before making any such changes.

As life  insurance,  under most  circumstances,  the  Beneficiary  does not pay any Federal income tax on the Death  Proceeds.  As a non-MEC,  under  most  circumstances:  (a) any gain in the  Policy is not taxed  currently;  and (b) any  amounts  you  receive as a partial  withdrawal  or if you  surrender the Policy are deemed for income tax purposes to come first from your basis in the Policy, with any gain withdrawn  taxed as ordinary  income;  and (c) if you assign or pledge any portion of the Policy,  the  transaction is not treated as a distribution subject to taxation.

Treatment  as a "modified  endowment  contract":  The tax  treatment of the Policy and any  distribution  while the Insured is alive will be  different  if the Policy is deemed to be a MEC.  Some of the key ways in which a MEC is treated  differently  from  non-MEC life insurance  Policies are: (a) amounts you receive as a partial  withdrawal,  loan, or if you surrender the Policy are deemed for income tax  purposes to come first from any gain at the time of the  transaction;  (b)  distributions  of gain  before the  taxpayer attains age 59 1/2are subject to a 10% penalty unless an exception  applies;  and (c)  assignments or pledges as collateral for a loan are deemed a taxable distribution to the extent of any gain.

Exchanges:  Section 1035 of the Code permits  certain income  tax-free  exchanges of life insurance  policies.  You must comply with various  requirements  for such  exchanges to be treated as tax-free,  which  include,  but are not limited to: (a) the need for the insured to be the same  individual  or  individuals  before and after the  exchange;  (b) the need for the  owner(s)  to be the same before and after the  exchange;  and (c) the need to have the Debt on a Policy as of the date all premium is  received  equal to any outstanding indebtedness on the life insurance exchanged for the Policy.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment under Section 1035 of the Code. In addition,  please be cautioned that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance policy,  particularly as to the subsequent  methods to be used to test for  compliance  under the Code for both the  definition  of life  insurance  and the  definition  of a  modified endowment contract.

Transfers between investment  options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable life  insurance  policy will not be treated as life insurance for tax purposes if persons with ownership  rights have excessive  control over the  investments  underlying  such a policy.  Such guidelines may or may not  address the number of  investment  options or the number of  transfers  between  investment  options  offered.  It is not known whether such guidelines,  if in fact  promulgated,  would have retroactive  effect.  It is also not known what effect,  if any, such guidelines may have on transfers  between the investment  options of the Policy offered  pursuant to this  Prospectus.  We will take any action, including modifications to your Policy or the Sub-accounts, required to comply with such guidelines if promulgated.

Generation  skipping  transfers:  Under the Code certain taxes may be due when all or part of a life insurance policy is transferred to or a death benefit is paid to an individual two or more  generations  younger than the policy holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from tax on all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will deduct from your Policy or from any  applicable  payment  treated as a direct skip any amount of tax we are  required to pay.  You should  consult  with  competent  tax  counsel  for more  information  on  generation  skipping transfers.

Diversification:  Section  817(h)  of the Code  provides  that a  variable  life  insurance  policy,  in order  to  qualify  as life insurance,  must  have an  "adequately  diversified"  segregated  asset  account  (including  investments  in a  mutual  fund by the
segregated  asset  account  of  insurance  companies).   The  Treasury   Department's   regulations  prescribe  the  diversification
requirements  for variable  life  insurance  policy.  We expect the  underlying  mutual fund  portfolios to comply with the terms of these regulations.

Withholding:  Section  3405 of the Code  provides  for Federal  income tax  withholding  on the portion of a  distribution  which is includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend upon the nature of the  distribution.  However, under most  circumstances  a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with us.  A withholding form may be required.

Accelerated  Death  Benefits:  Payments of amounts that  otherwise  would be payable to the  Beneficiary as a result of an Insured's death can qualify for the same tax-free  treatment as death benefits if certain  requirements  are met.  These include  requirements regarding the terminal  illness of the Insured.  We believe  payments under the provisions of the  accelerated  death benefit of the
Policy will meet the requirements of the Code and the regulations in order to qualify as tax-free payments.

Continuing  the Policy Beyond the Implied  Maturity  Date:  We believe that a Policy will  continue to be treated as life  insurance and, if  applicable,  as a MEC, if it remains in force beyond the Policy's  assumed  maturity date.  However,  this tax treatment is not certain,  so you should consult your tax advisor  before taking this step. If the Policy is not treated as life insurance  after such date,  gain in the Policy may no longer be taxed  deferred,  and all or a portion of the Death  Proceeds  may be taxable to the
Beneficiary.

Survivorship  Policies:  The Code does not  directly  address  how certain  features of a policy  paying on the death of a surviving insured  should be  treated.  We  believe  such a policy  should be  treated as other  life  insurance  policies,  but there is some uncertainty  as to whether that is the case. If the surviving  Insured is an Owner,  the Death  Proceeds  payable as a result of the death of the last  surviving  Insured  generally  will be treated as part of the Owner's  estate for purposes of the Federal  estate tax. If the  surviving  Insured was not an Owner,  the  replacement  cost of the Policy would be included in the estate of the Owner upon his or her death and Death  Proceeds  payable as a result of the death of the surviving  Insured are includible in the person's estate if the proceeds  are payable to or for the benefit of that  person's  estate or if the  surviving  Insured held  incidents of ownership in the Policy within three years prior to death.

Substandard Risk Classes:  The Code provides limited guidance on the proper tax treatment of policies issued on a substandard  basis
(i.e.  those in a substandard  risk class).  The Code limits the amount we can charge for mortality  costs and other expenses we use when we calculate  whether your Policy  qualifies as life  insurance  under the Code.  We are required to base our  calculations  on reasonable  mortality  and other  charges  reasonably  expected to be paid.  We believe that the charges used for your Policy should meet the current  requirement  for  "reasonableness."  However,  we reserve the right to make changes to the current and  guaranteed mortality  charges and factors used to determine the Minimum  Required Death Benefit,  if new regulations or guidance is issued that requires a change to ensure that your Policy  qualifies  as life  insurance  under the Code.  This could  result in a change in your
Death  Benefit  and/or  the return of a portion  of your  premiums  and the  earnings  thereon.  We will  continue  to monitor  this situation.

Other Taxes:  Amounts  received or deemed  received  from a Policy that may be subject to Federal  income tax also may be subject to state income  taxes.  The fair market value of a Policy or the Death  Proceeds may be included  under  certain  circumstances  in an estate for purposes of state  inheritance  taxes or Federal  estate taxes.  Federal estate and gift taxes are integrated for various purposes.  An unlimited  marital  deduction may apply for purposes of Federal  estate and gift taxes,  which would allow deferral of taxes until the death of the surviving spouse.

                                                      MISCELLANEOUS PROVISIONS

MATURITY

We currently do not require that the Cash Value of the Policy be paid out as of any "maturity  date".  There is an assumed  maturity date for purposes of  compliance  with various  state  insurance  requirements  and for purposes of meeting  certain tests under the
Code.  Should we come to believe  that the Cash  Value  must be paid out as of the  assumed  maturity  date in order to comply  with state or Federal  requirements,  then a Policy  will mature as of the Policy  Anniversary  on which the Insured is Age 100. If there are two Insureds,  a Policy  "matures" as of the Policy  Anniversary on which the younger  Insured is Age 100 or would have been Age
100 if the younger  Insured is then  deceased.  If we must implement a maturity date, we will pay out the Cash Value once the Policy matures.  The Policy will then end, and we will not have any more  obligations  under the Policy.  Certain rights and benefits under the Policy may be restricted after Age 100.

TRANSFERS, ASSIGNMENTS, PLEDGES

Generally,  your  rights in a Policy may be  transferred,  assigned  or pledged at any time.  These  transactions  may be subject to income taxes and certain  penalty taxes,  depending in part on whether your Policy is treated as a MEC. You may transfer,  assign or pledge your rights to another  person at any time,  prior to the death upon which the Death  Benefit is payable.  You must request a transfer or provide us a copy of the  assignment  In Writing.  A transfer or assignment  is subject to our  acceptance.  We will not be  deemed  to  know  of or be  obligated  under  any  assignment  prior  to our  receipt  and  acceptance  thereof.  We  assume  no responsibility for the validity or sufficiency of any assignment.

INCONTESTABILITY

We may not contest the validity of a Policy after it has been in effect during the  Insured's  lifetime for two years from the Issue
Date.  If there are two  Insureds,  this  applies to the  lifetime of either  Insured.  If the Policy is  reinstated,  to the extent permitted  by law,  we may not  contest  the  validity  of a Policy  after it has been in effect  for two years from the date of the reinstatement.

SUICIDE

If an Insured  commits  suicide within two years of the Policy Date (or whatever  maximum period is permitted under law) or the date of a reinstatement  if allowed by law, the Death Benefit will be the greater of: (a) Premium paid less any outstanding  Debt and any partial withdrawals; or (b) the Cash Value.  All other requirements as to calculation and payment of Death Proceeds will apply.

MISSTATEMENT

We will adjust the amount of the Death  Proceeds to conform to the facts if the age or gender of an Insured is  incorrectly  stated.
We will do so as specified in the Policy and as permitted by law.

BACKDATING

We do not currently permit backdating the Policy Date to a date earlier than the Issue Date.  However, we reserve the right to permit backdating in the future.

PRICING TRANSACTIONS

We "price"  charges,  transfers,  distributions  and payments on the date indicated  below.  If such  transactions  are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period:

|X|   "Scheduled"  transactions such as monthly  deductions,  transfers and  distributions  are "priced"  according to the next Unit
              Price computed after the date such  transactions are scheduled to occur.  However,  if a transaction is "scheduled" to occur on a day other than a Valuation  Day, such  transaction  will be processed and priced on the next  Valuation Day following the scheduled  transaction.  "Scheduled"  transactions include, but are not limited to, all charges deducted on a Monthly Processing Date,  equalization of Debt and the Account Value in the Loan Account on a Policy Anniversary,
              transfers  under a dollar cost averaging  program or transfers  previously  scheduled with us at our Office as part of any rebalancing,  asset allocation or similar program,  or any program of scheduled  distributions.  However, we price scheduled  periodic  payments which you authorize to be transferred from an account at another  financial  institution
              for  additional  Premiums  or  loan  repayments  as  "unscheduled"   transactions,   because  we  cannot  control  the
              administrative processing of the other financial institution.

|X|   "Unscheduled"  transactions  such as transfers,  loans or partial  withdrawals  that are not subject to the  medically-related waiver  provision  are  "priced"  according  to the next Unit Price  computed  after we receive  the  request for such transactions at our Office.  "Unscheduled"  transfers  include any transfers  processed in conjunction with any market timing  program,  or transfers not  previously  scheduled  with us at our Office  pursuant to any  rebalancing,  asset allocation  or  similar  program  which you employ or you  authorize  to be  employed  on your  behalf.  "Unscheduled"
              transfers received pursuant to an authorization to accept transfer  instructions using voice or data transmission over the phone are priced as of the Valuation Period we receive the request at our Office for such  transactions.  We price unscheduled  payments  sent to us as of the date we receive  such  amounts at our  Office.  These  include  additional
              Premiums, loan repayments, and payments to keep a Policy in effect during a grace period or a reinstatement payment.

|X|   We price surrenders,  withdrawals subject to the  medically-related  waiver provision,  accelerated death benefit payments and payment of Death Proceeds as of the date we receive at our Office all materials we require for such  transactions  and such materials are satisfactory to us.

DELAYING TRANSACTIONS

We may defer any distribution or transfer from a Fixed  Allocation or any payment under a fixed  settlement  option for a period not to exceed the lesser of six (6) months or the  period  permitted  by law.  If we defer a  distribution  or  transfer  from any Fixed
Allocation  or any payment under a settlement  option for more than thirty days,  or less where  required by law, we pay interest at the minimum  rate  required  by law but not less than 3% per year on the amount  deferred.  We may defer  payment of proceeds of any distribution  from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed seven (7) calendar days from the date the  transaction is effected.  This is a delay in payment only, and is not a delay in the pricing of any such  distribution  or transfer.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

All procedures,  including  distributions,  based on the valuation of the Sub-accounts  may be postponed during the period:  (1) the
New York Stock  Exchange  is closed  (other  than  customary  holidays  or  weekends)  or trading on the New York Stock  Exchange is restricted as determined by the SEC; (2) the SEC permits  postponement  and so orders;  or (3) the SEC determines  that an emergency exists making valuation or disposal of securities not reasonably practical.

REPORTS

We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your consent, to provide any prospectus,  prospectus supplements,  confirmations,  statements and reports required by applicable law or  regulation  to you through our Internet  Website at  http://www.americanskandia.com  or any other  electronic  means,  including diskettes or CD ROMs.  We send a  confirmation  statement to you each time an  unscheduled  transaction  is made  affecting  Account
Value. Such transactions will generally include changes in investment  allocation or transfers among investment  options,  loans and loan repayments,  partial  surrenders or withdrawals,  and any charges associated with such unscheduled  transactions.  We also send quarterly  statements  detailing  the  activity  affecting  your  Policy  during the prior  quarter,  including  all  scheduled  and unscheduled  transactions.  To the extent  permitted  by law,  some types of  scheduled  transactions  will only be  confirmed  on a quarterly basis.  Such transactions will generally  include those  pre-authorized  charges deducted on the Monthly  Processing Date.
You may request additional reports.  We reserve the right to charge up to $50 for each such additional report.

You should review the information in these  statements  carefully.  Any errors or corrections on  transactions  for your Policy must be  reported  to us at our  Office as soon as  possible  to assure  proper  crediting  to your  Policy.  For  transactions  that are confirmed  immediately,  we assume all  transactions  are accurate  unless you notify us otherwise  within 30 days from the date you receive  the  confirmation.  For  transactions  that  are  first  or only  confirmed  on the  quarterly  statement,  we  assume  all transactions  are accurate unless you notify us within 30 days from the date you receive the quarterly  statement.  We may also send an annual report and a semi-annual report containing  applicable  financial  statements for the Separate Account and the Portfolios, as of December 31 and June 30,  respectively,  to you or, with your prior  consent,  make such  documents  available  electronically through our Internet Website or other electronic means.

ENTIRE CONTRACT

For any Policy  issued,  the entire  contract  between you and us includes  the Policy  form and any of the  following  which may be attached  to the  Policy:  riders  or  endorsements,  the copy of any  Application  and  endorsements.  All  statements  made in any
Application  are deemed to be  representations  and not  warranties.  No statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our  President,  one of our Vice  Presidents  or our Secretary  may change or waive any  provisions of a Policy.  Any change or waiver must be In Writing.  To the extent  permitted by law, we are not bound by any promises or  representations  made by or to any other person.

LEGAL MATTERS

Counsel for American Skandia Life Assurance Corporation has passed on the legal matters relating to the offering of these Policies.

LEGAL PROCEEDINGS

As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary  course of  business,  and know of no material  claims.  American  Skandia and its  affiliates  are involved in pending and threatened  legal  proceedings  in the normal course of its business,  however,  we do not  anticipate  that the outcome of any such legal  proceedings  will have a  material  adverse  affect on the  Separate  Account,  or  American  Skandia's  ability  to meet its obligations under the Policy, or on the distribution of the Policy.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period  ended  December  31,  2002,  and the  financial  statements  of American  Skandia  Life  Assurance
Corporation  Separate  Account F at  December  31,  2002 and for each of the three  years in the period  ended  December  31,  2002, appearing in this Prospectus and Registration  Statement have been audited by Ernst & Young LLP, independent  auditors, as set forth in their reports thereon appearing  elsewhere in this registration  statement,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

ILLUSTRATIONS

It is impossible to illustrate  exactly how a Policy will perform in the future.  However,  you may better  understand  how a Policy works, and may be able to better compare a Policy with other life insurance plans,  using  hypothetical  illustrations  based on the personal  characteristics  of the  Insured(s)  as well as certain  assumptions  about the future.  The Company  will  furnish,  upon request and at no charge,  a personalized  hypothetical  illustrations  based on: (a) the Age(s) of the Insured(s);  (b) the tobacco usage class and expected risk class(es) of the Insured(s);  (c) the gender of the  Insured(s),  where  permitted;  (d) the Specified
Amount you seek;  (e) the test that you elect to qualify your Policy as life  insurance;  (f) which Death Benefit Option (I, II, III or IV) is to apply;  and (g) the amount and timing of Premiums you intend to pay.  Where  applicable,  the Company will also furnish upon request an illustration for a Policy that is not affected by the sex of the Insured.

HOW TO CONTACT US

You can contact us by:
|X|   calling 1-888-554-3348.
|X|   writing to us via  regular  mail at  American  Skandia - Variable  Life  Insurance,  P.O.  Box 7040,  Bridgeport,  Connecticut
         06601-7040 or for express mail American  Skandia - Variable Life  Insurance,  One  Corporate  Drive,  Shelton,  Connecticut
         06484.  NOTE:  Failure to send mail to the  proper  address  may result in a delay in our  receiving  and  processing  your request.
|X|   sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com.

We may  require  that you  provide  us with  proper  identification  before  we  release  information  about  your  Policy or accept instructions  received over the phone, the Internet or via any other  electronic  means. We may require that you provide your Social
Security or tax  identification  number.  We also may require you to present the personal  identification  number ("PIN") we provide you after we issue a Policy.  To the extent  permitted  by law or  regulation,  neither we nor any person  authorized  by us will be responsible  for any claim,  loss,  liability or expense in connection  with a transaction,  including but not limited to a transfer between  investment  options,  over the phone, the Internet or via any other electronic means.  However,  this will only be the case if we or such  authorized  person acted:  (a) in good faith  reliance that you  authorized  the  transaction;  and (b) on reasonable procedures to identify you or your designee  through a number of  verification  methods.  These methods may include  recording phone conversations,  requesting Social Security or tax identification  numbers,  PINs, confirming  electronic mail addresses,  or similar means.  We may be liable for losses due to unauthorized or fraudulent instructions should we not follow such reasonable procedures.

We may  require  that you submit  forms In Writing for certain  transactions.  We require the written  consent of all Owners for any transaction for which we require the Owner's written consent.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Policy  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other  form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

                                APPENDIX A - HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT

The following are  hypothetical  illustrations  of the impact of payments  made to the Insured under the  accelerated  death benefit provision of the Policy.  The first  hypothetical  illustration  assumes the Insured is a female,  age 45 as of the Policy Date. The second  hypothetical  illustration  assumes the Insured is a male,  age 65 as of the Policy Date.  The following  other  assumptions apply to both hypothetical illustrations:

1.    Premiums of $5,000 per year were paid as of the first day of each  Policy  Year,  and the premium tax charged on each  Premium was 1.75%.  DAC tax also was charged in relation to each Premium.

         2.       Each Policy was issued in the no tobacco usage class and preferred risk class.  Cost of insurance  rates differ by gender and there is no change to the current cost of insurance rates during the period covered by the example.

         3.       The Death Benefit Option in effect throughout the life of the Policy is Option I.

         4.       The Specified Amount is $100,000 and has remained constant since the Policy Date.

         5.       The provision is exercised as of the day preceding the 10th Policy Anniversary.

         6.       The  investment  options in which Account Value was allocated have grown on a constant basis since the Policy Date at an annualized rate of 8% per year.

         7.       There have been no loans or loan repayments and no amounts have been withdrawn.

         8.       50% of the maximum available amount is taken pursuant to the accelerated death benefit provision.

9.    The 12-month interest rate discount used in the calculation of the benefit assumes interest at 6% per year, compounded yearly.

                                                                  ------------------------- -------------------------
                                                                       Female Age 45              Male Age 65
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value Before the Accelerated Death Benefit is            $62,103                   $54,697
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value Before the Accelerated Death Benefit is Paid          $61,638                   $54,197
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan Before the                   $55,474                   $48,777
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount Before the Accelerated Death Benefit            $100,000                  $100,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit Before the Accelerated            $155,517                  $74,430
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit Before the                      $59,267                   $52,795
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit Before the Accelerated Death Benefit is            $155,517                  $100,000
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available as the Accelerated Death                $77,759                   $50,000
         Benefit
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount of Accelerated Death Benefit                              $38,879                   $25,000
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount Paid as the Accelerated  Death Benefit                    $36,679                   $23,585
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value After the Accelerated Death Benefit is             $46,577                   $41,023
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value After the Accelerated Death Benefit is Paid           $46,229                   $40,648
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan After the                    $41,606                   $36,583
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Specified Amount After the Accelerated Death Benefit             $75,000                   $75,000
         is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Minimum Required Death Benefit After the Accelerated             $116,637                  $55,822
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit After the Accelerated           $44,450                   $39,596
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------

                                       APPENDIX B - SALE OF POLICIES TO NEW JERSEY RESIDENTS

------------------------------------------------------------------------------------------------------------------------------------
The State of New Jersey  requires  that  certain  provisions  of the Policy be modified  in  accordance  with state law.  Below is a description of certain policy provisions that are modified when the Policy is sold to New Jersey residents.
------------------------------------------------------------------------------------------------------------------------------------

DEFINITIONS
The definition of Cash Value is the Account Value less any contingent deferred sales charge and less any Debt.

KEEPING THE POLICY IN FORCE
The guaranteed continuation provision described in the Prospectus does not apply.

DEATH BENEFITS
The Death Proceeds will include any monthly amount deducted during the period between the date of death and the date Death
Proceeds become payable to the Beneficiary.

CASH VALUE CREDITS

1.    To qualify for Cash Value Credits based on the Policy's Cash Value,  the Cash Value must equal or exceed the Premiums you have paid as of the Policy Anniversary date you qualify, plus $125,000.

2.    If you surrender your Policy or the Death Benefit  becomes payable and, on the date that we process the surrender or calculate the Death  Proceeds,  your Cash Value  equals or exceeds the Cash Value  Trigger,  we will add a pro rata portion of the amount that would have been payable as a Cash Value Credit based on the portion of the Policy Year that has elapsed.

For example,  assume you have made Premium  payments  equal to $50,000 and your Account Value is $190,000.  Further  assume that you decide to surrender  the Policy in Policy Year 6 when the  Contingent  Deferred  Sales Charge is equal to 4%, that all premiums paid have been  Assessable  Premiums,  and there is no Debt.  The Cash Value of the Policy would be $188,000  ($190,000  minus $2,000 for the Contingent  Deferred Sales Charge).  Since the Cash Value of the Policy is greater than Premium plus $125,000,  the Policy would qualify for a pro rata portion of the Cash Value Credit.  Assuming the Policy was  surrendered  exactly in the middle of Policy Year
6, on  surrender  your Cash Value would be  increased by the pro rata  portion  (1/2) of 0.50%  multiplied  by the Cash Value of the
Policy.

LOANS
The minimum amount you may borrow from the Policy is $500.00.

PARTIAL WITHDRAWALS
The minimum Partial Withdrawal you may make from the Policy is $500.00.

MEDICALLY-RELATED WAIVER
The Medically-Related Waiver provision described in  the Prospectus does not apply.

                                               THIS PAGE IS INTENTIONALLY LEFT BLANK.

WHERE TO OBTAIN ADDITIONAL INFORMATION

A  Statement  of  Additional  Information  is  available  from us without  charge  upon your  request.  The  Statement  of  Addition
Information  contains more  information  about this Policy.  This  Prospectus and Statement of Addition  Information are part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Room, 450 Fifth Street N.W., Washington,  D.C.,  20549-0102.  You may inspect and copy those registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,  as well as documents  incorporated by reference,  may also be obtained by calling the SEC at 202-942-8090 or through the
SEC's  Internet  Website  (http://www.sec.gov)  for  this  registration  statement  as  well  as for  other  registrants  that  file electronically with the SEC.

For a free copy of the Statement of Additional Information, personalized hypothetical illustrations or other inquiries, please contact us at:

AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
P.O. Box 7040
Bridgeport, CT  06601-7040

EXPRESS MAIL:
AMERICAN SKANDIA - VARIABLE LIFE INSURANCE
One Corporate Drive
Shelton, CT  06484

TELEPHONE:
1-888-554-3348

WEBSITE:
www.americanskandia.com
-----------------------

Investment Company Act of 1940 Registration No.:  811-08447

                                                STATEMENT OF ADDITIONAL INFORMATION

The variable  investment options under the Policy are issued by AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION  SEPARATE ACCOUNT F and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment  options are registered under the Securities Act of 1933 and the Investment  Company Act of 1940. The fixed  investment  options  ("Fixed  Allocations")  under the Policy are issued by AMERICAN
SKANDIA LIFE ASSURANCE  CORPORATION.  The assets  supporting the Fixed Allocations are maintained in AMERICAN SKANDIA LIFE ASSURANCE
CORPORATION's general account.

                                                         TABLE OF CONTENTS

ITEM                                                                                                                   PAGE

APPENDIX A -1 : MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED DEATH BENEFITS -CASH
  VALUE ACCUMULATION TEST................................................................................................12
APPENDIX A -2: MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED DEATH BENEFITS - GUIDELINE

APPENDIX F - AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF AMERICAN
  SKANDIA LIFE ASSURANCE CORPORATION.....................................................................................22
APPENDIX G - FINANCIAL STATEMENTS FOR AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F.....................51

------------------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE PROSPECTUS FOR THE
POLICY FOR WHICH IT RELATES.  THE PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS  SEND A WRITTEN  REQUEST  TO  AMERICAN  SKANDIA -  VARIABLE  LIFE  INSURANCE,  P.O.  BOX  7040,  BRIDGEPORT,  CONNECTICUT
06601-7040, OR CALL1-888-554-3348.
------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus: May 1, 2003                                            Date of Statement of Additional Information: May 1, 2003
HORIZON - SAI (05/01/2003)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American Skandia",  "we", "our" or "us") is a stock life insurance company domiciled in  Connecticut  with  licenses in all 50 states,  the  District of Columbia  and Puerto Rico.  American  Skandia is a  wholly-owned subsidiary of American  Skandia,  Inc.  ("ASI").  American  Skandia's  principal  business address is One Corporate Drive,  Shelton,
Connecticut 06484.

On December 20, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden ("Skandia"),  and on that date, the ultimate parent company of American Skandia,  announced that it and Skandia U.S. Inc. had entered into a  definitive  Stock  Purchase  Agreement  with  Prudential  Financial,  Inc.,  a New Jersey  corporation  ("Prudential
Financial").  Under the terms of the Stock  Purchase  Agreement,  Prudential  Financial  will acquire  Skandia U.S. Inc., a Delaware corporation,  from Skandia.  Skandia U.S. Inc. is the sole  shareholder  of ASI,  which is the parent  company of American  Skandia.
The transaction is expected to close during the second quarter of 2003.

Prudential  Financial is a New Jersey  insurance  holding  company whose  subsidiary  companies serve  individual and  institutional customers  worldwide and include The Prudential  Insurance  Company of America,  one of the largest life insurance  companies in the
U.S. These companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds, annuities,  pension and retirement related services and administration,  asset management,  securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company other than American Skandia has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts.  However, following the closing of the acquisition, Prudential Financial will exercise significant influence over the operations and capital structure of American Skandia.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

American  Skandia Life Assurance  Corporation  Separate  Account F, also referred to as "Separate  Account F", was established by us pursuant to Connecticut  law on October 31, 1996.  Separate  Account F also holds assets of other Policies  issued by us with values and benefits that vary according to the investment  performance  of the underlying  mutual funds or portfolios of underlying  mutual funds offered as  Sub-accounts  of Separate  Account F. The  underlying  mutual funds or  portfolios of underlying  mutual funds are referred to as the Portfolios.  Each Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account F is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During  the  accumulation  phase,  we  offer  a  number  of  Sub-accounts.   Certain  Sub-accounts  may  not  be  available  in  all
jurisdictions.  If and when we obtain approval of the applicable  authorities to make such  Sub-accounts  available,  we will notify
Owners of the availability of such Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account F.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the  Policy  described  in the  Prospectus  and this  Statement  of  Additional  Information.  American  Skandia  Life  Assurance
Corporation and American Skandia Investment Services,  Incorporated ("ASISI"),  the investment manager of American Skandia Trust and
American  Skandia  Advisor Funds,  Inc., are also  wholly-owned  subsidiaries  of ASI.  American  Skandia  Information  Services and
Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection  with purchases and sales of securities held by Portfolios of American
Skandia Trust which are offered as Sub-accounts under the Policy.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Policy is offered on a continuous  basis.  ASM enters into  distribution  agreements  with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Policy but are exempt from  registration.  Applications  for the Policy are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed  insurance agents under state insurance law.  In addition, ASM may offer the Policy directly to potential purchasers.

Compensation  is paid to firms on sales of the  Policy  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Generally,  the maximum  initial  commission  to be paid on premiums  received is 10%.  Alternative  compensation  schedules are available that provide a lower initial  commission plus ongoing annual  compensation  based on all or a portion of Account Value.  We may also provide  compensation  to firms for providing ongoing service to you in relation to the Policy.  Commissions and other  compensation  paid in relation to the Policy do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2002: 193,374,436;  2001:  $193,056,109;  2000:
$355,445,427.

Service Fees Payable by Underlying Funds

American  Skandia or our  affiliates  have  entered  into  agreements  with the  investment  adviser or  distributor  of many of the underlying  Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the
Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Policy.  Any fees payable  will be  consistent  with the services  rendered or the  expected  cost  savings  resulting  from the arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

ADDITIONAL INFORMATION ABOUT CHARGES

Sales charge
We deduct the sales charge during the first ten (10) Policy Years.  The charge is assessed  daily and is the  equivalent of 0.40% of your  Account  Value per year.  We deduct  this charge from your  Account  Value on each  Monthly  Processing  Day.  The charge is a percentage of your then current Account Value.

Underwriting
We have established  certain  underwriting  standards to determine the insurability of Policy  applicants.  We require you to submit an  Application to provide  information  that enables us to determine if these  standards  have been met. We may require  additional information,  including,  but not limited to, some of the  proposed  Insured's  medical  records and may also  require the  proposed
Insured to take certain  medical  tests.  We evaluate all of this  information to determine  whether we can issue a Policy.  When we evaluate  whether to issue a Policy,  we will also determine  whether the proposed Insured is in the tobacco usage class and/or must be placed in a substandard  risk class.  If the proposed  Insured meets our standards and we have received a Premium,  we will issue a Policy.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise the  performance of  Sub-accounts  using two types of measures.  These measures are "current and effective  yield", which may be used for money market-type  Sub-accounts (like the AST Money Market Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
The current yield of a money  market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of calculation.  The current yield of such a Sub-account is computed by determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing allocation by an Owner to such a Sub-account (the "Hypothetical  Allocation") having a balance of one Unit at the beginning of the period,  subtracting  a  hypothetical  maintenance  fee, and dividing such net change in the Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base period return,  and  multiplying the result by (365/7).  The resulting  figure will be carried to at least the nearest l00th of one percent.

We compute  effective  compound  yield for a money  market-type  Sub-account  according  to the method  prescribed  by the SEC.  The effective  yield reflects the  reinvestment  of net income earned daily on assets of such a Sub-account.  Net investment  income for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a hypothetical  contract.  The yield is calculated based on the performance of the AST Money Market  Sub-account  during the last seven days of the calendar  year ending prior to the date of the  Prospectus  and the Statement of Additional  Information.  At the beginning of the seven day period, the hypothetical  contract had a balance of one
Unit.  The current and  effective  yields  reflect only the  mortality and expense risk charge and  administration  charge  deducted against the  Sub-account  and do not reflect the impact of those fees and charges  deducted at the Policy  level.  The mortality and expense risk charge and  administration  charge compensate  American Skandia for providing the insurance  benefits under the Policy.
In an extremely  low interest  rate  environment,  money market  yields,  after  deducting the mortality and expense risk charge and administration  charge,  may be negative,  even though the Portfolio's yield (before deducting the mortality and expense risk charge and  administration  charge)  is  positive.  Please  note  that  current  and  effective  yield  information  will  fluctuate.  This information  may not provide a basis for  comparisons  with deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment companies which do not serve as underlying funds for variable life insurance.

                      Sub-account                       Current Yield                     Effective Yield
                   AST Money Market                        -0.37%                             -0.37%

Total Return
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000 allocated to a Sub-account during the most recent one, five and ten year periods (or since the inception  date that the  Portfolio  has been offered as a  Sub-account,  if less).  "Standard  Total
Return" figures assume that the mortality and expense risk charge,  the  administration  fee and maintenance fee (if applicable) are deducted and that the Policy is surrendered at the end of the applicable period,  meaning that any contingent  deferred sales charge that would apply upon surrender is also deducted.  "Non-standard  Total Return" figures include any performance  figures that do not meet the SEC's rules for Standard  Total  Returns.  Non-standard  Total Returns are  calculated  in the same manner as  standardized returns  except that the figures may not reflect all fees and  charges.  In  particular,  they may assume no surrender at the end of the applicable period so that the contingent  deferred sales charge does not apply.  Non-Standard  Total Returns must be accompanied by Standard Total Returns.

Performance  shown below reflects the applicable fees and charges  deducted by each  portfolio,  the mortality & expense risk charge
(0.90% per year) and the  administration  charge (0.25% per year) deducted by Separate Account F on a daily basis.  Certain fees and charges  under the Policy are  deducted at the Policy  level and differ based on the Policy  Year,  the Policy  Owner's age,  gender
(where  permitted),  tobacco  usage  class  and risk  class,  and other  factors.  These  charges  have not been  deducted  from the performance  information shown below.  These charges,  if deducted,  would have a significant  impact on the performance  shown. You should  consider this when  comparing the  performance  of these  portfolios  with that of  portfolios of other  variable  insurance products.

Some of the  underlying  Portfolios  existed  prior to the  inception  of these  Sub-accounts.  Performance  quoted  in  advertising regarding  such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Policies,  or periods during which the  underlying  Portfolios  have been in existence,  but the  Sub-accounts  have not. Such hypothetical  historical  performance is calculated using the same assumptions  employed in calculating actual performance since inception of the  Sub-accounts.  Hypothetical  historical  performance of the underlying  Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

As described in the  Prospectus,  Policies may be offered in certain  situations in which the  contingent  deferred  sales charge or certain other  charges or fees may be eliminated or reduced.  Advertisements  of  performance  in connection  with the offer of such
Policies will be based on the charges applicable to such Policies.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31, 2002.  The  "inception-to-date"  figures  shown below are based on the  inception  date of the  Portfolio.  Where no figures are shown  indicates that the Portfolio was not in operation for the applicable  period.  Any  performance of such  Portfolios  prior to inception  of a  Sub-account  is  provided  by the  underlying  mutual  funds.  The  Total  Return  for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for providing a basis for comparison with Sub-accounts  offered under other policies.  This performance  information may be less useful in providing a basis for  comparison  with other  investments  that neither  provide  some of the benefits of such  policies nor are treated in a similar fashion under the Code.

                                        ------------------------------------------------- - -------------------------------------------
                                                     Standard Total Return                          Non-Standard Total Return
                                        ------------------------------------------------- - -------------------------------------------
                                        ------------------------------------------------- - -------------------------------------------
                                          (Assuming maximum contingent deferred sales         (Assuming no contingent deferred sales
                                                            charge)                                          charge)
                                        ------------------------------------------------- - -------------------------------------------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
AST Strong International Equity            -27.36   -26.48                      -8.01        -19.36  -23.52                       -7.14
AST William Blair International Growth     -34.52   -28.62                      -8.34        -26.52  -25.48                       -7.45
AST American Century International Growth
AST DeAM International Equity              -25.99   -30.99                      -10.14       -17.99  -27.65                       -9.19
AST MFS Global Equity                      -21.27   -13.01                      -8.97        -13.27  -10.86                       -7.46
AST PBHG Small-Cap Growth                  -43.16   -36.41                      -6.74        -35.16  -32.53                       -5.91
AST DeAM Small-Cap Growth                  -35.31   -29.40                      -12.83       -27.31  -26.21                      -11.34
AST Federated Aggressive Growth            -38.01                               -30.67       -30.01                              -27.24
AST Goldman Sachs Small-Cap Value          -16.99    7.96                        5.09        -8.99    9.37                        5.63
AST Gabelli Small-Cap Value                -18.42    2.95                       -0.87        -10.42   4.50                        -0.20
AST DeAM Small-Cap Value                                                        -31.10                                           -23.10
AST Goldman Sachs Mid-Cap Growth           -36.29                               -42.43       -28.29                              -38.01
AST Neuberger Berman Mid-Cap Growth        -40.00   -26.12                      -7.72        -32.00  -23.19                       -6.86
AST Neuberger Berman Mid-Cap Value         -19.59    0.60                        1.58        -11.59   2.22                        2.20
AST Alger All-Cap Growth                   -44.53                               -32.86       -36.53                              -29.35
AST Gabelli All-Cap Value                  -29.63                               -14.33       -21.63                              -11.63
AST T. Rowe Price Natural Resources        -14.62    3.69                        4.37        -6.62    5.22                        4.93
AST Alliance Growth                        -39.78   -23.92                      -7.46        -31.78  -21.14                       -6.60
AST MFS Growth                             -37.00   -22.93                      -17.86       -29.00  -20.22                      -15.98
AST Marsico Capital Growth                 -24.53   -20.76                      -2.50        -16.53  -18.19                       -1.79
AST Goldman Sachs Concentrated Growth      -38.64   -35.40                      -9.93        -30.64  -31.63                       -8.99
AST DeAM Large-Cap Growth                                                       -31.20                                           -23.20
AST DeAM Large-Cap Value                   -24.28                               -14.03       -16.28                              -11.35
AST Alliance/Bernstein Growth + Value      -33.87                               -22.41       -25.87                              -18.22
AST Sanford Bernstein Core Value           -22.24                               -12.34       -14.24                               -8.46
AST Cohen & Steers Realty                  -22.24                               -12.34       -14.24                               -8.46
AST Sanford Bernstein Managed Index 500    -29.55   -16.66                      -4.61        -21.55  -14.32                       -3.84
AST American Century Income & Growth       -28.74   -16.47                      -5.87        -20.74  -14.15                       -5.07
AST Alliance Growth and Income             -32.17   -10.04                      -2.81        -24.17   -8.02                       -2.09
AST MFS Growth with Income                 -30.53   -16.07                      -13.31       -22.53  -13.77                      -11.63
AST INVESCO Capital Income                 -26.44   -10.66                      -3.97        -18.44   -8.62                       -3.22
AST DeAM Global Allocation                 -26.44   -10.66                      -3.97        -18.44   -8.62                       -3.22
AST American Century Strategic Balanced    -18.78   -8.64                       -0.87        -10.78   -6.69                       -0.20
AST T. Rowe Price Asset Allocation         -18.92   -8.16                       -1.49        -10.92   -6.22                       -0.80
AST T. Rowe Price Global Bond               5.70     2.77                        2.40        13.70    4.32                        2.99
AST Federated High Yield                   -9.11    -6.26                       -3.94        -1.11    -4.40                       -3.20
AST Lord Abbett Bond-Debenture             -8.75                                -1.21        -0.75                                1.08
AST DeAM Bond                                                                   -1.13                                             6.87
AST PIMCO Total Return Bond                -0.03     7.18                        5.67         7.97    8.61                        6.21
AST PIMCO Limited Maturity Bond            -3.01     4.80                        4.67         4.99    6.29                        5.23

MV Emerging Markets                        -18.72   -19.08                      -7.30        -10.72  -16.61                       -6.45

INVESCO Dynamics                           -40.68   -27.14                      -16.18       -32.68  -24.12                      -14.38
INVESCO Technology                         -55.46   -45.38                      -30.48       -47.46  -40.28                      -27.81
INVESCO Health Sciences                    -33.07   -7.84                       -3.08        -25.07   -5.92                       -1.76
INVESCO Financial Services                 -23.88   -4.38                        0.48        -15.88   -2.59                       1.69
INVESCO Telecommunications                 -59.38   -51.89                      -39.03       -51.38  -45.56                      -35.54
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
                                             1        3         5       10    Inception        1        3        5        10    Inception
                                            Year    Years     Years   Years    to Date        Year    Years    Years             to Date
                                                                                                                       Years
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

Evergreen VA Global Leaders                -29.18   -17.64                      -11.71       -21.18  -15.25                      -10.10
Evergreen VA Special Equity                -36.02   -18.47                      -11.25       -28.02  -16.04                       -9.66
Evergreen VA Omega                         -34.24                               -25.85       -26.24                              -21.54

ProFund VP Europe 30
ProFund VP Bear                            11.43                                15.45        19.43                                18.12
ProFund VP Bull Plus                       -44.84                               -36.64       -36.84                              -32.05
ProFund VP OTC                             -47.33                               -47.13       -39.33                              -41.76
ProFund VP UltraOTC                        -77.30                               -87.11       -69.30                              -73.03
ProFund VP UltraSmall-Cap                  -51.27                               -33.88       -43.27                              -29.45

SP Jennison International Growth           -31.72                               -33.64       -23.72                              -29.02

Rydex Nova                                 -44.47                               -35.49       -36.47                              -31.77
Rydex Ursa                                 12.24                                16.90        20.24                                18.78
Rydex OTC                                  -47.56                               -50.79       -39.56                              -45.79
------------------------------------------ ------- --------- -------- ------- ----------- -- ------- -------- -------- -------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  period is the net investment  factor for that  period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation
Period applies to each day in the period.  The net investment  factor is an index that measures the investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next. The net investment  factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio shares held by that  Sub-account at the end of the current  Valuation Period plus the per share  amount of any  dividend or capital  gain  distribution  declared  and unpaid  (accrued) by the
                  Portfolio; plus or minus

2.       any per share charge or credit  during the  Valuation  Period as a provision  for taxes  attributable  to the  operation or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset  value per share of the  Portfolio  shares held by that  Sub-account  at the end of the  preceding  Valuation
                  Period plus the per share  amount of any dividend or capital gain  distribution  declared and unpaid  (accrued) by the Portfolio; plus or minus

2.       any per share  charge or credit  during  the  preceding  Valuation  Period as a  provision  for taxes  attributable  to the operation or maintenance of that Sub-account.

c.       is the  mortality  and expense risk charge and  administration  charge  deducted  daily  against the assets of the Separate
              Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

GENERAL INFORMATION

Voting Rights
You have voting rights in relation to Account Value  maintained  in the  Sub-accounts.  You do not have voting rights in relation to
Account Value maintained in any Fixed Allocations.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia Trust (the "Trust") has obtained an exemption  from the  Securities and Exchange
Commission that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of  Trustees  of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements, without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the  sub-advisors  by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain information to shareholders following these types of changes.

With respect to approval of changes to the investment  advisory  agreement,  approval of a new investment  advisory agreement or any change in fundamental  investment policy, only Owners maintaining Account Value as of the record date in a Sub-account  investing in the applicable  underlying  mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule
18f-2 under the Investment Company Act.

Modification
We reserve the right to do any or all of the following:  (a) combine any Sub-account(s) with any other  Sub-account(s);  (b) combine
Separate  Account F or a portion  thereof with other  separate  accounts;  (c)  deregister  Separate  Account F under the Investment
Company Act of 1940; (d) operate Separate Account F as a management  investment  company under the Investment Company Act of 1940 or in any other form permitted by law; (e) make changes  required by any change in the Securities Act of 1933, the Securities  Exchange
Act of 1934 or the  Investment  Company Act of 1940;  (f) make changes that are  necessary to maintain the tax status of your Policy under the Code; and (g) make changes  required by any change in other Federal or state laws relating to life  insurance  policies in general or variable life insurance policies in particular.

We also may make  additional  Sub-accounts  available to you from time to time.  These  Sub-accounts  will invest in  Portfolios  we believe to be suitable for the Policy.  We may or may not make a new  Sub-account  available  to invest in any new  portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account F.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios  for the one in which a  Sub-account  is  invested.  Substitutions  may be  necessary if we believe a Portfolio no longer suits the purpose of the Policy.  This may happen due to a change in laws or regulations,  or a change in the investment  objectives or  restrictions  of a Portfolio,  or because the Portfolio is no longer  available  for  investment,  or for some other reason.  We would obtain prior  approval from the insurance  department  of our state of domicile,  if so required by law,  before making such a substitution,  combination,  deletion or addition.  We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, combination, deletion or addition.

Deferral of Transactions
We may defer any  distribution  or transfer  from a Fixed  Allocation  or Death  Proceeds for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a distribution  or transfer from any Fixed  Allocation or any Death Proceeds for more than thirty days,  or less where  required by law, we pay interest at the minimum rate  required by law but not less than 3% or at least 4% if required by your  contract,  per year on the amount  deferred.  We may defer payment of proceeds of any  distribution from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed 7 calendar days from the date the  transaction is effected.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Ending the Offer
We may limit or discontinue offering Policies.  Existing Policies will not be affected by any such action.

REGULATION

We are organized as a Connecticut stock life insurance company,  and are subject to Connecticut law governing  insurance  companies.
We are regulated and supervised by the  Connecticut  Commissioner  of Insurance.  By March 1 of every year, we must prepare and file an annual statement,  in a form prescribed by the Connecticut  Insurance  Department,  which covers our operations for the preceding calendar  year,  and must prepare and file our  statement of financial  condition as of December 31 of such year.  The  Commissioner and his or her agents have the right at all times to review or examine our books and assets.  A full  examination  of our operations will be  conducted  periodically  according  to the rules and  practices of the  National  Association  of  Insurance  Commissioners
("NAIC").  We are subject to the insurance laws and various  Federal and state  securities  laws and  regulations  and to regulatory agencies,  such as the Securities and Exchange Commission and the Connecticut  Banking  Department,  which administer those laws and regulations.

We can be assessed up to prescribed  limits for  policyholder  losses  incurred by insolvent  insurers under the insurance  guaranty fund laws of most states.  We cannot  predict or estimate the amount any such future  assessments we may have to pay.  However,  the insurance  guaranty laws of most states  provide for  deferring  payment or exempting a company from paying such an assessment if it would threaten such insurer's financial strength.

Several  states,  including  Connecticut,  regulate  insurers  and  their  affiliates  under  insurance  holding  company  laws  and regulations.  This applies to us and our  affiliates.  Under such laws,  inter-company  transactions,  such as dividend  payments to parent  companies  and transfers of assets,  may be subject to prior notice and  approval,  depending on factors such as the size of the transaction in relation to the financial position of the companies.

Currently,  the federal government does not directly regulate the business of insurance.  However,  federal legislative,  regulatory and judicial  decisions and initiatives  often have  significant  effects on our business.  Types of changes that are most likely to affect our business include changes to: (a) the taxation of life insurance  companies;  (b) the tax treatment of insurance products;
(c) the securities laws,  particularly as they relate to insurance and annuity products;  (d) the "business of insurance"  exemption from many of the provisions of the anti-trust  laws; and (e) any  initiatives  directed  toward  improving the solvency of insurance companies.  We would also be affected by federal  initiatives  that have impact on the  ownership of or  investment in United States companies by foreign companies or investors.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002,  appearing in this Statement of Additional  Information  have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their report thereon appearing  elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

LEGAL EXPERTS

Counsel  for  American  Skandia  Life  Assurance  Corporation  has passed on the legal  matters  with  respect  to Federal  laws and regulations applicable to the issue and sale of the Policies and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Separate Account F

The statements which follow in Appendix F are those of American Skandia Life Assurance  Corporation  Separate Account F Sub-accounts as of December  31, 2002 and for the years ended  December  31,  2002 and 2001.  There are other  Sub-accounts  included in Separate
Account F that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your written or oral  request.  Please  address  your request to American  Skandia - Variable  Life  Insurance,  P.O. Box
7040, Bridgeport, Connecticut 06601-7040.  Our phone number is 1-888-554-3348.

                                                           APPENDIX A -1
                              MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED DEATH BENEFITS -
                                                    CASH VALUE ACCUMULATION TEST

The following are examples of how we determine the Minimum  Required Death  Benefit.  For more  information on the Minimum  Required
Death Benefit, please see the Prospectus.
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0              10.342889         10.342889        12.907301        12.907301        10.762146        10.762146
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1              10.190317         10.190317        12.688989        12.688989        10.599529        10.599529
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2               9.889919          9.889919        12.319258        12.319258        10.287454        10.287454
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3               9.592070          9.592070        11.951280        11.951280         9.977856         9.977856
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4               9.298905          9.298905        11.588414        11.588414         9.673048         9.673048
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5               9.009218          9.009218        11.232252        11.232252         9.372522         9.372522
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6               8.722792          8.722792        10.881891        10.881891         9.075163         9.075163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7               8.440163          8.440163        10.537673        10.537673         8.782254         8.782254
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8               8.161817          8.161817        10.199897        10.199897         8.494209         8.494209
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9               7.889296          7.889296         9.869720         9.869720         8.212001         8.212001
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10               7.623823          7.623823         9.547222         9.547222         7.936973         7.936973
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11               7.366338          7.366338         9.232460         9.232460         7.670163         7.670163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12               7.118866          7.118866         8.927638         8.927638         7.413309         7.413309
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13               6.882900          6.882900         8.633085         8.633085         7.167689         7.167689
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14               6.659106          6.659106         8.348988         8.348988         6.934195         6.934195
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15               6.447167          6.447167         8.075417         8.075417         6.712623         6.712623
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16               7.714038          6.246384         8.883289         7.811801         7.921276         6.501967
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17               7.490087          6.067088         8.601262         7.562175         7.687332         6.311944
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18               7.274451          5.895022         8.327973         7.321069         7.461892         6.129616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19               7.065283          5.728835         8.063091         7.088069         7.243510         5.953228
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20               6.861458          5.567128         7.806305         6.861967         7.030541         5.781887
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21               6.661653          5.408986         7.556813         6.642537         6.822445         5.614310
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22               6.464794          5.253425         7.314421         6.429210         6.617636         5.449947
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23               6.270710          5.099656         7.078500         6.222172         6.416275         5.287891
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24               6.079284          4.947868         6.849350         6.021229         6.218176         5.128299
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25               5.890750          4.797861         6.626794         5.826195         6.023827         4.971113
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26               5.705040          4.649678         6.410659         5.636893         5.832763         4.816305
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27               5.522898          4.504032         6.201109         5.453650         5.645711         4.664576
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28               5.344683          4.361348         5.997622         5.275991         5.462995         4.516156
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29               5.170680          4.221963         5.800329         5.103941         5.284868         4.371380
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30               5.001105          4.086269         5.609297         4.937480         5.111516         4.230639
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31               4.836116          3.954433         5.424047         4.776558         4.942867         4.093959
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32               4.675997          3.826566         5.244630         4.620750         4.779217         3.961457
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33               4.520775          3.702732         5.070836         4.470011         4.620597         3.833199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34               4.370595          3.583042         4.902664         4.324416         4.467161         3.709205
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35               4.225394          3.467465         4.740074         4.183848         4.318842         3.589457
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36               4.085086          3.356021         4.582997         4.048174         4.175553         3.473994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37               3.949567          3.248690         4.431647         3.917840         4.037186         3.362809
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38               3.818941          3.145553         4.285998         3.792813         3.903851         3.256004
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39               3.693040          3.046504         4.145845         3.673016         3.775375         3.153477
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40               3.571693          2.951476         4.010977         3.558241         3.651580         3.055167
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41               3.454900          2.860428         3.881415         3.448537         3.532470         2.960982
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42               3.342458          2.773184         3.756910         3.343648         3.417834         2.870806
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43               3.234168          2.689611         3.637120         3.243173         3.307466         2.784401
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44               3.129908          2.609564         3.521738         3.146753         3.201166         2.701638
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45               3.029541          2.532930         3.410485         3.054066         3.098808         2.622372
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46               2.932983          2.459507         3.303261         2.964942         3.000319         2.546412
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47               2.840076          2.389067         3.199881         2.879156         2.905488         2.473497
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48               2.750661          2.321491         3.100233         2.796498         2.814220         2.403491
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49               2.664621          2.256653         3.004132         2.716869         2.726358         2.336319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50               2.581834          2.194449         2.911514         2.640204         2.641788         2.271832
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
         Attained          Male              Male            Female           Female           Unisex           Unisex
            Age       No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51               2.502245          2.134813         2.822298         2.566383         2.560470         2.209991
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52               2.425812          2.077736         2.736386         2.495279         2.482337         2.150759
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53               2.352495          2.023195         2.653757         2.426909         2.407368         2.094123
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54               2.282258          1.971184         2.574318         2.361224         2.335512         2.040066
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55               2.215003          1.921607         2.497845         2.298000         2.266657         1.988478
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56               2.150641          1.874323         2.424204         2.237060         2.200707         1.939204
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57               2.089041          1.829175         2.353159         2.178160         2.137499         1.892074
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58               2.030020          1.786005         2.284466         2.121004         2.076846         1.846923
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59               1.973499          1.744664         2.217941         2.065411         2.018656         1.803579
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60               1.919419          1.705054         2.153572         2.011322         1.962861         1.761947
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61               1.867715          1.667166         2.091395         1.958834         1.909430         1.722035
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62               1.818313          1.631023         2.031522         1.908128         1.858318         1.683884
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63               1.771222          1.596648         1.974084         1.859457         1.809548         1.647549
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64               1.726411          1.564046         1.919204         1.812975         1.763101         1.613050
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65               1.683805          1.533171         1.866818         1.768643         1.718910         1.580343
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66               1.643300          1.503897         1.816773         1.726291         1.676876         1.549291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67               1.604764          1.476075         1.768841         1.685679         1.636838         1.519731
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68               1.568051          1.449538         1.722783         1.646485         1.598627         1.491460
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69               1.533054          1.424158         1.678405         1.608508         1.562129         1.464331
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70               1.499720          1.399895         1.635655         1.571688         1.527284         1.438291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71               1.468047          1.376751         1.594581         1.536120         1.494089         1.413350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72               1.438063          1.354779         1.555314         1.502053         1.462589         1.389586
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73               1.409834          1.334059         1.518005         1.469679         1.432868         1.367099
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74               1.383379          1.314626         1.482760         1.439131         1.404950         1.345937
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75               1.358636          1.296498         1.449578         1.410430         1.378783         1.326116
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76               1.335469          1.279631         1.418378         1.383477         1.354239         1.307580
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77               1.313718          1.263864         1.388992         1.358100         1.331154         1.290152
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78               1.293201          1.248999         1.361233         1.334088         1.309345         1.273628
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79               1.273759          1.234861         1.334950         1.311271         1.288648         1.257826
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80               1.255309          1.221364         1.310065         1.289565         1.268984         1.242660
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81               1.237839          1.208496         1.286574         1.268966         1.250340         1.228120
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82               1.221386          1.196307         1.264515         1.249510         1.232759         1.214254
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83               1.206024          1.184882         1.243944         1.231249         1.216310         1.201144
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84               1.191790          1.174263         1.224858         1.214302         1.201025         1.188858
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85               1.178654          1.164403         1.207192         1.198599         1.186864         1.177349
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86               1.166512          1.155169         1.190822         1.184011         1.173721         1.166496
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87               1.155226          1.146356         1.175596         1.170379         1.161453         1.156126
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88               1.144611          1.137856         1.161343         1.157508         1.149880         1.146117
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89               1.134451          1.129578         1.147875         1.145194         1.138803         1.136350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90               1.124540          1.121277         1.134998         1.133196         1.128023         1.126599
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91               1.114649          1.112675         1.122488         1.121417         1.117328         1.116680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92               1.104523          1.103442         1.110106         1.109599         1.106476         1.106325
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93               1.093858          1.093346         1.097598         1.097460         1.095193         1.095309
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94               1.082392          1.082252         1.084722         1.084722         1.083237         1.083449
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95               1.070054          1.070054         1.071362         1.071362         1.070535         1.070696
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96               1.057074          1.057074         1.057701         1.057701         1.057307         1.057384
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97               1.044319          1.044319         1.044548         1.044548         1.044405         1.044433
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98               1.034629          1.034629         1.034629         1.034629         1.034629         1.034629
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99               1.025648          1.025648         1.025648         1.025648         1.025648         1.025648
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
The Minimum  Required  Death  Benefit  under the Cash Value  Accumulation  Test is determined by treating the Account Value as if it were a net single  premium.  We determine the Minimum  Required Death Benefit by  multiplying  the Account Value by factors that are determined for your Policy as of the Policy Date.  These factors vary by the attained Age, gender (where  permitted),  tobacco usage class and risk class of each  Insured.  The factors  shown  above are  applicable  for  Insureds in the  preferred  risk class.  The factors for other risk classes are available upon request.  Factors for joint life cases depend upon a standard  insurance  industry method used to derive the applicable factor for both Insureds.
------------------------------------------------------------------------------------------------------------------------------------

                                                           APPENDIX A -2
                              MULTIPLE FACTORS FOR DETERMINATION OF MINIMUM REQUIRED DEATH BENEFITS -
                                                       GUIDELINE PREMIUM TEST

The following are examples of how we determine the Minimum  Required Death  Benefit.  For more  information on the Minimum  Required
Death Benefit, please see the Prospectus.

                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                        Attained        Corridor         Attained         Corridor         Attained          Female
                          Age            Factors            Age            Factors            Age        No Tobacco Use
                                     ---------------- ---------------- ---------------- ---------------- ----------------
                     ---------------                  ---------------- ----------------
                           0              2.50              33              2.50              66              1.19
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           1              2.50              34              2.50              67              1.18
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           2              2.50              35              2.50              68              1.17
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           3              2.50              36              2.50              69              1.16
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           4              2.50              37              2.50              70              1.15
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           5              2.50              38              2.50              71              1.13
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           6              2.50              39              2.50              72              1.11
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           7              2.50              40              2.50              73              1.09
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           8              2.50              41              2.43              74              1.07
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           9              2.50              42              2.36              75              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           10             2.50              43              2.29              76              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           11             2.50              44              2.22              77              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           12             2.50              45              2.15              78              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           13             2.50              46              2.09              79              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           14             2.50              47              2.03              80              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           15             2.50              48              1.97              81              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           16             2.50              49              1.91              82              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           17             2.50              50              1.85              83              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           18             2.50              51              1.78              84              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           19             2.50              52              1.71              85              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           20             2.50              53              1.64              86              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           21             2.50              54              1.57              87              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           22             2.50              55              1.50              88              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           23             2.50              56              1.46              89              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           24             2.50              57              1.42              90              1.05
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           25             2.50              58              1.38              91              1.04
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           26             2.50              59              1.34              92              1.03
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           27             2.50              60              1.30              93              1.02
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           28             2.50              61              1.28              94              1.01
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           29             2.50              62              1.26              95              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           30             2.50              63              1.24              96              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           31             2.50              64              1.22              97              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                           32             2.50              65              1.20              98              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                              99              1.00
                     --------------- ---------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
The Minimum  Required  Death Benefit  under the  Guideline  Premium Test is determined by treating the Account Value as if it were a net single  premium.  We determine the Minimum  Required Death Benefit by multiplying  the Account Value by a corridor  factor.  The corridor  factors are based on the Insured's age at the beginning of each Policy Year.  The corridor  factors do not vary by gender, tobacco  usage  class or risk class of the  Insured.  Factors  for joint life cases are based upon the age of the  younger  Insured, regardless of whether the younger Insured is alive.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX B
                                        GUARANTEED MAXIMUM MONTHLY COST OF INSURANCE CHARGES
                                                 (Per $1,000 of Net Amount at Risk)

The following are guaranteed  maximum cost of insurance  charges  deducted on a monthly basis.  For more  information on the cost of insurance, please see the Prospectus.

       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             0              N/A            0.21943            N/A             0.15680            N/A            0.20690
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             1              N/A            0.08587            N/A             0.07003            N/A            0.08254
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             2              N/A            0.08254            N/A             0.06669            N/A            0.07920
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             3              N/A            0.08087            N/A             0.06502            N/A            0.07753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             4              N/A            0.07753            N/A             0.06419            N/A            0.07503
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             5              N/A            0.07336            N/A             0.06252            N/A            0.07086
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             6              N/A            0.06919            N/A             0.06085            N/A            0.06753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             7              N/A            0.06502            N/A             0.05919            N/A            0.06419
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             8              N/A            0.06252            N/A             0.05835            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
             9              N/A            0.06169            N/A             0.05752            N/A            0.06085
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            10              N/A            0.06252            N/A             0.05668            N/A            0.06169
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            11              N/A            0.06753            N/A             0.05835            N/A            0.06586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            12              N/A            0.07670            N/A             0.06085            N/A            0.07336
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            13              N/A            0.08921            N/A             0.06419            N/A            0.08421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            14              N/A            0.10339            N/A             0.06836            N/A            0.09672
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            15              N/A            0.11841            N/A             0.07253            N/A            0.10923
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            16            0.12342          0.16348          0.07503           0.08421          0.11340          0.14762
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            17            0.13093          0.17517          0.07753           0.08838          0.12008          0.15847
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            18            0.13593          0.18435          0.08004           0.09255          0.12509          0.16598
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            19            0.13927          0.19020          0.08254           0.09505          0.12759          0.17183
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            20            0.14011          0.19354          0.08421           0.09755          0.12926          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            21            0.13844          0.19354          0.08587           0.09922          0.12759          0.17517
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            22            0.13593          0.19020          0.08671           0.10172          0.12592          0.17266
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            23            0.13260          0.18686          0.08838           0.10423          0.12342          0.17016
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            24            0.12926          0.18185          0.09004           0.10673          0.12175          0.16682
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            25            0.12509          0.17600          0.09171           0.10923          0.11841          0.16265
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            26            0.12258          0.17266          0.09422           0.11340          0.11674          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            27            0.12091          0.17099          0.09588           0.11674          0.11591          0.16014
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            28            0.12008          0.17099          0.09839           0.12091          0.11591          0.16098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            29            0.12008          0.17350          0.10172           0.12592          0.11674          0.16432
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            30            0.12091          0.17767          0.10423           0.13176          0.11758          0.16849
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            31            0.12342          0.18352          0.10756           0.13677          0.12008          0.17433
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            32            0.12675          0.19103          0.11090           0.14261          0.12342          0.18185
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            33            0.13176          0.20106          0.11507           0.15012          0.12842          0.19103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            34            0.13760          0.21275          0.12008           0.15847          0.13427          0.20189
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            35            0.14428          0.22695          0.12592           0.16765          0.14094          0.21525
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            36            0.15179          0.24366          0.13427           0.18185          0.14845          0.23113
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            37            0.16181          0.26455          0.14428           0.19855          0.15847          0.25118
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            38            0.17266          0.28796          0.15513           0.21776          0.16932          0.27375
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            39            0.18435          0.31471          0.16682           0.23865          0.18101          0.29966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            40            0.19855          0.34566          0.18101           0.26372          0.19521          0.32893
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            41            0.21358          0.37912          0.19604           0.29046          0.21024          0.36155
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            42            0.22946          0.41595          0.21108           0.31722          0.22611          0.39586
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            43            0.24700          0.45614          0.22611           0.34398          0.24282          0.43353
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            44            0.26622          0.50054          0.24115           0.37076          0.26121          0.47457
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            45            0.28796          0.54748          0.25787           0.39921          0.28210          0.51814
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            46            0.31137          0.59612          0.27542           0.42851          0.30384          0.56257
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            47            0.33646          0.64898          0.29464           0.45866          0.32809          0.61038
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            48            0.36406          0.70607          0.31471           0.49133          0.35402          0.66325
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            49            0.39419          0.76824          0.33729           0.52736          0.38247          0.71951
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            50            0.42851          0.83718          0.36239           0.56592          0.41511          0.78253
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            51            0.46787          0.91543          0.39000           0.60702          0.45196          0.85316
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
                           Male             Male             Female           Female           Unisex           Unisex
         Attained     No Tobacco Use    Tobacco User     No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            52            0.51311          1.00386          0.42181           0.65401          0.49468          0.93311
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            53            0.56509          1.10418          0.45698           0.70607          0.54329          1.02324
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            54            0.62296          1.21391          0.49300           0.75899          0.59696          1.12105
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            55            0.68759          1.33137          0.53155           0.81363          0.65653          1.22488
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            56            0.75815          1.45577          0.57012           0.86746          0.72035          1.33391
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            57            0.83297          1.58711          0.60786           0.91795          0.78757          1.44815
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            58            0.91627          1.72545          0.64562           0.96763          0.86157          1.56676
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            59            1.00976          1.87420          0.68843           1.02071          0.94405          1.69403
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            60            1.11430          2.04024          0.73883           1.08394          1.03757          1.83678
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            61            1.23080          2.22793          0.80102           1.16325          1.14299          1.99934
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            62            1.36520          2.43998          0.87840           1.26544          1.26544          2.18524
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            63            1.51760          2.67741          0.97353           1.38974          1.40497          2.39462
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            64            1.68724          2.93784          1.08057           1.52862          1.56083          2.62421
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            65            1.87335          3.21456          1.19617           1.67535          1.73224          2.86729
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            66            2.07519          3.50512          1.31615           1.82487          1.91589          3.12050
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            67            2.29201          3.80705          1.43883           1.96953          2.11100          3.37962
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            68            2.52819          4.12480          1.56592           2.11612          2.32278          3.64902
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            69            2.79077          4.47081          1.70761           2.27577          2.55733          3.94098
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            70            3.08860          4.85419          1.87420           2.46481          2.82343          4.26532
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            71            3.42980          5.28689          2.07775           2.70488          3.13085          4.63554
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            72            3.82530          5.77849          2.32791           2.99984          3.49040          5.06103
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            73            4.27493          6.32638          2.62850           3.35194          3.90095          5.53811
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            74            4.77159          6.93068          2.97572           3.75492          4.35708          6.06583
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            75            5.30544          7.58072          3.36491           4.19722          4.84979          6.63341
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            76            5.87269          8.25008          3.78793           4.66976          5.37438          7.21630
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            77            6.46947          8.92720          4.24349           5.16595          5.92694          7.80753
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            78            7.09996          9.61687          4.73909           5.69327          6.51244          8.40997
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            79            7.78482         10.34362          5.29130           6.27100          7.15045          9.04869
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            80            8.54724         11.13283          5.92338           6.92258          7.86386          9.74764
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            81            9.40951         12.00894          6.65582           7.66774          8.67463         10.53068
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            82           10.39222         12.98985          7.50735           8.52252          9.60297         11.41509
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            83           11.49455         14.06239          8.47766           9.51961         10.64779         12.40384
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            84           12.69876         15.19328          9.55943          10.61311         11.79409         13.46162
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            85           13.98063         16.34562          10.74440         11.78935         13.02257         14.56335
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            86           15.32651         17.49176          12.02798         13.04182         14.32180         15.69269
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            87           16.71801         18.68356          13.41230         14.36087         15.68277         16.87966
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            88           18.15089         19.94244          14.90282         15.75618         17.10607         18.14273
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            89           19.64755         21.21198          16.51661         17.23007         18.61283         19.45082
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            90           21.23308         22.51167          18.27329         18.89300         20.23100         20.86977
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            91           22.94951         23.88390          20.22265         20.71856         22.00462         22.41430
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            92           24.87000         25.50217          22.45281         22.78829         24.01446         24.21830
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            93           27.20133         27.62219          25.14857         25.28211         26.46176         26.49647
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            94           30.42888         30.59762          28.73602         28.73602         29.81058         29.68976
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            95           35.49222         35.49222          34.15815         34.15815         34.99881         34.83496
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            96           44.51508         44.51508          43.54279         43.54279         44.15279         44.03236
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            97           62.83141         62.83141          62.19405         62.19405         62.59184         62.51383
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            98           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------
            99           83.33333         83.33333          83.33333         83.33333         83.33333         83.33333
       -------------- ---------------- ---------------- ----------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
We base the  guaranteed  maximum cost of  insurance  charges on the sex  distinct  1980  Commissioners  Standard  Ordinary  Ultimate
Mortality  Smoker/Non-Smoker  Table,  age last birthday unless unisex charges apply. If unisex charges apply, a unisex  variation of that table is used.  The  amounts  shown are per $1,000 of Net Amount at Risk.  The  guaranteed  maximum  cost of  insurance  charge depends on the tobacco  usage class and risk class of each  Insured.  The charges  shown above are  applicable  for  Insureds in the preferred risk class. The guaranteed  maximum cost of insurance  charges for other risk classes are available upon request.  Charges for  substandard  risk  classes  are based on a multiple  of the table  rates.  Cost of  insurance  charges for joint life cases are determined  using a standard  insurance  industry  method  used to derive the  applicable  charge  based on the  applicable  cost of insurance charge for both Insureds.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX C
                                              CURRENT MONTHLY COST OF INSURANCE RATES
                                                 (per $1,000 of Net Amount at Risk)

The following are examples of the current monthly cost of insurance  rates.  For more  information on the cost of insurance,  please see the Prospectus.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0            0.08329          0.08329           0.04935          0.04935          0.07820          0.07820
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10            0.02787          0.02787           0.01969          0.01969          0.02664          0.02664
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11            0.03181          0.03181           0.02044          0.02044          0.03010          0.03010
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12            0.03575          0.03575           0.02119          0.02119          0.03356          0.03356
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13            0.03969          0.03969           0.02195          0.02195          0.03703          0.03703
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14            0.04363          0.04363           0.02270          0.02270          0.04049          0.04049
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15            0.04757          0.04757           0.02345          0.02345          0.04395          0.04395
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16            0.05017          0.08451           0.02350          0.03350          0.04600          0.07701
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17            0.05034          0.08484           0.02367          0.03367          0.04617          0.07734
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18            0.05050          0.08517           0.02383          0.03383          0.04634          0.07767
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19            0.05067          0.08551           0.02400          0.03400          0.04650          0.07801
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20            0.05084          0.08584           0.02417          0.03417          0.04667          0.07809
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21            0.05100          0.08634           0.02417          0.03750          0.04684          0.07901
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22            0.05117          0.08684           0.02417          0.04087          0.04700          0.07994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23            0.05134          0.08734           0.02417          0.04427          0.04717          0.08088
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24            0.05150          0.08784           0.02417          0.04771          0.04734          0.08182
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25            0.05167          0.08834           0.02417          0.05119          0.04750          0.08277
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26            0.05217          0.08917           0.02433          0.05491          0.04800          0.08403
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27            0.05267          0.09001           0.02450          0.05869          0.04850          0.08531
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28            0.05317          0.09084           0.02467          0.06253          0.04900          0.08659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29            0.05367          0.09168           0.02483          0.06643          0.04950          0.08789
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30            0.05417          0.09251           0.02500          0.07039          0.05000          0.08919
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31            0.05467          0.09351           0.02600          0.07255          0.05050          0.09037
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32            0.05517          0.09451           0.02700          0.07580          0.05100          0.09170
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33            0.05567          0.09551           0.02800          0.08002          0.05150          0.09319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34            0.05617          0.09651           0.02900          0.08472          0.05200          0.09474
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35            0.05667          0.09751           0.03000          0.08971          0.05250          0.09640
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36            0.06017          0.10718           0.03250          0.09619          0.05584          0.10553
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37            0.06367          0.11685           0.03500          0.10338          0.05917          0.11483
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38            0.06717          0.12652           0.03750          0.11115          0.06250          0.12421
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39            0.07067          0.13619           0.04000          0.11910          0.06584          0.13363
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40            0.07417          0.14585           0.04250          0.12814          0.06917          0.14319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41            0.08051          0.16619           0.04700          0.13789          0.07534          0.16194
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42            0.08684          0.18653           0.05150          0.14843          0.08151          0.18082
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43            0.09318          0.20688           0.05600          0.16048          0.08767          0.19992
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44            0.09951          0.22722           0.06050          0.17461          0.09384          0.21933
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45            0.10584          0.24756           0.06500          0.19182          0.10001          0.23920
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46            0.11568          0.27458           0.07101          0.21178          0.10918          0.26516
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47            0.12552          0.30159           0.07701          0.23371          0.11835          0.29141
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48            0.13535          0.32861           0.08301          0.25676          0.12752          0.31783
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49            0.14519          0.35563           0.08901          0.27930          0.13669          0.34418
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50            0.15502          0.38265           0.09501          0.29938          0.14585          0.37016
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51            0.17036          0.41984           0.10418          0.31666          0.16036          0.40436
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52            0.18570          0.45704           0.11335          0.33353          0.17486          0.43851
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53            0.20104          0.49424           0.12252          0.35116          0.18937          0.47278
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54            0.21638          0.53145           0.13168          0.36982          0.20387          0.50721
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55            0.23172          0.56866           0.14085          0.39220          0.21838          0.54219
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56            0.25140          0.60837           0.15019          0.41878          0.23656          0.57993
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57            0.27107          0.64809           0.15953          0.44870          0.25473          0.61818
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58            0.29075          0.69575           0.16886          0.48228          0.27291          0.66373
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59            0.31043          0.75966           0.17820          0.52028          0.29108          0.72376
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60            0.33011          0.82741           0.18754          0.56414          0.30926          0.78792
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61            0.35880          0.90104           0.20404          0.61409          0.33611          0.85800
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62            0.38748          0.98237           0.22055          0.67013          0.36297          0.93553
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63            0.41617          1.06990           0.23706          0.72843          0.38982          1.01868
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64            0.44486          1.15596           0.25356          0.78251          0.41667          1.09994
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            0.47356          1.22896           0.27007          0.82852          0.44353          1.16890
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            0.53712          1.28389           0.30776          0.86689          0.50309          1.22134
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            0.60069          1.32720           0.34545          0.89860          0.56265          1.26291
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            0.66427          1.37959           0.38315          0.92777          0.62222          1.31182
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            0.72786          1.46845           0.42084          0.95396          0.68180          1.39127
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            0.79146          1.61383           0.45854          0.97549          0.74138          1.51808
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            0.92018          1.82380           0.53595          0.99425          0.86241          1.69937
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            1.04893          2.08994           0.61338          1.01042          0.98347          1.92801
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            1.17772          2.38466           0.69081          1.03038          1.10455          2.18152
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            1.30654          2.67450           0.76826          1.08284          1.22567          2.43575
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            1.43539          2.93053           0.84571          1.18724          1.34681          2.66904
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            1.71862          3.14075           1.10171          1.44041          1.62597          2.88570
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            2.00200          3.32730           1.35784          1.69370          1.90529          3.08226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            2.28555          3.53886           1.61410          1.94712          2.18476          3.30010
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            2.56925          3.84085           1.87049          2.20067          2.46439          3.59483
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            2.85312          4.30482           2.12701          2.45434          2.74418          4.02724
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81            3.37418          4.98954           2.50727          2.90911          3.24416          4.67747
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82            3.89578          5.89139           2.88782          3.36428          3.74464          5.51233
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83            4.41793          6.91487           3.26865          3.81987          4.24562          6.45062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84            4.94062          7.94916           3.64977          4.27587          4.74710          7.39816
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85            5.46386          8.97971           4.03119          4.73229          5.24908          8.34260
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86            6.12225          10.10167          4.57736          5.16454          5.89049          9.36110
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87            6.78151          11.46630          5.12412          5.59715          6.53273         10.58593
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88            7.44164          13.13249          5.67148          6.03014          7.17579         12.06713
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89            8.10262          15.00829          6.21944          6.94127          7.81967         13.79823
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90            8.76448          16.99242          6.76800          8.80147          8.46438         15.76378
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91            9.46270          19.01479          7.39512         11.00033          9.15200         17.81262
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92           10.16189          21.12966          8.02302         13.32007          9.84056         19.95822
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93           10.86205          23.38870          8.65171         15.59701         10.53006         22.21995
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94           11.56318          25.75114          9.28118         17.94584         11.22050         24.58035
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95           12.26528          28.62037          9.91144         20.78254         11.91189         27.44470
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96           12.89876          33.24996         10.51321         25.06673         12.54048         32.02248
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97           13.53303          42.99453         11.11570         33.64905         13.16986         41.59270
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98           14.16810          53.37136         11.71891         43.33980         13.80001         51.86662
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99           14.80396          65.42885         12.32284         55.71934         14.43096         63.97242
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
The amounts  shown above are current  rates per $1,000 of Net Amount at Risk as of the date of this  Prospectus.  To  determine  the current  monthly cost of insurance  charge we multiply  these rates by the Net Amount at Risk. To that  product,  we add the current cost of insurance fee. The charges shown above are applicable  for Insureds in the preferred  risk class.  The current  monthly cost of  insurance  charges  for other risk  classes are  available  upon  request.  Cost of  insurance  charges for joint life cases are determined  using a standard  insurance  industry  method  used to derive the  applicable  charge  based on the  applicable  cost of insurance  charge for both  Insureds.  Current  monthly  cost of  insurance  rates for  specific  proposed  joint  Insureds are also available on request.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX D
                            DESCRIPTION OF THE CALCULATION OF CURRENT MONTHLY COST OF INSURANCE CHARGES

The following are examples of how we calculate the current monthly cost of insurance  charges.  For more  information on the cost of insurance, please see the Prospectus.

We determine the current monthly cost of insurance  rate, the currently  monthly cost of insurance fee and any  underwriting  factor as follows:

         1.       Current monthly cost of insurance rate:  The rate depends on a number of factors, as follows.

                  a.       For  Policies  with One  Insured:  The rates  depend on the  tobacco  usage  class and risk  class of the
                           Insured(s), the Age and, where permissible, gender of the Insured.

                  b.       For Policies  with Two Insureds:  The rates depend on the  individual  current  monthly cost of insurance rates for each Insured.

         2.       Current  monthly cost of insurance  fee: The cost of insurance  fee is calculated  using a  "constant",  currently
$12.00.

         3.       Underwriting  factor:  We reserve the right to multiply  the current  cost of  insurance  rate by an  underwriting factor.  The  underwriting  factor for Policies  that are fully  underwritten  would be one,  which  results in no change to the rate.

The  following is an example of how we calculate  the monthly cost of insurance  deduction.  Assume for this example  that:  (1) the
Policy is issued using Death Benefit Option I with a Specified  Amount of $80,000;  (2) on the applicable  Monthly  Processing  Day, the Death Benefit equals the Specified  Amount;  (3) the then current Account Value is $10,000;  (4) there is one male Insured,  who is currently Age 55 (gender  specific cost of insurance rates are used);  and (5) the Insured is in the "no tobacco usage" class and is in the preferred risk class.

         (a)      We look up the current  monthly cost of insurance  rate for the Insured.  As of the date of this  Prospectus,  the current  monthly cost of insurance  rate for a 55 year old male  nonsmoker  Insured is $.23172 per thousand of Net
                  Amount at Risk.

         (b)      If applicable, we multiply the rate shown in (a) times the applicable current underwriting factor.

         (c)      We multiply (a), or, if applicable, the result of (b), times the Net Amount at Risk*.  The result is 16.16.

         (d)      We add the current "constant" of $12.00 to (c), resulting in $28.16.

         (e)      We look up the contractually  guaranteed  maximum monthly cost of insurance charge for the Insured.  In this case, we look up the charge for a 55 year old male in the "no tobacco  usage" class and the preferred  risk class.  That charge is .68759 per $1,000 Net Amount at Risk.

         (f)      We multiply the rate shown in (e) times the Net Amount at Risk*.  The result is $47.95.

         (g)      We compare the result in (d) and (f). The lower of the two amounts is the current  monthly  cost of insurance  for the Insured.  In this example, the current cost of insurance is, therefore, $28.16.

*        We  determine  the Net Amount at Risk for purposes of  determining  cost of insurance  charges by  subtracting  the Account
Value from the Death  Benefit  discounted  to the  beginning of the Policy Month at the rate of 4% per year.  In this  example,  the
Amount at Risk is $69,739.

                                                             APPENDIX E
                                 MAXIMUM ANNUAL ASSESSABLE PREMIUMS PER $1,000 OF SPECIFIED AMOUNT

The  following are examples of the Maximum  Annual  Assessable  Premiums.  For more  information  on the Maximum  Annual  Assessable
Premiums, please see the Prospectus.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             0             12.74             N/A              10.94             N/A             12.38             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             1             12.84             N/A              11.08             N/A             12.50             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             2             13.21             N/A              11.40             N/A             12.85             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             3             13.59             N/A              11.74             N/A             13.22             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             4             13.99             N/A              12.09             N/A             13.61             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             5             14.41             N/A              12.46             N/A             14.02             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             6             14.86             N/A              12.85             N/A             14.46             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             7             15.33             N/A              13.25             N/A             14.92             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             8             15.83             N/A              13.68             N/A             15.40             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
             9             16.36             N/A              14.13             N/A             15.92             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            10             16.91             N/A              14.59             N/A             16.45             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            11             17.48             N/A              15.08             N/A             17.01             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            12             18.08             N/A              15.58             N/A             17.58             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            13             18.68             N/A              16.10             N/A             18.16             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            14             19.28             N/A              16.64             N/A             18.75             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            15             19.88             N/A              17.19             N/A             19.34             N/A
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16             20.48            20.66             17.75            20.19            19.94            20.66
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17             21.09            21.28             18.33            20.86            20.55            21.28
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18             21.72            21.91             18.94            21.55            21.17            21.91
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19             22.36            22.57             19.56            22.26            21.81            22.57
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20             23.03            23.25             20.21            23.00            22.47            23.25
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21             23.72            23.96             20.87            23.76            23.15            23.96
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22             24.44            24.70             21.57            24.55            23.87            24.70
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23             25.19            25.49             22.29            25.37            24.61            25.49
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24             25.98            26.32             23.03            26.22            25.40            26.32
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25             26.81            27.20             23.81            27.10            26.21            27.20
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26             27.68            28.14             24.62            28.02            27.07            28.14
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27             28.60            29.12             25.45            28.96            27.97            29.12
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28             29.55            30.17             26.32            29.94            28.91            30.17
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29             30.55            31.27             27.21            30.96            29.88            31.27
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30             31.59            32.43             28.14            32.01            30.90            32.43
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31             32.67            33.66             29.11            33.10            31.96            33.66
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32             33.79            34.95             30.11            34.22            33.06            34.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33             34.96            36.31             31.15            35.39            34.20            36.31
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34             36.17            37.74             32.23            36.60            35.39            37.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35             37.43            39.25             33.34            37.84            36.61            39.25
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36             38.73            40.84             34.50            39.14            37.88            40.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37             40.07            42.51             35.69            40.47            39.20            42.51
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38             41.46            44.26             36.92            41.83            40.55            44.26
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39             42.89            46.11             38.18            43.23            41.95            46.11
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40             44.38            48.05             39.49            44.67            43.40            48.05
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41             45.90            50.09             40.83            46.13            44.89            50.09
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42             47.48            52.24             42.20            47.62            46.42            52.24
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43             49.10            54.50             43.62            49.15            48.00            54.50
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44             50.78            56.89             45.07            50.70            49.63            56.89
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45             52.50            59.40             46.57            52.29            51.32            59.40
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46             54.28            62.05             48.12            53.93            53.05            62.05
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47             56.11            64.85             49.71            55.60            54.83            64.85
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48             58.00            67.81             51.35            57.31            56.67            67.17
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49             59.96            70.95             53.04            59.08            58.57            69.26
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50             61.97            74.09             54.79            60.88            60.53            71.41
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51             64.05            76.41             56.58            62.74            62.55            73.61
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52             66.19            78.78             58.43            64.64            64.63            75.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
           Issue      No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53             68.39                  81.21       60.32            66.57            66.77            78.19
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54             70.66                  83.69       62.26            68.55            68.96            80.55
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55             72.99                  86.22       64.25            70.56            71.22            82.95
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56             75.38                  88.80       66.30            72.61            73.54            85.40
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57             77.84                  91.45       68.40            74.72            75.92            87.90
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58             80.38                  94.16       70.58            76.90            78.38            90.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59             83.00                  96.97       72.84            79.18            80.91            93.13
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60             85.70                  99.88       75.20            81.56            83.54            95.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61             88.50                 102.91       77.66            84.05            86.26            98.74
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62             91.40                 106.03       80.21            86.65            89.07           101.70
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63             94.38                 109.25       82.85            89.33            91.96           104.73
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64             97.46                 109.51       85.55            92.06            94.95           107.83
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            100.63                 115.93       88.32            94.84            98.01           110.99
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            103.90                 119.40       91.15            97.66           101.17           114.21
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            107.30                 122.98       94.07           100.57           104.43           117.53
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            110.85                 126.72       97.12           103.62           107.84           120.98
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            114.60                 130.67      100.34           106.85           111.43           124.62
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            118.55                 134.87      103.76           110.32           115.22           128.48
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            122.74                 139.33      107.40           114.06           119.24           132.59
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            127.16                 144.06      111.27           118.05           123.48           136.93
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            131.80                 149.01      115.36           122.26           127.92           141.47
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            136.63                 154.15      119.65           126.66           132.55           146.18
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            141.64                 156.53      124.15           131.24           137.35           151.01
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            146.86                 156.00      128.86           136.01           142.36           155.77
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            149.50                 155.48      133.84           141.01           147.63           154.88
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            148.62                 155.07      139.18           146.34           148.31           154.06
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            147.95                 154.86      143.80           146.45           147.44           153.38
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            147.53                 154.81      142.69           145.54           146.79           152.84
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

------------------------------------------------------------------------------------------------------------------------------------
The Maximum Annual  Assessable  Premium  depends on the Age,  tobacco usage class,  risk class and, where  permitted,  gender of the
Insured.  The amounts shown above are  applicable for Insureds in the preferred risk class.  The Maximum Annual  Assessable  Premium for Insureds in a substandard risk class are higher than for Insureds in a preferred risk class.
------------------------------------------------------------------------------------------------------------------------------------

                                                             APPENDIX F

                                            AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                   Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is an indirect  wholly-owned  subsidiary of Skandia  Insurance Company Ltd.) as of December 31, 2002 and 2001, and the related consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December
31, 2002. These  consolidated  financial  statements are the  responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2002 and 2001,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2002, in conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, in 2002 the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other
Intangible Assets.

As discussed in Note 2, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133,
Accounting for Derivative Instruments and Hedging Activities.

/s/ Ernst & Young LLP

Hartford, Connecticut
February 3, 2003

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                 (in thousands, except share data)

                                                                           As of December 31,
                                                                          2002            2001
ASSETS
Investments:
   Fixed maturities - at fair value (amortized cost of $379,422
     and $356,882, respectively)                                     $       398,601 $       362,831
   Equity securities - at fair value (amortized cost of $52,017
     and $49,886, respectively)                                               51,769          45,083
   Derivative instruments - at fair value                                     10,370           5,525
   Policy loans                                                                7,559           6,559

     Total investments                                                       468,299         419,998

Cash and cash equivalents                                                     51,339               -
Accrued investment income                                                      4,196           4,737
Deferred acquisition costs                                                 1,117,544       1,383,281
Reinsurance receivable                                                         5,447           7,733
Receivable from affiliates                                                     3,961           3,283
Income tax receivable                                                              -          30,537
Deferred income taxes                                                         38,206               -
Fixed assets, at depreciated cost (accumulated depreciation of
$7,555 and $4,266, respectively)                                              12,132          17,752
Other assets                                                                 101,848         103,912
Separate account assets                                                   21,905,613      26,038,549

     Total assets                                                    $    23,708,585 $    28,009,782

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Reserves for future policy and contract benefits                     $       149,349 $        91,126
Accounts payable and accrued expenses                                        133,543         192,952
Income tax payable                                                             6,547               -
Deferred income taxes                                                              -          54,980
Payable to affiliates                                                          2,223         101,035
Future fees payable to American Skandia, Inc. ("ASI")                        708,249         799,472
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                110,000         144,000
Separate account liabilities                                              21,905,613      26,038,549

     Total liabilities                                                    23,025,524      27,432,114

Commitments and contingent liabilities (Note 18)

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   595,049         335,329
Retained earnings                                                             73,821         239,078
Accumulated other comprehensive income                                        11,691             761

     Total shareholder's equity                                              683,061         577,668

     Total liabilities and shareholder's equity                      $    23,708,585 $    28,009,782

                                          See notes to consolidated financial statements.
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Income
                                                           (in thousands)

                                                                       For the Years Ended December 31,
                                                                      2002          2001           2000

REVENUES

Annuity and life insurance charges and fees                       $    370,004  $    388,696  $    424,578
Fee income                                                              97,650       111,196       130,610
Net investment income                                                   19,632        20,126        18,595
Net realized capital (losses) gains                                     (9,614)          928          (688)
Other                                                                    2,176         1,770         4,883

   Total revenues                                                      479,848       522,716       577,978

EXPENSES

Benefits:
   Annuity and life insurance benefits                                   3,391         1,955           751
   Change in annuity and life insurance policy reserves                  2,741       (39,898)       49,339
   Guaranteed minimum death benefit claims, net of hedge                23,256        20,370         2,618
   Return credited to contract owners                                    5,196         5,796         8,463

     Total benefits                                                     34,584       (11,777)       61,171

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          188,728       196,755       150,597
   Amortization of deferred acquisition costs                          510,059       224,047       184,616
   Interest expense                                                     14,544        73,424        85,998

                                                                       713,331       494,226       421,211

   Total benefits and expenses                                         747,915       482,449       482,382

     (Loss) income from operations before income tax
(benefit) expense                                                     (268,067)       40,267        95,596

       Income tax (benefit) expense                                   (102,810)        7,168        30,779

         Net (loss) income                                        $   (165,257) $     33,099  $     64,817

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                           (in thousands)

                                                                                    Accumulated Other
                                                                                  Comprehensive Income
                                                                               ----------------------------
                                                                               -------------- -------------
                                                      Additional                  Foreign      Unrealized
                                          Common        Paid in    Retained      Currency        Gains
                                            Stock       Capital     Earnings    Translation     (Losses)       Total
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
         As of December 31, 1999              $2,500     $215,879    $141,162        $148          ($255)      $359,434
Net income                                                             64,817                                    64,817
Other comprehensive income:
   Unrealized capital gains                                                                          843            843
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                      433            433
   Foreign currency translation                                                       (66)                          (66)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                        1,210
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             66,027
Capital contributions                                      71,450                                                71,450
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2000                        2,500      287,329     205,979          82          1,021        496,911
Net income                                                             33,099                                    33,099
Other comprehensive loss:
   Unrealized capital losses                                                                        (261)          (261)
   Reclassification adjustment for
realized gains included in net
realized capital (losses) gains                                                                      (14)           (14)
   Foreign currency translation                                                       (67)                          (67)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive loss                                                                                           (342)
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             32,757
Capital contributions                                      48,000                                                48,000
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2001                        2,500      335,329     239,078          15            746        577,668
Net loss                                                             (165,257)                                 (165,257)
Other comprehensive income:
   Unrealized capital gains                                                                       10,434         10,434
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                    1,126          1,126
   Foreign currency translation                                                      (630)                         (630)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                       10,930
                                                                                                            ------------
                                                                                                            ------------
Comprehensive loss                                                                                             (154,327)
Capital contributions                                     259,720                                               259,720
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2002                       $2,500     $595,049     $73,821       $(615)       $12,306       $683,061

Unrealized  capital  gains  (losses)  is shown net of tax  expense  (benefit)  of $5,618,  ($140) and $454 for 2002,  2001 and 2000,
respectively.  Reclassification  adjustment for realized  losses (gains)  included in net realized  capital  (losses) gains is shown net of tax expense  (benefit) of $606, ($8) and $233 for 2002, 2001 and 2000,  respectively.  Foreign currency  translation is shown net of tax benefit of $339, $36 and $36 for 2002, 2001 and 2000, respectively.

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Cash Flows
                                                           (in thousands)

                                                                         For the Years Ended December 31,
                                                                           2002        2001        2000
Cash flow from operating activities:
   Net (loss) income                                                    $ (165,257) $   33,099  $   64,817
   Adjustments to reconcile net (loss) income to net
     cash (used in) provided by operating activities:
     Amortization and depreciation                                          21,649      13,374       5,758
     Deferral of acquisition costs                                        (244,322)   (209,136)   (495,103)
     Amortization of deferred acquisition costs                            510,059     224,047     184,616
     Deferred tax (benefit) expense                                        (99,071)     46,215      60,023
     Change in unrealized (gains) losses on derivatives                     (5,149)      2,902      (2,936)
     Increase (decrease) in policy reserves                                  3,293     (38,742)     50,892
     (Decrease) increase in net receivable/payable to affiliates           (99,490)    103,496     (72,063)
     Change in net income tax receivable/payable                            37,084       4,083     (58,888)
     Increase in other assets                                               (9,546)    (12,105)    (65,119)
     Decrease (increase) in accrued investment income                          541         472      (1,155)
     Decrease (increase) in reinsurance receivable                           2,286      (1,849)        420
     (Decrease) increase in accounts payable and accrued
expenses                                                                   (59,409)     55,912     (21,550)
     Net realized capital (gains) losses on derivatives                    (26,654)    (14,929)      5,554
     Net realized capital losses (gains) on investments                      9,616        (928)        688
       Net cash (used in) provided by operating activities                (124,370)    205,911    (344,046)

Cash flow from investing activities:
     Purchase of fixed maturity investments                               (388,053)   (462,820)   (380,737)
     Proceeds from sale and maturity of fixed
       maturity investments                                                367,263     390,816     303,736
     Purchase of derivatives                                               (61,998)   (103,533)    (14,781)
     Proceeds from exercise or sale of derivative instruments               88,956     113,051       5,936
     Purchase of shares in equity securities and dividend
reinvestments                                                              (49,713)    (55,430)    (18,136)
     Proceeds from sale of shares in equity securities                      34,220      25,228       8,345
     Purchase of fixed assets                                               (2,423)    (10,773)     (7,348)
     Increase in policy loans                                               (1,000)     (2,813)     (2,476)
       Net cash used in investing activities                               (12,748)   (106,274)   (105,461)

Cash flow from financing activities:
     Capital contribution                                                  259,720      48,000      71,450
     Pay down of surplus notes                                             (34,000)    (15,000)    (20,000)
     (Decrease) increase in future fees payable to ASI, net                (91,223)   (137,355)    358,376
     Deposits to contract owner accounts                                   808,209      59,681     172,441
     Withdrawals from contract owner accounts                             (164,964)   (130,476)   (102,603)
     Change in contract owner accounts, net of investment earnings        (588,315)     62,875     (55,468)
       Net cash provided by (used in) financing activities                 189,427    (112,275)    424,196

       Net increase (decrease) in cash and cash equivalents                 52,309     (12,638)    (25,311)
       Change in foreign currency translation                                 (970)       (103)       (101)
       Cash and cash equivalents at beginning of period                          -      12,741      38,153
       Cash and cash equivalents at end of period                       $   51,339  $        -  $   12,741
     Income taxes (received) paid                                       $  (40,823) $  (43,130) $   29,644
     Interest paid                                                      $   23,967  $   56,831  $  114,394
                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2002
                                                       (dollars in thousands)

1.       ORGANIZATION AND OPERATION

         American  Skandia  Life  Assurance  Corporation  ("ASLAC"  or the  "Company"),  with  its  principal  offices  in  Shelton,
         Connecticut,  is a wholly-owned  subsidiary of American  Skandia,  Inc.  ("ASI").  On December 19, 2002,  Skandia Insurance
         Company Ltd. (publ)  ("SICL"),  an insurance  company  organized under the laws of the Kingdom of Sweden,  and the ultimate parent company of the Company,  entered into a definitive purchase agreement with Prudential Financial,  Inc., a New Jersey corporation ("Prudential  Financial"),  whereby Prudential Financial will acquire the Company and certain of its affiliates
         (the  "Acquisition").  Consummation  of the  transaction is subject to various  closing  conditions,  including  regulatory approvals  and  approval of certain  matters by the board of directors  and  shareholders  of the mutual  funds  advised by
         American Skandia  Investment  Services,  Inc.  ("ASISI"),  a subsidiary of ASI. The transaction is expected to close during the second quarter of 2003.

         The  Company  develops  long-term  savings  and  retirement   products,   which  are  distributed  through  its  affiliated
         broker/dealer  company,  American Skandia Marketing,  Incorporated  ("ASM"). The Company currently issues term and variable universal life insurance and variable  deferred and immediate  annuities for individuals and groups in the United States of
         America and its territories.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life  insurance  company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $5,023 and $4,179 as of December 31, 2002, and 2001,
         respectively.  Skandia Vida has generated  net losses of $2,706,  $2,619 and $2,540 in 2002,  2001 and 2000,  respectively.
         As part of the  Acquisition,  it is expected  that the Company  will sell its  ownership  interest in Skandia Vida to SICL.
         The Company has filed for required  regulatory  approvals from the State of  Connecticut  and Mexico related to the sale of
         Skandia Vida.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting

                  The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted in the United States ("U.S.  GAAP").  Skandia Vida has been  consolidated  in these  financial statements.  Intercompany  transactions  and balances between the Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

         B.       New Accounting Standard

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133,  "Accounting
                  for  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS
                  133").  Derivative instruments held by the Company consist of equity put option contracts utilized to

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  manage  the  economic  risks  associated  with  guaranteed  minimum  death  benefits  ("GMDB").  These  derivative instruments are carried at fair value.  Realized and unrealized  gains and losses are reported in the Consolidated
                  Statements  of Income,  together  with GMDB claims  expense,  as a component of  Guaranteed  Minimum Death Benefit
                  Claims,  Net of Hedge.  The  adoption of SFAS No. 133 did not have a material  effect on the  Company's  financial statements.

                  Effective April 1, 2001, the Company adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest Income and Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial Assets."
                  Under the  consensus,  investors  in certain  asset-backed  securities  are  required  to record  changes in their estimated  yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value.  If the fair value of the  asset-backed  security has declined below its carrying amount and the decline is determined  to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue
                  99-20 did not have a significant effect on the Company's financial statements.

                  In July 2001,  the  Financial  Accounting  Standards  Board  ("FASB")  issued  Statement of  Financial  Accounting
                  Standards.  No. 142  "Accounting  for  Goodwill and  Intangible  Assets"  ("SFAS  142").  Under the new  standard, goodwill and intangible  assets deemed to have indefinite lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new  standard.  Other  intangible  assets  will  continue to be amortized over their useful lives.

                  The Company applied the new rules on the accounting for goodwill and other intangible  assets in the first quarter of 2002.  The adoption of SFAS 142 did not have a significant impact on the Company's financial statements.

C.       Investments

                  The Company has classified its fixed maturity investments as available-for-sale  and, as such, they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its equity securities held in support of a deferred  compensation plan (see Note 12) as available-for-sale.  Such  investments  are  carried  at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized capital gains and losses on disposal of investments are determined by the specific identification method.

                  Other than temporary  impairment  charges are  determined  based on an analysis that is performed on a security by security basis and includes quantitative and qualitative factors.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

D.       Derivative Instruments

                  The Company  uses  derivative  instruments,  which  consist of equity put option  contracts,  for risk  management purposes,  and not for trading or  speculation.  The Company  hedges the economic  GMDB exposure  associated  with equity  market  fluctuations.  As the equity  markets  decline,  the  Company's  exposure  to future  GMDB  claims increases.  Conversely,  as the equity markets  increase the Company's  exposure to future GMDB claims  decreases.
                  The claims exposure is reduced by the market value effect of the option contracts purchased.

                  Based on criteria  described in SFAS 133, the  Company's  fair value hedges do not qualify as  "effective"  hedges and, therefore, hedge accounting may not be applied.  Accordingly,  the derivative investments are carried at fair value with changes in unrealized  gains and losses being recorded in income as those changes occur.  As such, both realized and  unrealized  gains and losses are reported in the  Consolidated  Statements of Income,  together with
                  GMDB claims expense, as a component of Guaranteed Minimum Death Benefit Claims, Net of Hedge.

                  As of December 31, 2002 and 2001,  the  accumulated  difference  between  cost and market  value on the  Company's derivatives  was an  unrealized  gain of $1,434  and an  unrealized  loss of $3,715,  respectively.  The amount of realized and unrealized gains (losses) on the Company's  derivatives  recorded during the years ended December 31,
                  2002, 2001 and 2000 was $31,803, $12,027 and ($2,619), respectively.

E.       Cash Equivalents

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds purchased with a maturity date, at acquisition, of three months or less to be cash equivalents.

                  As of December 31, 2002, $50 of cash reflected on the Company's financial  statements was restricted in compliance with regulatory requirements.

         F.       State Insurance Licenses

                  Licenses to do business in all states have been  capitalized  and  reflected at the purchase  price of $6,000 less accumulated  amortization  of $2,038 at  December  31,  2002.  Due to the  adoption  of SFAS 142,  the cost of the licenses is no longer being  amortized  but is subjected to an annual  impairment  test.  As of December 31, 2002, the  Company  estimated  the fair  value of the  state  insurance  licenses  to be in excess  of book  value  and, therefore, no impairment charge was required.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         G.       Income Taxes

                  The Company is included in the  consolidated  federal  income tax return filed by Skandia  U.S.  Inc. and its U.S.
                  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal  income tax provision is computed on a separate return basis as adjusted for  consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover the value of losses utilized by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carry forward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         H.       Recognition of Revenue and Contract Benefits

                  Revenues for variable  deferred  annuity  contracts  consist of charges  against  contract owner account values or separate  accounts  for  mortality  and  expense  risks,  administration  fees,  surrender  charges  and an annual maintenance  fee per  contract.  Revenues  for  mortality  and expense risk  charges and  administration  fees are recognized as assessed  against the contract  holder.  Surrender  charge revenue is recognized  when the surrender charge is assessed  against the  contract  holder at the time of  surrender.  Annual  maintenance  fees are earned ratably throughout the year.

                  Benefit  reserves for the variable  investment  options on annuity  contracts  represent  the account value of the contracts and are included in the separate account liabilities.

                  Fee income from mutual fund organizations is recognized when assessed against assets under management.

                  Revenues for variable  immediate annuity and supplementary  contracts with life  contingencies  consist of certain charges  against  contract owner account values  including  mortality and expense risks and  administration  fees.
                  These charges and fees are recognized as revenue as assessed  against the contract  holder.  Benefit  reserves for variable  immediate  annuity  contracts  represent  the account  value of the  contracts  and are  included in the separate account liabilities.

                  Revenues for the market value adjusted fixed investment  option on annuity  contracts  consist of separate account investment  income reduced by amounts  credited to the contract  holder for interest.  This net spread is included in return  credited to contract  owners on the  consolidated  statements  of income.  Benefit  reserves  for these contracts represent the account value of the contracts plus a

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  market value  adjustment,  and are included in the general account reserve for future policy and contract benefits to the  extent in excess of the  separate  account  assets,  typically  for the  market  value  adjustment  at the reporting date.

                  Revenues for fixed immediate annuity and fixed supplementary  contracts without life contingencies  consist of net investment  income,  reported as a component of return credited to contract  owners.  Revenues for fixed immediate annuity contracts with life contingencies consist of single premium payments recognized as annuity  considerations when  received.  Benefit  reserves for these  contracts are based on applicable  actuarial  standards with assumed interest  rates that vary by issue year and are  included in the  general  account  reserve for future  policy and contract benefits.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2002 and 2001.

                  Revenues for variable life  insurance  contracts  consist of charges  against  contract  owner  account  values or separate  accounts for mortality and expense risk fees,  administration  fees, cost of insurance  fees,  taxes and surrender  charges.  Certain  contracts also include charges  against  premium to pay state premium taxes.  All of these charges are recognized as revenue when assessed against the contract  holder.  Benefit reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         I.       Deferred Acquisition Costs

                  The costs of acquiring new  business,  which vary with and are primarily  related to new business  generated,  are being  deferred,  net of  reinsurance.  These  costs  include  commissions,  purchase  credits,  costs of contract issuance, and certain selling expenses that vary with production.

                  The Company uses the retrospective  deposit method for amortizing deferred  acquisition costs. This method results in deferred acquisition costs being amortized in proportion to expected gross profits,  from surrender charges and policy and asset based fees,  net of operating and claim costs.  The deferred  acquisition  cost asset is adjusted retrospectively  and prospectively  when estimates of current and future gross profits to be realized from a group of products  are  revised.  Critical  assumptions  in  estimating  gross  profits  include  those for  surrenders, long-term  fund  growth  rate,  expenses  and death  benefits.  The  long-term  fund growth  rate,  in large part, determines  the  estimated  future asset levels on which the most  significant  revenues are based.  The Company's long-term  fund growth rate  assumption is 8% (net of charges  assessed  against the  underlying  mutual fund, but before charges assessed at the separate  account and contract  level).  When current period actual asset growth is greater or less than the Company's long-term expectation,  the Company adjusts the short-term asset growth rate to a level that will allow the Company,  in the short-term,  to resume the long-term  asset growth rate  expectation.
                  The short-term asset growth rate is subject to constraints surrounding actual market conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of deferred acquisition costs and related amortization for the years ended December 31, are as follows:

                                                                 2002            2001            2000
                  Balance at beginning of year              $   1,383,281   $   1,398,192   $   1,087,705
                  Acquisition costs deferred during the
                       year                                       244,322         209,136         495,103
                  Acquisition costs amortized during the
                       year                                      (510,059)       (224,047)       (184,616)
                  Balance at end of year                    $   1,117,544   $   1,383,281   $   1,398,192

                  As asset  growth  rates,  during  2002 and  2001,  have been far below the  Company's  long-term  assumption,  the adjustment to the short-term  asset growth rate had risen to a level,  before being capped,  that in  management's opinion was excessive in the current  market  environment.  Based on an analysis of those  short-term  rates,  the related estimates of future gross profits and an impairment study,  management of the Company  determined that the short-term  asset  growth  rate  should be reset to the  level of the  long-term  growth  rate  expectation  as of
                  September 30, 2002.  This resulted in an acceleration of amortization of approximately $206,000.

                  Throughout  the year,  the Company  also  updated  its future  estimated  gross  profits  with  respect to certain mortality  assumptions  reflecting actual experience and the decline in the equity markets resulting in additional increased amortization of approximately $72,000.

         J.       Reinsurance

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  At December 31, 2002 and 2001,  in accordance  with the  provisions of the modified  coinsurance  agreements,  the
                  Company accrued approximately $5,447 and $7,733,  respectively,  for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         K.       Translation of Foreign Currency

                  The  financial  position  and results of  operations  of Skandia  Vida are  measured  using local  currency as the functional  currency.  Assets and  liabilities  are  translated at the exchange  rate in effect at each  year-end.
                  Statements of income and changes in  shareholder's  equity  accounts are translated at the average rate prevailing during the year.  Translation  adjustments  arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         L.       Separate Accounts

                  Assets and liabilities in separate  accounts are included as separate  captions in the consolidated  statements of financial  condition.  Separate  account  assets  consist  principally  of long term bonds,  investments in mutual funds,  short-term  securities  and  cash and cash  equivalents,  all of which  are  carried  at fair  value.  The investments  are managed  predominately  through  ASISI,  utilizing  various fund  managers as  sub-advisors.  The remaining  investments  are  managed  by  independent  investment  firms.  The  contract  holder has the option of directing  funds to a wide variety of investment  options,  most of which invest in mutual funds.  The  investment risk on the  variable  portion  of a  contract  is  borne by the  contract  holder.  Fixed  options  with  minimum guaranteed  interest rates are also  available.  The Company bears the credit risk associated with the investments that support these fixed options.

                  Included in Separate Account  liabilities are reserves of $1,828,048 and $1,092,944 at December 31, 2002 and 2001,
                  respectively,  relating to deferred annuity investment options for which the contract holder is guaranteed a fixed rate of  return.  These  reserves  are  calculated  using the  Commissioners  Annuity  Reserve  Valuation  Method.
                  Separate  Account assets of $1,828,048 and $1,092,944 at December 31, 2002 and 2001,  respectively,  consisting of fixed maturities, equity securities,  short-term securities, cash and cash equivalents, accrued investment income, accrued liabilities and amounts due to/from the General Account are held in support of these annuity  obligations, pursuant to state regulation.

                  Included in the general  account,  within  Reserves for Future Policy and Contract  Benefits,  is the market value adjustment associated with the guaranteed,  fixed rate investment options, assuming the market value adjustment at the reporting date.

                  Net investment  income (including net realized capital gains and losses) and interest credited to contract holders on separate account assets are not separately reflected in the Consolidated Statements of Income.

M.       Unearned Performance Credits

                  The Company  defers  certain  bonus  credits  applied to  contract  holder  deposits.  The credit is reported as a contract holder liability within separate account  liabilities and the deferred expense is reported as a component of other  assets.  As the contract  holder must keep the contract  in-force for 10 years to earn the bonus credit, the Company  amortizes  the  deferred  expense on a  straight-line  basis over 10 years.  If the  contract  holder surrenders the contract or the contract holder dies prior to the end of 10 years,  the bonus credit is returned to the  Company.  This  component  of the bonus  credit  is  amortized  in  proportion  to  expected  surrenders  and mortality.  As of December  31, 2002 and 2001,  the  unearned  performance  credit  asset was $83,288 and $89,234, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         N.       Estimates

                  The  preparation of financial  statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more  significant  estimates and assumptions are related to deferred  acquisition costs and involve  estimates of future policy lapses,  investment returns and maintenance expenses.  Actual results could differ from those estimates.

3.       INVESTMENTS

         The  amortized  cost,  gross  unrealized  gains and losses and fair value of fixed  maturities  and  investments  in equity securities  as of December  31,  2002 and 2001 are shown  below.  All  securities  held at December  31, 2002 and 2001 were publicly traded.

         Investments in fixed maturities as of December 31, 2002 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
         U.S. Government obligations              $    270,969   $    15,658       $    (78)   $    286,549
         Obligations of state and political
           subdivisions                                    253             9             (1)            261
         Corporate securities                          108,200         3,631            (40)        111,791
              Totals                              $    379,422   $    19,298       $   (119)   $    398,601

         The amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December 31, 2002 are shown below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
                                                          Cost      Fair Value
         Due in one year or less                      $    12,793   $    12,884
         Due after one through five years                 165,574       171,830
         Due after five through ten years                 186,609       198,913
         Due after ten years                               14,446        14,974
           Total                                      $   379,422   $   398,601

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
              Totals                                 $356,882         $6,928          $(979)      $362,831

         Proceeds from sales of fixed  maturities  during 2002,  2001 and 2000 were $367,213,  $386,816 and $302,632,  respectively.
         Proceeds from maturities during 2002, 2001 and 2000 were $50, $4,000 and $1,104, respectively.

         The cost, gross unrealized gains/losses and fair value of investments in equity securities at December 31 are shown below:

                                                           Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
         2002                             $ 52,017         $ 136        $    (384)     $ 51,769
         2001                             $  49,886        $ 122        $ (4,925)      $ 45,083

         Net realized  investment  gains  (losses),  determined on a specific  identification  basis,  were as follows for the years ended December 31:

                                                          2002          2001           2000
         Fixed maturities:
           Gross gains                                $    8,213      $  8,849       $  1,002
           Gross losses                                   (4,468)       (4,387)        (3,450)

         Investment in equity securities:
           Gross gains                                        90           658          1,913
           Gross losses                                  (13,451)       (4,192)          (153)

              Totals                                  $   (9,616)     $    928       $   (688)

         During  2002,  the  Company  determined  that  certain  amounts  of its  investment  in equity  securities  were other than temporarily impaired and, accordingly, recorded a loss of $3,769.

         As of December  31, 2002,  the Company did not own any  investments  in fixed  maturity  securities  whose  carrying  value exceeded 10% of the Company's equity.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         As of December 31, 2002, the following fixed maturities were restricted in compliance with regulatory requirements:

         Security                                                      Fair Value
         U.S. Treasury Note, 6.25%, February 2003                           $4,345
         U.S. Treasury Note, 3.00%, November 2003                              183
         Puerto Rico Commonwealth, 4.60%, July 2004                            210
         Puerto Rico Commonwealth, 4.875%, July 2023                            52

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS

         The methods and assumptions used to determine the fair value of financial instruments are as follows:

         Fair values of fixed  maturities  with active markets are based on quoted market prices.  For fixed  maturities  that trade in less active markets, fair values are obtained from an independent pricing service.

         Fair values of equity securities are based on quoted market prices.

         The fair value of derivative instruments is determined based on the current value of the underlying index.

         The carrying  value of cash and cash  equivalents  (cost)  approximates  fair value due to the  short-term  nature of these investments.

         The carrying value of policy loans approximates fair value.

         Fair value of future fees payable to ASI are determined on a discounted  cash flow basis,  using best estimate  assumptions of lapses, mortality, free withdrawals and a long-term fund growth rate of 8% on the Company's assets under management.

         The  carrying  value of  short-term  borrowings  (cost)  approximates  fair  value  due to the  short-term  nature of these liabilities.

         Fair value of surplus  notes are  determined  based on a discounted  cash flow basis with a projected  payment of principal and all accrued interest at the maturity date (see Note 14 for payment restrictions).

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

         The fair values and carrying values of financial instruments at December 31, 2002 and 2001 are as follows:

                                                   December 31, 2002                December 31, 2001
                                             Fair Value     Carrying Value    Fair Value     Carrying Value
                                           -------------- ------------------ ------------- ------------------
                                           -------------- ------------------ ------------- ------------------
        Assets
        Fixed Maturities                         $398,601           $398,601      $362,831           $362,831
        Equity Securities                          51,769             51,769        45,083             45,083
        Derivative Instruments                     10,370             10,370         5,525              5,525
        Policy Loans                                7,559              7,559         6,559              6,559

        Liabilities
        Future Fees Payable to ASI                429,773            708,249       546,357            799,472
        Short-term Borrowing                       10,000             10,000        10,000             10,000
        Surplus Notes and accrued
           interest of $29,230 and
           $25,829 in 2002 and 2001,
           respectively                           140,777            139,230       174,454            169,829

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                                                          2002          2001           2000
         Fixed maturities                              $  18,015     $  18,788      $  13,502
         Cash and cash equivalents                         1,116           909          5,209
         Equity securities                                   809           622             99
         Policy loans                                        403           244             97
         Total investment income                          20,343        20,563         18,907
         Investment expenses                                (711)         (437)          (312)
         Net investment income                         $19,632       $  20,126      $  18,595

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                                                            2002          2001         2000
         Current tax benefit                            $    (3,739)   $  (39,047)  $   (29,244)
         Deferred tax expense, excluding operating
           loss carryforwards                                35,915        60,587        60,023
         Deferred tax benefit for operating and
           capital loss carryforwards                      (134,986)      (14,372)            -
              Total income tax (benefit) expense        $  (102,810)   $    7,168   $    30,779

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         Deferred tax assets (liabilities) include the following at December 31:

                                                           2002          2001
         Deferred tax assets:
           GAAP to tax reserve differences             $   165,348   $   241,503
           Future fees payable to ASI                       21,475        63,240
           Deferred compensation                            20,603        20,520
           Net operating loss carry forward                147,360        14,372
           Other                                             6,530        17,276
              Total deferred tax assets                    361,316       356,911

         Deferred tax liabilities:
           Deferred acquisition costs, net                (312,933)     (404,758)
           Net unrealized gains on fixed
              maturity securities                           (6,713)       (2,082)
           Other                                            (3,464)       (5,051)
              Total deferred tax liabilities              (323,110)     (411,891)
                Net deferred tax asset (liability)     $    38,206   $   (54,980)

         In  accordance  with SFAS 109, the Company has  performed an analysis of its deferred tax assets to assess  recoverability.
         Looking at a variety of items,  most  notably,  the timing of the reversal of  temporary  items and future  taxable  income projections, the Company determined that no valuation allowance is needed.

         The income tax (benefit)  expense was different from the amount computed by applying the federal  statutory tax rate of 35%
         to pre-tax income from continuing operations as follows:

                                                                   2002            2001           2000
         (Loss) income before taxes
           Domestic                                           $   (265,361)   $   42,886      $   98,136
           Foreign                                                  (2,706)       (2,619)         (2,540)
           Total                                                  (268,067)       40,267          95,596
           Income tax rate                                              35%           35%             35%
         Tax (benefit) expense at federal statutory income
           tax rate                                                (93,823)       14,093          33,459

         Tax effect of:
           Dividend received deduction                             (12,250)       (8,400)         (7,350)
           Losses of foreign subsidiary                                947           917             889
           Meals and entertainment                                     603           603             841
           State income taxes                                            -           (62)           (524)
           Federal provision to return differences                     709          (177)          3,235
           Other                                                     1,004           194             229
              Income tax (benefit) expense                    $   (102,810)   $    7,168      $   30,779

         The Company's net operating loss carry  forwards,  totaling  approximately  $421,029  (pre-tax) at December 31, 2002,  will expire in 2016 and 2017.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating costs (including rental of office space,  furniture,  and equipment) have been charged to the Company at cost by American Skandia Information Services and Technology  Corporation  ("ASIST"),  an affiliated company.  ASLAC signed a written service  agreement with ASIST for these services  executed and approved by the Connecticut  Insurance  Department in 1995.  This  agreement  automatically  continues in effect from year to year and may be  terminated by either party upon
         30 days written  notice.  The Company has also paid and charged  operating  costs to several of its  affiliates.  The total cost to the Company for these items was $8,177,  $6,179 and $13,974 in 2002, 2001 and 2000,  respectively.  Income received for these items was approximately $13,052, $13,166 and $11,186 in 2002, 2001 and 2000, respectively.

         Allocated  depreciation  expense  was  $7,440,  $8,764 and $9,073 in 2002,  2001 and 2000,  respectively.  Allocated  lease expense was $5,808,  $6,517 and $5,606 in 2002, 2001 and 2000,  respectively.  Allocated sub-lease rental income,  recorded as a reduction to lease  expense,  was $738,  $30 and $0 in 2002,  2001 and 2000,  respectively.  Assuming that the written service  agreement  between ASLAC and ASIST continues  indefinitely,  ASLAC's  allocated  future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease         Sub-Lease
                                  2003                            $     4,847      $     1,616
                                  2004                                  5,275            1,773
                                  2005                                  5,351            1,864
                                  2006                                  5,328            1,940
                                  2007                                  5,215            1,788
                                  2008 and thereafter                  19,629            7,380
                                  Total                           $    45,645      $    16,361

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated with the sales of business through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed  were  $8,255,  $6,610  and $6,064 in 2002,  2001 and 2000,  respectively.  As of  December  31,  2002 and 2001, amounts receivable under this agreement were approximately $458 and $639, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds from the transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection  with these  transactions,  ASI,  through  special purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the securitization  purchase agreements,  the rights transferred provide for ASI to receive a percentage
         (60%, 80% or 100% depending on the underlying  commission  option) of future  mortality and expense  charges and contingent deferred  sales  charges,  after  reinsurance,  expected to be realized over the remaining  surrender  charge period of the designated  contracts  (generally 6 to 8 years).  The liability for future fees payable to ASI at the balance sheet date is based on the consideration  received less principal repayments  according to amortization  schedules that were developed at the inception of the  transactions.  If actual  mortality and expense  charges and  contingent  deferred  sales charges are less than those projected in the original  amortization  schedules,  calculated on a transaction by transaction  basis, ASI has no  recourse  against  the  Company.  As  account  values  associated  with the  designated  contracts  have  declined, consistent  with the overall  decline in the equity  markets,  current  mortality and expense  charges have been lower than expected on certain  transactions and it is likely that future mortality and expense charges,  on those same  transactions, will be lower than originally  projected.  As a result,  the ultimate cash flows  associated with these  transactions  that will transfer to ASI may be lower than the current carrying amount of the liability (see Note 4).

         On April 12, 2002, the Company  entered into a new  securitization  purchase  agreement with ASI. This  transaction  covers designated  blocks of business issued from November 1, 2000 through  December 31, 2001. The estimated  present value of the transaction at April 12, 2002, using a discount rate of 6.00%, was $101,713.

         Payments,  representing  fees and charges in the  aggregate  amount,  of $186,810,  $207,731 and $219,523  were made by the
         Company to ASI in 2002,  2001 and 2000,  respectively.  Related  interest  expense of $828,  $59,873  and  $70,667 has been included in the consolidated statements of income for 2002, 2001 and 2000, respectively.

         The  Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the  Company  becomes  subject to an order of  liquidation  or  rehabilitation,  the  Commissioner  has the ability to restrict the payments due to ASI,  into a restricted  account,  under the Purchase  Agreement  subject to certain terms and conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective        Contract Issue        Discount       Present
           Transaction         Date          Date               Period              Rate          Value

             1996-1           12/17/96        9/1/96        1/1/94 - 6/30/96        7.5%          $50,221
             1997-1            7/23/97        6/1/97        3/1/96 - 4/30/97        7.5%           58,767
             1997-2           12/30/97       12/1/97        5/1/95 - 12/31/96       7.5%           77,552
             1997-3           12/30/97       12/1/97        5/1/96 - 10/31/97       7.5%           58,193
             1998-1            6/30/98        6/1/98        1/1/97 - 5/31/98        7.5%           61,180
             1998-2           11/10/98       10/1/98        5/1/97 - 8/31/98        7.0%           68,573
             1998-3           12/30/98       12/1/98        7/1/96 - 10/31/98       7.0%           40,128
             1999-1            6/23/99        6/1/99        4/1/94 - 4/30/99        7.5%          120,632
             1999-2           12/14/99       10/1/99       11/1/98 - 7/31/99        7.5%          145,078
             2000-1            3/22/00        2/1/00        8/1/99 - 1/31/00        7.5%          169,459
             2000-2            7/18/00        6/1/00        2/1/00 - 4/30/00        7.25%          92,399
             2000-3           12/28/00       12/1/00        5/1/00 - 10/31/00       7.25%         107,291
             2000-4           12/28/00       12/1/00        1/1/98 - 10/31/00       7.25%         107,139
             2002-1            4/12/02        3/1/02       11/1/00 - 12/31/01       6.00%         101,713

         Payments of future fees  payable to ASI,  according  to original  amortization  schedules,  as of December  31, 2002 are as follows:

                                          Year         Amount

                                          2003      $   186,854
                                          2004          171,093
                                          2005          147,902
                                          2006          117,761
                                          2007           66,270
                                          2008           18,369
                                          Total     $   708,249

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company  entered into an eleven year lease agreement for office space in Westminster,  Colorado,  effective  January 1,
         2001.  Lease expense for 2002 and 2001 was $2,583 and $1,602,  respectively.  Sub-lease  rental income was $227 in 2002 and
         $0 in 2001.  Future  minimum lease  payments and  sub-lease  receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease           Sub-Lease
                                   2003                          $    1,913         $      426
                                   2004                               1,982                455
                                   2005                               2,050                500
                                   2006                               2,050                533
                                   2007                               2,050                222
                                   2008 and thereafter                8,789                  0
                                   Total                         $   18,834         $    2,136

10.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis shareholder's equity was $279,957 and $226,780 at December 31, 2002 and 2001, respectively.

         The Company  incurred  statutory  basis net losses in 2002 of $192,474 due primarily to significant  declines in the equity markets,  increasing GMDB reserves calculated on a statutory basis.  Statutory basis net losses for 2001 were $121,957,  as compared to income of $11,550 in 2000.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from operations.  For 2003, no amounts may be distributed without prior approval.

11.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis financial  statements in accordance with accounting  practices  prescribed by the
         State  of  Connecticut  Insurance  Department.  Prescribed  statutory  accounting  practices  include  publications  of the
         National  Association of Insurance  Commissioners  (NAIC),  as well as state laws,  regulations and general  administrative rules.

         The NAIC adopted the  Codification  of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for  codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the
         Company has made the  necessary  changes in its  statutory  accounting  and  reporting  required  for  implementation.  The overall impact of adopting  codification in 2001 was a one-time,  cumulative change in accounting benefit recorded directly in statutory surplus of $12,047.

         In addition,  during 2001,  based on a  recommendation  from the State of  Connecticut  Insurance  Department,  the Company
         changed its statutory method of accounting for its

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

11.      STATUTORY ACCOUNTING PRACTICES (continued)

         liability  associated  with  securitized  variable  annuity  fees.  Under the new method of  accounting,  the liability for securitized  fees is  established  consistent  with the method of  accounting  for the liability  associated  with variable annuity fees ceded under  reinsurance  contracts.  This equates to the  statutory  liability  at any  valuation  date being equal to the  Commissioners  Annuity  Reserve  Valuation  Method (CARVM) offset related to the securitized  contracts.  The impact of this change in accounting,  representing  the difference in the liability  calculated under the old method versus the new  method as of January 1, 2001,  was  reported  as a  cumulative  effect of change in  accounting  benefit  recorded directly in statutory surplus of approximately $20,215.

         In 2001,  the Company,  in agreement  with the  Connecticut  Insurance  Department,  changed its reserving  methodology  to recognize free partial  withdrawals  and to reserve on a  "continuous"  rather than  "curtate"  basis.  The impact of these changes,  representing  the difference in reserves  calculated  under the new methods versus the old methods,  was recorded directly to surplus as changes in reserves on account of valuation  basis.  This resulted in an increase to the  unassigned deficit of approximately $40,511.

         Effective January 1, 2002, the Company adopted  Statement of Statutory  Accounting  Principles No. 82,  "Accounting for the
         Costs of Computer  Software  Developed or Obtained for Internal Use and Web Site  Development  Costs" ("SSAP 82").  SSAP 82
         requires the  capitalization  of certain costs incurred in connection with  developing or obtaining  internal use software.
         Prior to the adoption of SSAP 82, the Company  expensed all internal use software  related  costs as incurred.  The Company has  identified  and  capitalized  $5,935 of costs  associated  with  internal  use  software  as of January 1, 2002 and is amortizing the applicable  costs on a  straight-line  basis over a three year period.  The costs  capitalized as of January
         1, 2002 resulted in a direct increase to surplus.  Amortization expense for the year ended December 31, 2002 was $757.

12.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company  provides a 50% match on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's  salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and  certain of its  affiliates.  Expenses  related to this  program in 2002,  2001 and 2000 were $719,  $2,738 and $3,734, respectively.  Company  contributions  to this plan on behalf of the  participants  were  $921,  $2,549 and $4,255 in 2002,
         2001 and 2000, respectively.

         The  Company  has a  deferred  compensation  plan,  which is  available  to the field  marketing  staff and  certain  other employees.  Expenses  related  to this  program  in 2002,  2001 and 2000 were  $3,522,  $1,615  and  $1,030,  respectively.
         Company  contributions  to this plan on behalf of the participants  were $5,271,  $1,678 and $2,134 in 2002, 2001 and 2000, respectively.

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

12.      EMPLOYEE BENEFITS (continued)

         below the  officer  level.  These  programs  consist of  multiple  plans with new plans  instituted  each year.  Generally, participants  must remain  employed by the Company or its affiliates at the time such units are payable in order to receive any payments  under the programs.  The accrued  liability  representing  the value of these units was $7,083 and $13,645 as of December 31, 2002 and 2001,  respectively.  Expenses  (income)  related to these programs in 2002,  2001 and 2000,  were
         $1,471,  ($9,842) and $2,692,  respectively.  Payments under these programs were $8,033,  $8,377 and $13,697 in 2002,  2001 and 2000, respectively.

13.      FINANCIAL REINSURANCE

         The Company cedes insurance to other insurers in order to fund the cash strain  generated from commission  costs on current sales  and to limit its risk  exposure.  The  Company  uses  modified  coinsurance  reinsurance  arrangements  whereby  the reinsurer shares in the experience of a specified book of business.  These reinsurance  transactions  result in the Company receiving  from the  reinsurer an upfront  ceding  commission  on the book of business  ceded in exchange for the reinsurer receiving  in the  future,  the future  fees  generated  from that book of  business.  Such  transfer  does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their  obligation could result in losses to the Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2002, 2001 and 2000 was as follows:

        2002                                                            Gross          Ceded           Net
        Annuity and life insurance charges and fees                 $   406,272     $   (36,268)  $   370,004
        Return credited to contract owners                          $     5,221     $       (25)  $     5,196
        Underwriting, acquisition and other insurance
        expenses (deferal of acquisition costs)                     $   154,588     $    34,140   $   188,728
        Amortization of deferred acquisition costs                  $   542,945     $   (32,886)  $   510,059

        2001
        Annuity and life insurance charges and fees                 $   430,914     $   (42,218)  $   388,696
        Return credited to contract owners                          $     5,704     $        92   $     5,796
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   163,677     $    33,078   $   196,755
        Amortization of deferred acquisition costs                  $   231,290     $    (7,243)  $   224,047

        2000
        Annuity and life insurance charges and fees                 $   473,318     $   (48,740)  $   424,578
        Return credited to contract owners                          $     8,540     $       (77)  $     8,463
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   108,399     $    42,198   $   150,597
        Amortization of deferred acquisition costs                  $   205,174     $   (20,558)  $   184,616

         In December 2000, the Company entered into a modified  coinsurance  agreement with SICL covering  certain  contracts issued since January 1996.  The impact of this treaty to the

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

13.      FINANCIAL REINSURANCE (continued)

         Company was pre-tax (loss) income of ($4,137),  $8,394 and $23,341 in 2002,  2001 and 2000,  respectively.  At December 31,
         2002 and 2001, $675 and $1,137, respectively, was receivable from SICL under this agreement.

14.      SURPLUS NOTES

         The Company has issued  surplus notes to ASI in exchange for cash.  Surplus notes  outstanding  as of December 31, 2002 and
         2001, and interest expense for 2002, 2001 and 2000 were as follows:

                                                 Liability as of
                                                 December 31,                Interest Expense
                                   Interest                                  For the Years
         Note Issue Date           Rate          2002          2001          2002         2001         2000
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994         7.28%         -             -             -            -            732
         March 28, 1994            7.90%         -             -             -            -            794
         September 30, 1994        9.13%         -             -             -            1,282        1,392
         December 19, 1995         7.52%         -             10,000        520          763          765
         December 20, 1995         7.49%         -             15,000        777          1,139        1,142
         December 22, 1995         7.47%         -             9,000         465          682          684
         June 28, 1996             8.41%         40,000        40,000        3,411        3,411        3,420
         December 30, 1996         8.03%         70,000        70,000        5,699        5,699        5,715
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                   $110,000      $144,000      $10,872      $12,976      $14,644
                                                 ==========    ==========    =========    =========    =========

         On September 6, 2002,  surplus notes for $10,000,  dated December 19, 1995,  $15,000,  dated December 20, 1995, and $9,000, dated  December 22, 1995,  were repaid.  On December 3, 2001, a surplus note,  dated  September  30, 1994,  for $15,000 was repaid.  On December 27, 2000,  surplus  notes for $10,000,  dated  February 18, 1994,  and $10,000,  dated March 28, 1994, were repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal  for these notes is subject to certain  conditions  and require  approval by the  Insurance  Commissioner  of  the  State  of  Connecticut.  At  December  31,  2002  and  2001,  $29,230  and  $25,829,
         respectively, of accrued interest on surplus notes was not permitted for payment under these criteria.

15.      SHORT-TERM BORROWING

         The Company  had a $10,000  short-term  loan  payable to ASI at  December  31,  2002 and 2001 as part of a  revolving  loan agreement.  The loan had an interest  rate of 1.97% and  matured on January  13,  2003.  The loan was  subsequently  rolled over with a new interest  rate of 1.82% and a new maturity date of March 13, 2003.  The loan was further  extended to April
         30, 2003 and a new interest rate of 1.71%.  The total related  interest  expense to the Company was $271,  $522 and $687 in
         2002,  2001  and  2000,  respectively.  Accrued  interest  payable  was $10 and $113 as of  December  31,  2002  and  2001,
         respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SHORT-TERM BORROWING (continued)

         On January 3, 2002,  the Company  entered into a $150,000  credit  facility  with ASI. This credit  facility  terminates on
         December  31, 2005 and bears  interest at the offered  rate in the London  interbank  market  (LIBOR) plus 0.35 percent per annum for the  relevant  interest  period.  Interest  expense  related  to these  borrowings  was $2,243 for the year ended
         December 31, 2002.  As of December 31, 2002, no amount was outstanding under this credit facility.

16.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately  99% of the  Company's  separate  account  liabilities  are subject to  discretionary  withdrawal by contract owners at market value or with market value  adjustment.  Separate  account  assets,  which are carried at fair value,  are adequate to pay such  withdrawals,  which are generally  subject to surrender  charges ranging from 10% to 1% for contracts held less than 10 years.

17.      RESTRUCTURING CHARGES

         On March 22, 2001 and  December 3, 2001,  the  Company  announced  separate  plans to reduce  expenses to better  align its operating  infrastructure  with  the  current  investment  market  environment.  As part of the two  plans,  the  Company's workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially all areas of the Company.  Estimated  pre-tax  severance  benefits of $8,500 have been charged  against  2001  operations  related to these  reductions.  These  charges  have  been  reported  in the  Consolidated  Statements  of  Income  as a  component  of
         Underwriting,  Acquisition  and Other  Insurance  Expenses.  As of December 31, 2002 and 2001, the remaining  restructuring liability, relating primarily to the December 3, 2001 plan, was $12 and $4,104, respectively.

18.      COMMITMENTS AND CONTINGENT LIABILITIES

         In recent years, a number of annuity  companies have been named as defendants in class action lawsuits  relating to the use of variable  annuities as funding  vehicles for tax- qualified  retirement  accounts.  The Company is currently a defendant in one such lawsuit.  A purported  class action  complaint was filed in the United States  District  Court for the Southern
         District of New York on December  12,  2002,  by Diane C. Donovan  against the Company and certain of its  affiliates  (the
         "Donovan  Complaint").  The  Donovan  Complaint  seeks  unspecified  compensatory  damages and  injunctive  relief from the
         Company  and  certain of its  affiliates.  The Donovan  Complaint  claims  that the  Company and certain of its  affiliates violated  federal  securities laws in marketing  variable  annuities.  This litigation is in the  preliminary  stages.  The
         Company believes this action is without merit, and intends to vigorously defend against this action.

         The  Company is also  involved  in other  lawsuits  arising,  for the most part,  in the  ordinary  course of its  business operations.  While the outcome of these other  lawsuits  cannot be  determined  at this time,  after  consideration  of the defenses  available  to the  Company,  applicable  insurance  coverage and any related  reserves  established,  these other lawsuits are not expected to result in liability for amounts material to the financial  condition of the Company,  although it may adversely affect results of operations in future periods.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

18.      COMMITMENTS AND CONTINGENT LIABILITIES (continued)

         As  discussed  previously,  on December  19,  2002,  SICL entered  into a  definitive  purchase  agreement  (the  "Purchase
         Agreement") to sell its ownership interest in the Company and certain affiliates to Prudential  Financial for approximately
         $1.265  billion.  The closing of this  transaction,  which is  conditioned  upon  certain  customary  regulatory  and other approvals and conditions, is expected in the second quarter of 2003.

         The purchase  price that was agreed to between SICL and  Prudential  Financial was based on a September 30, 2002  valuation of the Company and certain  affiliates.  As a result,  assuming the  transaction  closes,  the  economics of the  Company's business from  September 30, 2002 forward will inure to the benefit or detriment of Prudential  Financial.  Included in the
         Purchase Agreement,  SICL has agreed to indemnify  Prudential  Financial for certain liabilities that may arise relating to periods prior to September 30, 2002. These  liabilities  generally include market conduct  activities,  as well as contract and regulatory compliance (referred to as "Covered Liabilities").

         Related to the  indemnification  provisions  contained in the Purchase  Agreement,  SICL has signed, for the benefit of the
         Company,  an indemnity letter,  effective December 19, 2002, to make the Company whole for certain Covered Liabilities that come to  fruition  during  the period  beginning  December  19,  2002 and ending  with the close of the  transaction.  This indemnification  effectively  transfers  the risk  associated  with  those  Covered  Liabilities  from the  Company to SICL concurrent with the signing of the definitive purchase agreement rather than waiting until the transaction closes.

19.      SEGMENT REPORTING

         Assets under management and sales for products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures about Segments of an Enterprise and Related  Information,"
         and the Company does not  anticipate  that they will be so in the future due to changes in the Company's  strategy to focus on its core variable annuity business.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2002                      March 31       June 30       Sept. 30        Dec. 31
        Premiums and other insurance revenues*    $   118,797   $    126,614   $    115,931   $    108,488
        Net investment income                           4,965          4,714          5,128          4,825
        Net realized capital losses                    (1,840)        (1,584)        (2,327)        (3,863)
        Total revenues                                121,922        129,744        118,732        109,450
        Benefits and expenses*                        112,759        160,721        323,529        150,906
        Pre-tax net income (loss)                       9,163        (30,977)      (204,797)       (41,456)
        Income tax expense (benefit)                    1,703        (11,746)       (72,754)       (20,013)
        Net income (loss)                         $     7,460   $    (19,231)  $   (132,043)  $    (21,443)

         *        For the quarters ended March 31, 2002 and June 30, 2002,  the Company had  overstated  premiums ceded in revenues.
                  The above  presentation  reflects  an equal and  offsetting  reclassification  of these  amounts to  benefits  and expenses with no net income impact.

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
        Premiums and other insurance revenues***  $   130,885   $    128,465   $    122,708   $    119,604
        Net investment income**                         5,381          4,997          5,006          4,742
        Net realized capital gains (losses)             1,902            373            376         (1,723)
        Total revenues                                138,168        133,835        128,090        122,623
        Benefits and expenses**  ***                  122,729        110,444        123,307        125,969
        Pre-tax net income (loss)                      15,439         23,391          4,783         (3,346)
        Income tax expense (benefit)                    4,034          7,451           (480)        (3,837)
        Net income                                $    11,405   $     15,940   $      5,263   $        491

         **       For the quarters ended March 31, 2001,  June 30, 2001 and September 30, 2001, the Company had reported  investment performance  associated  with its  derivatives  as net  investment  income.  The  above  presentation  reflects  a reclassification of these amounts to benefits and expenses.
         ***      For the quarters  ended  September 30, 2001 and December 31, 2001,  the Company had  overstated  premiums ceded in revenues.  The above presentation  reflects an equal and offsetting  reclassification of these amounts to benefits and expenses with no net income impact.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                 ****     For    the    quarters
                          ended March 31,  2000,
                          June     30,     2000,
                          September   30,   2000
                          and    December    31,
                          2000,  the Company had
                          reported    investment
                          performance
                          associated   with  its
                          derivatives   as   net
                          investment     income.
                          The              above
                          presentation  reflects
                          a reclassification  of
                          these    amounts    to
                          benefits           and
                          expenses.

                       APPENDIX G
           FINANCIAL STATEMENTS FOR AMERICAN
           SKANDIA LIFE ASSURANCE CORPORATION
                   SEPARATE ACCOUNT F

                                          Report of Independent Auditors

To the Contractowners of
     American Skandia Life Assurance Corporation
     Variable Account F and the
     Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation

We have  audited the  accompanying  statement of assets and  liabilities  and  contractowners'  equity of the sixty sub-accounts  of American  Skandia Life  Assurance  Corporation  Variable  Account F,  referred to in Note 1, as of
December 31, 2002,  and the related  statements of operations  and  statements of changes in net assets for each of the three years in the period then ended.  These  financial  statements  are the  responsibility  of the  Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with fund managers,  or by other appropriate  auditing procedures where replies from fund managers were not received.  An audit also includes assessing the accounting  principles used and significant estimates made by management,  as well as evaluating the overall financial statement  presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the sixty  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account F,
referred  to in Note 1, as of  December  31,  2002 and the  results of its  operations  and the  changes in its net assets for each of the three years in the period then ended,  in conformity with  accounting  principles  generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
March 25, 2003

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF ASSETS, LIABILITIES AND CONTRACTOWNER'S EQUITY
AS OF DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------      -----------------------------------------------------------------------------------------------------------

                                    ASSETS                                                                                                 LIABILITIES

Investment in mutual funds, at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                                 Payable to American Skandia Life Assurance Corporation                                            $ 65,349
            Alger All-Cap Growth Portfolio - 458,820 shares ( cost $2,659,290)                      $ 1,679,282       Payable to Evergreen Variable Annuity Trust                                                            198
            Alliance/Bernstein Growth + Value Portfolio - 28,939 shares ( cost $235,821)                209,806       Payable to Invesco Variable Investment Funds                                                         2,428
            Alliance Growth Portfolio - 243,135 shares ( cost $2,245,092)                             1,641,163       Payable to ProFunds VP                                                                               8,173
            Alliance Growth & Income Portfolio - 360,422 shares ( cost $6,593,397)                    4,890,923       Payable to Prudential Series Fund, Inc.                                                                 15
            American Century Income and Growth Portfolio - 215,342 shares ( cost $2,721,266)          2,026,368       Payable to Rydex Variable Trust                                                                        215
            American Century International Growth I Portfolio - 161,439 shares ( cost $1,637,020)     1,582,104
                                                                                                                                                                                                                 ----------------
            American Century Startegic Balanced Portfolio - 103,044 shares ( cost $1,318,084)         1,147,909                                 Total Liabilities                                                       $ 76,378
            Cohen & Steers Real Estate Portfolio -119,020 shares ( cost $1,243,726)                   1,196,156
            DeAm Bond Portfolio - 8,566 shares ( cost $89,601)                                           92,256
            DeAm Global Allocation Portfolio - 160,019 shares ( cost $1,892,915)                      1,500,979
            DeAm International Equity Portfolio - 108,844 shares ( cost $970,573)                       912,116                             NET ASSETS
            DeAm Large-Cap Growth Portfolio - 3,455 shares ( cost $27,578)                               26,745                                                                                       Unit
            DeAm Large-Cap Value Portfolio -71,965 shares ( cost $631,438)                              564,928       Contractowners' Equity                                        Units             Value
            DeAm Small-Cap Growth Portfolio - 249,601 shares ( cost $1,733,002)                       1,290,440
            DeAm Small-Cap Value Portfolio - 10,858 shares ( cost $96,112)                               84,150              AST - Alger All-Cap Growth Portfolio                        475,076          $ 3.53     $ 1,679,282
            Federated Aggressive Growth Portfolio - 23,442 shares ( cost $147,265)                      119,083              AST - Alliance/Bernstein Growth + Value Portfolio            29,344            7.15         209,806
            Federated High Yield Bond Portfolio - 290,928 shares ( cost $2,219,184)                   2,295,424              AST - Alliance Growth Portfolio                             223,920            7.33       1,641,163
            Gabelli All-Cap Value Portfolio - 132,587 shares ( cost $1,216,398)                       1,030,203              AST - Alliance Growth & Income Portfolio                    539,867            9.06       4,890,923
            Gabelli Small-Cap Value Portfolio -227,921 shares ( cost $2,913,013)                      2,641,600              AST - American Century Income & Growth Portfolio            259,067            7.82       2,026,368
            Goldman Sachs Concentrated Growth Portfolio - 296,426 shares ( cost $7,087,040)           4,953,270              AST - American Century International Growth I Portfolio     217,142            7.29       1,582,104
            Goldman Sachs Mid-Cap Growth Portfolio - 201,791 shares ( cost $874,566)                    581,158              AST - American Century Strategic Balanced Portfolio         115,587            9.93       1,147,909
            Goldman Sachs Small-Cap Value Portfolio -149,500 shares ( cost $2,197,983)                1,937,521              AST - Cohen & Steers Real Estate Portfolio                  103,361           11.57       1,196,156
            Invesco Capital Income Portfolio - 246,610 shares ( cost $3,603,836)                      3,094,957              AST - DeAm Bond Portfolio                                     8,633           10.69          92,256
            Lord Abbett Bond Debenture Portfolio - 87,866 shares ( cost $859,612)                       884,811              AST - DeAm Global Allocation Portfolio                      176,793            8.49       1,500,979
            Marsico Capital Growth Portfolio - 513,649 shares ( cost $8,062,492)                      6,019,972              AST - DeAm International Equity Portfolio                   142,458            6.40         912,116
            MFS Global Equity Portfolio - 49,358 shares ( cost $434,565)                                398,814              AST - DeAm Large-Cap Growth Portfolio                         3,482            7.68          26,745
            MFS Growth Portfolio - 284,536 shares ( cost $2,622,911)                                  1,690,145              AST - DeAm Large-Cap Value Portfolio                         73,527            7.68         564,928
            MFS Growth with Income Portfolio - 99,000 shares ( cost $815,259)                           687,061              AST - DeAm Small-Cap Growth Portfolio                       208,373            6.19       1,290,440
            Money Market Portfolio - 15,459,324 shares ( cost $15,459,324)                           15,459,324              AST - DeAm Small-Cap Value Portfolio                         10,943            7.69          84,150
            Neuberger & Berman Mid-Cap Growth Portfolio - 242,289 shares ( cost $3,284,088)           2,275,095              AST - Federated Aggressive Growth Portfolio                  23,881            4.99         119,083
            Neuberger & Berman Mid-Cap Value Portfolio - 294,052 shares ( cost $4,321,675)            3,849,136              AST - Federated High Yield Bond Portfolio                   265,985            8.63       2,295,424
            PBHG Small-Cap Growth Portfolio - 95,372 shares ( cost $1,688,102)                          992,827              AST - Gabelli All-Cap Value Portfolio                       135,033            7.63       1,030,203
            PIMCO Limited Maturity Bond Portfolio - 264,414 shares ( cost $2,917,752)                 3,003,749              AST - Gabelli Small-Cap Value Portfolio                     270,886            9.75       2,641,600
            PIMCO Total Return Bond Portfolio - 713,133 shares ( cost $8,322,028)                     8,728,750              AST - Goldman Sachs Concentrated Growth Portfolio           759,035            6.53       4,953,270
            Sanford Bernstein Core Value Portfolio - 60,507 shares ( cost $595,154)                     530,644              AST - Goldman Sachs Mid-Cap Growth Portfolio                208,020            2.79         581,158
            Sanford Bernstein Mgd Index 500 Portfolio - 317,178 shares ( cost $3,216,545)             2,775,303              AST - Goldman Sachs Small-Cap Value Portfolio               153,296           12.64       1,937,521
            Strong International Equity Portfolio -137,331 shares ( cost $1,675,674)                  1,678,190              AST - Invesco Capital Income Portfolio                      360,107            8.59       3,094,957
            T. Rowe Price Asset Allocation Portfolio - 47,178 shares ( cost $685,260)                   601,046              AST - Lord Abbett Bond Debenture Portfolio                   86,432           10.24         884,811
            T. Rowe Price Global Bond Portfolio - 49,432 shares ( cost $520,181)                        548,696              AST - Marsico Capital Growth Portfolio                      655,734            9.18       6,019,972
            T. Rowe Price Natural Resources Portfolio - 54,262 shares ( cost $720,100)                  735,786              AST - MFS Global Equity Portfolio                            51,134            7.80         398,814
            William Blair International Growth Portfolio -127,434 shares ( cost $1,858,395)             950,656              AST - MFS Growth Portfolio                                  295,259            5.72       1,690,145
      Evergreen Funds (Evergreen):                                                                                           AST - MFS Growth with Income Portfolio                      102,106            6.73         687,061
            VA Global Leaders Fund - 27,569 shares ( cost $325,974)                                     270,727              AST - Money Market Portfolio                              1,358,892           11.38      15,459,324
            VA Omega Fund - 77 shares ( cost $868)                                                          831              AST - Neuberger & Berman Mid-Cap Growth Portfolio           314,984            7.22       2,275,095
            VA Special Equity Fund - 43,483 shares ( cost $389,886)                                     308,730              AST - Neuberger & Berman Mid-Cap Value Portfolio            353,337           10.89       3,849,136
      Invesco Variable Investment Funds ( INVESCO ):                                                                         AST - PBHG Small-Cap Growth Portfolio                       132,463            7.50         992,827
            VIF Dynamics Fund - 86,708 shares ( cost $1,058,638)                                        740,486              AST - PIMCO Limited Maturity Bond Portfolio                 237,929           12.62       3,003,749
            VIF Financial Services Fund - 126,063 shares ( cost $1,512,675)                           1,323,666              AST - PIMCO Total Return Bond Portfolio                     661,070           13.20       8,728,750
            VIF Health Sciences Fund - 117,566 shares ( cost $1,959,090)                            $ 1,616,527              AST - Sanford Bernstein Core Value Portfolio                 61,498          $ 8.63       $ 530,644
            VIF Technology Fund - 121,501 shares ( cost $1,596,152)                                     992,667              AST - Sanford Bernstein Managed Index 500 Portfolio         332,949            8.34       2,775,303
            VIF Telecommunications Fund - 110,175 shares ( cost $544,449)                               301,879              AST - Strong International Equity Portfolio                 239,170            7.02       1,678,190
      Montgomery Variable Series ( Montgomery ):                                                                             AST - T. Rowe Price Asset Allocation Portfolio               62,516            9.61         601,046
            Emerging Markets Portfolio - 48,102 shares ( cost $304,069)                                 313,143              AST - T. Rowe Price Global Bond Portfolio                    48,389           11.34         548,696
      ProFunds VP (ProFunds):                                                                                                AST - T. Rowe Price Natural Resources Portfolio              60,813           12.10         735,786
            VP Bear - 6,638 shares ( cost $288,436)                                                     280,724              AST - William Blair International Growth Portfolio          136,925            6.94         950,656
            VP Bull Plus - 9,460 shares ( cost $144,537)                                                137,263              Evergreen - VA Global Leaders Fund                           38,168            7.09         270,727
            VP Europe 30 - 4,486 shares ( cost $86,656)                                                  80,785              Evergreen - VA Omega Fund                                       123            6.75             831
            VP OTC - 32,163 shares ( cost $406,860)                                                     346,070              Evergreen - VA Special Equity Fund                           43,546            7.09         308,730
            VP Ultra OTC - 278,846 shares ( cost $428,972)                                              418,269              INVESCO - VIF Dynamics Fund                                 125,025            5.92         740,486
            VP Ultra Small Cap - 9,118 shares ( cost $143,556)                                          133,488              INVESCO - VIF Financial Services Fund                       122,854           10.77       1,323,666
      Prudential Series Funds, Inc (Prudential):                                                                             INVESCO - VIF Health Sciences Fund                          169,082            9.56       1,616,527
            SP Jennison International Growth -3,711 shares ( cost $16,234)                               15,551              INVESCO - VIF Technology Fund                               290,034            3.42         992,667
      Rydex Variable Trust (Rydex):                                                                                          INVESCO - VIF Telecommunications Fund                       126,455            2.39         301,879
            Nova - 19,985 shares ( cost $193,195)                                                       103,523              Montgomery - Emerging Markets Portfolio                      44,511            7.04         313,143
            OTC - 7,615 shares ( cost $68,208)                                                           68,914              ProFunds - VP Bear                                           20,329           13.81         280,724
            Ursa - 14,416 shares ( cost $112,683)                                                       109,126              ProFunds - VP Bull Plus                                      29,028            4.73         137,263
                                                                                                                             ProFunds - VP Europe 30                                      14,851            5.44          80,785
                                                                                --------------------------------
                          Total Invested Assets                                                    $ 94,870,914              ProFunds - VP OTC                                            98,696            3.51         346,070
                                                                                                                             ProFunds - VP Ultra OTC                                     536,299            0.78         418,269
                                                                                                                             ProFunds - VP Ultra Small-Cap                                25,853            5.16         133,488
Receivable from American Skandia Trust                                                                 $ 76,093              Prudential - SP Jennison International Growth                 2,747            5.66          15,551
Receivable from Montgomery Variable Series                                                                  285              Rydex - Nova Fund                                            23,861            4.34         103,523
                                                                                --------------------------------
                          Total Receivables                                                            $ 76,378              Rydex - OTC Fund                                             26,568            2.59          68,914
                                                                                                                             Rydex - Ursa Fund                                             7,490           14.57         109,126

                                                                                                                                                                                                                 ----------------
                                                                                                                                                                                                                 ----------------
                                                                                                                                                Total Contractowners' Equity                                        $ 94,870,914

                                                                                --------------------------------                                                                                                 ----------------
                          Total Assets                                                             $ 94,947,292                                 Total Liabilities & Contractowner's Equity                          $ 94,947,292
                                                                                ================================                                                                                                 ================

----------------------------------------------------------------------------------------------------------------      -----------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            AAF              AAF           AST - Alger                                    AST - Alger                     AST - Alger                        AST - Alliance/Bernstein
                                                                              Total                                        Growth        Mid-Cap Growth          All-Cap Growth                              Growth                             Mid-Cap Growth                    Growth + Value
                                                                         -------------------------------------------   ---------------  ---------------------------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------------------------  ---------------   ---------------------------------------------  ------------------------------------------------------------------------------------------------
                                                                            Year Ended     Year Ended    Year Ended     Jan. 1 thru      Jan. 1 thru        Year Ended     Year Ended     Year Ended       Jan.1 thru   * Nov. 11 thru    Jan.1 thru     * Nov. 11 thru     Year Ended     * May 1 thru
                                                                          Dec. 31, 2002   Dec. 31, 2001 Dec. 31, 2000  Nov. 11, 2000 ** Nov. 11, 2000 **  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Feb. 16, 2001 **Dec. 31, 2000  Feb. 16, 2001 **  Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001
                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 1,118,172  $ 1,220,938    $ 695,199               $ -              $ -               $ -            $ -            $ -         $ 11,974          $ -            $ 4,988            $ -              $ 128            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (4,223,560)  (3,492,564)    (615,742)          (24,579)         (14,384)          (95,087)      (103,980)        (4,508)         (11,876)      (1,432)            (8,740)          (986)           (20,207)          (664)
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (3,105,388)  (2,271,626)      79,457           (24,579)         (14,384)          (95,087)      (103,980)        (4,508)              98       (1,432)            (3,752)          (986)           (20,079)          (664)
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                        101,609,199  118,515,863   83,551,486         2,709,072        1,864,479           609,778        712,469        201,126        2,191,502       42,117          1,664,510         36,321            336,514         40,009
   Cost of Securities Sold                                                    111,942,201  136,407,424   83,482,125         3,060,288        1,836,443           883,413      1,058,527        252,731        2,279,416       42,595          1,678,153         38,727            399,917         40,474
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
       Net Gain (Loss)                                                        (10,333,002) (17,891,561)      69,361          (351,216)          28,036          (273,635)      (346,058)       (51,605)         (87,914)        (478)           (13,643)        (2,406)           (63,403)          (465)

   Short-Term Capital Gain Distributions Received                                 458,997      934,599            -                 -                -                 -              -              -                -            -                  -              -                528              -
   Long-Term Capital Gain Distributions Received                                  438,109    1,925,505    2,199,594           299,471          162,551                 -              -              -                -            -                  -              -                  -              -
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
NET REALIZED GAIN (LOSS)                                                       (9,435,896) (15,031,457)   2,268,955           (51,745)         190,587          (273,635)      (346,058)       (51,605)         (87,914)        (478)           (13,643)        (2,406)           (62,875)          (465)

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         (8,386,824)  (9,562,580)   4,296,648           220,860           98,673          (277,226)      (228,704)             -         (106,815)           -            (37,158)             -              2,277              -
   End of Period                                                              (17,123,540)  (8,386,824)  (9,562,580)                -                -          (980,008)      (277,226)      (228,704)               -     (106,815)                 -        (37,158)           (26,015)         2,277
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------

NET UNREALIZED GAIN (LOSS)                                                     (8,736,716)   1,175,756  (13,859,228)         (220,860)         (98,673)         (702,782)       (48,522)      (228,704)         106,815     (106,815)            37,158        (37,158)           (28,292)         2,277
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------
                                                                         -------------------------------------------   ---------------  ---------------   ---------------------------------------------  ----------------------------   -------------------------------   -------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ (21,278,000)$(16,127,327)$(11,510,816)       $ (297,184)        $ 77,530      $ (1,071,504)    $ (498,560)    $ (284,817)        $ 18,999   $ (108,725)          $ 19,763      $ (40,550)        $ (111,246)       $ 1,148
                                                                         ===========================================   ===============  ===============   =============================================  ============================   ===============================   ===============================
                                                                         ===========================================   ===============  ===============   =============================================  ============================   ===============================   ===============================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AST - Alliance                                    AST - Alliance                                AST - American Century                         AST - American Century                         AST - American Century            AST - American Century
                                                                             Growth                                                Growth & Income                                  Income & Growth                             International Growth I                        International Growth II              Strategic Balanced
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                           Year Ended     Year Ended       Year Ended        Year Ended      Year Ended      Year Ended         Year Ended    Year Ended     Year Ended        Year Ended    Year Ended    Year Ended        Jan. 1 thru     Year Ended        Year Ended      Year Ended      Year Ended
                                                                         Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000      Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2002Dec. 31, 2001   Dec. 31, 2000   Sep. 24, 2001 **  Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   -------------------------------------------------------------------------------------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ -             $ -              $ -          $ 43,380        $ 30,377        $ 14,497          $ 20,977      $ 14,393         $ 4,779             $ -        $ 5,059           $ -              $ 907          $ 189           $ 26,858       $ 11,584          $ 5,667
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)       (80,549)        (78,119)          (9,958)         (222,860)       (159,688)        (23,260)          (85,147)      (82,597)        (15,828)        (74,312)       (60,697)       (4,711)            (3,734)        (1,701)           (45,314)       (28,576)          (5,801)
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                    (80,549)        (78,119)          (9,958)         (179,480)       (129,311)         (8,763)          (64,170)      (68,204)        (11,049)        (74,312)       (55,638)       (4,711)            (2,827)        (1,512)           (18,456)       (16,992)            (134)
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          627,680         536,678        1,385,045         1,093,644       1,569,455         691,151           300,773       445,654         380,933       3,123,459      2,207,029     6,028,724            150,965         35,256            212,311        109,868           57,687
   Cost of Securities Sold                                                    1,313,670       1,098,370        1,302,465         1,538,956       1,711,504         748,646           402,914       531,494         394,651       3,529,876      2,549,523     6,082,750            262,981         35,917            260,029        122,517           58,562
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
       Net Gain (Loss)                                                         (685,990)       (561,692)          82,580          (445,312)       (142,049)        (57,495)         (102,141)      (85,840)        (13,718)       (406,417)      (342,494)      (54,026)          (112,016)          (661)           (47,718)       (12,649)            (875)

   Short-Term Capital Gain Distributions Received                                     -         358,687                -           160,306          84,674               -                 -             -               -               -              -             -                  -              -                  -          5,728                -
   Long-Term Capital Gain Distributions Received                                      -          71,159           27,410           115,585         315,034         167,805                 -             -          51,314               -         77,175         6,202             34,720          9,072                  -          9,203           22,235
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
NET REALIZED GAIN (LOSS)                                                       (685,990)       (131,846)         109,990          (169,421)        257,659         110,310          (102,141)      (85,840)         37,596        (406,417)      (265,319)      (47,824)           (77,296)         8,411            (47,718)         2,282           21,360

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         (607,681)       (439,355)          64,908          (303,445)        101,524          66,445          (278,246)     (180,702)         41,505        (102,805)        22,061        15,664            (25,434)        11,355            (61,807)       (25,785)          18,724
   End of Period                                                               (603,929)       (607,681)        (439,355)       (1,702,473)       (303,445)        101,524          (694,899)     (278,246)       (180,702)        (54,916)      (102,805)       22,061                  -        (25,434)          (170,175)       (61,807)         (25,785)
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                        3,752        (168,326)        (504,263)       (1,399,028)       (404,969)         35,072          (416,653)      (97,544)       (222,208)         47,889       (124,866)        6,397             25,434        (36,789)          (108,368)       (36,022)         (44,509)
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------
                                                                         ------------------------------------------------  ------------------------------------------------   ---------------------------------------------   ------------------------------------------   -------------------------------   ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ (762,787)     $ (378,291)      $ (404,231)     $ (1,747,929)     $ (276,621)      $ 136,619        $ (582,964)   $ (251,588)     $ (195,661)     $ (432,840)    $ (445,823)    $ (46,138)         $ (54,689)     $ (29,890)        $ (174,542)     $ (50,732)       $ (23,283)
                                                                         ================================================  ================================================   =============================================   ==========================================   ===============================   ================================================
                                                                         ================================================  ================================================   =============================================   ==========================================   ===============================   ================================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                             AST - Cohen & Steers                       AST - DeAm              AST - DeAm Global                                AST - DeAm International                AST - DeAm                AST - DeAm                            AST - DeAm
                                                                          Real Estate                                      Bond            Allocation                                       Equity                                     Large-Cap Growth         Large-Cap Value                              Small-Cap Growth
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   --------------------------------------------------------------   ------------------------------------------
                                                                         --------------------------------------------------------------   --------------------------------------------------------------------------------------------------------------  ---------------------------------------------------------------------------------------
                                                                          Year Ended     Year Ended     Year Ended     * May 1 thru        Year Ended      Year Ended      Year Ended     Year Ended     Year Ended     Year Ended      * May 1 thru        Year Ended    Year Ended   * Oct. 23 thru    Year Ended     Year Ended   Year Ended
                                                                         Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000    Dec. 31, 2002      Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000    Dec. 31, 2002     Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                                         --------------------------------------------------------------   --------------------------------------------------------------------------------------------------------------  ---------------------------------------------------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 21,057       $ 14,856      $ 2,213                 $ -         $ 54,758         $ 33,879      $ 9,305              $ -            $ -          $ -                  $ -          $ 1,979          $ 67          $ -               $ -            $ -         $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (48,803)       (23,300)      (2,455)               (755)         (67,687)         (65,395)      (9,203)         (43,685)       (44,105)      (7,517)                 (69)         (24,529)      (11,353)           -           (74,063)       (75,491)     (9,643)
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (27,746)        (8,444)        (242)               (755)         (12,929)         (31,516)         102          (43,685)       (44,105)      (7,517)                 (69)         (22,550)      (11,286)           -           (74,063)       (75,491)     (9,643)
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         598,543      1,052,977      250,197               5,415          366,252          483,126      252,123        2,089,044        311,396    2,251,888                   69          464,765       238,471            2           433,333      1,537,700     517,782
   Cost of Securities Sold                                                     576,078      1,038,200      228,750               5,360          515,444          587,249      241,996        2,526,780        544,424    2,482,944                   70          529,507       246,953            2           637,665      2,435,744     633,920
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
       Net Gain (Loss)                                                          22,465         14,777       21,447                  55         (149,192)        (104,123)      10,127         (437,736)      (233,028)    (231,056)                  (1)         (64,742)       (8,482)           -          (204,332)      (898,044)   (116,138)

   Short-Term Capital Gain Distributions Received                                    -              -            -                   -                -                -            -                -              -            -                    -                -             -            -                 -        190,709           -
   Long-Term Capital Gain Distributions Received                                     -              -            -                   -                -                -       31,346                -              -       36,342                    -                -             -            -                 -        108,190       2,158
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
NET REALIZED GAIN (LOSS)                                                        22,465         14,777       21,447                  55         (149,192)        (104,123)      41,473         (437,736)      (233,028)    (194,714)                  (1)         (64,742)       (8,482)           -          (204,332)      (599,145)   (113,980)

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                          15,369         46,609        1,684                   -         (209,305)         (91,615)      32,730         (345,156)      (209,380)      25,093                    -          (16,032)           26            -          (205,497)      (286,577)      1,404
   End of Period                                                               (47,570)        15,369       46,609               2,655         (391,937)        (209,305)     (91,615)         (58,457)      (345,156)    (209,380)                (833)         (66,511)      (16,032)          26          (442,563)      (205,497)   (286,577)
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                     (62,939)       (31,240)      44,925               2,655         (182,632)        (117,690)    (124,346)         286,699       (135,776)    (234,473)                (833)         (50,479)      (16,058)          26          (237,066)        81,080    (287,981)
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------
                                                                         ------------------------------------------  ------------------   --------------------------------------------  -------------------------------------------   ------------------  ------------------------------------------   ------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ (68,220)     $ (24,907)    $ 66,130             $ 1,955       $ (344,753)      $ (253,329)   $ (82,771)      $ (194,722)    $ (412,909)  $ (436,704)              $ (903)      $ (137,771)    $ (35,826)        $ 26        $ (515,461)    $ (593,556) $ (411,604)
                                                                         ==========================================  ==================   ============================================  ===========================================   ==================  ==========================================   ==========================================
                                                                         ==========================================  ==================   ============================================  ===========================================   ==================  ==========================================   ==========================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            AST - DeAm               AST - Federated                               AST - Federated                                AST - Gabelli                                  AST - Gabelli                           AST - Goldman Sachs
                                                                         Small-Cap Value            Aggressive Growth                              High Yield Bond                         All-Cap Value                                        Small-Cap Value                          Concentrated Growth
                                                                         -----------------   ---------------------------------------------   --------------------------------------------  --------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   --------------------------------------------  --------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                           * May 1 thru        Year Ended      Year Ended    * Oct. 23 thru    Year Ended    Year Ended     Year Ended       Year Ended    Year Ended   * Oct. 23 thru     Year Ended    Year Ended    Year Ended      Year Ended   Year Ended   Year Ended
                                                                          Dec. 31, 2002      Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000     Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001Dec. 31, 2000
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                       $ -               $ -             $ 18          $ -         $ 153,523     $ 115,548       $ 65,466          $ 9,742         $ 116            $ -         $ 10,409       $ 5,506      $ 1,685        $ 43,959          $ -     $ 10,736
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)          (1,220)           (9,040)          (2,026)           -           (80,943)      (54,591)        (8,523)         (57,931)      (37,565)            (1)        (114,298)      (59,720)      (5,236)       (291,844)    (352,116)    (114,711)
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
NET INVESTMENT INCOME (LOSS)                                                       (1,220)           (9,040)          (2,008)           -            72,580        60,957         56,943          (48,189)      (37,449)            (1)        (103,889)      (54,214)      (3,551)       (247,885)    (352,116)    (103,975)
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                             27,345           154,943          372,310            -         4,122,713     3,712,882        262,251          911,733     1,465,531            620        1,976,413     1,562,454    2,380,121       1,576,598    9,052,831    6,477,710
   Cost of Securities Sold                                                         30,682           175,091          378,330            -         4,281,016     3,965,334        298,345        1,126,240     1,551,481            620        2,033,858     1,558,327    2,327,867       2,443,658   14,962,816    6,456,959
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
       Net Gain (Loss)                                                             (3,337)          (20,148)          (6,020)           -          (158,303)     (252,452)       (36,094)        (214,507)      (85,950)             -          (57,445)        4,127       52,254        (867,060)  (5,909,985)      20,751

   Short-Term Capital Gain Distributions Received                                       -               561                -            -                 -             -              -                -           122              -                -         7,379            -               -            -            -
   Long-Term Capital Gain Distributions Received                                        -                 -                -            -                 -             -              -                -             -              -           38,452        48,871       14,677               -            -      698,720
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
NET REALIZED GAIN (LOSS)                                                           (3,337)          (19,587)          (6,020)           -          (158,303)     (252,452)       (36,094)        (214,507)      (85,828)             -          (18,993)       60,377       66,931        (867,060)  (5,909,985)     719,471

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                  -             3,704                -            -            14,896      (104,939)         4,070           10,558           109              -           41,903        44,664        3,427        (678,196)  (3,239,494)   1,467,017
   End of Period                                                                  (11,963)          (28,182)           3,704            -            76,240        14,896       (104,939)        (186,195)       10,558            109         (271,412)       41,903       44,664      (2,133,769)    (678,196)  (3,239,494)
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------

NET UNREALIZED GAIN (LOSS)                                                        (11,963)          (31,886)           3,704            -            61,344       119,835       (109,011)        (196,753)       10,449            109         (313,315)       (2,761)      41,236      (1,455,573)   2,561,298   (4,706,511)
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------
                                                                         -----------------   ---------------------------------------------   ------------------------------------------------------------------------------------------   -----------------------------------------   ---------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (16,520)        $ (60,513)        $ (4,324)         $ -         $ (24,379)    $ (71,660)     $ (88,162)      $ (459,449)   $ (112,828)         $ 108       $ (436,197)      $ 3,402    $ 104,616    $ (2,570,518) $(3,700,803) $(4,091,015)
                                                                         =================   =============================================   ==========================================================================================   =========================================   =======================================
                                                                         =================   =============================================   ==========================================================================================   =========================================   =======================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                             AST - Goldman Sachs                            AST - Goldman Sachs                                AST - Invesco                                     AST - Kinetics                               AST - Lord Abbett                                 AST - Marsico
                                                                                Mid-Cap Growth                                Small-Cap Value                                  Capital Income                                Internet                                           Bond Debenture                                 Capital Growth
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------   ---------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------   -------------------------------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended     Year Ended   * May 1 thru      Year Ended     Year Ended      Year Ended        Year Ended      Year Ended      Year Ended        Jan. 1 thru     Year Ended    * Oct. 23 thru   Year Ended     Year Ended    * Oct. 23 thru     Year Ended     Year Ended     Year Ended
                                                                         Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000      May 3, 2002 ** Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                                         --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -          $ 446           $ -          $ 7,211             $ -            $ -           $ 81,036       $ 45,575         $ 20,571             $ 102            $ -            $ -        $ 13,698            $ 4            $ -               $ -            $ -            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (31,925)       (32,285)       (2,095)        (103,067)        (46,144)        (3,516)          (124,323)      (108,281)         (16,013)             (502)        (1,237)            (1)        (18,482)        (8,603)             -          (277,036)      (236,540)       (59,139)
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (31,925)       (31,839)       (2,095)         (95,856)        (46,144)        (3,516)           (43,287)       (62,706)           4,558              (400)        (1,237)            (1)         (4,784)        (8,599)             -          (277,036)      (236,540)       (59,139)
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         151,197        275,514        88,139          656,335       1,035,282        149,484          1,775,299      3,758,358          243,940            83,117         47,235             30         438,607        506,104              -         1,482,304      1,213,142      1,647,959
   Cost of Securities Sold                                                     347,130        570,447       109,828          711,061         917,791        128,126          1,905,849      4,105,604          248,981            85,512         50,774             34         456,971        521,646              -         2,332,882      1,485,059      1,320,732
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
       Net Gain (Loss)                                                        (195,933)      (294,933)      (21,689)         (54,726)        117,491         21,358           (130,550)      (347,246)          (5,041)           (2,395)        (3,539)            (4)        (18,364)       (15,542)             -          (850,578)      (271,917)       327,227

   Short-Term Capital Gain Distributions Received                                    -              -             -           93,908               -              -                  -              -                -                 -              -              -               -              1              -                 -              -              -
   Long-Term Capital Gain Distributions Received                                     -              -             -           68,897               -              -                  -         20,587           80,343                 -              -              -               -              -              -                 -        121,528        105,310
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
NET REALIZED GAIN (LOSS)                                                      (195,933)      (294,933)      (21,689)         108,079         117,491         21,358           (130,550)      (326,659)          75,302            (2,395)        (3,539)            (4)        (18,364)       (15,541)             -          (850,578)      (150,389)       432,537

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        (283,811)      (215,030)            -          101,750         100,637          6,878             86,509          2,282           26,706              (540)          (160)             -           6,853              -              -        (1,798,865)      (485,132)       743,008
   End of Period                                                              (293,409)      (283,811)     (215,030)        (260,462)        101,750        100,637           (508,880)        86,509            2,282                 -           (540)          (160)         25,199          6,853              -        (2,042,519)    (1,798,865)      (485,132)
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                      (9,598)       (68,781)     (215,030)        (362,212)          1,113         93,760           (595,389)        84,227          (24,425)              540           (380)          (160)         18,346          6,853              -          (243,654)    (1,313,733)    (1,228,140)
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   ---------------------------------------------   ------------------------------------------------------------------------------------------------  --------------------------------------------   ---------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ (237,456)    $ (395,553)   $ (238,814)      $ (349,989)       $ 72,460      $ 111,602         $ (769,226)    $ (305,138)        $ 55,435          $ (2,255)      $ (5,156)        $ (165)       $ (4,802)     $ (17,287)           $ -      $ (1,371,268)  $ (1,700,662)    $ (854,742)
                                                                         ===========================================   =============================================   ================================================================================================  ============================================   =============================================
                                                                         ===========================================   =============================================   ================================================================================================  ============================================   =============================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                           AST - MFS                                    AST - MFS                                   AST - MFS                                      AST                                             AST - Neuberger & Berman                     AST - Neuberger & Berman
                                                                                Global Equity                            Growth                                       Growth with Income                              Money Market                               Mid-Cap Growth                                Mid-Cap Value
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended    Year Ended    Year Ended     Year Ended      Year Ended    Year Ended     Year Ended     Year Ended    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                                         Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                                         -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                   $ 37            $ -         $ 27              $ -           $ 49          $ 6         $ 2,925         $ 524         $ 48         $ 209,219     $ 549,737    $ 420,723              $ -           $ -          $ -         $ 19,087         $ 2,724      $ 1,252
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (13,770)        (9,971)        (484)         (81,178)       (79,458)      (1,420)        (31,041)      (20,818)      (1,388)         (630,338)     (593,340)     (76,107)        (114,881)     (103,172)     (17,760)        (174,401)        (98,411)      (8,438)
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (13,733)        (9,971)        (457)         (81,178)       (79,409)      (1,414)        (28,116)      (20,294)      (1,340)         (421,119)      (43,603)     344,616         (114,881)     (103,172)     (17,760)        (155,314)        (95,687)      (7,186)
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          63,718        381,698       98,988          329,970        549,584       35,912         275,407       122,261      136,554        34,648,513    40,613,871   31,721,428          676,005     1,496,630    1,637,352        1,174,963       1,556,942      564,007
   Cost of Securities Sold                                                      67,565        422,703       99,890          497,047        687,758       33,447         399,704       139,441      133,352        34,648,513    40,613,871   31,721,428        1,082,848     2,585,402    1,575,695        1,375,714       1,569,736      501,543
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
       Net Gain (Loss)                                                          (3,847)       (41,005)        (902)        (167,077)      (138,174)       2,465        (124,297)      (17,180)       3,202                 -             -            -         (406,843)   (1,088,772)      61,657         (200,751)        (12,794)      62,464

   Short-Term Capital Gain Distributions Received                                    -              -            -                -              -            -               -             -            -                 -             -            -                -        40,773            -          102,823          95,006            -
   Long-Term Capital Gain Distributions Received                                     -              -            -                -              -            -               -             -            -                 -             -            -                -       317,961       14,887           77,023          11,132        1,507
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
NET REALIZED GAIN (LOSS)                                                        (3,847)       (41,005)        (902)        (167,077)      (138,174)       2,465        (124,297)      (17,180)       3,202                 -             -            -         (406,843)     (730,038)      76,544          (20,905)         93,344       63,971

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                           9,063         (3,678)           -         (399,933)       (36,407)       2,366         (60,126)       (5,118)         293                 -             -            -         (411,190)     (385,080)     113,016           42,787         186,537       17,291
   End of Period                                                               (35,751)         9,063       (3,678)        (932,765)      (399,933)     (36,407)       (128,198)      (60,126)      (5,118)                -             -            -       (1,008,993)     (411,190)    (385,080)        (472,539)         42,787      186,537
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                     (44,814)        12,741       (3,678)        (532,832)      (363,526)     (38,773)        (68,072)      (55,008)      (5,411)                -             -            -         (597,803)      (26,110)    (498,096)        (515,326)       (143,750)     169,246
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------
                                                                         ------------------------------------------   ------------------------------------------  -----------------------------------------   ------------------------------------------   -----------------------------------------   -------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ (62,394)     $ (38,235)    $ (5,037)      $ (781,087)    $ (581,109)   $ (37,722)     $ (220,485)    $ (92,482)    $ (3,549)       $ (421,119)    $ (43,603)   $ 344,616     $ (1,119,527)   $ (859,320)  $ (439,312)      $ (691,545)     $ (146,093)   $ 226,031
                                                                         ==========================================   ==========================================  =========================================   ==========================================   =========================================   ===========================================
                                                                         ==========================================   ==========================================  =========================================   ==========================================   =========================================   ===========================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                          AST - PBHG                                        AST - PIMCO Limited                               AST - PIMCO                                    AST - Sanford              AST - Sanford Bernstein                             AST - Scudder
                                                                               Small-Cap Growth                                Maturity Bond                               Total Return Bond                             Bernstein Core Value              Managed Index 500                            Japan
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------------------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                          Year Ended     Year Ended    Year Ended        Year Ended     Year Ended      Year Ended      Year Ended    Year Ended     Year Ended        Year Ended    * May 1 thru      Year Ended     Year Ended    Year Ended       Jan. 1 thru     Year Ended   * Oct. 23 thru
                                                                         Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   May 3, 2002 ** Dec. 31, 2001  Dec. 31, 2000
                                                                         ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -            $ -           $ -           $ 66,222      $ 56,172      $ 39,188         $ 196,174     $ 141,102        $ 67,671            $ 879            $ -         $ 33,464       $ 20,719      $ 10,737               $ -            $ -            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (59,063)       (57,050)      (25,641)          (107,452)      (42,269)       (6,652)         (270,017)     (142,569)        (16,885)         (23,690)        (2,034)        (120,927)      (107,046)      (26,031)             (187)          (321)             -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (59,063)       (57,050)      (25,641)           (41,230)       13,903        32,536           (73,843)       (1,467)         50,786          (22,811)        (2,034)         (87,463)       (86,327)      (15,294)             (187)          (321)             -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         298,197        462,218       885,829          1,801,515       584,307     1,364,304         8,420,940     6,246,984       4,073,390          328,562         53,376        1,899,200      3,057,462     1,672,915            81,559        724,938        142,515
   Cost of Securities Sold                                                   1,067,796      1,190,155       602,001          1,795,115       567,408     1,366,375         8,461,386     6,123,885       4,017,574          368,463         57,624        2,299,866      3,436,065     1,692,156            80,573        722,137        141,418
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
       Net Gain (Loss)                                                        (769,599)      (727,937)      283,828              6,400        16,899        (2,071)          (40,446)      123,099          55,816          (39,901)        (4,248)        (400,666)      (378,603)      (19,241)              986          2,801          1,097

   Short-Term Capital Gain Distributions Received                                    -              -             -             19,838             -             -            66,975             -               -                -              -                -              -             -                 -              -              -
   Long-Term Capital Gain Distributions Received                                     -        242,484       245,244                  -             -             -           112,769             -               -                -              -                -         25,165       127,736                 -              -              -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
NET REALIZED GAIN (LOSS)                                                      (769,599)      (485,453)      529,072             26,238        16,899        (2,071)          139,298       123,099          55,816          (39,901)        (4,248)        (400,666)      (353,438)      108,495               986          2,801          1,097

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                        (977,168)    (1,336,269)      641,965             29,707        16,621        13,073            89,336        57,082           2,269           13,666              -          (85,986)      (158,818)      147,293               (45)             -              -
   End of Period                                                              (695,275)      (977,168)   (1,336,269)            85,997        29,707        16,621           406,721        89,336          57,082          (64,510)        13,666         (441,242)       (85,986)     (158,818)                -            (45)             -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                     281,893        359,101    (1,978,234)            56,290        13,086         3,548           317,385        32,254          54,814          (78,176)        13,666         (355,256)        72,832      (306,113)               45            (45)             -
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------  ------------------------------   -------------------------------------------   ---------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ (546,769)    $ (183,402) $ (1,474,803)          $ 41,298      $ 43,888      $ 34,013         $ 382,840     $ 153,886       $ 161,416       $ (140,888)       $ 7,384       $ (843,385)    $ (366,933)   $ (212,912)            $ 844        $ 2,435        $ 1,097
                                                                         ===========================================   ============================================   =============================================  ==============================   ===========================================   =============================================
                                                                         ===========================================   ============================================   =============================================  ==============================   ===========================================   =============================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                AST - Strong                               AST - T. Rowe Price                            AST - T. Rowe Price                          AST - T. Rowe Price                           AST - William Blair                          Evergreen
                                                                            International Equity                             Asset Allocation                                 Global Bond                               Natural Resources                           International Growth                              VA Global Leaders
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                          Year Ended    Year Ended     Year Ended       Year Ended     Year Ended     Year Ended       Year Ended     Year Ended    Year Ended      Year Ended    Year Ended    Year Ended       Year Ended     Year Ended      Year Ended        Year Ended     Year Ended      Year Ended
                                                                         Dec. 31, 2002Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2000
                                                                         -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                               $ 9,371        $ 2,315        $ 1,007         $ 15,462       $ 14,058        $ 7,427              $ -            $ -         $ 189         $ 8,760       $ 3,111         $ 820         $ 46,026        $ 94,852       $ 10,426           $ 2,034         $ 1,310          $ 286
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)     (75,331)       (64,516)        (8,052)         (26,518)       (19,390)        (4,575)         (16,458)        (6,696)         (380)        (31,538)      (18,142)       (1,630)         (57,394)        (70,573)       (28,891)           (9,814)         (3,560)          (287)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                  (65,960)       (62,201)        (7,045)         (11,056)        (5,332)         2,852          (16,458)        (6,696)         (191)        (22,778)      (15,031)         (810)         (11,368)         24,279        (18,465)           (7,780)         (2,250)            (1)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                     15,073,302     10,983,207      7,503,375           97,465        328,967         79,700          625,417        223,316         2,173       1,943,830       995,247       152,748          283,150         854,421        870,022            77,434          56,382        115,361
   Cost of Securities Sold                                                 15,324,148     11,489,480      7,761,826          127,653        393,518         75,530          590,143        216,579         2,343       2,029,825     1,011,199       143,040          809,869       1,573,352        592,873            91,260          69,040        114,268
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
       Net Gain (Loss)                                                       (250,846)      (506,273)      (258,451)         (30,188)       (64,551)         4,170           35,274          6,737          (170)        (85,995)      (15,952)        9,708         (526,719)       (718,931)       277,149           (13,826)        (12,658)         1,093

   Short-Term Capital Gain Distributions Received                                   -              -              -                -              -              -                -              -             -          14,058         6,048             -                -         144,591              -                 -               -              -
   Long-Term Capital Gain Distributions Received                                    -        152,912         64,992           19,806         47,287          2,983                -              -             -           5,577        13,458             -                -         308,345         14,607                 -               -              -
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
NET REALIZED GAIN (LOSS)                                                     (250,846)      (353,361)      (193,459)         (10,382)       (17,264)         7,153           35,274          6,737          (170)        (66,360)        3,554         9,708         (526,719)       (265,995)       291,756           (13,826)        (12,658)         1,093

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         20,401          7,073         20,893          (17,893)        (4,403)        13,540              471          2,236            40          11,129        29,726          (756)      (1,046,852)       (724,833)       432,071              (798)         (2,144)             -
   End of Period                                                                2,516         20,401          7,073          (84,214)       (17,893)        (4,403)          28,515            471         2,236          15,686        11,129        29,726         (907,739)     (1,046,852)      (724,833)          (55,247)           (798)        (2,144)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                    (17,885)        13,328        (13,820)         (66,321)       (13,490)       (17,943)          28,044         (1,765)        2,196           4,557       (18,597)       30,481          139,113        (322,019)    (1,156,904)          (54,449)          1,346         (2,144)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------------------  ------------------------------------------   ---------------------------------------------   ----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ (334,691)    $ (402,234)    $ (214,324)       $ (87,759)     $ (36,086)      $ (7,938)        $ 46,860       $ (1,724)      $ 1,835       $ (84,581)    $ (30,074)     $ 39,379       $ (398,974)     $ (563,735)    $ (883,613)        $ (76,055)      $ (13,562)      $ (1,052)
                                                                         ===========================================   ============================================   ===========================================  ==========================================   =============================================   ==============================================
                                                                         ===========================================   ============================================   ===========================================  ==========================================   =============================================   ==============================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                           Evergreen                      Evergreen                                       INVESCO                                          INVESCO                                       INVESCO                                          INVESCO
                                                                            VA Omega                         VA Special Equity                                 VIF Dynamics                                VIF Financial Services                          VIF Health Sciences                                VIF Technology
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ---------------------------------------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                           Year Ended    * May 1 thru     Year Ended    Year Ended     Year Ended        Year Ended     Year Ended     Year Ended        Year Ended     Year Ended     Year Ended       Year Ended     Year Ended     Year Ended         Year Ended     Year Ended     Year Ended
                                                                         Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                                         ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ -          $ -               $ -           $ -            $ -               $ -            $ -             $ -          $ 8,706        $ 4,572           $ 42              $ -        $ 7,001           $ 196               $ -            $ -            $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)           (74)         (10)          (10,399)       (7,770)          (353)          (37,569)       (39,464)         (4,759)         (67,649)       (52,321)        (3,518)         (96,883)       (74,592)         (7,313)          (70,142)       (87,894)       (17,776)
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                        (74)         (10)          (10,399)       (7,770)          (353)          (37,569)       (39,464)         (4,759)         (58,943)       (47,749)        (3,476)         (96,883)       (67,591)         (7,117)          (70,142)       (87,894)       (17,776)
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                            3,695            7            36,833       121,653          2,143           337,907        645,405         506,292        1,432,702      2,392,548        171,182        1,634,493      1,829,231         874,081           710,163      1,739,458      1,734,159
   Cost of Securities Sold                                                        4,027            8            49,198       146,914          2,474           588,665      1,008,046         499,388        1,540,052      2,363,494        154,021        1,856,254      2,062,720         842,395         1,187,753      4,058,023      1,721,030
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
       Net Gain (Loss)                                                             (332)          (1)          (12,365)      (25,261)          (331)         (250,758)      (362,641)          6,904         (107,350)        29,054         17,161         (221,761)      (233,489)         31,686          (477,590)    (2,318,565)        13,129

   Short-Term Capital Gain Distributions Received                                     -            -                 -             -              -                 -              -               -                -            881              -                -              -               -                 -              -              -
   Long-Term Capital Gain Distributions Received                                      -            -                 -             -              1                 -              -           1,125                -            294            658                -              -           1,966                 -              -          5,727
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
NET REALIZED GAIN (LOSS)                                                           (332)          (1)          (12,365)      (25,261)          (330)         (250,758)      (362,641)          8,029         (107,350)        30,229         17,819         (221,761)      (233,489)         33,652          (477,590)    (2,318,565)        18,856

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               (7)           -            (1,450)      (10,720)             -          (203,408)      (187,586)          1,841          (40,706)        99,639            209           (1,018)        62,993             424          (211,169)    (1,280,186)        25,574
   End of Period                                                                    (33)          (7)          (81,157)       (1,450)       (10,720)         (318,152)      (203,408)       (187,586)        (189,010)       (40,706)        99,639         (342,564)        (1,018)         62,993          (603,486)      (211,169)    (1,280,186)
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                          (26)          (7)          (79,707)        9,270        (10,720)         (114,744)       (15,822)       (189,427)        (148,304)      (140,345)        99,430         (341,546)       (64,011)         62,569          (392,317)     1,069,017     (1,305,760)
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------
                                                                         ----------------------------   --------------------------------------------   ----------------------------------------------   --------------------------------------------  ----------------------------------------------   ---------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (432)       $ (18)       $ (102,471)    $ (23,761)     $ (11,403)       $ (403,071)    $ (417,927)     $ (186,157)      $ (314,597)    $ (157,865)     $ 113,773       $ (660,190)    $ (365,091)       $ 89,104        $ (940,049)  $ (1,337,442)  $ (1,304,680)
                                                                         ============================   ============================================   ==============================================   ============================================  ==============================================   =============================================
                                                                         ============================   ============================================   ==============================================   ============================================  ==============================================   =============================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            INVESCO                                             Montgomery                               ProFunds                          ProFunds                         ProFunds                          ProFunds                        ProFunds
                                                                                   VIF Telecommunications                    Emerging Markets                             VP Bear                        VP Bull Plus                             VP Europe 30                 VP OTC                               VP Ultra OTC
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   ---------------------------------------------------------------------------------------------------  --------------------------------------------------------------
                                                                          Year Ended     Year Ended    Year Ended       Year Ended     Year Ended     Year Ended        Year Ended     * Jan. 22 thru     Year Ended    * Jan. 22 thru     Year Ended    * Jan. 22 thru      Year Ended     * Jan. 22 thru   Year Ended  * Jan. 22 thru
                                                                         Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002   Dec. 31, 2001      Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001
                                                                         ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                    $ -            $ -          $ 46            $ 540            $ -            $ -              $ 594            $ -               $ -             $ -              $ -              $ -               $ -            $ -            $ -             $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)      (24,621)       (42,984)       (9,906)         (17,012)       (11,169)        (2,252)            (8,132)          (734)          (14,841)         (6,192)          (1,942)          (1,691)           (9,699)        (8,037)       (10,331)         (6,330)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
NET INVESTMENT INCOME (LOSS)                                                   (24,621)       (42,984)       (9,860)         (16,472)       (11,169)        (2,252)            (7,538)          (734)          (14,841)         (6,192)          (1,942)          (1,691)           (9,699)        (8,037)       (10,331)         (6,330)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         210,187        998,722       875,506        1,151,931        304,185        300,503            679,003        969,344         1,586,062       1,190,971           49,353          851,091           240,427        529,444        857,315         127,334
   Cost of Securities Sold                                                     348,435      2,069,596       960,257        1,204,091        374,984        316,481            687,091        985,201         1,674,751       1,202,256           56,981          869,680           308,823        561,362      1,085,894         199,427
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
       Net Gain (Loss)                                                        (138,248)    (1,070,874)      (84,751)         (52,160)       (70,799)       (15,978)            (8,088)       (15,857)          (88,689)        (11,285)          (7,628)         (18,589)          (68,396)       (31,918)      (228,579)        (72,093)

   Short-Term Capital Gain Distributions Received                                    -              -             -                -              -              -                  -              -                 -               -                -                -                 -              -              -               -
   Long-Term Capital Gain Distributions Received                                     -              -         3,205                -              -              -                  -              -                 -               -                -                -                 -              -              -               -
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
NET REALIZED GAIN (LOSS)                                                      (138,248)    (1,070,874)      (81,546)         (52,160)       (70,799)       (15,978)            (8,088)       (15,857)          (88,689)        (11,285)          (7,628)         (18,589)          (68,396)       (31,918)      (228,579)        (72,093)

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                         (50,837)      (453,860)        4,283           (9,295)       (57,118)        10,798               (475)             -             5,300               -              145                -           (12,822)             -        (82,100)              -
   End of Period                                                              (242,571)       (50,837)     (453,860)           9,074         (9,295)       (57,118)            (7,711)          (475)           (7,274)          5,300           (5,870)             145           (60,790)       (12,822)       (10,704)        (82,100)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------

NET UNREALIZED GAIN (LOSS)                                                    (191,734)       403,023      (458,143)          18,369         47,823        (67,916)            (7,236)          (475)          (12,574)          5,300           (6,015)             145           (47,968)       (12,822)        71,396         (82,100)
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------
                                                                         -------------------------------------------   --------------------------------------------   -------------------------------   -------------------------------  --------------------------------  -------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $ (354,603)    $ (710,835)   $ (549,549)       $ (50,263)     $ (34,145)     $ (86,146)         $ (22,862)     $ (17,066)       $ (116,104)      $ (12,177)       $ (15,585)       $ (20,135)       $ (126,063)     $ (52,777)    $ (167,514)     $ (160,523)
                                                                         ===========================================   ============================================   ===============================   ===============================  ================================  ===============================  =============================
                                                                         ===========================================   ============================================   ===============================   ===============================  ================================  ===============================  =============================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                            ProFunds                               Prudential - SP                Rydex                                      Rydex                                         Rydex
                                                                               VP Ultra Small-Cap            Jennison International Growth        Nova                                        OTC                                          Ursa
                                                                         -------------------------------   ---------------------------------------------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         ------------------------------------------------------------------   ----------------------------------------------------------------------------------------------------------------------------------
                                                                           Year Ended     * Jan. 22 thru     Year Ended     * May 1 thru       Year Ended    Year Ended  * Oct. 23 thru   Year Ended     Year Ended    * Oct. 23 thru   Year Ended    Year Ended   * Oct. 23 thru
                                                                         Dec. 31, 2002   Dec. 31, 2001      Dec. 31, 2002   Dec. 31, 2001     Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000
                                                                         -------------------------------   --------------------------------   ----------------------------------------------------------------------------------------------------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                     $ -             $ -                $ -             $ -          $ 9,480     $ 25,896          $ -              $ -            $ -           $ -            $ 375       $ 1,499          $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)        (5,370)         (4,579)              (414)           (328)          (4,551)      (4,850)         (16)          (5,115)        (6,349)          (27)          (1,140)         (511)           -
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     (5,370)         (4,579)              (414)           (328)           4,929       21,046          (16)          (5,115)        (6,349)          (27)            (765)          988            -
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          384,716         362,258            194,340         419,622           27,636      159,559          471          307,605        278,472        10,860           47,500        51,296       65,559
   Cost of Securities Sold                                                      448,603         365,466            197,999         428,756           71,246      193,857          529          420,947        344,472        15,165           44,280        50,671       62,747
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
       Net Gain (Loss)                                                          (63,887)         (3,208)            (3,659)         (9,134)         (43,610)     (34,298)         (58)        (113,342)       (66,000)       (4,305)           3,220           625        2,812

   Short-Term Capital Gain Distributions Received                                     -               -                  -               -                -            -            -                -              -             -                -             -            -
   Long-Term Capital Gain Distributions Received                                      -               -                  -               -                -            -            -                -              -             -                -             -            -
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
NET REALIZED GAIN (LOSS)                                                        (63,887)         (3,208)            (3,659)         (9,134)         (43,610)     (34,298)         (58)        (113,342)       (66,000)       (4,305)           3,220           625        2,812

UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                               50               -                  -               -          (56,924)         522            -          (51,803)       (20,422)            -           (2,081)            1            -
   End of Period                                                                (10,067)             50               (683)              -          (89,671)     (56,924)         522              707        (51,803)      (20,422)          (3,557)       (2,081)           1
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                      (10,117)             50               (683)              -          (32,747)     (57,446)         522           52,510        (31,381)      (20,422)          (1,476)       (2,082)           1
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------
                                                                         -------------------------------   --------------------------------   ----------------------------------------   -------------------------------------------   -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $ (79,374)       $ (7,737)          $ (4,756)       $ (9,462)       $ (71,428)   $ (70,698)       $ 448        $ (65,947)    $ (103,730)    $ (24,754)           $ 979        $ (469)     $ 2,813
                                                                         ===============================   ================================   ========================================   ===========================================   =========================================
                                                                         ===============================   ================================   ========================================   ===========================================   =========================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       AAF               AAF            AST - Alger                                        AST - Alger                    AST - Alger                       AST - Alliance/Bernstein
                                                        Total                                         Growth         Mid-Cap Growth            All-Cap Growth                                Growth                            Mid-Cap Growth                     Growth + Value
                                                    -------------------------------------------   ---------------   ------------------------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------------------------   ---------------   ------------------------------------------------   ------------------------------------------------------------------------------------------------
                                                     Year Ended     Year Ended      Year Ended     Jan. 1 thru       Jan. 1 thru        Year Ended       Year Ended      Year Ended        Jan.1 thru    * Nov. 11 thru   Jan.1 thru     * Nov. 11 thru    Year Ended     * May 1 thru
                                                    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Nov. 11, 2000 **  Nov. 11, 2000 **   Dec. 31, 2002   Dec. 31, 2001     Dec. 31, 2000   Feb. 16, 2001 **Dec. 31, 2000  Feb. 16, 2001 ** Dec. 31, 2000    Dec. 31, 2002   Dec. 31, 2001
                                                    -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                      (3,105,388)    (2,271,626)       79,457         $ (24,579)        $ (14,384)         $ (95,087)      $ (103,980)      $ (4,508)              $ 98     $ (1,432)         $ (3,752)       $ (986)         $ (20,079)         $ (664)
     Net Realized Gain (Loss)                          (9,435,896)   (15,031,457)    2,268,889           (51,811)          190,587           (273,635)        (346,058)       (51,605)           (87,914)        (478)          (13,643)       (2,406)           (62,875)           (465)
     Net Unrealized Gain (Loss) On Investments         (8,736,716)     1,175,756   (13,859,162)         (220,794)          (98,673)          (702,782)         (48,522)      (228,704)           106,815     (106,815)           37,158       (37,158)           (28,292)          2,277
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (21,278,000)   (16,127,327)  (11,510,816)         (297,184)           77,530         (1,071,504)        (498,560)      (284,817)            18,999     (108,725)           19,763       (40,550)          (111,246)          1,148
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits               21,092,543     43,942,192    57,019,038           574,634           340,185            203,311          454,578        790,958             15,390       14,301             9,337        14,708            129,630           5,855
     Net Transfers Between Sub-accounts                         -              -             -                 -                 -                  -                -              -                  -            -                 -             -                  -               -
     Surrenders                                        (5,748,677)    (1,745,283)   (2,849,646)       (1,975,892)       (1,252,155)          (263,072)       1,586,363        762,025         (2,186,412)   2,246,447        (1,637,651)    1,634,393            134,126          50,293
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                15,343,866     42,196,909    54,169,392        (1,401,258)         (911,970)           (59,761)       2,040,941      1,552,983         (2,171,022)   2,260,748        (1,628,314)    1,649,101            263,756          56,148
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                       15,343,866
TOTAL INCREASE (DECREASE) IN NET ASSETS                (5,934,134)    26,069,582    42,658,576        (1,698,442)         (834,440)        (1,131,265)       1,542,381      1,268,166         (2,152,023)   2,152,023        (1,608,551)    1,608,551            152,510          57,296
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                       (5,934,134)
NET ASSETS:
     Beginning of Period                              100,805,048     74,735,466    32,076,890         1,698,442           834,440          2,810,547        1,268,166              -          2,152,023            -         1,608,551             -             57,296               -
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
                                                    -------------------------------------------   ---------------   ---------------   ------------------------------------------------   -----------------------------  ------------------------------   --------------------------------
     End of Period                                   $ 94,870,914    100,805,048    74,735,466               $ -               $ -        $ 1,679,282      $ 2,810,547    $ 1,268,166                $ -  $ 2,152,023               $ -   $ 1,608,551          $ 209,806        $ 57,296
                                                    ===========================================   ===============   ===============   ================================================   =============================  ==============================   ================================
                                                    ===========================================   ===============   ===============   ================================================   =============================  ==============================   ================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - Alliance                               AST - Alliance                             AST - American Century                        AST - American Century                        AST - American Century          AST - American Century
                                                        Growth                                         Growth & Income                                Income & Growth                           International Growth I                       International Growth II            Strategic Balanced
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------------------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                      Year Ended    Year Ended    Year Ended     Year Ended     Year Ended      Year Ended       Year Ended    Year Ended     Year Ended      Year Ended     Year Ended    Year Ended       Jan. 1 thru     Year Ended      Year Ended     Year Ended    Year Ended
                                                    Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000  Sep. 24, 2001 ** Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000
                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (80,549)   $ (78,119)    $ (9,958)      $ (179,480)     $ (129,311)      $ (8,763)       $ (64,170)    $ (68,204)     $ (11,049)      $ (74,312)     $ (55,638)     $ (4,711)         $ (2,827)      $ (1,512)      $ (18,456)     $ (16,992)       $ (134)
     Net Realized Gain (Loss)                             (685,990)    (131,846)     109,990         (169,421)        257,659        110,310         (102,141)      (85,840)        37,596        (406,417)      (265,319)      (47,824)          (77,296)         8,411         (47,718)         2,282        21,360
     Net Unrealized Gain (Loss) On Investments               3,752     (168,326)    (504,263)      (1,399,028)       (404,969)        35,072         (416,653)      (97,544)      (222,208)         47,889       (124,866)        6,397            25,434        (36,789)       (108,368)       (36,022)      (44,509)
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (762,787)    (378,291)    (404,231)      (1,747,929)       (276,621)       136,619         (582,964)     (251,588)      (195,661)       (432,840)      (445,823)      (46,138)          (54,689)       (29,890)       (174,542)       (50,732)      (23,283)
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   345,426      380,714      513,255          557,528       1,148,067        703,271          187,953       352,834        767,437         212,309        551,633       602,641            15,205         83,662          79,351        154,017       105,383
     Net Transfers Between Sub-accounts                          -            -            -                -               -              -                -             -              -               -              -             -                 -              -               -              -             -
     Surrenders                                               (781)     328,487    1,299,677          165,797       2,106,573        850,446            1,564       190,748        926,535         136,971        485,240       403,226          (144,464)        56,403           4,720        511,214       233,892
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    344,645      709,201    1,812,932          723,325       3,254,640      1,553,717          189,517       543,582      1,693,972         349,280      1,036,873     1,005,867          (129,259)       140,065          84,071        665,231       339,275
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (418,142)     330,910    1,408,701       (1,024,604)      2,978,019      1,690,336         (393,447)      291,994      1,498,311         (83,560)       591,050       959,729          (183,948)       110,175         (90,471)       614,499       315,992
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------

NET ASSETS:
     Beginning of Period                                 2,059,305    1,728,395      319,694        5,915,527       2,937,508      1,247,172        2,419,815     2,127,821        629,510       1,665,663      1,074,613       114,884           183,948         73,773       1,238,380        623,881       307,889
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
                                                    -----------------------------------------   ---------------------------------------------   -------------------------------------------  -------------------------------------------  -------------------------------  -------------------------------------------
     End of Period                                     $ 1,641,163  $ 2,059,305  $ 1,728,395      $ 4,890,923     $ 5,915,527    $ 2,937,508      $ 2,026,368   $ 2,419,815    $ 2,127,821     $ 1,582,104    $ 1,665,663   $ 1,074,613               $ -      $ 183,948     $ 1,147,909    $ 1,238,380     $ 623,881
                                                    =========================================   =============================================   ===========================================  ===========================================  ===============================  ===========================================
                                                    =========================================   =============================================   ===========================================  ===========================================  ===============================  ===========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Cohen & Steers                       AST - DeAm            AST - DeAm Global                        AST - DeAm International                        AST - DeAm           AST - DeAm Large-Cap                                AST - DeAm
                                                     Real Estate                                     Bond           Allocation                                     Equity                                       Large-Cap Growth      Value                                            Small-Cap Growth
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ----------------------------------------------------------------   --------------------------------------------
                                                    ------------------------------------------------------------   ----------------------------------------------------------------------------------------   ------------------   ------------------------------------------------------------------------------------------
                                                     Year Ended    Year Ended     Year Ended     * May 1 thru       Year Ended    Year Ended      Year Ended     Year Ended    Year Ended     Year Ended        * May 1 thru        Year Ended   Year Ended     * Oct. 23 thru    Year Ended    Year Ended      Year Ended
                                                    Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000    Dec. 31, 2002     Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2002      Dec. 31, 2002Dec. 31, 2001   Dec. 31, 2000    Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000
                                                    ------------------------------------------------------------   -------------------------------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (27,746)    $ (8,444)       $ (242)            $ (755)       $ (12,929)    $ (31,516)        $ 102        $ (43,685)    $ (44,105)      $ (7,517)               $ (69)      $ (22,550)    $ (11,286)            $ -       $ (74,063)      $ (75,491)      $ (9,643)
     Net Realized Gain (Loss)                              22,465       14,777        21,447                 55         (149,192)     (104,123)       41,473         (437,736)     (233,028)      (194,714)                  (1)        (64,742)       (8,482)              -        (204,332)       (599,145)      (113,980)
     Net Unrealized Gain (Loss) On Investments            (62,939)     (31,240)       44,925              2,655         (182,632)     (117,690)     (124,346)         286,699      (135,776)      (234,473)                (833)        (50,479)      (16,058)             26        (237,066)         81,080       (287,981)
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (68,220)     (24,907)       66,130              1,955         (344,753)     (253,329)      (82,771)        (194,722)     (412,909)      (436,704)                (903)       (137,771)      (35,826)             26        (515,461)       (593,556)      (411,604)
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                  127,017      121,793        80,762                  1          159,432       295,118       454,775          203,406       269,765      1,036,859                    -          58,521       271,696             113         287,836         457,713      1,330,559
     Net Transfers Between Sub-accounts                         -            -             -                  -                -             -             -                -             -              -                    -               -             -               -               -               -              -
     Surrenders                                           515,490       43,172       289,240             90,300          (76,620)      251,267       788,044           45,560        17,484        248,761               27,648          42,964       360,680           4,525         (96,325)        108,166        707,591
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   642,507      164,965       370,002             90,301           82,812       546,385     1,242,819          248,966       287,249      1,285,620               27,648         101,485       632,376           4,638         191,511         565,879      2,038,150
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   574,287      140,058       436,132             92,256         (261,941)      293,056     1,160,048           54,244      (125,660)       848,916               26,745         (36,286)      596,550           4,664        (323,950)        (27,677)     1,626,546
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------

NET ASSETS:
     Beginning of Period                                  621,869      481,811        45,679                  -        1,762,920     1,469,864       309,816          857,872       983,532        134,616                    -         601,214         4,664               -       1,614,390       1,642,067         15,521
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------   ----------------   ------------------------------------------   -------------------------------------------   ------------------   -------------------------------------------   --------------------------------------------
     End of Period                                    $ 1,196,156    $ 621,869     $ 481,811           $ 92,256      $ 1,500,979   $ 1,762,920   $ 1,469,864        $ 912,116     $ 857,872      $ 983,532             $ 26,745       $ 564,928     $ 601,214         $ 4,664     $ 1,290,440     $ 1,614,390    $ 1,642,067
                                                    =========================================   ================   ==========================================   ===========================================   ==================   ===========================================   ============================================
                                                    =========================================   ================   ==========================================   ===========================================   ==================   ===========================================   ============================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - DeAm              AST - Federated                                AST - Federated                                 AST - Gabelli                                 AST - Gabelli                               AST - Goldman Sachs
                                                      Small-Cap Value         Aggressive Growth                               High Yield Bond                                 All-Cap Value                                Small-Cap Value                              Concentrated Growth
                                                    -----------------------------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   ------------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------------   --------------------------------------------
                                                      * May 1 thru        Year Ended     Year Ended    * Oct. 23 thru     Year Ended    Year Ended    Year Ended       Year Ended     Year Ended     Nov. 15* thru    Year Ended    Year Ended     Year Ended        Year Ended     Year Ended    Year Ended
                                                      Dec. 31, 2002      Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                    ------------------   --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                            $ (1,220)        $ (9,040)      $ (2,008)           $ -          $ 72,580      $ 60,957      $ 56,943        $ (48,189)      $ (37,449)          $ (1)    $ (103,889)      $ (54,214)     $ (3,551)       $ (247,885)    $ (352,116)   $ (103,975)
     Net Realized Gain (Loss)                                  (3,337)         (19,587)        (6,020)             -          (158,303)     (252,452)      (36,094)        (214,507)        (85,828)             -        (18,993)         60,377        66,931          (867,060)    (5,909,985)      719,471
     Net Unrealized Gain (Loss) On Investments                (11,963)         (31,886)         3,704              -            61,344       119,835      (109,011)        (196,753)         10,449            109       (313,315)         (2,761)       41,236        (1,455,573)     2,561,298    (4,706,511)
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                       (16,520)         (60,513)        (4,324)             -           (24,379)      (71,660)      (88,162)        (459,449)       (112,828)           108       (436,197)          3,402       104,616        (2,570,518)    (3,700,803)   (4,091,015)
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                          598           33,352         36,291              -           158,091       411,417       272,874           59,511         342,109            173        414,717         418,582       268,996           666,978      1,253,858     3,675,894
     Net Transfers Between Sub-accounts                             -                -              -              -                 -             -             -                -               -              -              -               -             -                 -              -             -
     Surrenders                                               100,072           58,616         55,661              -           159,022       738,451       141,244         (221,579)      1,411,969         10,189        412,821       1,009,860       292,255          (570,562)       295,576     2,424,325
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       100,670           91,968         91,952              -           317,113     1,149,868       414,118         (162,068)      1,754,078         10,362        827,538       1,428,442       561,251            96,416      1,549,434     6,100,219
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        84,150           31,455         87,628              -           292,734     1,078,208       325,956         (621,517)      1,641,250         10,470        391,342       1,431,844       665,867        (2,474,102)    (2,151,369)    2,009,204
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------

NET ASSETS:
     Beginning of Period                                            -           87,628              -              -         2,002,690       924,482       598,526        1,651,720          10,470              -      2,250,258         818,414       152,547         7,427,372      9,578,741     7,569,537
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    ------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -------------------------------------------   --------------------------------------------
     End of Period                                           $ 84,150        $ 119,083       $ 87,628            $ -       $ 2,295,424   $ 2,002,690     $ 924,482      $ 1,030,203     $ 1,651,720       $ 10,470    $ 2,641,600     $ 2,250,258     $ 818,414       $ 4,953,270    $ 7,427,372   $ 9,578,741
                                                    ==================   ============================================   ===========================================   =============================================  ===========================================   ============================================
                                                    ==================   ============================================   ===========================================   =============================================  ===========================================   ============================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Goldman Sachs                            AST - Goldman Sachs                              AST - Invesco                                 AST - Kinetics                               AST - Lord Abbett                                AST - Marsico
                                                           Mid-Cap Growth                                Small-Cap Value                                Capital Income                            Internet                                          Bond Debenture                                 Capital Growth
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    ------------------------------------------------------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                      Year Ended    Year Ended     * May 1 thru     Year Ended     Year Ended    Year Ended        Year Ended    Year Ended      Year Ended     Jan. 1 thru    Year Ended    * Oct. 23 thru    Year Ended     Year Ended    * Oct. 23 thru    Year Ended    Year Ended     Year Ended
                                                    Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   May 3, 2002 ** Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000
                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (31,925)    $ (31,839)     $ (2,095)        $ (95,856)     $ (46,144)     $ (3,516)        $ (43,287)    $ (62,706)      $ 4,558            $ (400)     $ (1,237)          $ (1)        $ (4,784)      $ (8,599)           $ -       $ (277,036)   $ (236,540)     $ (59,139)
     Net Realized Gain (Loss)                             (195,933)     (294,933)      (21,689)          108,079        117,491        21,358          (130,550)     (326,659)       75,302            (2,395)       (3,539)            (4)         (18,364)       (15,541)             -         (850,578)     (150,389)       432,537
     Net Unrealized Gain (Loss) On Investments              (9,598)      (68,781)     (215,030)         (362,212)         1,113        93,760          (595,389)       84,227       (24,425)              540          (380)          (160)          18,346          6,853              -         (243,654)   (1,313,733)    (1,228,140)
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (237,456)     (395,553)     (238,814)         (349,989)        72,460       111,602          (769,226)     (305,138)       55,435            (2,255)       (5,156)          (165)          (4,802)       (17,287)             -       (1,371,268)   (1,700,662)      (854,742)
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   125,192       320,669       259,438           314,292        340,102       179,506           237,002       617,539       487,202             1,275        12,830              1           55,726        132,228              -          665,011     1,137,138      1,971,341
     Net Transfers Between Sub-accounts                          -             -             -                 -              -             -                 -             -             -                 -             -              -                -              -              -                -             -              -
     Surrenders                                             33,302       162,627       551,753           512,914        445,750       220,782           217,876       983,259       729,336           (35,232)       27,913            789          517,747        201,199              -          355,612       694,931      1,267,895
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    158,494       483,296       811,191           827,206        785,852       400,288           454,878     1,600,798     1,216,538           (33,957)       40,743            790          573,473        333,427              -        1,020,623     1,832,069      3,239,236
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    (78,962)       87,743       572,377           477,217        858,312       511,890          (314,348)    1,295,660     1,271,973           (36,212)       35,587            625          568,671        316,140              -         (350,645)      131,407      2,384,494
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------

NET ASSETS:
     Beginning of Period                                   660,120       572,377             -         1,460,304        601,992        90,102         3,409,305     2,113,645       841,672            36,212           625              -          316,140              -              -        6,370,617     6,239,210      3,854,716
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
                                                    -------------------------------------------   --------------------------------------------   -------------------------------------------   --------------------------------------------  ---------------------------------------------   -------------------------------------------
     End of Period                                       $ 581,158     $ 660,120     $ 572,377       $ 1,937,521    $ 1,460,304     $ 601,992       $ 3,094,957   $ 3,409,305   $ 2,113,645               $ -      $ 36,212          $ 625        $ 884,811      $ 316,140            $ -      $ 6,019,972   $ 6,370,617    $ 6,239,210
                                                    ===========================================   ============================================   ===========================================   ============================================  =============================================   ===========================================
                                                    ===========================================   ============================================   ===========================================   ============================================  =============================================   ===========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - MFS                                      AST - MFS                                     AST - MFS                                        AST                                                AST - Neuberger & Berman                       AST - Neuberger & Berman
                                                           Global Equity                              Growth                                         Growth with Income                                Money Market                                  Mid-Cap Growth                                 Mid-Cap Value
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                     Year Ended     Year Ended     Year Ended       Year Ended    Year Ended     Year Ended       Year Ended    Year Ended     Year Ended        Year Ended    Year Ended     Year Ended        Year Ended    Year Ended     Year Ended       Year Ended    Year Ended     Year Ended
                                                    Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000
                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (13,733)      $ (9,971)        $ (457)       $ (81,178)    $ (79,409)      $ (1,414)       $ (28,116)    $ (20,294)      $ (1,340)       $ (421,119)    $ (43,603)      $ 344,616       $ (114,881)   $ (103,172)     $ (17,760)      $ (155,314)    $ (95,687)      $ (7,186)
     Net Realized Gain (Loss)                              (3,847)       (41,005)          (902)        (167,077)     (138,174)         2,465         (124,297)      (17,180)         3,202                 -             -               -         (406,843)     (730,038)        76,544          (20,905)       93,344         63,971
     Net Unrealized Gain (Loss) On Investments            (44,814)        12,741         (3,678)        (532,832)     (363,526)       (38,773)         (68,072)      (55,008)        (5,411)                -             -               -         (597,803)      (26,110)      (498,096)        (515,326)     (143,750)       169,246
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (62,394)       (38,235)        (5,037)        (781,087)     (581,109)       (37,722)        (220,485)      (92,482)        (3,549)         (421,119)      (43,603)        344,616       (1,119,527)     (859,320)      (439,312)        (691,545)     (146,093)       226,031
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   58,354        112,138         99,001          126,371       416,745        232,870           58,067       224,743        181,676        11,362,434    27,266,101      32,929,781          341,752       671,352      1,135,134          551,893       671,540        564,108
     Net Transfers Between Sub-accounts                         -              -              -                -             -              -                -             -              -                 -             -               -                -             -              -                -             -              -
     Surrenders                                            50,964         72,382        111,641          (83,411)    2,104,955        265,713          116,820       238,975        169,609       (13,121,282)  (20,311,374)    (26,935,846)         (15,863)      944,450      1,123,120          319,919     1,455,028        612,700
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   109,318        184,520        210,642           42,960     2,521,700        498,583          174,887       463,718        351,285        (1,758,848)    6,954,727       5,993,935          325,889     1,615,802      2,258,254          871,812     2,126,568      1,176,808
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    46,924        146,285        205,605         (738,127)    1,940,591        460,861          (45,598)      371,236        347,736        (2,179,967)    6,911,124       6,338,551         (793,638)      756,482      1,818,942          180,267     1,980,475      1,402,839
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------

NET ASSETS:
     Beginning of Period                                  351,890        205,605              -        2,428,272       487,681         26,820          732,659       361,423         13,687        17,639,291    10,728,167       4,389,616        3,068,733     2,312,251        493,309        3,668,869     1,688,394        285,555
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
                                                    --------------------------------------------   -------------------------------------------   -------------------------------------------   ---------------------------------------------  --------------------------------------------   -------------------------------------------
     End of Period                                      $ 398,814      $ 351,890      $ 205,605      $ 1,690,145   $ 2,428,272      $ 487,681        $ 687,061     $ 732,659      $ 361,423      $ 15,459,324  $ 17,639,291    $ 10,728,167      $ 2,275,095   $ 3,068,733    $ 2,312,251      $ 3,849,136   $ 3,668,869    $ 1,688,394
                                                    ============================================   ===========================================   ===========================================   =============================================  ============================================   ===========================================
                                                    ============================================   ===========================================   ===========================================   =============================================  ============================================   ===========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      AST - PBHG                                      AST - PIMCO Limited                              AST - PIMCO                              AST - Sanford Bernstein          AST - Sanford Bernstein                          AST - Scudder
                                                          Small-Cap Growth                                Maturity Bond                             Total Return Bond                          Core Value                           Managed Index 500                          Japan
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   --------------------------------------------------------------------------------------   --------------------------------   --------------------------------------------------------------------------------------
                                                      Year Ended     Year Ended    Year Ended       Year Ended   Year Ended      Year Ended     Year Ended    Year Ended    Year Ended        Year Ended     * May 1 thru       Year Ended    Year Ended     Year Ended     Jan. 1 thru   Year Ended   * Oct. 23 thru
                                                    Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000    Dec. 31, 2002   Dec. 31, 2001     Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000  May 3, 2002 **Dec. 31, 2001 Dec. 31, 2000
                                                    ------------------------------------------------------------------------------------------------------------------------------------------------------------------------   --------------------------------------------------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (59,063)     $ (57,050)    $ (25,641)      $ (41,230)     $ 13,903      $ 32,536        $ (73,843)     $ (1,467)     $ 50,786          $ (22,811)       $ (2,034)       $ (87,463)    $ (86,327)   $ (15,294)          $ (187)       $ (321)          $ -
     Net Realized Gain (Loss)                             (769,599)      (485,453)      529,072          26,238        16,899        (2,071)         139,298       123,099        55,816            (39,901)         (4,248)        (400,666)     (353,438)     108,495              986         2,801         1,097
     Net Unrealized Gain (Loss) On Investments             281,893        359,101    (1,978,234)         56,290        13,086         3,548          317,385        32,254        54,814            (78,176)         13,666         (355,256)       72,832     (306,113)              45           (45)            -
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (546,769)      (183,402)   (1,474,803)         41,298        43,888        34,013          382,840       153,886       161,416           (140,888)          7,384         (843,385)     (366,933)    (212,912)             844         2,435         1,097
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   114,789        143,222       447,875         375,083       194,340       141,221          564,099       988,916       690,453             88,364          44,117          325,330       652,949      824,112              947           769             -
     Net Transfers Between Sub-accounts                          -              -             -               -             -             -                -             -             -                  -               -                -             -            -                -             -             -
     Surrenders                                            101,785       (175,876)      613,281       1,078,549       695,985      (591,030)       2,176,026     2,081,270       656,848            346,857         184,809           67,573       637,986     (100,107)          (2,841)       (2,154)       (1,097)
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    216,574        (32,654)    1,061,156       1,453,632       890,325      (449,809)       2,740,125     3,070,186     1,347,301            435,221         228,926          392,903     1,290,935      724,005           (1,894)       (1,385)       (1,097)
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (330,195)      (216,056)     (413,647)      1,494,930       934,213      (415,796)       3,122,965     3,224,072     1,508,717            294,334         236,310         (450,482)      924,002      511,093           (1,050)        1,050             -
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------

NET ASSETS:
     Beginning of Period                                 1,323,022      1,539,078     1,952,725       1,508,819       574,606       990,402        5,605,785     2,381,713       872,996            236,310               -        3,225,785     2,301,783    1,790,690            1,050             -             -
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
                                                    --------------------------------------------   -----------------------------------------   ------------------------------------------   --------------------------------   -----------------------------------------   ------------------------------------------
     End of Period                                       $ 992,827    $ 1,323,022   $ 1,539,078     $ 3,003,749   $ 1,508,819     $ 574,606      $ 8,728,750   $ 5,605,785   $ 2,381,713          $ 530,644       $ 236,310      $ 2,775,303   $ 3,225,785  $ 2,301,783              $ -       $ 1,050           $ -
                                                    ============================================   =========================================   ==========================================   ================================   =========================================   ==========================================
                                                    ============================================   =========================================   ==========================================   ================================   =========================================   ==========================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                     AST - Strong                                      AST - T. Rowe Price                            AST - T. Rowe Price                            AST - T. Rowe Price                           AST - William Blair                          Evergreen
                                                         International Equity                            Asset Allocation                                 Global Bond                                 Natural Resources                            International Growth                             VA Global Leaders
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                      Year Ended     Year Ended     Year Ended      Year Ended    Year Ended      Year Ended        Year Ended    Year Ended     Year Ended       Year Ended     Year Ended    Year Ended       Year Ended     Year Ended     Year Ended        Year Ended     Year Ended      Year Ended
                                                    Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000
                                                    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (65,960)      $ (62,201)     $ (7,045)     $ (11,056)       $ (5,332)       $ 2,852         $ (16,458)     $ (6,696)        $ (191)       $ (22,778)     $ (15,031)       $ (810)       $ (11,368)      $ 24,279       $ (18,465)        $ (7,780)       $ (2,250)           $ (1)
     Net Realized Gain (Loss)                             (250,846)       (353,361)     (193,459)       (10,382)        (17,264)         7,153            35,274         6,737           (170)         (66,360)         3,554         9,708         (526,719)      (265,995)        291,756          (13,826)        (12,658)          1,093
     Net Unrealized Gain (Loss) On Investments             (17,885)         13,328       (13,820)       (66,321)        (13,490)       (17,943)           28,044        (1,765)         2,196            4,557        (18,597)       30,481          139,113       (322,019)     (1,156,904)         (54,449)          1,346          (2,144)
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (334,691)       (402,234)     (214,324)       (87,759)        (36,086)        (7,938)           46,860        (1,724)         1,835          (84,581)       (30,074)       39,379         (398,974)      (563,735)       (883,613)         (76,055)        (13,562)         (1,052)
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   235,047         475,392       798,633         46,652         129,669        120,581            68,858        55,419         27,395          102,120         61,717       168,166           69,759        151,431         861,967           29,965          57,496          44,278
     Net Transfers Between Sub-accounts                          -               -             -              -               -              -                 -             -              -                -              -             -                -              -               -                -               -               -
     Surrenders                                            196,696         193,813       479,230         67,620         (34,353)       153,040           230,624        79,363         31,384          227,462        240,167       (42,812)        (113,743)      (378,073)        682,624           24,773         188,006          16,878
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    431,743         669,205     1,277,863        114,272          95,316        273,621           299,482       134,782         58,779          329,582        301,884       125,354          (43,984)      (226,642)      1,544,591           54,738         245,502          61,156
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                     97,052         266,971     1,063,539         26,513          59,230        265,683           346,342       133,058         60,614          245,001        271,810       164,733         (442,958)      (790,377)        660,978          (21,317)        231,940          60,104
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------

NET ASSETS:
     Beginning of Period                                 1,581,138       1,314,167       250,628        574,533         515,303        249,620           202,354        69,296          8,682          490,785        218,975        54,242        1,393,613      2,183,990       1,523,012          292,044          60,104               -
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
                                                    ---------------------------------------------  --------------------------------------------   --------------------------------------------   -------------------------------------------   ---------------------------------------------  -----------------------------------------------
     End of Period                                     $ 1,678,190     $ 1,581,138   $ 1,314,167      $ 601,046       $ 574,533      $ 515,303         $ 548,696     $ 202,354       $ 69,296        $ 735,786      $ 490,785     $ 218,975        $ 950,656    $ 1,393,613     $ 2,183,990        $ 270,727       $ 292,044        $ 60,104
                                                    =============================================  ============================================   ============================================   ===========================================   =============================================  ===============================================
                                                    =============================================  ============================================   ============================================   ===========================================   =============================================  ===============================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      Evergreen                       Evergreen                                     INVESCO                                         INVESCO                                         INVESCO                                         INVESCO
                                                      VA Omega                           VA Special Equity                                VIF Dynamics                              VIF Financial Services                           VIF Health Sciences                                VIF Technology
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                     Year Ended    * May 1 thru       Year Ended    Year Ended    Year Ended       Year Ended     Year Ended     Year Ended        Year Ended     Year Ended   Oct. 18* thru      Year Ended     Year Ended     Year Ended        Year Ended     Year Ended      Year Ended
                                                    Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000
                                                    ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                           $ (74)          $ (10)       $ (10,399)    $ (7,770)        $ (353)       $ (37,569)      $ (39,464)     $ (4,759)        $ (58,943)     $ (47,749)      $ (3,476)       $ (96,883)     $ (67,591)       $ (7,117)       $ (70,142)     $ (87,894)       $ (17,776)
     Net Realized Gain (Loss)                                (332)             (1)         (12,365)     (25,261)          (330)        (250,758)       (362,641)        8,029          (107,350)        30,229         17,819         (221,761)      (233,489)         33,652         (477,590)    (2,318,565)          18,856
     Net Unrealized Gain (Loss) On Investments                (26)             (7)         (79,707)       9,270        (10,720)        (114,744)        (15,822)     (189,427)         (148,304)      (140,345)        99,430         (341,546)       (64,011)         62,569         (392,317)     1,069,017       (1,305,760)
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                      (432)            (18)        (102,471)     (23,761)       (11,403)        (403,071)       (417,927)     (186,157)         (314,597)      (157,865)       113,773         (660,190)      (365,091)         89,104         (940,049)    (1,337,442)      (1,304,680)
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                      438             305           64,441       52,659        106,358          132,960         315,167       337,305           146,405        228,456        271,098          315,217        480,504         469,346          258,279        488,684        1,134,816
     Net Transfers Between Sub-accounts                         -               -                -            -              -                -               -             -                 -              -              -                -              -               -                -              -                -
     Surrenders                                               538               -          100,558       41,162         81,186          (48,182)         47,453       939,807           111,886        344,940        559,135         (135,033)      (286,952)      1,690,370          (23,533)       (34,701)       2,586,476
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                       976             305          164,999       93,821        187,544           84,778         362,620     1,277,112           258,291        573,396        830,233          180,184        193,552       2,159,716          234,746        453,983        3,721,292
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       544             287           62,529       70,060        176,141         (318,293)        (55,307)    1,090,955           (56,306)       415,531        944,006         (480,006)      (171,539)      2,248,820         (705,303)      (883,459)       2,416,612
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------

NET ASSETS:
     Beginning of Period                                      287               -          246,201      176,141              -        1,058,779       1,114,086        23,131         1,379,972        964,441         20,435        2,096,533      2,268,072          19,252        1,697,970      2,581,429          164,817
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
                                                    ------------------------------  -------------------------------------------  ---------------------------------------------   ---------------------------------------------   ---------------------------------------------   ----------------------------------------------
     End of Period                                          $ 831           $ 287        $ 308,730    $ 246,201      $ 176,141        $ 740,486     $ 1,058,779   $ 1,114,086       $ 1,323,666    $ 1,379,972      $ 964,441      $ 1,616,527    $ 2,096,533     $ 2,268,072        $ 992,667    $ 1,697,970      $ 2,581,429
                                                    ==============================  ===========================================  =============================================   =============================================   =============================================   ==============================================
                                                    ==============================  ===========================================  =============================================   =============================================   =============================================   ==============================================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       INVESCO                                    Montgomery                                      ProFunds                         ProFunds                        ProFunds                        ProFunds                        ProFunds
                                                             VIF Telecommunications                   Emerging Markets                            VP Bear                               VP Bull Plus                     VP Europe 30               VP OTC                              VP Ultra OTC
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ----------------------------------------------------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                     Year Ended     Year Ended     Year Ended     Year Ended    Year Ended     Year Ended        Year Ended    * Jan. 22 thru     Year Ended    * Jan. 22 thru    Year Ended    * Jan. 22 thru    Year Ended    * Jan. 22 thru    Year Ended    * Jan. 22 thru
                                                    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2002  Dec. 31, 2001
                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (24,621)     $ (42,984)    $ (9,860)       $ (16,472)    $ (11,169)      $ (2,252)         $ (7,538)        $ (734)        $ (14,841)      $ (6,192)       $ (1,942)       $ (1,691)        $ (9,699)     $ (8,037)         $ (10,331)     $ (6,330)
     Net Realized Gain (Loss)                            (138,248)    (1,070,874)     (81,546)         (52,160)      (70,799)       (15,978)           (8,088)       (15,857)          (88,689)       (11,285)         (7,628)        (18,589)         (68,396)      (31,918)          (228,579)      (72,093)
     Net Unrealized Gain (Loss) On Investments           (191,734)       403,023     (458,143)          18,369        47,823        (67,916)           (7,236)          (475)          (12,574)         5,300          (6,015)            145          (47,968)      (12,822)            71,396       (82,100)
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                  (354,603)      (710,835)    (549,549)         (50,263)      (34,145)       (86,146)          (22,862)       (17,066)         (116,104)       (12,177)        (15,585)        (20,135)        (126,063)      (52,777)          (167,514)     (160,523)
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   89,186        224,267      778,160           55,441        66,274        120,516             5,519            197            94,375         14,460          16,623          49,053           33,041        22,800             20,433        28,367
     Net Transfers Between Sub-accounts                         -              -            -                -             -              -                 -              -                 -              -               -               -                -             -                  -             -
     Surrenders                                           (35,300)       (18,842)     824,456          (56,518)       88,607        155,581           275,611         39,325           (85,121)       241,829          24,932          25,897          167,810       301,259            (52,112)      749,617
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    53,886        205,425    1,602,616           (1,077)      154,881        276,097           281,130         39,522             9,254        256,289          41,555          74,950          200,851       324,059            (31,679)      777,984
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  (300,717)      (505,410)   1,053,067          (51,340)      120,736        189,951           258,268         22,456          (106,850)       244,112          25,970          54,815           74,788       271,282           (199,193)      617,461
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------

NET ASSETS:
     Beginning of Period                                  602,596      1,108,006       54,939          364,483       243,747         53,796            22,456              -           244,112              -          54,815               -          271,282             -            617,461             -
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
                                                    ------------------------------------------   -------------------------------------------   ------------------------------   ------------------------------   -----------------------------   ----------------------------   ------------------------------
     End of Period                                      $ 301,879      $ 602,596  $ 1,108,006        $ 313,143     $ 364,483      $ 243,747         $ 280,724       $ 22,456         $ 137,263      $ 244,112        $ 80,785        $ 54,815        $ 346,070     $ 271,282          $ 418,269     $ 617,461
                                                    ==========================================   ===========================================   ==============================   ==============================   =============================   ============================   ==============================
                                                    ==========================================   ===========================================   ==============================   ==============================   =============================   ============================   ==============================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                      ProFunds                              Prudential - SP                 Rydex                                        Rydex                                         Rydex
                                                         VP Ultra Small-Cap            Jennison International Growth        Nova                                          OTC                                          Ursa
                                                    -----------------------------   -------------------------------------------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------------------
                                                     Year Ended    * Jan. 22 thru     Year Ended      * May 1 thru       Year Ended    Year Ended    * Oct. 23 thru   Year Ended    Year Ended    * Oct. 23 thru    Year Ended     Year Ended   * Oct. 23 thru
                                                    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001      Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000
                                                    -----------------------------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (5,370)      $ (4,579)            $ (414)          $ (328)         $ 4,929      $ 21,046          $ (16)       $ (5,115)     $ (6,349)         $ (27)          $ (765)         $ 988            $ -
     Net Realized Gain (Loss)                             (63,887)        (3,208)            (3,659)          (9,134)         (43,610)      (34,298)           (58)       (113,342)      (66,000)        (4,305)           3,220            625          2,812
     Net Unrealized Gain (Loss) On Investments            (10,117)            50               (683)               -          (32,747)      (57,446)           522          52,510       (31,381)       (20,422)          (1,476)        (2,082)             1
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (79,374)        (7,737)            (4,756)          (9,462)         (71,428)      (70,698)           448         (65,947)     (103,730)       (24,754)             979           (469)         2,813
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                   29,275         40,429             10,107                -            3,284        26,859          1,166          12,111        51,085          4,094            2,058          8,092              -
     Net Transfers Between Sub-accounts                         -              -                  -                -                -             -              -               -             -              -                -              -              -
     Surrenders                                            25,147        125,748             10,200            9,462           (4,679)      154,109         64,462         (50,410)      112,026        134,439           88,050             63          7,540
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    54,422        166,177             20,307            9,462           (1,395)      180,968         65,628         (38,299)      163,111        138,533           90,108          8,155          7,540
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (24,952)       158,440             15,551                -          (72,823)      110,270         66,076        (104,246)       59,381        113,779           91,087          7,686         10,353
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------

NET ASSETS:
     Beginning of Period                                  158,440              -                  -                -          176,346        66,076              -         173,160       113,779              -           18,039         10,353              -
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
                                                    -----------------------------   ---------------------------------   -------------------------------------------  -------------------------------------------   --------------------------------------------
     End of Period                                      $ 133,488      $ 158,440           $ 15,551              $ -        $ 103,523     $ 176,346       $ 66,076        $ 68,914     $ 173,160      $ 113,779        $ 109,126       $ 18,039       $ 10,353
                                                    =============================   =================================   ===========================================  ===========================================   ============================================
                                                    =============================   =================================   ===========================================  ===========================================   ============================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements
* Date Operations Commenced
** Date Operations Merged

American Skandia Life Assurance Corporation Variable Account F ("Variable Account F")
Notes to Financial Statements
December 31, 2002
----------------------------------------------------------------------------------------------------------

1.       ORGANIZATION

American Skandia Life Assurance  Corporation  Separate Account F, also referred to as the "Separate  Account",  is organized as a unit investment  trust, a type of investment  company,  and is registered with the Securities and Exchange  Commission  under the
Investment  Company Act of 1940.  American Skandia Life Assurance  Corporation  ("American  Skandia" or the "Company")  commenced operations of the Separate  Account,  pursuant to Connecticut  law, on June 25, 1998.  Underss.38a-433 of the Connecticut  General
Statutes,  the assets and liabilities of the Separate Account are clearly  identified and distinguished from the other assets and liabilities  of the Company.  The assets of the Separate  Account  will not be charged  with any  liabilities  arising out of any other  business  conducted by American  Skandia.  However,  the Separate  Account's  obligations,  including  insurance  benefits related to the variable  life  policies,  are the  obligations  of American  Skandia.  The Separate  Account also holds assets of other  variable life policies  issued by us with values and benefits that vary  according to the  investment  performance  of the
Separate Account.

The  Separate  Account  is used as a funding  vehicle  for five (5)  variable  life  policies  issued by  American  Skandia.  The following is a list of each variable life insurance product funded through the Separate Account.

              American Skandia Trophy ("AS Trophy")            American Skandia Life Focus ("AS Focus")
              American Skandia SPVLI ("AS SPVLI")              American Skandia Life Horizon ("AS
                                                               Horizon")
              American Skandia Life Champion ("AS Champion")

The  Separate  Account  consists of multiple  Sub-accounts,  each of which  invests  only in a single  mutual fund or mutual fund portfolio.  The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Certain  Sub-accounts are available with only certain variable life policies offered through the Separate Account.

The name of each Portfolio and the corresponding Sub-account name, are provided below.

              American Skandia Trust
              AST Strong International Equity                 AST DeAM Large-Cap Growth 3
              AST William Blair International Growth 1        AST DeAM Large-Cap Value 6
              AST American Century International Growth       AST Alliance/Bernstein Growth + Value
              AST DeAM International Equity 2                 AST Sanford Bernstein Core Value
              AST MFS Global Equity                           AST Cohen & Steers Realty
              AST PBHG Small-Cap Growth                       AST Sanford Bernstein Managed Index 500
              AST DeAM Small-Cap Growth                       AST American Century Income & Growth
              AST Federated Aggressive Growth                 AST Alliance Growth and Income
              AST Goldman Sachs Small-Cap Value               AST MFS Growth with Income
              AST Gabelli Small-Cap Value                     AST INVESCO Capital Income 7
              AST DeAM Small-Cap Value 3                      AST DeAM Global Allocation 8
              AST Goldman Sachs Mid-Cap Growth 4              AST American Century Strategic Balanced
              AST Neuberger Berman Mid-Cap Growth             AST T. Rowe Price Asset Allocation
              AST Neuberger Berman Mid-Cap Value              AST T. Rowe Price Global Bond
              AST Alger All-Cap Growth                        AST Federated High Yield
              AST Gabelli All-Cap Value                       AST Lord Abbett Bond-Debenture
              AST T. Rowe Price Natural Resources             AST DeAM Bond 3
              AST Alliance Growth                             AST PIMCO Total Return Bond
              AST MFS Growth                                  AST PIMCO Limited Maturity Bond
              AST Marsico Capital Growth                      AST Money Market
              AST Goldman Sachs Concentrated Growth 5
              Wells Fargo Variable Trust                      Rydex Variable Trust
              International Equity                            Nova
              Small Cap Growth                                Ursa
              Growth                                          OTC
              Large Company Growth
              Equity Value                                    ProFund VP
              Equity Income                                   Europe 30
              Asset Allocation                                Bear
              Corporate Bond                                  Bull Plus
              Money Market                                    OTC
                                                              UltraSmall-Cap
              INVESCO Variable Investment Funds, Inc.
              Dynamics                                        Evergreen Variable Annuity Trust:
              Technology                                      Global Leaders
              Health Sciences                                 Special Equity
              Financial Services                              Omega
              Telecommunications
                                                              The Prudential Series Fund, Inc.
              Montgomery Variable Series                      SP Jennison International Growth
              Emerging Markets

1.       This portfolio was formerly named "AST Janus Overseas Growth."
2.       This portfolio was formerly named "AST Founders Passport."
3.       These portfolios commenced operations on May 1, 2002.
4.       This portfolio was formerly named "AST Janus Mid-Cap Growth."
5.       This portfolio was formerly named "AST JanCap Growth."
6.       This portfolio was formerly named "AST Janus Strategic Value."
7.       This portfolio was formerly named "AST INVESCO Equity Income."
8.       This portfolio was formerly named "AST AIM Balanced."

The  Portfolios  are not publicly  traded  mutual  funds.  They are only  available  as  investment  options in variable  annuity contracts and variable life insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain qualified  retirement  plans.  However,  some of the Portfolios  available as  Sub-accounts  under the variable life policies are managed by the same  portfolio  advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its  inception.  Certain  retail mutual funds may also have been modeled after a Portfolio.  While the investment  objective  and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the actual investments  will differ to varying  degrees.  Differences  in the  performance  of the funds can be expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded  mutual fund with the  performance  of any similarly named Portfolio offered as a Sub-account.

See Note VI for additional  information  about each Variable Life Policy and the charges made by the Separate Account in relation to the Policy and any optional benefits offered under the Policy.

The  accompanying  financial  statements  include only contract  owners'  purchase  payments  related to the variable  investment options offered under the various Variable Life Policies,  and does not provide  information related to fixed allocations offered under the Policies.

2.       VALUATION OF INVESTMENTS

The fair value of the investments in the  sub-accounts  is based on the net asset values of the Portfolio  shares held at the end of the  current  period.  Transactions  are  accounted  for on the trade date and  dividend  income is  recognized  on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

The  preparation  of financial  statements in  conformity  with  accounting  principles  generally  accepted in the United States requires that  management  make estimates and  assumptions  that affect the reported  amounts of assets and liabilities as of the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

4.       INCOME TAXES

American Skandia does not expect to incur any federal income tax liability on earnings,  or realized  capital gains  attributable to the Separate Account;  therefore,  no charges for federal income taxes are currently  deducted from the Separate  Account.  If
American Skandia incurs income taxes  attributable to the Separate  Account,  or determines that such taxes will be incurred,  it may make a charge for such taxes against the Separate  Account.  Under current laws,  American  Skandia may incur state and local income  taxes (in  addition  to premium  tax) in  several  states.  The  Company  does not  anticipate  that these  taxes will be significant.  However,  American  Skandia may make  charges  against the  Separate  Account in the event that the amount of these taxes changes.

5.       DIVIDENDS

During 2002,  certain of the  Portfolios  declared  dividends.  The amounts  accrued and/or accrued and paid by the Portfolios to the Separate  Account for its share of the dividends were reinvested in additional  full and fractional  shares of the applicable
Portfolios.  Such  additional  full and  fractional  shares of the  Portfolios  are  reflected  in the daily  calculation  of the accumulation unit value for each Sub-account of the Separate Account.

6.       CONTRACT CHARGES/FEATURES

Each  variable  life policy  funded  through the  Separate  Account is subject to specific  fees and  charges,  some of which are deducted as an  asset-based  charge by the Separate  Account,  while others are  deducted  monthly,  annually or at the time that certain transactions are made.

Mortality  and  Expense  Risk Charge - The  Mortality  and  Expense  Risk  Charge of 0.90% per year is  deducted by the  Separate
Account.  The Mortality and Expense Risk Charge is expressed as an annual charge;  however the daily  equivalent is deducted on a daily basis from the assets of the Separate  Account.  With respect to the AS SPVLI, AS Life Focus and AS Life Horizon  products, the Mortality and Expense Risk Charge decreases to 0.25% per year after the fifteenth policy year.

Administration  Charge - The  Administration  Charge of 0.25% per year is deducted by the Separate  Account.  The  Administration
Charge is  expressed  as an annual  charge;  however  the daily  equivalent  is  deducted on a daily basis from the assets of the
Separate Account.

Maintenance  Fee - With respect to the AS SPVLI product,  a Maintenance  Fee of $2.50 per month is deducted.  The Maintenance Fee is waived if the Account Value is greater than $75,000.

Sales Charge - A Sales  Charge is deducted  during the first ten Policy  Years by the  Separate  Account.  With respect to the AS
SPVLI product,  the Sales Charge is 0.25% per year; the Sales Charge for the AS Life Champion,  AS Life Focus and AS Life Horizon
products is 0.40% per year.  The Sales Charge is expressed as an annual charge;  however the monthly  equivalent is deducted on a monthly  basis  from the  assets of the  Separate  Account.  The charge is  deducted  for the first ten Policy  Years and then no longer applies.

Cost of Insurance  Charge - The Cost of Insurance  Charge is deducted on a monthly basis  pro-rata  from the variable  investment options in the Separate Account and any fixed  investment  options.  With respect to the AS SPVLI product,  the Cost of Insurance
Charge is deducted as an  asset-based  charge  ranging from 0.50% to 2.50% per year  depending on the  insured's age on the issue date of the  policy,  gender  and  tobacco  use risk  class.  With  respect  to the AS Life  Champion,  AS Life Focus and AS Life
Horizon,  the Cost of Insurance  Charge varies  depending on a number of factors,  including  the insured's age at issue,  gender
(where  permitted),  tobacco  usage class and risk class of each  insured.  The charge is assessed as an amount per $1,000 of Net
Amount at Risk plus a $12 monthly fee.  Please refer to the  prospectus  for your policy for a complete  description  of the Cost of Insurance Charge.

Premium  Tax - A charge is  deducted  from each  premium  in  relation  to state  and  local  premium  taxes we may incur on that premium.  In most  jurisdictions  these rates range from 0% to 3.5% of each premium.  These  charges are deducted  before the net amount is allocated to the investment  options in the Separate  Account.  Premium taxes are deducted on the AS Life Champion,  AS
Life Focus and AS Life Horizon products only.

"DAC" Tax - A charge is deducted in relation to the deferred  acquisition  cost or "DAC"  incurred by the Company.  The charge is equal to 1.15% and is  deducted  from each  Premium  payment.  The  deferred  acquisition  tax charge is  deducted on the AS Life
Champion, AS Life Focus and AS Life Horizon products only.

Transfer  Fees - Transfer  Fees are charged at a rate of $10 for each  transfer  after the 20th in each Policy Year, as set forth in the respective prospectuses.

Partial  Withdrawal  Transaction  Fee - A fee of $25.00  may be charged  for each  partial  withdrawal.  The  partial  withdrawal transaction fee is deducted on the AS Life Champion, AS Life Focus and AS Life Horizon products only.

Contingent  Deferred  Sales  Charges - Contingent  Deferred  Sales Charges are deducted  upon  surrender or  withdrawal  from the policies.  When  applicable,  Contingent  Deferred Sales Charges will apply for a maximum number of years depending on the policy type.  The maximum  number of years is  calculated  from the issue date of the policy.  Please refer to the  prospectus  for your variable life policy for a complete description of the Contingent Deferred Sales Charge.

7.       ACCUMULATION UNIT VALUES

Accumulation  Unit Values (or "AUVs") are calculated for each Sub-account on each Valuation Day. The  accumulation  unit value is calculated  based on the asset-based  charge deducted on a daily basis from the Separate  Account.  Currently,  a combined annual charge of 1.15%  (0.90%  mortality  and  expense  risk  charge  and 0.25%  administrative  charge)  is  deducted  for each of the policies.  After the 15th  policy  year for the AS SPVLI,  AS Life Focus and AS Life  Horizon  policies,  the annual  charge will decrease to 0.50%.  An additional AUV based on the 0.50% combined asset-based charge will be calculated each Valuation Day.

8.       RELATED PARTY AGREEMENTS

American Skandia Marketing,  Incorporated,  a wholly-owned  subsidiary of American Skandia,  Inc., the parent company of American
Skandia Life  Assurance  Corporation,  serves as principal  underwriter  and  distributor  of variable  life  policies  funded by interests in the Separate Account, without remuneration from the Separate Account.

9.       DIVERSIFICATION REQUIREMENTS

Section  817(h) of the  Internal  Revenue  Code  provides  that a variable  life  insurance  policy,  in order to qualify as life insurance,  must have an  "adequately  diversified"  segregated  asset  account  (including  investments  in a mutual fund by the segregated  asset  account of the insurance  companies).  The Treasury  Department's  regulations  prescribe the  diversification requirements  for variable  contracts.  The Company  believes the underlying  mutual fund portfolios have  continuously  complied with the terms of these regulations.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        AAF                 AAF             AST - Alger                                   AST - Alger                     AST - Alger                       AST - Alliance/Bernstein         AST - Alliance
                                                      Growth            Mid-Cap Growth           All-Cap Growth                              Growth                             Mid-Cap Growth                  Growth + Value             Growth
                                                 ------------------  -----------------------------------------------------------------  ------------------------------   -----------------------------   ----------------------------   -----------------------------------------
                                                 ------------------  -------------------  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    Jan. 1 thru          Jan. 1 thru        Year Ended     Year Ended     Year Ended      Jan. 1 thru    * Nov. 11 thru   Jan. 1 thru   * Nov. 11 thru     Year Ended    * May 1 thru    Year Ended   Year Ended    Year Ended
                                                  Nov. 11, 2000 **     Nov. 11, 2000 **    Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000  Feb. 16, 2001 ** Dec. 31, 2000   Feb. 16, 2001 **Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2002Dec. 31, 2001Dec. 31, 2000
                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 ------------------  -------------------  --------------------------------------------  ------------------------------   -----------------------------   ----------------------------   -----------------------------------------
Units Outstanding Beginning of the Period                  104,744               56,139           504,660       187,561             -           226,412             -          164,903              -             5,941            -         191,686      135,616         21,389
Units Purchased                                             34,586               20,057            46,799        77,577        95,529             1,371         1,675              802          1,664            14,667          641          39,186       34,972         32,283
Units Transferred Between Sub-accounts                    (137,664)             (75,403)          (70,473)      244,785        93,525          (227,783)      225,271         (165,705)       163,889            10,316        5,300          (5,480)      22,077         82,677
Units Surrendered                                           (1,666)                (793)           (5,910)       (5,263)       (1,493)                -          (534)               -           (650)           (1,580)           -          (1,472)        (979)          (733)
                                                 ------------------  -------------------  --------------------------------------------  ------------------------------   -----------------------------   ----------------------------   -----------------------------------------
                                                 ------------------  -------------------  --------------------------------------------  ------------------------------   -----------------------------   ----------------------------   -----------------------------------------
Units Outstanding End of the Period                              -                    -           475,076       504,660       187,561                 -       226,412                -        164,903            29,344        5,941         223,920      191,686        135,616
                                                 ==================  ===================  ============================================  ==============================   =============================   ============================   =========================================
                                                 ==================  ===================  ============================================  ==============================   =============================   ============================   =========================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       AST - Alliance                               AST - American Century                     AST - American Century                 AST - American Century              AST - American Century                   AST - Cohen &
                                                      Growth & Income                            Income & Growth                               International Growth I                International Growth II         Strategic Balanced                          Steers Real Estate
                                                 ----------------------------------------   ----------------------------------------   ----------------------------------------   -----------------------------  ------------------------------------------  ---------------------------------------
                                                 ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  ---------------------------------------
                                                  Year Ended    Year Ended    Year Ended     Year Ended   Year Ended     Year Ended     Year Ended   Year Ended     Year Ended     Jan. 1 thru     Year Ended     Year Ended    Year Ended    Year Ended      Year Ended   Year Ended   Year Ended
                                                 Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Sep. 24, 2001 **Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001 Dec. 31, 2000
                                                 ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 ----------------------------------------   ----------------------------------------   ----------------------------------------   -----------------------------  ------------------------------------------  ---------------------------------------
Units Outstanding Beginning of the Period              495,152      241,867      107,121         245,214       195,150       50,924         181,970        84,389        7,482            17,445         5,713         111,255       53,296         25,191         54,527        42,949       5,079
Units Purchased                                         52,908       93,789       59,792          21,456        35,406       65,323          26,104        54,277       44,210             1,621         7,231           7,391       13,927          8,782         10,711        10,917       7,186
Units Transferred Between Sub-accounts                  (4,882)     166,523       75,458          (2,050)       17,147       80,297          12,416        45,720       33,907           (19,066)        4,501          (2,248)      44,296         19,425         40,080         1,453      31,428
Units Surrendered                                       (3,311)      (7,027)        (503)         (5,553)       (2,489)      (1,394)         (3,348)       (2,416)      (1,210)                -             -            (811)        (264)          (102)        (1,957)         (792)       (744)
                                                 ----------------------------------------   ----------------------------------------   ----------------------------------------   -----------------------------  ------------------------------------------  ---------------------------------------
                                                 ----------------------------------------   ----------------------------------------   ----------------------------------------   -----------------------------  ------------------------------------------  ---------------------------------------
Units Outstanding End of the Period                    539,867      495,152      241,867         259,067       245,214      195,150         217,142       181,970       84,389                 -        17,445         115,587      111,255         53,296        103,361        54,527      42,949
                                                 ========================================   ========================================   ========================================   =============================  ==========================================  =======================================
                                                 ========================================   ========================================   ========================================   =============================  ==========================================  =======================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -------------------
                                                    AST - DeAm               AST - DeAm Global                      AST - DeAm International               AST - DeAm                 AST - DeAm Large-Cap                       AST - DeAm                               AST - DeAm
                                                      Bond         Allocation                                   Equity                                   Large-Cap Growth       Value                                         Small-Cap Growth                         Small-Cap Value
                                                 ---------------  ----------------------------------------   ----------------------------------------  ---------------------------------------------------------------   -------------------------------------------  -------------------
                                                 ---------------  --------------------------------------------------------------------------------------------------------  ----------------------------------------------------------------------------------------  -------------------
                                                  * May 1 thru     Year Ended    Year Ended    Year Ended     Year Ended    Year Ended    Year Ended      * May 1 thru       Year Ended    Year Ended    * Oct. 23 thru   Year Ended    Year Ended     Year Ended        * May 1 thru
                                                  Dec. 31, 2002   Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001Dec. 31, 2000    Dec. 31, 2002      Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000     Dec. 31, 2002
                                                 -------------------------------------------------------------------------------------------------------------------------  -------------------------------------------------------------------------------------------------------------
                                                 ---------------  ----------------------------------------   ----------------------------------------  -------------------  ------------------------------------------   -------------------------------------------  -------------------
Units Outstanding Beginning of the Period                     -         173,589      126,271       25,161          109,888       84,408        7,962                    -          65,513           475             -          189,501       136,357          1,007                    -
Units Purchased                                               -          17,767       27,831       36,794           27,892       29,010       66,332                    -           6,927        28,396            12           39,542        48,325         89,872                   78
Units Transferred Between Sub-accounts                    8,633         (11,865)      20,743       64,548            6,384       (2,558)      10,424                3,482           3,213        36,816           463          (18,144)        7,388         46,288               10,889
Units Surrendered                                             -          (2,698)      (1,256)        (232)          (1,706)        (972)        (310)                   -          (2,126)         (174)            -           (2,526)       (2,569)          (810)                 (24)
                                                 ---------------  ----------------------------------------   ----------------------------------------  -------------------  ------------------------------------------   -------------------------------------------  -------------------
                                                 ---------------  ----------------------------------------   ----------------------------------------  -------------------  ------------------------------------------   -------------------------------------------  -------------------
Units Outstanding End of the Period                       8,633         176,793      173,589      126,271          142,458      109,888       84,408                3,482          73,527        65,513           475          208,373       189,501        136,357               10,943
                                                 ===============  ========================================   ========================================  ===================  ==========================================   ===========================================  ===================
                                                 ===============  ========================================   ========================================  ===================  ==========================================   ===========================================  ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -------------------
                                                    AST - DeAm           AST - DeAm Global                                   AST - DeAm International                 AST - DeAm                   AST - DeAm Large-Cap                          AST - DeAm                                 AST - DeAm
                                                      Bond            Allocation                                       Equity                                       Large-Cap Growth       Value                                              Small-Cap Growth                           Small-Cap Value
                                                 ----------------  ---------------------------------------------   ---------------------------------------------  ------------------------------------------------------------------   -----------------------------------------------  -------------------
                                                 ----------------  ---------------------------------------------   ------------------------------------------------------------------  -----------------------------------------------------------------------------------------------  -------------------
                                                  * May 1 thru        Year Ended     Year Ended    Year Ended        Year Ended      Year Ended      Year Ended      * May 1 thru        Year Ended     Year Ended    * Oct. 23 thru     Year Ended     Year Ended      Year Ended         * May 1 thru
                                                   Dec. 31, 2002    Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2000    Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2000    Dec. 31, 2002      Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 2002
                                                 ------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------------------------
                                                 ----------------  ---------------------------------------------   ---------------------------------------------  -------------------  ---------------------------------------------   -----------------------------------------------  -------------------
Units Outstanding Beginning of the Period                      -            173,589       126,271        25,161            109,888          84,408        7,962                    -           65,513            475              -           189,501         136,357           1,007                    -
Units Purchased                                                -             17,767        27,831        36,794             27,892          29,010       66,332                    -            6,927         28,396             12            39,542          48,325          89,872                   78
Units Transferred Between Sub-accounts                     8,633            (11,865)       20,743        64,548              6,384          (2,558)      10,424                3,482            3,213         36,816            463           (18,144)          7,388          46,288               10,889
Units Surrendered                                              -             (2,698)       (1,256)         (232)            (1,706)           (972)        (310)                   -           (2,126)          (174)             -            (2,526)         (2,569)           (810)                 (24)
                                                 ----------------  ---------------------------------------------   ---------------------------------------------  -------------------  ---------------------------------------------   -----------------------------------------------  -------------------
                                                 ----------------  ---------------------------------------------   ---------------------------------------------  -------------------  ---------------------------------------------   -----------------------------------------------  -------------------
Units Outstanding End of the Period                        8,633            176,793       173,589       126,271            142,458         109,888       84,408                3,482           73,527         65,513            475           208,373         189,501         136,357               10,943
                                                 ================  =============================================   =============================================  ===================  =============================================   ===============================================  ===================
                                                 ================  =============================================   =============================================  ===================  =============================================   ===============================================  ===================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                        AST - Federated                                 AST - Federated                                     AST - Gabelli                                  AST - Gabelli                               AST - Goldman Sachs                            AST - Goldman Sachs
                                                       Aggressive Growth                                High Yield Bond                                     All-Cap Value                                 Small-Cap Value                              Concentrated Growth                               Mid-Cap Growth
                                                 --------------------------------------------   -------------------------------------------------   --------------------------------------------   --------------------------------------------   ---------------------------------------------   -------------------------------------------
                                                 ------------------------------------------------------------------------------------------------   -------------------------------------------------------------------------------------------   ---------------------------------------------   -------------------------------------------
                                                   Year Ended      Year Ended   * Oct. 23 thru   Year Ended      Year Ended        Year Ended         Year Ended     Year Ended    * Oct. 23 thru   Year Ended     Year Ended     Year Ended        Year Ended      Year Ended    Year Ended       Year Ended     Year Ended   * May 1 thru
                                                  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2000      Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000    Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000
                                                 ------------------------------------------------------------------------------------------------   -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 --------------------------------------------   -------------------------------------------------   --------------------------------------------   --------------------------------------------   ---------------------------------------------   -------------------------------------------
Units Outstanding Beginning of the Period                 12,299              -            -          229,485           104,857           60,603           169,678          1,040             -          206,711          79,494        17,849            789,386        687,544       370,764          169,434         86,875             -
Units Purchased                                            6,229          5,144            -           18,380            45,824           28,401             7,520         33,854            18           39,151          39,390        27,669             87,354        115,164       191,771           38,491         63,129        28,866
Units Transferred Between Sub-accounts                     5,365          7,155            -           23,593            79,421           16,835           (35,786)       134,997         1,022           32,026          88,302        34,534           (108,963)        (3,868)      128,406            2,694         19,892        58,009
Units Surrendered                                            (12)             -            -           (5,473)             (617)            (982)           (6,379)          (213)            -           (7,002)           (475)         (558)            (8,742)        (9,454)       (3,397)          (2,599)          (462)            -
                                                 --------------------------------------------   -------------------------------------------------   --------------------------------------------   --------------------------------------------   ---------------------------------------------   -------------------------------------------
                                                 --------------------------------------------   -------------------------------------------------   --------------------------------------------   --------------------------------------------   ---------------------------------------------   -------------------------------------------
Units Outstanding End of the Period                       23,881         12,299            -          265,985           229,485          104,857           135,033        169,678         1,040          270,886         206,711        79,494            759,035        789,386       687,544          208,020        169,434        86,875
                                                 ============================================   =================================================   ============================================   ============================================   =============================================   ===========================================
                                                 ============================================   =================================================   ============================================   ============================================   =============================================   ===========================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    AST - Goldman Sachs                              AST - Invesco                                  AST - Kinetics                               AST - Lord Abbett                               AST - Marsico                           AST - MFS
                                                      Small-Cap Value                               Capital Income                             Internet                                            Bond Debenture                               Capital Growth                                 Global Equity
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------  --------------------------------------------  ------------------------------------------   ---------------------------------------------
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                  Year Ended   Year Ended    Year Ended        Year Ended     Year Ended     Year Ended       Jan. 1 thru     Year Ended    * Oct. 23 thru    Year Ended    Year Ended    * Oct. 23 thru   Year Ended    Year Ended      Year Ended     Year Ended     Year Ended      Year Ended
                                                 Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000    May 3, 2002**  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001  Dec. 31, 2000
                                                 -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------  --------------------------------------------  ------------------------------------------   ---------------------------------------------
Units Outstanding Beginning of the Period             105,155        47,093         9,327           323,542        181,236         74,727             4,382             78              -           30,650             -              -         579,189       438,963       229,882           39,130          20,345              -
Units Purchased                                        22,699        24,749        16,177            24,521         56,545         42,598               157          1,574              -            5,449        13,015              -          62,989        94,630       125,714            7,005          12,174          9,422
Units Transferred Between Sub-accounts                 28,674        33,642        22,051            15,362         88,679         64,323            (4,539)         2,730             78           50,362        17,635              -          20,379        52,974        85,908            5,059           6,614         10,923
Units Surrendered                                      (3,232)         (329)         (462)           (3,318)        (2,918)          (412)                -              -              -              (29)            -              -          (6,823)       (7,378)       (2,541)             (60)             (3)             -
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------  --------------------------------------------  ------------------------------------------   ---------------------------------------------
                                                 -----------------------------------------   ---------------------------------------------  ----------------------------------------------  --------------------------------------------  ------------------------------------------   ---------------------------------------------
Units Outstanding End of the Period                   153,296       105,155        47,093           360,107        323,542        181,236                 -          4,382             78           86,432        30,650              -         655,734       579,189       438,963           51,134          39,130         20,345
                                                 =========================================   =============================================  ==============================================  ============================================  ==========================================   =============================================
                                                 =========================================   =============================================  ==============================================  ============================================  ==========================================   =============================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                   AST - MFS                                      AST - MFS                                          AST                                             AST - Neuberger &                              AST - Neuberger &                              AST - PBHG
                                                    Growth                                           Growth with Income                                 Money Market                               Berman Mid-Cap Growth                                 Berman Mid-Cap Value                   Small-Cap Growth
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  -----------------------------------------   ----------------------------------------
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  ------------------------------------------------------------------------------------
                                                  Year Ended     Year Ended     Year Ended       Year Ended     Year Ended      Year Ended        Year Ended     Year Ended    Year Ended        Year Ended     Year Ended      Year Ended      Year Ended    Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
                                                 Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001Dec. 31, 2000
                                                 ---------------------------------------------------------------------------------------------  -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  -----------------------------------------   ----------------------------------------
Units Outstanding Beginning of the Period              301,177         46,822           2,379          84,355         34,771            1,304        1,552,467        968,500       415,524           288,898         159,662         30,953        297,772        131,349       27,998          114,452      123,085       80,028
Units Purchased                                         18,958         47,656          19,797           7,948         24,365           15,666        1,002,962            682     2,929,544            39,790          57,153         66,605         45,859         55,593       50,907           12,838       12,857       20,355
Units Transferred Between Sub-accounts                 (21,091)       208,833          24,742          11,123         25,288           17,837         (957,237)       660,624    (2,351,768)           (7,455)         73,590         62,223         15,382        115,007       53,145            8,512      (17,270)      23,236
Units Surrendered                                       (3,785)        (2,134)            (96)         (1,320)           (69)             (36)        (239,300)       (77,339)      (24,800)           (6,249)         (1,507)          (119)        (5,676)        (4,177)        (701)          (3,339)      (4,220)        (534)
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  -----------------------------------------   ----------------------------------------
                                                 ---------------------------------------------  ----------------------------------------------  --------------------------------------------   ----------------------------------------------  -----------------------------------------   ----------------------------------------
Units Outstanding End of the Period                    295,259        301,177          46,822         102,106         84,355           34,771        1,358,892      1,552,467       968,500           314,984         288,898        159,662        353,337        297,772      131,349          132,463      114,452      123,085
                                                 =============================================  ==============================================  ============================================   ==============================================  =========================================   ========================================
                                                 =============================================  ==============================================  ============================================   ==============================================  =========================================   ========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                         AST - PIMCO                                  AST - PIMCO                               AST - Sanford Bernstein                  AST - Sanford Bernstein                         AST - Scudder                                  AST - Strong
                                                    Limited Maturity Bond                          Total Return Bond                          Core Value                            Managed Index 500                                Japan                                          International Equity
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------  ----------------------------------------------
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------------------------------------------------------
                                                  Year Ended    Year Ended     Year Ended      Year Ended    Year Ended     Year Ended        Year Ended    * May 1 thru        Year Ended      Year Ended      Year Ended        Jan. 1 thru    Year Ended     * Oct. 23 thru    Year Ended     Year Ended     Year Ended
                                                 Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002    Dec. 31, 2001    Dec. 31, 2002    Dec. 31, 2001    Dec. 31, 2000    May 3, 2002**  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000
                                                 -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------  ----------------------------------------------
Units Outstanding Beginning of the Period              125,474        50,998         94,215        458,375        209,564         84,718            23,487              -             303,597         192,685         135,113              206               -              -          181,719        115,322          15,981
Units Purchased                                         30,824        18,025          8,995         44,821         83,488         63,670             9,450          4,732              31,800          60,239          62,893              186             118              -           29,705         48,751          56,763
Units Transferred Between Sub-accounts                  86,357        56,576        (52,212)       176,149        173,437         61,537            28,665         18,755                 405          55,541          (4,802)            (392)             88              -           28,586         17,765          43,986
Units Surrendered                                       (4,726)         (125)             -        (18,275)        (8,114)          (361)             (104)             -              (2,853)         (4,868)           (519)               -               -              -             (840)          (119)         (1,407)
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------  ----------------------------------------------
                                                 -------------------------------------------  -------------------------------------------   ------------------------------   -------------------------------------------------   ---------------------------------------------  ----------------------------------------------
Units Outstanding End of the Period                    237,929       125,474         50,998        661,070        458,375        209,564            61,498         23,487             332,949         303,597         192,685                -             206              -          239,170        181,719         115,322
                                                 ===========================================  ===========================================   ==============================   =================================================   =============================================  ==============================================
                                                 ===========================================  ===========================================   ==============================   =================================================   =============================================  ==============================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                    AST - T. Rowe Price                         AST - T. Rowe Price                         AST - T. Rowe Price                           AST - William Blair                          Evergreen                                     Evergreen
                                                      Asset Allocation                              Global Bond                              Natural Resources                           International Growth                              VA Global Leaders                         VA Omega
                                                 -----------------------------------------  ------------------------------------------  ------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
                                                 ---------------------------------------------------------------------------------------------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
                                                  Year Ended   Year Ended     Year Ended      Year Ended    Year Ended    Year Ended     Year Ended    Year Ended    Year Ended        Year Ended     Year Ended     Year Ended        Year Ended     Year Ended    Year Ended      Year Ended   * May 1 thru
                                                 Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002  Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001    Dec. 31, 2000   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001
                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -----------------------------------------  ------------------------------------------  ------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
Units Outstanding Beginning of the Period              53,230        44,929        21,411           20,291        7,051           870          37,877        16,822         5,223           147,490        174,667         90,760            32,452          5,715             -              31             -
Units Purchased                                         4,575        12,123         9,971            6,521        5,578         2,724           7,892         4,823        15,269             8,508         14,382         49,070             3,555          6,394         4,135              61            32
Units Transferred Between Sub-accounts                  4,771        (3,774)       14,246           22,173        7,662         3,457          15,175        16,577        (3,017)          (16,691)       (36,676)        35,491             2,161         21,291         1,580              31            (1)
Units Surrendered                                         (60)          (48)         (699)            (596)           -             -            (131)         (345)         (653)           (2,382)        (4,883)          (654)                -           (948)            -               -             -
                                                 -----------------------------------------  ------------------------------------------  ------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
                                                 -----------------------------------------  ------------------------------------------  ------------------------------------------   ---------------------------------------------   --------------------------------------------  ----------------------------
Units Outstanding End of the Period                    62,516        53,230        44,929           48,389       20,291         7,051          60,813        37,877        16,822           136,925        147,490        174,667            38,168         32,452         5,715             123            31
                                                 =========================================  ==========================================  ==========================================   =============================================   ============================================  ============================
                                                 =========================================  ==========================================  ==========================================   =============================================   ============================================  ============================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                  Evergreen                                    INVESCO                                    INVESCO                                   INVESCO                                    INVESCO                                     INVESCO
                                                     VA Special Equity                             VIF Dynamics                                VIF Financial Services                VIF Health Sciences                           VIF Technology                                 VIF Telecommunications
                                                 -----------------------------------------  -----------------------------------------  ----------------------------------------   ----------------------------------------   -----------------------------------------   -----------------------------------------
                                                 ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------
                                                  Year Ended   Year Ended     Year Ended     Year Ended    Year Ended    Year Ended     Year Ended    Year Ended    Year Ended     Year Ended   Year Ended     Year Ended     Year Ended   Year Ended    Year Ended       Year Ended   Year Ended    Year Ended
                                                 Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002 Dec. 31, 2001 Dec. 31, 2000  Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000  Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001 Dec. 31, 2000
                                                 -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -----------------------------------------  -----------------------------------------  ----------------------------------------   ----------------------------------------   -----------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period              24,997        16,243             -         120,339       86,185         1,706         107,740       67,071        1,753         163,762       153,071        1,677         260,665       212,197        10,257         122,739       102,595         3,713
Units Purchased                                         7,768         5,377         8,927          18,847       32,208        22,501          12,338       17,478       21,641          27,883        37,751       34,656          55,648        60,927        64,434          28,909        29,835        50,027
Units Transferred Between Sub-accounts                 10,912         3,490         7,316          (8,645)       2,426        62,761           4,652       23,709       43,834         (17,352)      (24,733)     117,589         (17,608)      (10,563)      138,276         (23,819)       (7,826)       49,965
Units Surrendered                                        (131)         (113)            -          (5,516)        (480)         (783)         (1,876)        (518)        (157)         (5,211)       (2,327)        (851)         (8,671)       (1,896)         (770)         (1,374)       (1,865)       (1,110)
                                                 -----------------------------------------  -----------------------------------------  ----------------------------------------   ----------------------------------------   -----------------------------------------   -----------------------------------------
                                                 -----------------------------------------  -----------------------------------------  ----------------------------------------   ----------------------------------------   -----------------------------------------   -----------------------------------------
Units Outstanding End of the Period                    43,546        24,997        16,243         125,025      120,339        86,185         122,854      107,740       67,071         169,082       163,762      153,071         290,034       260,665       212,197         126,455       122,739       102,595
                                                 =========================================  =========================================  ========================================   ========================================   =========================================   =========================================
                                                 =========================================  =========================================  ========================================   ========================================   =========================================   =========================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          Montgomery                              ProFunds                       ProFunds                       ProFunds                       ProFunds                       ProFunds                       ProFunds
                                                       Emerging Markets                           VP Bear                             VP Bull Plus                   VP Europe 30               VP OTC                        Ultra OTC                        VP Ultra Small-Cap
                                                 -------------------------------------------   ------------------------------  ----------------------------   ----------------------------   -----------------------------  ----------------------------   ----------------------------
                                                 -------------------------------------------   ---------------------------------------------------------------------------------------------------------------------------  -----------------------------------------------------------
                                                  Year Ended     Year Ended    Year Ended        Year Ended    * Jan 22 thru    Year Ended    * Jan 22 thru    Year Ended    * Jan 22 thru    Year Ended   * Jan 22 thru     Year Ended    * Jan 22 thru    Year Ended   * Jan 22 thru
                                                 Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002   Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001
                                                 --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -------------------------------------------   ------------------------------  ----------------------------   ----------------------------   -----------------------------  ----------------------------   ----------------------------
Units Outstanding Beginning of the Period               46,253         28,445         4,434             1,942              -          32,604             -            7,395             -          46,940               -         243,021             -           17,407             -
Units Purchased                                          7,314          8,142        10,164               392             17          16,307         1,927            2,706         5,787           9,762           3,946          23,055         8,620            4,446         4,697
Units Transferred Between Sub-accounts                  (8,505)         9,815        13,899            18,451          1,925         (19,772)       30,677            4,954         1,797          41,994          42,994         271,728       234,401            7,399        12,710
Units Surrendered                                         (551)          (149)          (52)             (456)             -            (111)            -             (204)         (189)              -               -          (1,505)            -           (3,399)            -
                                                 -------------------------------------------   ------------------------------  ----------------------------   ----------------------------   -----------------------------  ----------------------------   ----------------------------
                                                 -------------------------------------------   ------------------------------  ----------------------------   ----------------------------   -----------------------------  ----------------------------   ----------------------------
Units Outstanding End of the Period                     44,511         46,253        28,445            20,329          1,942          29,028        32,604           14,851         7,395          98,696          46,940         536,299       243,021           25,853        17,407
                                                 ===========================================   ==============================  ============================   ============================   =============================  ============================   ============================
                                                 ===========================================   ==============================  ============================   ============================   =============================  ============================   ============================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

10.   CHANGES IN THE UNITS OUTSTANDING

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                       Prudential - SP               Rydex                                         Rydex                                       Rydex
                                                  Jennison International Growth       Nova                                          OTC                                         Ursa
                                                 ----------------------------------------------------------------------------   -----------------------------------------   ----------------------------------------
                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                   Year Ended     * May 1 thru     Year Ended     Year Ended    * Oct. 23 thru   Year Ended   Year Ended    * Oct. 23 thru   Year Ended   Year Ended   * Oct. 23 thru
                                                  Dec. 31, 2002   Dec. 31, 2001  Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001  Dec. 31, 2000   Dec. 31, 2002Dec. 31, 2001 Dec. 31, 2000
                                                 -------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 -----------------------------   --------------------------------------------   -----------------------------------------   ----------------------------------------
Units Outstanding Beginning of the Period                      -            -            25,824          7,309             -          40,350        16,988             -           1,489           971            -
Units Purchased                                            1,481            -               584          3,900           130           3,907         8,984           571             152           720            -
Units Transferred Between Sub-accounts                     1,266            -            (2,547)        14,615         7,179         (17,507)       14,391        16,417           6,284          (202)         971
Units Surrendered                                              -            -                 -              -             -            (182)          (13)            -            (435)            -            -
                                                 -----------------------------   --------------------------------------------   -----------------------------------------   ----------------------------------------
                                                 -----------------------------   --------------------------------------------   -----------------------------------------   ----------------------------------------
Units Outstanding End of the Period                        2,747            -            23,861         25,824         7,309          26,568        40,350        16,988           7,490         1,489          971
                                                 =============================   ============================================   =========================================   ========================================
                                                 =============================   ============================================   =========================================   ========================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.
** Date Operations Merged.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS  (continued)

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, were as follows:

                                                               Purchases                                                            Sales
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                               Year Ended            Year Ended           Year Ended             Year Ended           Year Ended           Year Ended
                                                             Dec. 31, 2002          Dec. 31, 2001        Dec. 31, 2000          Dec. 31, 2002        Dec. 31, 2001        Dec. 31, 2000
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                         ----------------------------------------------------------------    --------------------------------------------------------------

AAF - Growth 1                                                             $ -                    $ -          $ 333,211                     $ -                  $ -          $ 2,709,072
AAF - Mid-Cap Growth 2                                                       -                      -            259,515                       -                    -            1,864,480
AST - Alger All-Cap Growth                                             454,929              2,649,429          1,574,209                 609,778              712,469              201,127
AST - Alger Growth 3                                                         -                 20,578          2,301,432                       -            2,191,502               42,117
AST - Alger Mid-Cap Growth 4                                                 -                 32,444          1,684,436                       -            1,664,510               36,321
AST - Alliance/Bernstein Growth + Value                                580,720                 95,493                  -                 336,514               40,009                    -
AST - Alliance Growth                                                  891,775              1,597,583          2,494,489                 627,680              536,678            1,385,045
AST - Alliance Growth & Income                                       1,913,381              5,094,658          2,403,905               1,093,644            1,569,455              691,151
AST - American Century Income & Growth                                 426,120                921,044          2,115,169                 300,773              445,654              380,932
AST - American Century International Growth I                        3,398,427              3,265,766          1,206,093               3,123,459            2,207,029            6,028,724
AST - American Century International Growth II 5                             -                 53,599            182,881                       -              150,965               35,255
AST - American Century Strategic Balanced                              277,926                773,037            419,064                 212,311              109,868               57,687
AST - Cohen & Steers Real Estate                                     1,213,303              1,209,503            579,598                 598,543            1,052,977              250,197
AST - DeAm Bond 6                                                       94,960                      -                  -                   5,415                    -                    -
AST - DeAm Global Allocation                                           436,134                998,007          1,526,388                 366,252              483,126              252,122
AST - DeAm International Equity                                      2,294,324                554,541          1,422,625               2,089,044              311,396            2,251,888
AST - DeAm Large-Cap Growth 7                                           27,648                      -                  -                      69                    -                    -
AST - DeAm Large-Cap Value                                             543,699                859,561              4,640                 464,765              238,471                    2
AST - DeAm Small-Cap Growth                                            550,781              2,326,987          2,010,173                 433,333            1,537,700              517,782
AST - DeAm Small-Cap Value 8                                           126,795                      -                  -                  27,345                    -                    -
AST - Federated Aggressive Growth                                      238,432                462,254                  -                 154,943              372,310                    -
AST - Federated High Yield Bond                                      4,512,406              4,923,733            733,310               4,122,713            3,712,882              262,251
AST - Gabelli All-Cap Value                                            701,476              3,182,282             10,388                 911,733            1,465,531                  620
AST - Gabelli Small-Cap Value                                        2,738,515              2,993,075            987,414               1,976,413            1,562,454            2,380,121
AST - Goldman Sachs Concentrated Growth                              1,425,130             10,249,338         13,172,660               1,576,598            9,052,831            6,477,710
AST - Goldman Sachs Mid-Cap Growth                                     277,766                726,971            828,685                 151,197              275,514               88,139
AST - Goldman Sachs Small-Cap Value                                  1,550,490              1,775,107            546,257                 656,335            1,035,282              149,484
AST - Invesco Capital Income                                       $ 2,186,890            $ 5,317,162        $ 1,545,376             $ 1,775,299          $ 3,758,358            $ 243,940
AST - Kinetics Internet 9                                               48,748                 86,741                818                  83,117               47,235                   30
AST - Lord Abbett Bond Debenture                                     1,007,296                830,933                  -                 438,607              506,104                    -
AST - Marsico Capital Growth                                         2,225,891              2,928,924          4,934,220               1,482,304            1,213,142            1,647,958
AST - MFS Global Equity                                                159,303                556,274            211,911                  63,718              381,698               98,988
AST - MFS Growth                                                       291,753              2,991,875            531,653                 329,970              549,584               35,912
AST - MFS Growth with Income                                           422,178                565,685            414,502                 275,407              122,261              136,553
AST - Money Market                                                  32,468,546             47,524,995         14,223,991              34,648,513           40,613,871           31,721,428
AST - Neuberger & Berman Mid-Cap Growth                                887,013              3,368,070          3,132,932                 676,005            1,496,630            1,637,351
AST - Neuberger & Berman Mid-Cap Value                               2,071,307              3,694,209          1,664,819               1,174,963            1,556,942              564,006
AST - PBHG Small-Cap Growth                                            455,709                614,988          2,166,588                 298,197              462,218              885,829
AST - PIMCO Limited Maturity Bond                                    3,233,755              1,488,597            945,646               1,801,515              584,307            1,364,305
AST - PIMCO Total Return Bond                                       11,266,966              9,315,784          2,969,997               8,420,940            6,246,984            4,073,390
AST - Sanford Bernstein Core Value                                     740,972                280,269                  -                 328,562               53,376                    -
AST - Sanford Bernstein Managed Index 500                            2,204,641              4,287,204          2,509,361               1,899,200            3,057,462            1,672,915
AST - Scudder Japan 10                                                  79,477                723,233                  -                  81,559              724,938              142,515
AST - Strong International Equity                                   15,439,081             11,743,490          1,553,956              15,073,302           10,983,207            7,503,375
AST - T. Rowe Price Asset Allocation                                   220,487                466,251            359,155                  97,465              328,967               79,700
AST - T. Rowe Price Global Bond                                        908,441                351,336             60,760                 625,417              223,316                2,173
AST - T. Rowe Price Natural Resources                                2,270,269              1,301,765            247,084               1,943,830              995,247              152,748
AST - William Blair International Growth                               227,798              1,106,265          2,410,756                 283,150              854,421              870,023
Evergreen - VA Global Leaders                                          124,391                299,634            134,832                  77,434               56,382              115,361
Evergreen - VA Omega                                                     4,600                    302                  -                   3,695                    7                    -
Evergreen - VA Special Equity                                          191,434                207,703            187,689                  36,833              121,653                2,143
INVESCO - VIF Dynamics                                                 385,116                968,561          1,311,563                 337,907              645,405              506,292
INVESCO - VIF Financial Services                                     1,632,051              2,919,370            898,423               1,432,702            2,392,548              171,182
INVESCO - VIF Health Sciences                                        1,717,762              1,955,223          2,393,883               1,634,493            1,829,231              874,081
INVESCO - VIF Technology                                               874,768              2,105,546          4,107,155                 710,163            1,739,458            1,734,159
INVESCO - VIF Telecommunications                                       239,451              1,161,163          1,736,908                 210,187              998,722              875,506
Montgomery - Variable Emerging Markets                               1,134,381                447,897            472,426               1,151,931              304,185              300,503
ProFunds - VP Bear                                                   $ 952,595            $ 1,008,132                $ -               $ 679,003            $ 969,344                  $ -
ProFunds - VP Bull Plus                                              1,580,475              1,441,068                  -               1,586,062            1,190,971                    -
ProFunds - VP Europe 30                                                 88,965                924,350                  -                  49,353              851,091                    -
ProFunds - VP OTC                                                      431,579                845,466                  -                 240,427              529,444                    -
ProFunds - VP Ultra OTC                                                815,305                898,988                  -                 857,315              127,334                    -
ProFunds - VP Ultra Small-Cap                                          433,771                523,856                  -                 384,716              362,258                    -
Prudential - SP Jennison International Growth                          214,232                428,756                  -                 194,340              419,622                    -
Rydex - Nova                                                            31,170                361,573             66,083                  27,636              159,559                  471
Rydex - OTC                                                            264,208                435,234            139,938                 307,605              278,472               10,863
Rydex - Ursa                                                           136,843                 60,438             73,099                  47,500               51,296               65,559
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                         ----------------------------------------------------------------    --------------------------------------------------------------
                                                                  $114,744,755           $161,302,298        $88,202,066            $101,609,199         $118,515,863          $83,551,486
                                                         ================================================================    ==============================================================
                                                         ================================================================    ==============================================================

Footnotes:
1 - AAF Gowth merged into AST Alger Growth as of 11/11/00.
2 - AAF Mid-Cap Growth merged into AST Alger Mid-Cap Growth as of 11/11/00.
3 - AST Alger Gowth merged into MFS Growth as of 2/16/01.
4 - AST Alger Mid-Cap Growth merged into AST Alger All-Cap Growth as of 2/16/01.
5 - American Century International Growth II merged into American Century International Growth I as of 9/24/01.
6 - DeAm Bond commenced as of 05/01/02.
7 - DeAm Large-Cap Growth commenced as of 05/01/02.
8 - DeAm Small-Cap Value commenced as of 05/01/02.
9 - Kinetics Internet merged into Gabelli All-Cap Value as of 05/03/02.
10 - Scudder Japan merged into American Century International Growth as of 05/03/02.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS (continued)
FOR THE YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

12. FINANCIAL HIGHLIGHTS

                                                                    At December 31                                                                       For the year ended December 31
                                                                 -------------------------------------------------------------------------------  ----------------------------------------------------------------
                                                                 -------------------------------------------------------------------------------  ----------------------------------------------------------------
                                                                        Units             Units Value                                Net                Expense              Investment              Total
Fund Name                                                            Outstanding             Lowest              Highest            Assets               Ratio             Income Ratio*            Return*
------------------------------------------------------------------------------------------------------------------------------------------------  ----------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------  ----------------------------------------------------------------
American Skandia Trust (AST):
Alger All-Cap Growth
2002                                                                                475,076         $ 3.48             $ 5.64           $ 1,679,282             0.90%            -                  (36.53%)
2001                                                                                504,660           4.50               6.91             2,810,547             0.90%            -                  (17.63%)
Alger Growth 1
2001                                                                                              -   9.17              10.14                              -    0.90%          4.21%                 9.66%
Alger Mid-Cap Growth 2
2001                                                                                              -   8.94              10.27                              -    0.90%          2.36%                 11.59%
Alliance/Bernstein Growth + Value
2002                                                                                 29,344           6.31               9.77               209,806             0.90%          0.05%                (25.87%)
2001                                                                                  5,941           7.96              10.05                57,296             0.90%            -                  (5.29%)
Alliance Growth
2002                                                                                223,920           6.79              10.87             1,641,163             0.90%            -                  (31.78%)
2001                                                                                191,686           8.64              13.75             2,059,305             0.90%            -                  (15.71%)
Alliance Growth & Income
2002                                                                                539,867           7.76              12.18             4,890,923             0.90%          0.80%                (24.17%)
2001                                                                                495,152          10.07              13.42             5,915,527             0.90%          0.71%                (1.63%)
American Century Income & Growth
2002                                                                                259,067           6.77              10.12             2,026,368             0.90%          0.95%                (20.74%)
2001                                                                                245,214           8.36              11.26             2,419,815             0.90%          0.66%                (9.50%)
American Century International Growth I
2002                                                                                217,142           6.78               9.26             1,582,104             0.90%            -                  (20.40%)
2001                                                                                181,970           8.10              12.61             1,665,663             0.90%          0.36%                (28.12%)
American Century International Growth II 3
2001                                                                                              -   6.73              10.44                              -    0.90%          1.39%                (50.06%)
American Century Strategic Balanced
2002                                                                                115,587           9.05              11.23             1,147,909             0.90%          2.22%                (10.78%)
2001                                                                                111,255          10.07              12.01             1,238,380             0.90%          0.97%                (4.91%)
Cohen & Steers Real Estate
2002                                                                                103,361        $ 10.45            $ 12.98           $ 1,196,156             0.90%          2.02%                 1.47%
2001                                                                                 54,527          10.46              12.13               621,869             0.90%          2.74%                 1.66%
DeAm Bond 4
2002                                                                                  8,633           9.99              10.70                92,256             0.90%            -                   4.61%
DeAm Global Allocation
2002                                                                                176,793           7.90              10.24             1,500,979             0.90%          3.41%                (16.40%)
2001                                                                                173,589           8.95              12.07             1,762,920             0.90%          2.15%                (12.76%)
DeAm International Equity
2002                                                                                142,458           5.82               8.15               912,116             0.90%            -                  (17.99%)
2001                                                                                109,888           6.64              11.65               857,872             0.90%            -                  (33.00%)
DeAm Large-Cap Growth 5
2002                                                                                  3,482           7.13              10.13                26,745             0.90%            -                  (15.57%)
DeAm Large-Cap Value
2002                                                                                 73,527           6.59               9.79               564,928             0.90%          0.32%                (16.28%)
2001                                                                                 65,513           7.90              10.39               601,214             0.90%          0.02%                (6.63%)
DeAm Small-Cap Growth
2002                                                                                208,373           5.37               8.65             1,290,440             0.90%            -                  (27.31%)
2001                                                                                189,501           6.92              12.16             1,614,390             0.90%            -                  (29.26%)
DeAm Small-Cap Value 6
2002                                                                                  10,943          6.77              10.00                84,150             0.90%            -                  (15.51%)
Federated Aggressive Growth
2002                                                                                  23,881          4.29               7.26               119,083             0.90%            -                  (30.01%)
2001                                                                                  12,299          5.23              10.03                87,628             0.90%          0.04%                (21.53%)
Federated High Yield Bond
2002                                                                                265,985           8.06               9.07             2,295,424             0.90%          8.05%                (1.11%)
2001                                                                                229,485           8.27               9.48             2,002,690             0.90%          8.63%                (1.02%)
Gabelli All-Cap Value
2002                                                                                135,033           6.30              10.01             1,030,203             0.90%          0.69%                (21.63%)
2001                                                                                169,678           8.52              10.80             1,651,720             0.90%          0.01%                (3.31%)
Gabelli Small-Cap Value
2002                                                                                270,886         $ 8.64            $ 11.92           $ 2,641,600             0.90%          0.39%                (10.42%)
2001                                                                                206,711           9.07              11.50             2,250,258             0.90%          0.37%                 5.74%
Goldman Sachs Concentrated Growth
2002                                                                                759,035           6.07               9.68             4,953,270             0.90%          0.73%                (30.64%)
2001                                                                                789,386           7.62              15.29             7,427,372             0.90%            -                  (32.46%)
Goldman Sachs Mid-Cap Growth
2002                                                                                208,020           2.53               3.92               581,158             0.90%            -                  (28.29%)
2001                                                                                169,434           3.26               7.78               660,120             0.90%          0.07%                (40.87%)
Goldman Sachs Small-Cap Value
2002                                                                                153,296          11.14              15.57             1,937,521             0.90%          0.35%                (8.99%)
2001                                                                                105,155          11.42              14.00             1,460,304             0.90%            -                   8.64%
Invesco Capital Income
2002                                                                                360,107           7.70              10.88             3,094,957             0.90%          2.45%                (18.44%)
2001                                                                                323,542           9.27              11.91             3,409,305             0.90%          1.63%                (9.65%)
Kinetics Internet 7
2002                                                                                      -           7.90               8.34                     -             0.90%          0.12%                (1.05%)
2001                                                                                  4,382           7.31               8.66                36,212             0.90%            -                   3.15%
Lord Abbett Bond Debenture
2002                                                                                 86,432           9.58              10.44               884,811             0.90%          2.36%                (0.75%)
2001                                                                                 30,650           9.75              10.58               316,140             0.90%            -                   1.85%
Marsico Capital Growth
2002                                                                                655,734           8.83              11.68             6,019,972             0.90%            -                  (16.53%)
2001                                                                                579,189           9.17              14.34             6,370,617             0.90%            -                  (22.61%)
MFS Global Equity
2002                                                                                 51,134           7.09               9.15               398,814             0.90%          0.01%                (13.27%)
2001                                                                                 39,130           7.59              10.27               351,890             0.90%            -                  (11.01%)
MFS Growth
2002                                                                                295,259         $ 5.40             $ 8.17           $ 1,690,145             0.90%            -                  (29.00%)
2001                                                                                301,177           6.55              10.63             2,428,272             0.90%            -                  (22.59%)
MFS Growth with Income
2002                                                                                102,106           6.07               8.86               687,061             0.90%          0.41%                (22.53%)
2001                                                                                 84,355           7.48              10.40               732,659             0.90%          0.10%                (16.44%)
Money Market
2002                                                                              1,358,892          11.36              11.38            15,459,324             0.90%          1.29%                 0.13%
2001                                                                              1,552,467          11.08              11.36            17,639,291             0.90%          3.52%                 2.57%
Neuberger & Berman Mid-Cap Growth
2002                                                                                314,984           6.62              10.69             2,275,095             0.90%            -                  (32.00%)
2001                                                                                288,898           8.25              15.12             3,068,733             0.90%            -                  (26.65%)
Neuberger & Berman Mid-Cap Value
2002                                                                                353,337           9.64              13.11             3,849,136             0.90%          0.46%                (11.59%)
2001                                                                                297,772          10.49              13.21             3,668,869             0.90%          0.11%                (4.15%)
PBHG Small-Cap Growth
2002                                                                                132,463           6.57              11.88               992,827             0.90%            -                  (35.16%)
2001                                                                                114,452           8.72              13.83             1,323,022             0.90%            -                  (7.55%)
PIMCO Limited Maturity Bond
2002                                                                                237,929          11.99              12.63             3,003,749             0.90%          2.65%                 4.99%
2001                                                                                125,474          11.30              12.14             1,508,819             0.90%          5.45%                 6.73%
PIMCO Total Return Bond
2002                                                                                661,070          12.17              13.22             8,728,750             0.90%          2.70%                 7.97%
2001                                                                                458,375          11.39              12.60             5,605,785             0.90%          3.71%                 7.61%
Sanford Bernstein Core Value
2002                                                                                 61,498          7.18               10.60               530,644             0.90%          0.17%                (14.24%)
2001                                                                                 23,487          8.70               10.32               236,310             0.90%            -                   0.92%
Sanford Bernstein Managed Index 500
2002                                                                                332,949          7.35               10.87             2,775,303             0.90%          1.11%                (21.55%)
2001                                                                                303,597          9.06               12.20             3,225,785             0.90%          0.77%                (11.06%)
Scudder Japan 8
2002                                                                                      -        $ 4.51              $ 5.47                     -             0.90%             -                   2.09%
2001                                                                                    206          4.96                8.24                 1,050             0.90%             -                 (37.90%)
Strong International Equity
2002                                                                                239,170          6.36                8.82             1,678,190             0.90%          0.55%                (19.36%)
2001                                                                                181,719          7.74               11.60             1,581,138             0.90%          0.15%                (23.65%)
T. Rowe Price Asset Allocation
2002                                                                                 62,516          8.81               10.97               601,046             0.90%          2.63%                (10.92%)
2001                                                                                 53,230          9.63               11.82               574,533             0.90%          2.91%                (5.89%)
T. Rowe Price Global Bond
2002                                                                                 48,389          9.85               11.34               548,696             0.90%            -                   13.70%
2001                                                                                 20,291          9.52               10.37               202,354             0.90%            -                   1.47%
T. Rowe Price Natural Resources
2002                                                                                 60,813         10.57               14.54               735,786             0.90%          1.30%                (6.62%)
2001                                                                                 37,877         10.97               14.87               490,785             0.90%          0.81%                (0.46%)
William Blair International Growth
2002                                                                                136,925          6.46                9.58               950,656             0.90%          3.93%                (26.52%)
2001                                                                                147,490          7.74               13.16             1,393,613             0.90%          5.63%                (24.43%)

Evergreen Funds:
VA Global Leaders
2002                                                                                 38,168          6.74                9.17               270,727             0.90%          0.71%                (21.18%)
2001                                                                                 32,452          7.46               10.63               292,044             0.90%          1.26%                (14.43%)
VA Omega
2002                                                                                    123          6.26                9.21                   831             0.90%            -                  (26.24%)
2001                                                                                     31          7.60               10.66                   287             0.90%            -                  (12.74%)
VA Special Equity
2002                                                                                 43,546          6.16                9.98               308,730             0.90%            -                  (28.02%)
2001                                                                                 24,997          8.08               10.81               246,201             0.90%            -                  (9.17%)

INVESCO Variable Investment Funds:
VIF Dynamics
2002                                                                                125,025        $ 5.09              $ 9.22             $ 740,486             0.90%            -                  (32.68%)
2001                                                                                120,339          6.62               13.64             1,058,779             0.90%            -                  (31.94%)
VIF Financial Services
2002                                                                                122,854          9.31               13.39             1,323,666             0.90%          0.60%                (15.88%)
2001                                                                                107,740         10.61               14.45             1,379,972             0.90%          0.37%                (10.93%)
VIF Health Sciences
2002                                                                                169,082          9.04              12.63              1,616,527             0.90%            -                  (25.32%)
2001                                                                                163,762         10.50              14.35              2,096,533             0.90%          0.40%                (13.60%)
VIF Technology
2002                                                                                290,034          2.78               7.05                992,667             0.90%            -                  (47.46%)
2001                                                                                260,665          4.57              13.76              1,697,970             0.90%            -                  (46.45%)
VIF Telecommunications
2002                                                                                126,455          2.14               5.20                301,879             0.90%            -                  (51.38%)
2001                                                                                122,739          4.00              12.95                602,596             0.90%            -                  (54.54%)

Montgomery Variable Series:
Emerging Markets
2002                                                                                 44,511          6.14               8.97                313,143             0.90%          0.15%                (10.72%)
2001                                                                                 46,253          6.10               9.53                364,483             0.90%            -                  (8.04%)

Profunds VP:
VP Bear
2002                                                                                 20,329         11.23              16.10                280,724             0.90%          0.43%                 19.43%
2001                                                                                  1,942          9.82              13.89                 22,456             0.90%            -                   16.58%
VP Bull Plus
2002                                                                                 29,028          3.96               7.73                137,263             0.90%            -                  (36.84%)
2001                                                                                 32,604          5.85              10.33                244,112             0.90%            -                  (26.66%)
VP Europe 30
2002                                                                                 14,851          4.83               7.60                 80,785             0.90%            -                  (26.62%)
2001                                                                                  7,395          6.22              10.00                 54,815             0.90%            -                  (27.45%)
VP OTC
2002                                                                                 98,696        $ 2.89             $ 6.14              $ 346,070             0.90%            -                  (39.33%)
2001                                                                                 46,940          4.17              10.31                271,282             0.90%            -                  (44.78%)
VP Ultra OTC
2002                                                                                536,299          0.55               2.86                418,269             0.90%            -                  (69.30%)
2001                                                                                243,021          1.39              10.51                617,461             0.90%            -                  (79.15%)
VP Ultra Small-Cap
2002                                                                                 25,853          3.88              10.35                133,488             0.90%            -                  (43.27%)
2001                                                                                 17,407          5.59              10.97                158,440             0.90%            -                  (9.53%)

Prudential Series Funds Inc:
SP Jennison International Growth
2002                                                                                  2,747          5.38               7.59                 15,551             0.90%            -                  (23.72%)
2001                                                                                     -           6.45              10.11                     -              0.90%            -                  (38.39%)

Rydex Inc:
Rydex Nova
2002                                                                                  23,861         3.64               7.05                103,523             0.90%          6.74%                (36.47%)
2001                                                                                  25,824         5.37               9.54                176,346             0.90%         15.49%                (24.46%)
Rydex OTC
2002                                                                                  26,568         2.14               4.55                 68,914             0.90%            -                  (39.56%)
2001                                                                                  40,350         3.09               7.80                173,160             0.90%            -                  (35.93%)
Rydex Ursa
2002                                                                                   7,490        11.76              16.84                109,126             0.90%          1.05%                 20.24%
2001                                                                                   1,489        10.25              14.61                 18,039             0.90%         13.76%                 13.66%

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

           AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
           VARIABLE ACCOUNT F
           NOTES TO FINANCIAL STATEMENTS (continued)
           FOR THE YEAR ENDED DECEMBER 31, 2002

           ---------------------------------------------------------------------------------------------------------------------------------------------

           12. FINANCIAL HIGHLIGHTS

           Footnotes:
           1 - Alger Gowth merged into MFS Growth as of 2/16/01.
           2 - Alger Mid-Cap Growth merged into Alger All Cap Growth as of 2/16/01
           3 - American Century International Growth II merged into American Century International Growth I as of 9/24/01
           4 - DeAm Bond commenced as of 05/01/02.
           5 - DeAm Large-Cap Growth commenced as of 05/01/02.
           6 - DeAm Small-Cap Value commenced as of 05/01/02.
           7 - Kinetics Internet merged into Gabelli All-Cap Value as of 05/03/02.
           8 - Scudder Japan merged into American Century International Growth as of 05/03/02.

           * Annualized

Form N-6: Horizon

                                                               PART C

                                                         OTHER INFORMATION

Item 27.    Exhibits:

(a)      Resolution of the Board of Directors of American Skandia Life Assurance Corporation authorizing the establishment of the
            Registrant for Separate Account F incorporated by reference from Initial filing of Registration Statement on Form S-6
            No. 333-38119, filed via EDGAR October 17, 1997.

(b)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

(c)      (1)      Form of Principal Underwriting Agreement incorporated by reference from Initial filing of Registration Statement on Form S-6 No. 333-38119, filed via EDGAR October 17, 1997.
            (2)   Form of Revised Dealer Agreement incorporated by reference from Post-Effective Amendment No. 7 to Registration
            Statement on Form N-4 No. 33-87010, filed via EDGAR April 24, 1998.

(d)      Form of Flexible Premium Variable Life Insurance Policy
(1)      Single Life version incorporated by reference from Initial filing of Registration Statement on Form S-6 No. 333-95959, filed via EDGAR February 2, 2000.
(2)      Last Survivor version incorporated by reference from Initial filing of Registration Statement on Form S-6 No. 333-95959, filed via EDGAR February 2, 2000.
(3)      Endorsement - Accelerated Death Benefit incorporated by reference from Initial filing of Registration Statement on Form
                    S-6 No. 333-95959, filed via EDGAR February 2, 2000.
(4)      Endorsement - Guaranteed Continuation Provision incorporated by reference from Initial filing of Registration Statement on Form S-6 No. 333-95959, filed via EDGAR February 2, 2000.
(5)      Endorsement - Medically-Related Waiver incorporated by reference from Initial filing of Registration Statement on Form
                    S-6 No. 333-95959, filed via EDGAR February 2, 2000.

(e)      Form of Application for Flexible Premium Variable Life Insurance Policy incorporated by reference from Pre-effective
            Amendment No. 2 to Registration Statement on Form S-6 No. 333-58703, filed via EDGAR January 4, 1999.

(f)      Articles of Incorporation and By-Laws of American Skandia Life Assurance Corporation, incorporated by reference to
            Pre-effective Amendment No. 6 to Registration Statement on Form N-4 No. 33-87010, filed via EDGAR March 2, 1998.

(g)      Reinsurance Contracts for Transamerica

(h)      Participation Agreements between Depositor and:

(1)      American Skandia Trust incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement on Form
                    N-4 No. 33-87010, filed via EDGAR February 25, 1997.
(2)      The Montgomery Funds III incorporated by reference from Initial Registration to Registration Statement on Form N-4 No.
                    333-08853, filed via EDGAR July 25, 1996.
(3)      Rydex Variable Trust incorporated by reference from Post-Effective Amendment No. 8 to Registration Statement on Form N-4
                    No. 33-87010, filed via EDGAR April 26, 1999.
(4)      Evergreen Variable Annuity Trust incorporated by reference from Post-Effective Amendment No. 9 to Registration Statement
                    on Form N-4 No. 33-87010, filed via EDGAR April 26, 2000.
(5)      INVESCO Variable Investment Funds, Inc. incorporated by reference from Post-Effective Amendment No. 9 to Registration
                    Statement on Form N-4 No. 33-87010, filed via EDGAR April 26, 2000.
(6)      ProFunds VP incorporated by reference from Post-Effective Amendment No. 9 to Registration Statement on Form N-4 No.
                    33-87010, filed via EDGAR April 26, 2000.
(7)      Prudential Series Fund, Inc. incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on
                    Form N-4 No. 33-87010, filed via EDGAR April 26, 2001.

(i)      Administrative Contracts: Not Applicable

(j)      Other Materials Contracts: Not Applicable

(k)      Opinion and Consent of Counsel                                         FILED HEREWITH

(l)      Actuarial Opinion: Not Applicable

(m)      Sample Calculations: Not Applicable

(n)      Consent of Ernst & Young LLP                                           FILED HEREWITH

(o)      Financial Statements: Not Applicable

(p)      Initial Capital Agreements: Not Applicable

(q)      Redeemability Exemption

I.       PURCHASE AND ISSUANCE OF POLICIES

A.       PREMIUMS AND UNDERWRITING STANDARDS

The Policy is a flexible  premium  variable life  insurance  policy.  The Policy  provides  considerable  flexibility  regarding the timing and amount of premium  payments  after the first.  No  additional  premium  must be paid  unless  required to pay the ongoing monthly  charges.  However,  there is a minimum amount we accept both for initial and subsequent  premiums.  There also is a maximum total amount you can pay. The minimum Premium we generally  accept as an initial  Premium is 1/2th of the Maximum Annual  Assessable
Premium.  The Maximum Annual  Assessable  Premium is the maximum amount of Premium in a Policy Year against which we will assess any contingent  deferred  sales  charge upon  surrender  of the  Policy.  We do not assess any  contingent  deferred  sales  charge upon surrender  against any portion of the Premium  you pay during a Policy Year that  exceeds the maximum  amount for that Policy  Year.
We may accept less under certain  circumstances,  such as when you authorize periodic  withdrawals from an account you may have with a bank or other  financial  institution in amounts  designed to  cumulatively  pay amounts equal to required  minimum  amounts.  The maximum  initial  Premium we accept equals the maximum  amount that can be paid without  increasing  the Death Benefit on the Policy
Date.  However,  if you submit any Premium before we have  determined  whether you meet our  requirements  for issuing a Policy,  at such time we will not accept more than $500,000 without prior Home Office approval.

B.       APPLICATION AND INITIAL PREMIUM PROCESSING

Upon receipt of a completed  Application,  American Skandia will follow certain insurance  underwriting (i.e.,  evaluation of risks)
procedures  designed  to  determine  insurability.  Standard  underwriting  may  involve  such  verification  procedures  as medical examinations and may require that further  information be provided by the proposed  Insured before a determination  can be made. The
Policies will be offered and sold pursuant to  established  underwriting  standards and in  accordance  with state  insurance  laws, which prohibit  unfair  discrimination  among Owners,  but recognize that premiums must be based upon factors such as age, health or occupation.  As part of our  standards,  we will not issue a Policy if, as of the Policy Date,  the Insured  would be older than Age
80. If our  standards  are not met and we received a Premium,  we will  return to you an amount  equal to the  Premium.  No interest will be paid.  A Policy will not be issued until underwriting procedures have been completed.

We may issue a temporary  insurance  agreement during the  "underwriting  period." The  "underwriting  period" is the period between the time an  application  is submitted  for a Policy and the time we either issue the Policy or decide not to issue one. A temporary insurance  agreement may be issued if: (a) the Application is completed in full; (b) the Insured  answers "no" to certain  questions on the  Application  (these are  questions we use as  indicators of whether we will issue  temporary  insurance);  (c) no Insured is under age 18; and (d) a Premium is submitted  with the  Application.  If we issue a temporary  insurance  agreement  and the Insured
(both Insureds if there are two Insureds) dies during the underwriting  period,  the temporary  insurance benefit will be payable if all the conditions of the temporary  insurance  agreement are satisfied.  If the Insured(s)  die(s) during the  underwriting  period and no temporary insurance agreement was in effect, no benefit is payable.

C.       PREMIUM ALLOCATION

In the  application  for a Policy,  the Owner can allocate the Net Premium using one or more variable  investment  options  and/or a
Fixed  Allocation.  The Fixed Allocation  provides a fixed interest rate guarantee  provided by American  Skandia's general account.
American Skandia initially invests the portion of the Net Premium allocated to variable  investment  options in the AST Money Market
Sub-account  unless the Owner submits a "return  waiver" In Writing before the Issue Date,  where  permitted by law. A return waiver is an election  by you to invest as soon as possible in the  variable  investment  options of your  choice.  If you submit a "return waiver"  and then  decide to return  your  Policy  during  the  "free-look"  period,  you may  receive  back less than the  Premium.
Generally,  American Skandia transfers the Account Value in the AST Money Market Sub-account to the variable  investment options the
Owner  requested as of the Valuation Date which is on or immediately  after the 15th day after the date we issue a Policy.  However, we will make the transfer as of a later date if your "free-look" period is longer than 10 days to meet state law requirements.

II.      TRANSFER AMONG INVESTMENT OPTIONS

Each  variable  investment  option is invested  in an  underlying  mutual fund or  portfolio  of an  underlying  mutual fund and are
Sub-accounts  of the Separate  Account.  Each  Sub-account  invests  exclusively  in one Portfolio.  The Owner may transfer  Account
Value between these investment  options,  however,  no transfers are permitted when the Policy is in its "grace period." The Company retains  the  right to  impose  a limit  of not more  than 12  transfers  per  Policy  Year,  including  transfers  involving  Fixed
Allocations.  The Company  reserves the right to require that there be at least  $500.00 in an  investment  option after a transfer.
If, as a result of the  transfer,  there would be less than  $500.00 in an  investment  option,  the Company  reserves  the right to transfer the remaining Account Value pro rata to the investment option(s) that were being transferred to.

Requests for transfers must be In Writing unless American Skandia receives a prior written  authorization  from the Owner permitting transfers  based on  instructions  the  Company  receives  over the phone.  A transfer  will take  effect on the date the  Company's requirements are met and received at the Company's Office, unless a later date is designated in the request for a transfer.

III.     "REDEMPTION" PROCEDURES: SURRENDER AND RELATED TRANSACTIONS

A.       SURRENDER FOR CASH VALUE

An Owner may  surrender  the  Policy  after  the end of the  free-look  period as long as the  Insured  is alive.  If the  Policy is surrendered,  the Company  will pay the Owner the Cash Value.  A surrender  request  must be In  Writing.  American  Skandia  prices surrenders, as of the date the Company's requirements are met and received at the Company's Office.

B.       PARTIAL WITHDRAWALS

Partial  withdrawals  are  allowed  while the  Insured is alive.  A partial  withdrawal  may not be taken until after the end of the
"free-look"  period.  The Company allows partial  withdrawals while the Insured is alive up to a maximum of 90% of the Policy's Cash
Value,  subject  to the  following  limitations:  (1) In the first ten  Policy  Years,  we  permit a  partial  withdrawal  if such a withdrawal  meets the requirements for a  medically-related  waiver,  as described in the section  "Medically  Related Waiver";  (2)
After the tenth Policy Year, an Owner may take up to the maximum partial  withdrawal  amount.  The maximum partial withdrawal at any time is the amount  available such that as a consequence  of the partial  withdrawal,  the Specified  Amount is at least a specified minimum  and your Cash Value is greater  than  $1,000;  and (3) At any time,  while the  Insured  is alive,  the Owner may  withdraw amounts  that  cumulatively  do not exceed the total of any  Exempt  Premiums  less the Exempt  Premiums  previously  withdrawn.  No partial  withdrawal may be less than $1,000.  Funds taken as a partial  withdrawal  cannot be put back into the Policy.  The Company charges a $25.00 transaction fee on any partial withdrawal.

The contingent deferred sales charge is a percentage of the Assessable Premium paid.  It is charged if you surrender the Policy during certain periods, unless the Policy qualifies for a medically-related waiver of these charges, as discussed in the section of this Prospectus entitled "Medically-Related Waiver".
The percentages that we assess against Assessable Premium upon a surrender are as follows:

----------------------- ------- -------- -------- -------- ------- -------- -------- -------- -------- ------- --------
Policy Year               1        2        3        4       5        6        7        8        9       10      11+
----------------------- ------- -------- -------- -------- ------- -------- -------- -------- -------- ------- --------
----------------------- ------- -------- -------- -------- ------- -------- -------- -------- -------- ------- --------
Percentage (%)            10       8        6        5       4        3        2        2        1       1        0
----------------------- ------- -------- -------- -------- ------- -------- -------- -------- -------- ------- --------

The Assessable  Premium equals the total Premiums less the total Exempt  Premiums.  Exempt Premiums are the amounts against which we will not charge a contingent deferred sales charge upon surrender or withdrawal.

A partial  withdrawal  reduces  the Account  Value by an amount  equal to the amount of the partial  withdrawal.  Unless  instructed differently,  Account  Value is taken from the variable  investment  options and the Fixed  Allocations  in the same  proportion  as
Account Value in the investment options on the Valuation Date such Account Value is taken.

A partial  withdrawal  reduces the Death  Benefit.  It also reduces the Guaranteed  Minimum Death Benefit in the same  proportion as the Account Value is reduced by the partial  withdrawal.  The Death Benefit is reduced  because the Account Value,  which is used in calculating the Death Benefit, has been reduced.

C.       DEATH BENEFIT CLAIMS

As long as the Policy remains in force,  American Skandia will usually pay the Death Proceeds to the named  Beneficiary,  unless the
Policy is contested.  The Death  Proceeds are based on the Death Benefit as of the date the Company  receives all  requirements  for paying a death  claim and are  satisfied  that the death  claim can be paid.  These  requirements  include,  but are not limited to, receipt  of a valid  death  certificate  and  information  necessary  to make  payments  to each  Beneficiary.  Payment of the Death
Proceeds may be postponed as permitted pursuant to the relevant provisions of the Investment Company Act of 1940.

The Death  Proceeds  equal the Death  Benefit  under the Policy less any Debt plus any  interest  amount  required by law. The Death
Benefit will be priced as of the date  American  Skandia's  requirements  are met and received at their Office.  The Death  Proceeds are paid as a lump sum or in accordance  with payment  options  described in the Policy or any other payment option  selected by the
Beneficiary  and  agreed  to by  American  Skandia.  Generally,  the  Beneficiary  can  choose a lump  sum or one of the  settlement options.  However,  the Owner may choose the method of payment if such  instruction is received and agreed to by American Skandia In
Writing before the Insured's death.

D.       POLICY GRACE PERIOD AND REINSTATEMENT

If, on any Monthly Processing Day, an Owner's Account Value is insufficient to pay the current monthly  deductions,  a 61-day "grace period" begins unless the guaranteed  continuation  provision is then applicable.  If a policy enters the grace period,  the Company will send the  Owners a notice of how much must be paid  before  the end of the grace  period to keep the  Policy in force.  If that were to occur and,  during the grace period,  the Owner does not pay the amount needed to keep the policy in force,  the Policy will end,  unless the  guaranteed  continuation  provision  applies.  During  the first ten Policy  Years,  the Owner may  qualify  for a guaranteed  continuation  provision  if: (1) the total amount of Premium  paid is not less than a specified  minimum for each Policy
Month times the number of Policy  Months  since the Policy Date;  and (2) there is no Debt.  The  specified  minimum for each Policy
Month is called the "monthly  continuation  amount".  This amount is 1/24th of the Maximum Annual Assessable  Premium.  If the Owner
qualifies for  continuation  under this provision,  the Company  guarantees that the Policy will not enter into a grace period until the 10th Policy  Anniversary or the Insured's Age 80, which ever is earlier.  The Death Benefit while the Policy is kept in force by this provision is the Death Benefit in effect as of the Monthly Processing Day the grace period otherwise would have begun.

If the Policy  lapses,  the Owner may apply for  reinstatement  of the Policy.  American  Skandia must receive such  application  In
Writing at the  Company's  Office  within three years of the date the lapse  occurred as measured  from the end of the grace period.
In order to reinstate the Policy, the Owner must pay a reinstatement  amount,  including any applicable charges and any Debt and the
Company may require satisfactory evidence of insurability.

E.       MEDICALLY-RELATED WAIVER

A  medically-related  waiver is the  Company's  waiver of the  contingent  deferred  sales  charge that would  otherwise  apply to a surrender.  A  medically-related  waiver also is the only  context in which we permit a partial  withdrawal  in the first ten Policy
Years of amounts other than Exempt Premium.  No contingent  deferred sales charge or partial  withdrawal  transaction fee applies to such a partial  withdrawal.  American Skandia will consider waiving the contingent  deferred sales charge,  where allowed by law, if the Company receives all of their requirements.  These requirements  include,  but are not limited to, satisfactory proof In Writing that the Insured (the last surviving  Insured if there is more than one Insured) has continuously  been confined to a long-term care facility,  such as a nursing home or a hospital,  as defined in the Policy, and that such confinement  started after the Issue Date.
A partial  withdrawal  during the first ten Policy  Years for which we grant a  medically-related  waiver has the same impact on the remaining benefits that results from any other partial withdrawal.

F.       ACCELERATED DEATH BENEFIT

The Company may pre-pay a portion of the Death  Proceeds to the Insured in the form of an  accelerated  death  benefit.  The maximum
                                                                -------
the Company will pay,  before any reductions,  is the lesser of 50% of the Required Death Benefit or $250,000.  The actual amount is reduced by a 12-month  interest  rate  discount  (currently  6.0%) and a pro-rata  portion of any Debt.  The Company  will only make payment if we receive all our  requirements,  including  but not limited to,  proof  satisfactory  to us In Writing that the Insured
(the last  surviving  Insured if there are two  Insureds)  became  terminally  ill, as defined in your Policy:  (a) at least 30 days after the Issue Date;  or (b) as a result of an accident that occurred  after the Issue Date.  Any such payment  reduces the Account
Value,  the Premium,  the  Guaranteed  Minimum Death Benefit and any Debt in the same ratio as the Required Death Benefit is reduced as of the Valuation Period such a payment is made.

G.       POLICY LOANS

An Owner may obtain a cash loan from American  Skandia using Account Value as  collateral.  The Owner can receive loans equal to 90%
of the Cash Value.  At the time a loan is taken,  the amount then available for a new loan is the maximum  otherwise  available less any Debt.  The minimum amount an Owner can borrow is $1,000.

When a loan is taken,  Account Value equal to the loan amount,  is moved to the Loan Account.  Unless American Skandia is instructed differently,  Account  Value is moved from the variable  investment  options and the Fixed  Allocations  in the same  proportion  as
Account  Value is invested in the  investment  options on the  Valuation  Date such  Account  value is moved.  The Loan Account is a mechanism used to ensure that any outstanding Debt remains fully secured by the Account Value.

We  determine  what portion of a loan is a  "preferred  loan" and what  portion is a "standard  loan" at the time you take the loan.
Whether a loan is  "preferred"  or "standard"  depends on the amount of the loan relative to your Policy's Cash Value.  Loans of 25%
of less of the Policy's  Cash Value are treated as  "preferred"  loans.  Loans of greater  then 25% of the  Policy's  Cash Value are treated as "standard"  loans.  We determine  whether your loan should be treated as "preferred" or "standard" at the time it is made based on the cumulative  amount of outstanding  loans at that time. A loan retains its character as "preferred" or "standard"  until it is repaid.

We charge interest on "preferred" and "standard"  loans at the rate of 6.0% per year,  compounded  yearly,  in arrears.  Each Policy
Anniversary  that the loan is not repaid,  we add an amount equal to any unpaid interest to your Debt. We currently  credit interest to Account Value in the Loan Account on  "preferred"  loans at the rate of 6.0% per year,  compounded  yearly.  We currently  credit interest to Account Value in the Loan Account on "standard" loans at the rate of 5.85% per year,  compounded yearly.  However,  with respect to "preferred"  and  "standard"  loans,  to the extent  permitted by law, we retain the right to credit less, but never less than 5.5% per year, compounded yearly.

The Owner is not  required  to repay the loan while the  Insured is alive,  except when an amount is due to keep the Policy in force or upon  reinstatement.  The  amount of Debt is  reduced  by the  amount of any loan  repayment.  Any  standard  loan will be repaid before any  preferred  loan. A loan  repayment is allocated to the  variable  and fixed  investment  options  pro-rata  based on the
Account Value in each investment option as of the Valuation Period the loan repayment is received.

The impact of a loan on the Account Value may be positive or negative.  If the Account value  transferred  to the Loan Account earns more than that earned in the  investment  options,  the loan will have a positive  impact on the Account  Value and on the  Required
Death  Benefit.  If the Account value  transferred to the Loan Account earns less that that earned in the  investment  options,  the loan will have a negative impact on the Account Value and on the Required Death Benefit.

H.       MISSTATEMENT

The Company will adjust the amount of the Death  Proceeds to conform to the facts if the age or gender of an Insured is  incorrectly stated.

I.       EXCHANGE FOR FIXED LIFE INSURANCE POLICY

Once the Policy is issued,  it may be exchanged for a non-variable  life  insurance  policy on the life of the insured by allocating all of the Account Value to the Fixed  Allocation,  which provides a guaranteed fixed interest rate supported by American  Skandia's general account.  Such  non-variable  policy will be provided without any evidence of insurability.  American Skandia will not issue a new contract.  However,  the Account Value will be limited to the fixed  allocation.  The non-variable  life insurance policy will have an amount at risk which is equal to or less than the amount at risk on the date the Owner  requests  the  exchange.  Additional premiums  may be required at a later date.  The Company  reserves  the right to make  available a new policy  issued by itself or an affiliated company.

(r)      Powers of Attorney:
1)       Directors,  Lincoln R. Collins and Thomas M.  Mazzaferro,  incorporated by reference to  Post-Effective  Amendment No. 1 to
                  Registration Statement No. 333-53596, filed via EDGAR January 18, 2001.
2)       President and Chief  Executive  Officer,  Wade A. Dokken,  incorporated by reference to  Post-Effective  Amendment No. 6 to
                  Registration Statement No. 333-38119, filed via EDGAR July 25, 2001.
3)       Director  Robert G. Whitcher  incorporated  by reference to  Pre-Effective  Amendment No. 1 to  Registration  Statement No.
                  333-68714, filed via EDGAR November 9, 2001.

Item 28.    Directors and Officers of the Depositor:

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Patricia J. Abram                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
One Corporate Drive, P.O. Box 883                                      Business Controller
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating
One Corporate Drive, P.O. Box 883                                      Officer and Director
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President, Chief Financial
One Corporate Drive, P.O. Box 883                                      Officer, and Director
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

On December 20, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden  ("Skandia"),  and on that date,  the ultimate  parent  company of American  Skandia Life  Assurance  Corporation  ("American
Skandia"),  announced  that it and Skandia U.S.  Inc.  had entered  into a  definitive  Stock  Purchase  Agreement  with  Prudential
Financial,  Inc., a New Jersey corporation  ("Prudential  Financial").  Under the terms of the Stock Purchase Agreement,  Prudential
Financial will acquire Skandia U.S. Inc., a Delaware  corporation,  from Skandia.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of American  Skandia.  Effective as of closing of the  acquisition,  American  Skandia  anticipates  the
Directors and Officers of American Skandia to be as follows:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Robert Arena                                                           Vice President, Product Development
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Lincoln R. Collins                                                     Vice President, Strategy
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Timothy Harris                                                         Chief Legal Officer and Corporate Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Jacob Herschler                                                        Vice President, Marketing
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director
213 Washington Street
Newark, New Jersey  07102-2992

Daniel Kane                                                            Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

Anthony Piszel                                                         Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Item 29.      Persons  Controlled by or Under Common  Control with the Depositor or  Registrant:  The Depositor does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account B was
         -------------------------------------------------------------------------------------
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and Exchange
                  Commission under the Investment Company Act of 1940 as a unit invest trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company domiciled in
         -----------------------------------------------------
                  Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of
                  American Skandia, Inc.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general business
         --------------------------------------------------------------------------
                  corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized in the
         ------------------------------------------------
                  State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by
                  American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation
         ------------------------------------------------------------
                  organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds, Inc.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation organized
         ----------------------------------------------------------
                  in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation
                  Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor
                  Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation organized in
         ------------------------------------------------------
                  the State of Delaware.  The organization is a registered transfer agent for American Skandia Advisor Funds, Inc.
                  ("ASAF") and it provides transfer agent services to ASAF.

(8)      Skandia Vida S.A. de C.V.:  This subsidiary of American Skandia Life Assurance Corporation was organized in March, 1995,
         -------------------------
                  and began operations in July, 1995.  It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers in Mexico.

                  Under the terms of the Stock  Purchase  Agreement  referred  to above in  response  to Item 25, on or prior to the closing of the  acquisition,  ASLAC will  distribute or sell all of the capital stock of Skandia Vida S.A. de C.V.
                  to Skandia or its affiliates.

         Following the closing of the acquisition referred to in Item 25, ASLAC, through its parent company American Skandia,
         Inc., will become a subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company.

Item 30.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM can also be indemnified  pursuant to indemnity  agreements between each director and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The  directors  and officers of ASLAC and ASM are covered under a directors and officers  liability  insurance  policy.  Such policy will  reimburse  ASLAC or ASM, as  applicable,  for any payments that it shall make to directors  and officers  pursuant to law and, subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements and judgments arising  from any  proceeding  involving  any  director  or officer of ASLAC or ASM,  as  applicable,  in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 31.    Principal Underwriters:

(a)      American Skandia  Marketing,  Inc.  ("ASM"),  a subsidiary of American  Skandia,  Inc., serves as distributor and principal underwriter for flexible premium deferred annuities,  single premium deferred  annuities,  modified single premium variable life insurance  policies and flexible  premium  variable life insurance  policies issued by American Skandia Life Assurance
         Corporation.  ASM also serves as distributor  and principal  underwriter  for American  Skandia Trust and American  Skandia
         Advisor Funds, Inc.

(b)      Directors and officers of ASM

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate
One Corporate Drive, P.O. Box 883                                      Treasurer and Business Controller
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John W. Coleman                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief
One Corporate Drive, P.O. Box 883                                      Operating Officer and Director
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive
One Corporate Drive, P.O. Box 883                                      Officer
Shelton, Connecticut  06484-0883

Lisa Foote                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                         Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
One Corporate Drive, P.O. Box 883                                      Chief Financial Officer, and
Shelton, Connecticut  06484-0883                                       Director

Michael A. Murray                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David A. Pugliese                                                      Director, Head of ASM
One Corporate Drive, P.O. Box 883                                      Compliance
Shelton, Connecticut  06484-0883

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                            Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Scott H. Rothstein                                                     Vice President and Deputy General
One Corporate Drive, P.O. Box 883                                      Counsel
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Charles R. Shaw                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                           Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                       Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and
One Corporate Drive, P.O. Box 883                                      General Counsel
Shelton, Connecticut  06484-0883

On December 20, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden ("Skandia"), and on that date, the ultimate parent company of American Skandia Marketing, Inc. ("ASM"), announced that it and
Skandia U.S. Inc. had entered into a definitive Stock Purchase Agreement with Prudential  Financial,  Inc., a New Jersey corporation
("Prudential  Financial").  Under the terms of the Stock Purchase Agreement,  Prudential Financial will acquire Skandia U.S. Inc., a
Delaware  corporation,  from  Skandia.  Skandia  U.S.  Inc.  is the sole  shareholder  of ASI,  which is the parent  company of ASM.
Effective as of closing of the acquisition, ASM anticipates the Directors and Officers of ASM to be as follows:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Timothy Harris                                                         Chief Legal Officer and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Lesley Mann                                                            Chief Operating Officer
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer
213 Washington Street
Newark, New Jersey  07102-2992

David A. Pugliese                                                      Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gene Stark                                                             Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

     (c)    Compensation from the Registrant:  ASLAC pays ASM an underwriting commission for its role as principal underwriter/distributor of all variable insurance products issued by ASLAC.  ASM is responsible for payment of commissions to the broker-dealer firms who are the ultimate sellers of the product.  ASM does not retain any underwriting commissions.

Item 32.    Location of Accounts and Records:  Accounts and records are maintained by ASLAC at its principal office in Shelton,
Connecticut.

Item 33.    Management Services:  None

Item 34.    Fee  Representation:  American Skandia Life Assurance  Corporation  ("Depositor")  hereby  represents that the aggregate fees and charges under the variable life policies are reasonable in relation to the services  rendered,  the expenses expected to be incurred,  and the risks assumed by the  Depositor.  Depositor  bases its  representation  on its assessment of all of the facts and circumstances,  including  such  relevant  factors  as: the nature and extent of such  services,  expenses  and risks;  the need for
Depositor  to earn a profit;  the degree to which the  policies  include  innovative  features;  and the  regulatory  standards  for exemptive  relief under the  Investment  Company Act of 1940 used prior to October 1996,  including the range of industry  practice.
This  representation  applies to all  Policies  sold  pursuant to this  Registration  Statement,  including  those sold on the terms specifically  described in the prospectus  contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any Policies or prospectus, or otherwise.

                                                              EXHIBITS

As noted in Item 27, various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

No. (k)          Opinion and Consent of Counsel                                         FILED HEREWITH

No. (n)          Consent of Ernst & Young LLP                                           FILED HEREWITH

                                                       SIGNATURES

         As required by the Securities Act of 1933 and the  Investment  Company Act of 1940, the Registrant  certifies that it meets the  requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration  Statement to be signed on its behalf,  in the Town of Shelton and State of  Connecticut,  on the
29th day of April, 2003.

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F
                                                        Registrant

                                      By: American Skandia Life Assurance Corporation

By:  _______________________________________                            Attest:  _________________________
/s/Kathleen A. Chapman, Corporate Secretary                                         /s/Scott K. Richardson

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                         Depositor

By:  _______________________________________                            Attest:  _________________________
/s/Kathleen A. Chapman, Corporate Secretary                                         /s/Scott K. Richardson

As required by the  Securities Act of 1933,  this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
                                               (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  April 29, 2003
           Wade A. Dokken

                               (Principal Financial Officer and Principal Accounting Officer)

         __________________        Vice President, Corporate Treasurer                    April 29, 2003
        /s/Carl A. Cavaliere              and Business Controller

         __________________             Executive Vice President,                         April 29, 2003
       /s/Thomas M. Mazzaferro            Chief Financial Officer

                                                    (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  _____________________________
                                          /s/Kathleen A. Chapman

    *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No.
                                                        333-53596.
    **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
    ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.